UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor ®
Corporate Bond Fund
Class A
Class T
Class C
Institutional Class

November 30, 2012

Class A, Class T, Class C and
Institutional Class
are classes of Fidelity®
Corporate Bond Fund

1.907031.102

ACBD-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 81.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 6.8%
Auto Components - 0.0%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 300,000	$ 316,261
Automobiles - 1.9%
Daimler Finance North America LLC:
1.95% 3/28/14 (c)	450,000	456,037
2.3% 1/9/15 (c)	1,250,000	1,281,911
Volkswagen International Finance NV:
1.15% 11/20/15 (c)	10,010,000	10,025,676
1.875% 4/1/14 (c)	1,130,000	1,144,351
2.375% 3/22/17 (c)	2,050,000	2,118,570
		15,026,545
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp. 1.875% 5/29/19	1,605,000	1,639,451
Media - 3.0%
Comcast Corp. 6.4% 3/1/40	1,150,000	1,500,998
COX Communications, Inc. 3.25% 12/15/22 (c)	301,000	304,446
Discovery Communications LLC 6.35% 6/1/40	221,000	281,645
NBCUniversal Media LLC:
3.65% 4/30/15	129,000	137,591
5.15% 4/30/20	3,625,000	4,311,974
6.4% 4/30/40	3,390,000	4,338,620
News America, Inc.:
6.15% 2/15/41	600,000	753,388
6.9% 8/15/39	300,000	399,541
Time Warner Cable, Inc.:
4% 9/1/21	1,850,000	2,011,098
6.75% 7/1/18	700,000	876,250
Time Warner, Inc.:
4.75% 3/29/21	1,750,000	2,021,779
6.2% 3/15/40	1,700,000	2,125,083
Viacom, Inc.:
1.25% 2/27/15	390,000	393,953
3.5% 4/1/17	34,000	36,868
Walt Disney Co. 0.45% 12/1/15	5,000,000	4,977,225
		24,470,459
Multiline Retail - 0.4%
Target Corp. 4% 7/1/42	2,750,000	2,820,417
Specialty Retail - 1.3%
AutoZone, Inc. 3.7% 4/15/22	253,000	267,731
Home Depot, Inc. 5.95% 4/1/41	941,000	1,281,121
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lowe's Companies, Inc.:
3.75% 4/15/21	$ 821,000	$ 915,959
5.125% 11/15/41	650,000	763,744
Turlock Corp. 1.5% 11/2/17 (c)	7,000,000	7,030,443
		10,258,998
TOTAL CONSUMER DISCRETIONARY		54,532,131
CONSUMER STAPLES - 6.2%
Beverages - 2.6%
Anheuser-Busch InBev Worldwide, Inc. 1.375% 7/15/17	4,141,000	4,184,953
Beam, Inc.:
1.875% 5/15/17	212,000	217,636
3.25% 5/15/22	84,000	87,768
Diageo Capital PLC 1.5% 5/11/17	2,500,000	2,543,365
FBG Finance Ltd. 5.125% 6/15/15 (c)	282,000	310,934
Fortune Brands, Inc.:
5.375% 1/15/16	1,043,000	1,171,892
5.875% 1/15/36	238,000	280,743
6.375% 6/15/14	59,000	63,843
Heineken NV:
0.8% 10/1/15 (c)	770,000	768,414
1.4% 10/1/17 (c)	287,000	287,560
2.75% 4/1/23 (c)	299,000	295,915
4% 10/1/42 (c)	96,000	92,685
PepsiCo, Inc. 1.25% 8/13/17	5,000,000	5,059,860
SABMiller Holdings, Inc.:
1.85% 1/15/15 (c)	2,760,000	2,813,301
2.45% 1/15/17 (c)	2,655,000	2,781,394
3.75% 1/15/22 (c)	300,000	325,387
		21,285,650
Food & Staples Retailing - 0.4%
Walgreen Co.:
1% 3/13/15	2,754,000	2,758,070
1.8% 9/15/17	234,000	236,596
4.4% 9/15/42	124,000	126,400
		3,121,066
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - 0.8%
Kraft Foods, Inc.:
5.375% 2/10/20	$ 3,782,000	$ 4,598,965
6.5% 8/11/17	1,274,000	1,565,038
		6,164,003
Tobacco - 2.4%
Altria Group, Inc.:
2.85% 8/9/22	2,500,000	2,473,620
4.125% 9/11/15	2,100,000	2,286,192
4.75% 5/5/21	650,000	740,991
9.7% 11/10/18	62,000	87,475
Philip Morris International, Inc.:
2.5% 8/22/22	5,000,000	5,031,755
4.375% 11/15/41	2,100,000	2,270,573
Reynolds American, Inc.:
1.05% 10/30/15	660,000	660,300
3.25% 11/1/22	3,304,000	3,358,364
4.75% 11/1/42	470,000	475,703
6.75% 6/15/17	384,000	468,950
7.625% 6/1/16	1,000,000	1,199,578
		19,053,501
TOTAL CONSUMER STAPLES		49,624,220
ENERGY - 9.1%
Energy Equipment & Services - 1.0%
Cameron International Corp. 1.6% 4/30/15	259,000	261,753
DCP Midstream LLC:
4.75% 9/30/21 (c)	158,000	168,955
5.35% 3/15/20 (c)	3,116,000	3,448,353
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	658,000	800,336
National Oilwell Varco, Inc. 1.35% 12/1/17	1,683,000	1,702,710
Noble Holding International Ltd.:
2.5% 3/15/17	125,000	129,328
3.05% 3/1/16	450,000	474,334
Transocean, Inc. 6.5% 11/15/20	930,000	1,119,448
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Energy Equipment & Services - continued
Weatherford International Ltd.:
4.95% 10/15/13	$ 78,000	$ 80,456
5.15% 3/15/13	102,000	103,109
		8,288,782
Oil, Gas & Consumable Fuels - 8.1%
Anadarko Petroleum Corp.:
5.95% 9/15/16	393,000	455,761
6.375% 9/15/17	3,626,000	4,352,980
Apache Corp. 4.75% 4/15/43	3,233,000	3,531,506
Cenovus Energy, Inc. 3% 8/15/22	5,250,000	5,380,725
DCP Midstream Operating LP:
2.5% 12/1/17	370,000	369,515
4.95% 4/1/22	1,925,000	2,079,104
Duke Energy Field Services 5.375% 10/15/15 (c)	54,000	57,759
El Paso Natural Gas Co. 5.95% 4/15/17	492,000	572,583
Enbridge Energy Partners LP 4.2% 9/15/21	140,000	151,347
Encana Holdings Finance Corp. 5.8% 5/1/14	129,000	137,714
Enterprise Products Operating LP:
1.25% 8/13/15	387,000	389,210
4.05% 2/15/22	1,065,000	1,178,047
Marathon Petroleum Corp.:
3.5% 3/1/16	150,000	160,145
6.5% 3/1/41	785,000	973,765
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (c)	480,000	503,888
Nexen, Inc.:
5.2% 3/10/15	41,000	44,490
6.2% 7/30/19	324,000	396,686
6.4% 5/15/37	4,360,000	5,577,382
Occidental Petroleum Corp. 2.7% 2/15/23	2,016,000	2,084,369
ONEOK Partners LP 2% 10/1/17	2,822,000	2,853,398
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	39,000	41,318
5.75% 1/20/20	3,652,000	4,171,983
Petroleos Mexicanos:
5.5% 1/21/21	545,000	637,650
6% 3/5/20	116,000	139,316
6.5% 6/2/41	260,000	326,950
Phillips 66:
1.95% 3/5/15 (c)	2,088,000	2,133,232
2.95% 5/1/17 (c)	2,767,000	2,948,620
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Phillips 66: - continued
4.3% 4/1/22 (c)	$ 300,000	$ 332,117
5.875% 5/1/42 (c)	498,000	597,576
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	514,000	548,239
Rockies Express Pipeline LLC 6.25% 7/15/13 (c)	121,000	124,025
Schlumberger Investment SA 2.4% 8/1/22 (c)	4,345,000	4,327,837
Shell International Finance BV 2.375% 8/21/22	5,250,000	5,303,167
Spectra Energy Capital, LLC 5.65% 3/1/20	56,000	67,218
Spectra Energy Partners, LP:
2.95% 6/15/16	452,000	465,650
4.6% 6/15/21	414,000	453,523
Talisman Energy, Inc. 5.5% 5/15/42	1,616,000	1,825,453
TransCanada PipeLines Ltd. 2.5% 8/1/22	5,000,000	5,035,900
TransCapitalInvest Ltd. 5.67% 3/5/14 (c)	195,000	204,931
Western Gas Partners LP 5.375% 6/1/21	1,273,000	1,460,067
Williams Partners LP 3.35% 8/15/22	2,500,000	2,548,545
		64,943,691
TOTAL ENERGY		73,232,473
FINANCIALS - 37.8%
Capital Markets - 4.7%
BlackRock, Inc. 3.375% 6/1/22	316,000	338,786
Franklin Resources, Inc. 1.375% 9/15/17	2,072,000	2,096,700
Goldman Sachs Group, Inc.:
3.625% 2/7/16	1,275,000	1,350,949
5.125% 1/15/15	935,000	1,005,686
5.25% 7/27/21	1,227,000	1,402,051
5.75% 1/24/22	9,150,000	10,852,980
5.95% 1/18/18	178,000	205,961
6.15% 4/1/18	204,000	238,245
Lazard Group LLC:
6.85% 6/15/17	171,000	197,440
7.125% 5/15/15	1,108,000	1,228,540
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,000,000	2,214,996
Morgan Stanley:
1.2933% 4/29/13 (e)	270,000	270,453
4% 7/24/15	1,947,000	2,036,544
4.875% 11/1/22	6,884,000	7,162,940
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
5.5% 7/28/21	$ 1,222,000	$ 1,396,472
5.625% 9/23/19	329,000	370,836
5.75% 1/25/21	557,000	635,915
6.625% 4/1/18	153,000	178,139
Northern Trust Corp. 2.375% 8/2/22	5,000,000	5,003,790
		38,187,423
Commercial Banks - 10.6%
Associated Banc Corp. 5.125% 3/28/16	575,000	632,680
BB&T Corp.:
1.45% 1/12/18	6,075,000	6,101,985
3.95% 3/22/22	1,925,000	2,099,407
Comerica, Inc. 4.8% 5/1/15	487,000	526,823
Credit Suisse 6% 2/15/18	122,000	140,570
Discover Bank 7% 4/15/20	2,391,000	2,997,542
Fifth Third Bancorp:
3.5% 3/15/22	552,000	584,686
5.45% 1/15/17	709,000	800,333
8.25% 3/1/38	3,848,000	5,576,064
Fifth Third Capital Trust IV 6.5% 4/15/67 (e)	550,000	551,375
HSBC Bank USA N.A. 4.875% 8/24/20	725,000	809,233
HSBC Holdings PLC:
4% 3/30/22	284,000	311,874
5.1% 4/5/21	133,000	157,917
6.5% 9/15/37	100,000	121,752
Huntington Bancshares, Inc. 7% 12/15/20	1,087,000	1,324,369
JPMorgan Chase Bank 6% 10/1/17	10,850,000	12,847,344
KeyBank NA 5.8% 7/1/14	9,884,000	10,614,092
KeyCorp. 5.1% 3/24/21	2,081,000	2,439,030
Marshall & Ilsley Bank:
4.85% 6/16/15	1,222,000	1,314,923
5% 1/17/17	1,027,000	1,143,074
Rabobank (Netherlands) NV 3.95% 11/9/22	6,215,000	6,293,415
Regions Bank:
6.45% 6/26/37	250,000	260,625
7.5% 5/15/18	2,499,000	2,998,800
Royal Bank of Scotland Group PLC:
2.55% 9/18/15	652,000	667,117
6.125% 12/15/22	5,972,000	6,119,670
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
SunTrust Banks, Inc.:
3.5% 1/20/17	$ 3,281,000	$ 3,544,130
3.6% 4/15/16	39,000	41,738
UnionBanCal Corp.:
3.5% 6/18/22	979,000	1,038,864
5.25% 12/16/13	30,000	31,253
Wachovia Bank NA 6.6% 1/15/38	1,410,000	1,952,741
Wachovia Corp.:
5.25% 8/1/14	2,000,000	2,142,622
5.625% 10/15/16	6,652,000	7,659,119
Westpac Banking Corp. 1.125% 9/25/15	1,051,000	1,059,753
		84,904,920
Consumer Finance - 5.2%
American Express Credit Corp.:
0.875% 11/13/15	1,441,000	1,441,458
2.75% 9/15/15	1,452,000	1,527,813
2.8% 9/19/16	557,000	591,869
American Honda Finance Corp.:
1% 8/11/15 (c)	3,600,000	3,623,476
1.45% 2/27/15 (c)	3,125,000	3,176,709
Capital One Financial Corp. 2.15% 3/23/15	3,115,000	3,185,197
Discover Financial Services:
3.85% 11/21/22 (c)	38,000	38,263
5.2% 4/27/22	2,355,000	2,643,815
6.45% 6/12/17	107,000	125,665
Ford Motor Credit Co. LLC:
3.875% 1/15/15	2,750,000	2,856,189
5.875% 8/2/21	2,700,000	3,094,065
General Electric Capital Corp.:
2.15% 1/9/15	5,000,000	5,128,950
3.15% 9/7/22	6,770,000	6,920,829
4.625% 1/7/21	1,000,000	1,133,890
4.65% 10/17/21	1,500,000	1,703,138
5.875% 1/14/38	150,000	181,498
HSBC USA, Inc. 2.375% 2/13/15	4,226,000	4,351,098
Hyundai Capital America:
1.625% 10/2/15 (c)	178,000	179,233
2.125% 10/2/17 (c)	197,000	199,414
		42,102,569
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - 7.2%
Bank of America Corp.:
4.5% 4/1/15	$ 3,200,000	$ 3,416,410
5.625% 7/1/20	4,500,000	5,309,424
5.75% 12/1/17	3,000,000	3,468,648
6.5% 8/1/16	1,240,000	1,440,096
BP Capital Markets PLC:
2.5% 11/6/22	3,500,000	3,476,809
3.125% 10/1/15	608,000	647,119
3.245% 5/6/22	1,300,000	1,365,637
3.561% 11/1/21	2,000,000	2,165,786
3.625% 5/8/14	388,000	404,628
4.5% 10/1/20	300,000	347,552
Capital One Capital V 10.25% 8/15/39	880,000	884,400
Capital One Capital VI 8.875% 5/15/40	6,485,000	6,511,303
Citigroup, Inc.:
3.953% 6/15/16	653,000	703,445
4.45% 1/10/17	1,250,000	1,386,628
4.5% 1/14/22	5,000,000	5,620,880
5.375% 8/9/20	750,000	884,489
5.875% 1/30/42	110,000	136,837
6.125% 5/15/18	640,000	765,749
6.5% 8/19/13	2,133,000	2,217,435
6.875% 3/5/38	175,000	233,954
8.5% 5/22/19	85,000	113,666
General Electric Capital Corp. 5.3% 2/11/21	1,460,000	1,689,836
JPMorgan Chase & Co.:
3.45% 3/1/16	1,905,000	2,030,835
4.35% 8/15/21	650,000	727,995
4.5% 1/24/22	1,390,000	1,571,384
4.625% 5/10/21	655,000	748,641
5.4% 1/6/42	1,180,000	1,426,849
MetLife Institutional Funding II 1.254% 4/4/14 (c)(e)	600,000	605,512
Moody's Corp. 4.5% 9/1/22	6,500,000	6,947,122
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (c)	317,000	321,689
TECO Finance, Inc. 5.15% 3/15/20	114,000	133,851
		57,704,609
Insurance - 5.9%
Allstate Corp. 5.2% 1/15/42	649,000	774,148
American International Group, Inc.:
3.8% 3/22/17	1,042,000	1,122,052
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
American International Group, Inc.: - continued
4.875% 9/15/16	$ 1,390,000	$ 1,555,769
4.875% 6/1/22	2,500,000	2,810,738
5.85% 1/16/18	1,000,000	1,169,901
Aon Corp.:
3.125% 5/27/16	1,609,000	1,702,888
5% 9/30/20	553,000	638,053
6.25% 9/30/40	253,000	335,387
Berkshire Hathaway Finance Corp.:
1.6% 5/15/17	425,000	435,534
4.4% 5/15/42	107,000	111,632
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(e)	66,000	67,650
Hartford Financial Services Group, Inc.:
4% 10/15/17	3,600,000	3,921,757
5.125% 4/15/22	143,000	162,679
6.625% 4/15/42	144,000	180,228
Liberty Mutual Group, Inc. 4.95% 5/1/22 (c)	5,250,000	5,695,001
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	701,000	798,370
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (c)	148,000	174,110
MetLife, Inc.:
1.756% 12/15/17 (b)	238,000	241,879
3.048% 12/15/22	487,000	498,129
4.125% 8/13/42	2,500,000	2,487,573
4.75% 2/8/21	660,000	767,253
Metropolitan Life Global Funding I 2% 1/9/15 (c)	2,800,000	2,878,501
Monumental Global Funding III 5.5% 4/22/13 (c)	98,000	99,842
Pacific Life Global Funding 5.15% 4/15/13 (c)	152,000	154,569
Pacific LifeCorp 6% 2/10/20 (c)	902,000	1,015,610
Prudential Financial, Inc.:
4.5% 11/16/21	5,025,000	5,618,412
5.625% 5/12/41	1,170,000	1,333,954
5.625% 6/15/43 (e)	5,000,000	5,012,500
QBE Insurance Group Ltd. 5.647% 7/1/23 (c)(e)	58,000	57,589
Symetra Financial Corp. 6.125% 4/1/16 (c)	215,000	233,895
Unum Group:
5.625% 9/15/20	1,315,000	1,507,033
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Unum Group: - continued
5.75% 8/15/42	$ 3,536,000	$ 3,826,037
7.125% 9/30/16	106,000	125,370
		47,514,043
Real Estate Investment Trusts - 1.7%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	94,000	101,099
Boston Properties, Inc. 3.85% 2/1/23	738,000	783,859
CommonWealth REIT 5.875% 9/15/20	1,260,000	1,349,823
DDR Corp. 4.625% 7/15/22	391,000	425,330
Developers Diversified Realty Corp. 4.75% 4/15/18	1,764,000	1,951,852
Duke Realty LP:
3.875% 10/15/22	403,000	411,394
4.375% 6/15/22	206,000	218,236
5.4% 8/15/14	151,000	160,900
5.5% 3/1/16	1,300,000	1,439,464
6.75% 3/15/20	1,295,000	1,566,402
Equity One, Inc. 3.75% 11/15/22	3,000,000	2,995,896
Federal Realty Investment Trust:
5.95% 8/15/14	100,000	107,590
6.2% 1/15/17	1,300,000	1,516,775
Health Care REIT, Inc. 2.25% 3/15/18	246,000	245,890
Washington (REIT) 5.25% 1/15/14	58,000	60,288
		13,334,798
Real Estate Management & Development - 2.5%
BioMed Realty LP:
3.85% 4/15/16	914,000	969,970
4.25% 7/15/22	170,000	179,185
Brandywine Operating Partnership LP:
4.95% 4/15/18	92,000	100,543
7.5% 5/15/15	840,000	946,444
ERP Operating LP:
4.625% 12/15/21	1,461,000	1,647,145
4.75% 7/15/20	1,020,000	1,150,583
Liberty Property LP:
4.125% 6/15/22	1,832,000	1,934,577
4.75% 10/1/20	752,000	821,053
5.125% 3/2/15	141,000	152,322
5.5% 12/15/16	1,816,000	2,071,515
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Mack-Cali Realty LP:
2.5% 12/15/17	$ 488,000	$ 488,945
4.5% 4/18/22	94,000	100,302
7.75% 8/15/19	126,000	157,566
Post Apartment Homes LP 3.375% 12/1/22	4,540,000	4,584,719
Prime Property Funding, Inc. 5.7% 4/15/17 (c)	76,000	82,839
Simon Property Group LP:
2.8% 1/30/17	47,000	49,933
4.125% 12/1/21	2,333,000	2,624,910
5.65% 2/1/20	775,000	933,679
Tanger Properties LP:
6.125% 6/1/20	661,000	790,496
6.15% 11/15/15	65,000	74,029
		19,860,755
TOTAL FINANCIALS		303,609,117
HEALTH CARE - 5.9%
Biotechnology - 0.8%
Amgen, Inc.:
3.875% 11/15/21	2,300,000	2,531,433
5.15% 11/15/41	3,228,000	3,673,445
		6,204,878
Health Care Providers & Services - 2.0%
Aetna, Inc.:
1.5% 11/15/17	72,000	72,615
2.75% 11/15/22	291,000	292,086
4.125% 11/15/42	163,000	163,298
Aristotle Holding, Inc.:
2.1% 2/12/15 (c)	4,500,000	4,589,645
4.75% 11/15/21 (c)	530,000	606,035
6.125% 11/15/41 (c)	740,000	947,199
Express Scripts, Inc. 3.125% 5/15/16	1,696,000	1,794,153
UnitedHealth Group, Inc.:
0.85% 10/15/15	166,000	166,685
2.75% 2/15/23	96,000	97,375
3.95% 10/15/42	132,000	130,761
4.625% 11/15/41	965,000	1,050,619
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
WellPoint, Inc.:
1.25% 9/10/15	$ 159,000	$ 160,411
1.875% 1/15/18	288,000	293,166
2.375% 2/15/17	810,000	842,795
3.3% 1/15/23	516,000	530,417
4.625% 5/15/42	2,500,000	2,603,273
4.65% 1/15/43	2,083,000	2,181,570
		16,522,103
Pharmaceuticals - 3.1%
AbbVie, Inc.:
1.2% 11/6/15 (c)	15,000,000	15,067,080
1.75% 11/6/17 (c)	999,000	1,012,796
2.9% 11/6/22 (c)	603,000	615,221
4.4% 11/6/42 (c)	627,000	663,267
Novartis Capital Corp. 3.7% 9/21/42	5,000,000	5,023,220
Teva Pharmaceutical Finance IV BV 3.65% 11/10/21	1,360,000	1,472,457
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	187,000	190,442
3.25% 10/1/22	278,000	285,706
4.625% 10/1/42	168,000	176,926
5% 8/15/14	130,000	138,896
		24,646,011
TOTAL HEALTH CARE		47,372,992
INDUSTRIALS - 2.5%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (c)	103,000	108,447
United Technologies Corp. 4.5% 6/1/42	1,761,000	1,997,485
		2,105,932
Airlines - 0.0%
Continental Airlines, Inc. 6.648% 3/15/19	99,927	106,423
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	57,966	60,429
8.36% 1/20/19	47,879	52,428
		219,280
Electrical Equipment - 0.5%
Roper Industries, Inc. 1.85% 11/15/17	4,079,000	4,092,836
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.1%
General Electric Co. 4.125% 10/9/42	$ 434,000	$ 451,583
Machinery - 1.3%
Caterpillar, Inc. 3.803% 8/15/42 (c)	600,000	599,868
Deere & Co.:
2.6% 6/8/22	1,818,000	1,857,776
3.9% 6/9/42	3,616,000	3,728,288
Illinois Tool Works, Inc. 3.9% 9/1/42	4,000,000	4,161,000
		10,346,932
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC 4.4% 3/15/42	2,500,000	2,681,498
TOTAL INDUSTRIALS		19,898,061
INFORMATION TECHNOLOGY - 1.2%
Computers & Peripherals - 0.2%
Hewlett-Packard Co. 2.625% 12/9/14	1,500,000	1,496,354
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
1.6% 2/3/15	152,000	154,271
5.95% 1/15/14	160,000	169,187
		323,458
Office Electronics - 0.9%
Xerox Corp.:
2.95% 3/15/17	2,591,000	2,651,951
4.25% 2/15/15	3,200,000	3,366,179
4.5% 5/15/21	1,075,000	1,126,052
		7,144,182
Software - 0.0%
Oracle Corp. 5.375% 7/15/40	240,000	302,649
TOTAL INFORMATION TECHNOLOGY		9,266,643
MATERIALS - 3.0%
Chemicals - 1.4%
Ecolab, Inc. 1% 8/9/15	5,000,000	5,016,625
The Dow Chemical Co.:
3% 11/15/22	3,530,000	3,519,121
4.125% 11/15/21	696,000	757,433
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Chemicals - continued
The Dow Chemical Co.: - continued
4.25% 11/15/20	$ 973,000	$ 1,075,338
7.6% 5/15/14	997,000	1,092,641
		11,461,158
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	82,000	92,268
Metals & Mining - 1.6%
Alcoa, Inc. 5.4% 4/15/21	120,000	126,628
Anglo American Capital PLC 9.375% 4/8/14 (c)	156,000	172,364
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (c)	2,040,000	2,212,380
Rio Tinto Finance USA PLC 1.625% 8/21/17	5,000,000	5,062,980
Teck Resources Ltd. 2.5% 2/1/18	5,000,000	5,070,710
Vale Overseas Ltd. 6.25% 1/23/17	104,000	120,070
		12,765,132
TOTAL MATERIALS		24,318,558
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.:
3.875% 8/15/21	1,500,000	1,683,161
5.55% 8/15/41	4,650,000	5,564,469
6.3% 1/15/38	970,000	1,242,445
CenturyLink, Inc.:
6.45% 6/15/21	421,000	462,464
7.6% 9/15/39	1,033,000	1,068,558
Verizon Communications, Inc.:
2.45% 11/1/22	7,000,000	7,020,804
3.5% 11/1/21	1,420,000	1,560,574
4.6% 4/1/21	460,000	542,147
		19,144,622
Wireless Telecommunication Services - 0.7%
America Movil S.A.B. de C.V.:
2.375% 9/8/16	1,450,000	1,514,703
3.625% 3/30/15	564,000	600,619
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.5% 3/1/16	220,000	234,014
5% 3/1/21	1,750,000	1,952,834
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
DIRECTV Holdings LLC/DIRECTV Financing, Inc.: - continued
5.15% 3/15/42	$ 1,750,000	$ 1,754,076
5.875% 10/1/19	67,000	79,592
		6,135,838
TOTAL TELECOMMUNICATION SERVICES		25,280,460
UTILITIES - 5.8%
Electric Utilities - 3.5%
AmerenUE 6.4% 6/15/17	133,000	163,667
Appalachian Power Co. 0.685% 8/16/13 (e)	1,519,000	1,521,298
Cleveland Electric Illuminating Co. 5.65% 12/15/13	1,096,000	1,147,330
Commonwealth Edison Co.:
1.95% 9/1/16	83,000	86,016
3.4% 9/1/21	725,000	788,032
4% 8/1/20	800,000	902,974
Duke Capital LLC 5.668% 8/15/14	192,000	206,883
Duke Energy Carolinas LLC 4.25% 12/15/41	106,000	112,335
Duke Energy Corp.:
1.625% 8/15/17	5,250,000	5,301,545
3.55% 9/15/21	1,250,000	1,331,903
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (c)	500,000	599,717
6.4% 9/15/20 (c)	1,310,000	1,596,052
Entergy Louisiana LLC 1.875% 12/15/14	144,000	147,548
FirstEnergy Solutions Corp.:
4.8% 2/15/15	4,760,000	5,127,372
6.05% 8/15/21	38,000	43,323
Florida Power & Light Co. 5.69% 3/1/40	1,000,000	1,328,393
Georgia Power Co. 0.625% 11/15/15	4,663,000	4,659,060
Nevada Power Co.:
6.5% 8/1/18	70,000	88,008
6.65% 4/1/36	500,000	685,232
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	581,000	586,750
Pacific Gas & Electric Co. 3.25% 9/15/21	22,000	23,623
Pepco Holdings, Inc. 2.7% 10/1/15	193,000	200,113
Sierra Pacific Power Co. 5.45% 9/1/13	70,000	72,484
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Tampa Electric Co. 6.55% 5/15/36	$ 500,000	$ 721,666
Xcel Energy, Inc. 4.8% 9/15/41	554,000	639,324
		28,080,648
Gas Utilities - 0.3%
Boston Gas Co. 4.487% 2/15/42 (c)	2,000,000	2,140,180
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	20,163
		2,160,343
Independent Power Producers & Energy Traders - 0.0%
Southern Power Co. 5.15% 9/15/41	461,000	529,152
Multi-Utilities - 2.0%
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	1,141,000	1,342,779
Dominion Resources, Inc.:
1.95% 8/15/16	1,612,000	1,669,900
2.6623% 9/30/66 (e)	2,611,000	2,452,982
7.5% 6/30/66 (e)	145,000	160,950
DTE Energy Co. 1.1183% 6/3/13 (e)	86,000	86,200
NiSource Finance Corp.:
4.45% 12/1/21	91,000	101,332
5.25% 2/15/43	234,000	250,382
5.4% 7/15/14	1,060,000	1,133,813
5.45% 9/15/20	650,000	771,308
5.95% 6/15/41	1,493,000	1,742,182
6.15% 3/1/13	1,000,000	1,012,289
6.4% 3/15/18	59,000	71,190
Sempra Energy:
2% 3/15/14	2,695,000	2,738,441
2.3% 4/1/17	2,024,000	2,112,435
2.875% 10/1/22	224,000	225,313
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	117,000	126,360
		15,997,856
TOTAL UTILITIES		46,767,999
TOTAL NONCONVERTIBLE BONDS (Cost $626,122,750)		653,902,654
U.S. Treasury Obligations - 9.2%
	Principal Amount	Value
U.S. Treasury Bonds 3% 5/15/42	$ 19,629,000	$ 20,469,357
U.S. Treasury Notes:
0.75% 6/30/17	46,198,000	46,605,823
1.75% 5/15/22	6,515,000	6,641,228
TOTAL U.S. TREASURY OBLIGATIONS (Cost $73,683,317)		73,716,408
Municipal Securities - 2.3%

American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	280,000	415,699
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	40,000	55,864
7.5% 4/1/34	1,165,000	1,627,633
7.55% 4/1/39	730,000	1,054,485
7.6% 11/1/40	5,750,000	8,427,833
7.625% 3/1/40	70,000	101,451
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	90,000	118,616
Illinois Gen. Oblig. Series 2011:
5.665% 3/1/18	2,500,000	2,859,875
5.877% 3/1/19	2,725,000	3,141,707
Muni. Elec. Auth. of Georgia (Plant Vogtle Units 3&4 Proj.) Series 2010 A, 6.655% 4/1/57	690,000	822,632
TOTAL MUNICIPAL SECURITIES (Cost $17,708,373)		18,625,795
Foreign Government and Government Agency Obligations - 0.4%

Chilean Republic 3.25% 9/14/21	155,000	169,198
Russian Federation:
3.25% 4/4/17 (c)	800,000	849,040
4.5% 4/4/22 (c)	200,000	226,760
5.625% 4/4/42 (c)	1,000,000	1,243,800
United Mexican States:
4.75% 3/8/44	616,000	702,240
6.05% 1/11/40	146,000	197,100
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,880,069)		3,388,138
Bank Notes - 0.1%
	Principal Amount	Value
Wachovia Bank NA 6% 11/15/17 (Cost $436,175)	$ 405,000	$ 487,931
Fixed-Income Funds - 3.1%
	Shares
Fidelity Specialized High Income Central Fund (f) (Cost $25,087,068)	237,230	25,096,593
Preferred Securities - 0.0%
	Principal Amount
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (d)(e) (Cost $103,589)	$ 102,000	114,588
Money Market Funds - 3.8%
	Shares
Fidelity Cash Central Fund, 0.19% (a) (Cost $30,243,490)	30,243,490	30,243,490
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $776,264,831)		805,575,597
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(2,146,810)
NET ASSETS - 100%		$ 803,428,787
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $96,738,070 or 12.0% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,499
Fidelity Specialized High Income Central Fund	89,953
Total	$ 105,452
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ -	$ 25,087,068	$ -	$ 25,096,593	7.3%
Total	$ -	$ 25,087,068	$ -	$ 25,096,593
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 653,902,654	$ -	$ 653,902,654	$ -
U.S. Government and Government Agency Obligations	73,716,408	-	73,716,408	-
Municipal Securities	18,625,795	-	18,625,795	-
Foreign Government and Government Agency Obligations	3,388,138	-	3,388,138	-
Bank Notes	487,931	-	487,931	-
Fixed-Income Funds	25,096,593	25,096,593	-	-
Preferred Securities	114,588	-	114,588	-
Money Market Funds	30,243,490	30,243,490	-	-
Total Investments in Securities:	$ 805,575,597	$ 55,340,083	$ 750,235,514	$ -
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $775,479,632. Net unrealized appreciation aggregated $30,095,965, of which $31,034,759 related to appreciated investment securities and $938,794 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Corporate Bond Fund

November 30, 2012

1.907010.102

CBD-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 81.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 6.8%
Auto Components - 0.0%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 300,000	$ 316,261
Automobiles - 1.9%
Daimler Finance North America LLC:
1.95% 3/28/14 (c)	450,000	456,037
2.3% 1/9/15 (c)	1,250,000	1,281,911
Volkswagen International Finance NV:
1.15% 11/20/15 (c)	10,010,000	10,025,676
1.875% 4/1/14 (c)	1,130,000	1,144,351
2.375% 3/22/17 (c)	2,050,000	2,118,570
		15,026,545
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp. 1.875% 5/29/19	1,605,000	1,639,451
Media - 3.0%
Comcast Corp. 6.4% 3/1/40	1,150,000	1,500,998
COX Communications, Inc. 3.25% 12/15/22 (c)	301,000	304,446
Discovery Communications LLC 6.35% 6/1/40	221,000	281,645
NBCUniversal Media LLC:
3.65% 4/30/15	129,000	137,591
5.15% 4/30/20	3,625,000	4,311,974
6.4% 4/30/40	3,390,000	4,338,620
News America, Inc.:
6.15% 2/15/41	600,000	753,388
6.9% 8/15/39	300,000	399,541
Time Warner Cable, Inc.:
4% 9/1/21	1,850,000	2,011,098
6.75% 7/1/18	700,000	876,250
Time Warner, Inc.:
4.75% 3/29/21	1,750,000	2,021,779
6.2% 3/15/40	1,700,000	2,125,083
Viacom, Inc.:
1.25% 2/27/15	390,000	393,953
3.5% 4/1/17	34,000	36,868
Walt Disney Co. 0.45% 12/1/15	5,000,000	4,977,225
		24,470,459
Multiline Retail - 0.4%
Target Corp. 4% 7/1/42	2,750,000	2,820,417
Specialty Retail - 1.3%
AutoZone, Inc. 3.7% 4/15/22	253,000	267,731
Home Depot, Inc. 5.95% 4/1/41	941,000	1,281,121
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lowe's Companies, Inc.:
3.75% 4/15/21	$ 821,000	$ 915,959
5.125% 11/15/41	650,000	763,744
Turlock Corp. 1.5% 11/2/17 (c)	7,000,000	7,030,443
		10,258,998
TOTAL CONSUMER DISCRETIONARY		54,532,131
CONSUMER STAPLES - 6.2%
Beverages - 2.6%
Anheuser-Busch InBev Worldwide, Inc. 1.375% 7/15/17	4,141,000	4,184,953
Beam, Inc.:
1.875% 5/15/17	212,000	217,636
3.25% 5/15/22	84,000	87,768
Diageo Capital PLC 1.5% 5/11/17	2,500,000	2,543,365
FBG Finance Ltd. 5.125% 6/15/15 (c)	282,000	310,934
Fortune Brands, Inc.:
5.375% 1/15/16	1,043,000	1,171,892
5.875% 1/15/36	238,000	280,743
6.375% 6/15/14	59,000	63,843
Heineken NV:
0.8% 10/1/15 (c)	770,000	768,414
1.4% 10/1/17 (c)	287,000	287,560
2.75% 4/1/23 (c)	299,000	295,915
4% 10/1/42 (c)	96,000	92,685
PepsiCo, Inc. 1.25% 8/13/17	5,000,000	5,059,860
SABMiller Holdings, Inc.:
1.85% 1/15/15 (c)	2,760,000	2,813,301
2.45% 1/15/17 (c)	2,655,000	2,781,394
3.75% 1/15/22 (c)	300,000	325,387
		21,285,650
Food & Staples Retailing - 0.4%
Walgreen Co.:
1% 3/13/15	2,754,000	2,758,070
1.8% 9/15/17	234,000	236,596
4.4% 9/15/42	124,000	126,400
		3,121,066
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - 0.8%
Kraft Foods, Inc.:
5.375% 2/10/20	$ 3,782,000	$ 4,598,965
6.5% 8/11/17	1,274,000	1,565,038
		6,164,003
Tobacco - 2.4%
Altria Group, Inc.:
2.85% 8/9/22	2,500,000	2,473,620
4.125% 9/11/15	2,100,000	2,286,192
4.75% 5/5/21	650,000	740,991
9.7% 11/10/18	62,000	87,475
Philip Morris International, Inc.:
2.5% 8/22/22	5,000,000	5,031,755
4.375% 11/15/41	2,100,000	2,270,573
Reynolds American, Inc.:
1.05% 10/30/15	660,000	660,300
3.25% 11/1/22	3,304,000	3,358,364
4.75% 11/1/42	470,000	475,703
6.75% 6/15/17	384,000	468,950
7.625% 6/1/16	1,000,000	1,199,578
		19,053,501
TOTAL CONSUMER STAPLES		49,624,220
ENERGY - 9.1%
Energy Equipment & Services - 1.0%
Cameron International Corp. 1.6% 4/30/15	259,000	261,753
DCP Midstream LLC:
4.75% 9/30/21 (c)	158,000	168,955
5.35% 3/15/20 (c)	3,116,000	3,448,353
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	658,000	800,336
National Oilwell Varco, Inc. 1.35% 12/1/17	1,683,000	1,702,710
Noble Holding International Ltd.:
2.5% 3/15/17	125,000	129,328
3.05% 3/1/16	450,000	474,334
Transocean, Inc. 6.5% 11/15/20	930,000	1,119,448
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Energy Equipment & Services - continued
Weatherford International Ltd.:
4.95% 10/15/13	$ 78,000	$ 80,456
5.15% 3/15/13	102,000	103,109
		8,288,782
Oil, Gas & Consumable Fuels - 8.1%
Anadarko Petroleum Corp.:
5.95% 9/15/16	393,000	455,761
6.375% 9/15/17	3,626,000	4,352,980
Apache Corp. 4.75% 4/15/43	3,233,000	3,531,506
Cenovus Energy, Inc. 3% 8/15/22	5,250,000	5,380,725
DCP Midstream Operating LP:
2.5% 12/1/17	370,000	369,515
4.95% 4/1/22	1,925,000	2,079,104
Duke Energy Field Services 5.375% 10/15/15 (c)	54,000	57,759
El Paso Natural Gas Co. 5.95% 4/15/17	492,000	572,583
Enbridge Energy Partners LP 4.2% 9/15/21	140,000	151,347
Encana Holdings Finance Corp. 5.8% 5/1/14	129,000	137,714
Enterprise Products Operating LP:
1.25% 8/13/15	387,000	389,210
4.05% 2/15/22	1,065,000	1,178,047
Marathon Petroleum Corp.:
3.5% 3/1/16	150,000	160,145
6.5% 3/1/41	785,000	973,765
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (c)	480,000	503,888
Nexen, Inc.:
5.2% 3/10/15	41,000	44,490
6.2% 7/30/19	324,000	396,686
6.4% 5/15/37	4,360,000	5,577,382
Occidental Petroleum Corp. 2.7% 2/15/23	2,016,000	2,084,369
ONEOK Partners LP 2% 10/1/17	2,822,000	2,853,398
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	39,000	41,318
5.75% 1/20/20	3,652,000	4,171,983
Petroleos Mexicanos:
5.5% 1/21/21	545,000	637,650
6% 3/5/20	116,000	139,316
6.5% 6/2/41	260,000	326,950
Phillips 66:
1.95% 3/5/15 (c)	2,088,000	2,133,232
2.95% 5/1/17 (c)	2,767,000	2,948,620
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Phillips 66: - continued
4.3% 4/1/22 (c)	$ 300,000	$ 332,117
5.875% 5/1/42 (c)	498,000	597,576
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	514,000	548,239
Rockies Express Pipeline LLC 6.25% 7/15/13 (c)	121,000	124,025
Schlumberger Investment SA 2.4% 8/1/22 (c)	4,345,000	4,327,837
Shell International Finance BV 2.375% 8/21/22	5,250,000	5,303,167
Spectra Energy Capital, LLC 5.65% 3/1/20	56,000	67,218
Spectra Energy Partners, LP:
2.95% 6/15/16	452,000	465,650
4.6% 6/15/21	414,000	453,523
Talisman Energy, Inc. 5.5% 5/15/42	1,616,000	1,825,453
TransCanada PipeLines Ltd. 2.5% 8/1/22	5,000,000	5,035,900
TransCapitalInvest Ltd. 5.67% 3/5/14 (c)	195,000	204,931
Western Gas Partners LP 5.375% 6/1/21	1,273,000	1,460,067
Williams Partners LP 3.35% 8/15/22	2,500,000	2,548,545
		64,943,691
TOTAL ENERGY		73,232,473
FINANCIALS - 37.8%
Capital Markets - 4.7%
BlackRock, Inc. 3.375% 6/1/22	316,000	338,786
Franklin Resources, Inc. 1.375% 9/15/17	2,072,000	2,096,700
Goldman Sachs Group, Inc.:
3.625% 2/7/16	1,275,000	1,350,949
5.125% 1/15/15	935,000	1,005,686
5.25% 7/27/21	1,227,000	1,402,051
5.75% 1/24/22	9,150,000	10,852,980
5.95% 1/18/18	178,000	205,961
6.15% 4/1/18	204,000	238,245
Lazard Group LLC:
6.85% 6/15/17	171,000	197,440
7.125% 5/15/15	1,108,000	1,228,540
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,000,000	2,214,996
Morgan Stanley:
1.2933% 4/29/13 (e)	270,000	270,453
4% 7/24/15	1,947,000	2,036,544
4.875% 11/1/22	6,884,000	7,162,940
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
5.5% 7/28/21	$ 1,222,000	$ 1,396,472
5.625% 9/23/19	329,000	370,836
5.75% 1/25/21	557,000	635,915
6.625% 4/1/18	153,000	178,139
Northern Trust Corp. 2.375% 8/2/22	5,000,000	5,003,790
		38,187,423
Commercial Banks - 10.6%
Associated Banc Corp. 5.125% 3/28/16	575,000	632,680
BB&T Corp.:
1.45% 1/12/18	6,075,000	6,101,985
3.95% 3/22/22	1,925,000	2,099,407
Comerica, Inc. 4.8% 5/1/15	487,000	526,823
Credit Suisse 6% 2/15/18	122,000	140,570
Discover Bank 7% 4/15/20	2,391,000	2,997,542
Fifth Third Bancorp:
3.5% 3/15/22	552,000	584,686
5.45% 1/15/17	709,000	800,333
8.25% 3/1/38	3,848,000	5,576,064
Fifth Third Capital Trust IV 6.5% 4/15/67 (e)	550,000	551,375
HSBC Bank USA N.A. 4.875% 8/24/20	725,000	809,233
HSBC Holdings PLC:
4% 3/30/22	284,000	311,874
5.1% 4/5/21	133,000	157,917
6.5% 9/15/37	100,000	121,752
Huntington Bancshares, Inc. 7% 12/15/20	1,087,000	1,324,369
JPMorgan Chase Bank 6% 10/1/17	10,850,000	12,847,344
KeyBank NA 5.8% 7/1/14	9,884,000	10,614,092
KeyCorp. 5.1% 3/24/21	2,081,000	2,439,030
Marshall & Ilsley Bank:
4.85% 6/16/15	1,222,000	1,314,923
5% 1/17/17	1,027,000	1,143,074
Rabobank (Netherlands) NV 3.95% 11/9/22	6,215,000	6,293,415
Regions Bank:
6.45% 6/26/37	250,000	260,625
7.5% 5/15/18	2,499,000	2,998,800
Royal Bank of Scotland Group PLC:
2.55% 9/18/15	652,000	667,117
6.125% 12/15/22	5,972,000	6,119,670
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
SunTrust Banks, Inc.:
3.5% 1/20/17	$ 3,281,000	$ 3,544,130
3.6% 4/15/16	39,000	41,738
UnionBanCal Corp.:
3.5% 6/18/22	979,000	1,038,864
5.25% 12/16/13	30,000	31,253
Wachovia Bank NA 6.6% 1/15/38	1,410,000	1,952,741
Wachovia Corp.:
5.25% 8/1/14	2,000,000	2,142,622
5.625% 10/15/16	6,652,000	7,659,119
Westpac Banking Corp. 1.125% 9/25/15	1,051,000	1,059,753
		84,904,920
Consumer Finance - 5.2%
American Express Credit Corp.:
0.875% 11/13/15	1,441,000	1,441,458
2.75% 9/15/15	1,452,000	1,527,813
2.8% 9/19/16	557,000	591,869
American Honda Finance Corp.:
1% 8/11/15 (c)	3,600,000	3,623,476
1.45% 2/27/15 (c)	3,125,000	3,176,709
Capital One Financial Corp. 2.15% 3/23/15	3,115,000	3,185,197
Discover Financial Services:
3.85% 11/21/22 (c)	38,000	38,263
5.2% 4/27/22	2,355,000	2,643,815
6.45% 6/12/17	107,000	125,665
Ford Motor Credit Co. LLC:
3.875% 1/15/15	2,750,000	2,856,189
5.875% 8/2/21	2,700,000	3,094,065
General Electric Capital Corp.:
2.15% 1/9/15	5,000,000	5,128,950
3.15% 9/7/22	6,770,000	6,920,829
4.625% 1/7/21	1,000,000	1,133,890
4.65% 10/17/21	1,500,000	1,703,138
5.875% 1/14/38	150,000	181,498
HSBC USA, Inc. 2.375% 2/13/15	4,226,000	4,351,098
Hyundai Capital America:
1.625% 10/2/15 (c)	178,000	179,233
2.125% 10/2/17 (c)	197,000	199,414
		42,102,569
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - 7.2%
Bank of America Corp.:
4.5% 4/1/15	$ 3,200,000	$ 3,416,410
5.625% 7/1/20	4,500,000	5,309,424
5.75% 12/1/17	3,000,000	3,468,648
6.5% 8/1/16	1,240,000	1,440,096
BP Capital Markets PLC:
2.5% 11/6/22	3,500,000	3,476,809
3.125% 10/1/15	608,000	647,119
3.245% 5/6/22	1,300,000	1,365,637
3.561% 11/1/21	2,000,000	2,165,786
3.625% 5/8/14	388,000	404,628
4.5% 10/1/20	300,000	347,552
Capital One Capital V 10.25% 8/15/39	880,000	884,400
Capital One Capital VI 8.875% 5/15/40	6,485,000	6,511,303
Citigroup, Inc.:
3.953% 6/15/16	653,000	703,445
4.45% 1/10/17	1,250,000	1,386,628
4.5% 1/14/22	5,000,000	5,620,880
5.375% 8/9/20	750,000	884,489
5.875% 1/30/42	110,000	136,837
6.125% 5/15/18	640,000	765,749
6.5% 8/19/13	2,133,000	2,217,435
6.875% 3/5/38	175,000	233,954
8.5% 5/22/19	85,000	113,666
General Electric Capital Corp. 5.3% 2/11/21	1,460,000	1,689,836
JPMorgan Chase & Co.:
3.45% 3/1/16	1,905,000	2,030,835
4.35% 8/15/21	650,000	727,995
4.5% 1/24/22	1,390,000	1,571,384
4.625% 5/10/21	655,000	748,641
5.4% 1/6/42	1,180,000	1,426,849
MetLife Institutional Funding II 1.254% 4/4/14 (c)(e)	600,000	605,512
Moody's Corp. 4.5% 9/1/22	6,500,000	6,947,122
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (c)	317,000	321,689
TECO Finance, Inc. 5.15% 3/15/20	114,000	133,851
		57,704,609
Insurance - 5.9%
Allstate Corp. 5.2% 1/15/42	649,000	774,148
American International Group, Inc.:
3.8% 3/22/17	1,042,000	1,122,052
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
American International Group, Inc.: - continued
4.875% 9/15/16	$ 1,390,000	$ 1,555,769
4.875% 6/1/22	2,500,000	2,810,738
5.85% 1/16/18	1,000,000	1,169,901
Aon Corp.:
3.125% 5/27/16	1,609,000	1,702,888
5% 9/30/20	553,000	638,053
6.25% 9/30/40	253,000	335,387
Berkshire Hathaway Finance Corp.:
1.6% 5/15/17	425,000	435,534
4.4% 5/15/42	107,000	111,632
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(e)	66,000	67,650
Hartford Financial Services Group, Inc.:
4% 10/15/17	3,600,000	3,921,757
5.125% 4/15/22	143,000	162,679
6.625% 4/15/42	144,000	180,228
Liberty Mutual Group, Inc. 4.95% 5/1/22 (c)	5,250,000	5,695,001
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	701,000	798,370
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (c)	148,000	174,110
MetLife, Inc.:
1.756% 12/15/17 (b)	238,000	241,879
3.048% 12/15/22	487,000	498,129
4.125% 8/13/42	2,500,000	2,487,573
4.75% 2/8/21	660,000	767,253
Metropolitan Life Global Funding I 2% 1/9/15 (c)	2,800,000	2,878,501
Monumental Global Funding III 5.5% 4/22/13 (c)	98,000	99,842
Pacific Life Global Funding 5.15% 4/15/13 (c)	152,000	154,569
Pacific LifeCorp 6% 2/10/20 (c)	902,000	1,015,610
Prudential Financial, Inc.:
4.5% 11/16/21	5,025,000	5,618,412
5.625% 5/12/41	1,170,000	1,333,954
5.625% 6/15/43 (e)	5,000,000	5,012,500
QBE Insurance Group Ltd. 5.647% 7/1/23 (c)(e)	58,000	57,589
Symetra Financial Corp. 6.125% 4/1/16 (c)	215,000	233,895
Unum Group:
5.625% 9/15/20	1,315,000	1,507,033
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Unum Group: - continued
5.75% 8/15/42	$ 3,536,000	$ 3,826,037
7.125% 9/30/16	106,000	125,370
		47,514,043
Real Estate Investment Trusts - 1.7%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	94,000	101,099
Boston Properties, Inc. 3.85% 2/1/23	738,000	783,859
CommonWealth REIT 5.875% 9/15/20	1,260,000	1,349,823
DDR Corp. 4.625% 7/15/22	391,000	425,330
Developers Diversified Realty Corp. 4.75% 4/15/18	1,764,000	1,951,852
Duke Realty LP:
3.875% 10/15/22	403,000	411,394
4.375% 6/15/22	206,000	218,236
5.4% 8/15/14	151,000	160,900
5.5% 3/1/16	1,300,000	1,439,464
6.75% 3/15/20	1,295,000	1,566,402
Equity One, Inc. 3.75% 11/15/22	3,000,000	2,995,896
Federal Realty Investment Trust:
5.95% 8/15/14	100,000	107,590
6.2% 1/15/17	1,300,000	1,516,775
Health Care REIT, Inc. 2.25% 3/15/18	246,000	245,890
Washington (REIT) 5.25% 1/15/14	58,000	60,288
		13,334,798
Real Estate Management & Development - 2.5%
BioMed Realty LP:
3.85% 4/15/16	914,000	969,970
4.25% 7/15/22	170,000	179,185
Brandywine Operating Partnership LP:
4.95% 4/15/18	92,000	100,543
7.5% 5/15/15	840,000	946,444
ERP Operating LP:
4.625% 12/15/21	1,461,000	1,647,145
4.75% 7/15/20	1,020,000	1,150,583
Liberty Property LP:
4.125% 6/15/22	1,832,000	1,934,577
4.75% 10/1/20	752,000	821,053
5.125% 3/2/15	141,000	152,322
5.5% 12/15/16	1,816,000	2,071,515
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Mack-Cali Realty LP:
2.5% 12/15/17	$ 488,000	$ 488,945
4.5% 4/18/22	94,000	100,302
7.75% 8/15/19	126,000	157,566
Post Apartment Homes LP 3.375% 12/1/22	4,540,000	4,584,719
Prime Property Funding, Inc. 5.7% 4/15/17 (c)	76,000	82,839
Simon Property Group LP:
2.8% 1/30/17	47,000	49,933
4.125% 12/1/21	2,333,000	2,624,910
5.65% 2/1/20	775,000	933,679
Tanger Properties LP:
6.125% 6/1/20	661,000	790,496
6.15% 11/15/15	65,000	74,029
		19,860,755
TOTAL FINANCIALS		303,609,117
HEALTH CARE - 5.9%
Biotechnology - 0.8%
Amgen, Inc.:
3.875% 11/15/21	2,300,000	2,531,433
5.15% 11/15/41	3,228,000	3,673,445
		6,204,878
Health Care Providers & Services - 2.0%
Aetna, Inc.:
1.5% 11/15/17	72,000	72,615
2.75% 11/15/22	291,000	292,086
4.125% 11/15/42	163,000	163,298
Aristotle Holding, Inc.:
2.1% 2/12/15 (c)	4,500,000	4,589,645
4.75% 11/15/21 (c)	530,000	606,035
6.125% 11/15/41 (c)	740,000	947,199
Express Scripts, Inc. 3.125% 5/15/16	1,696,000	1,794,153
UnitedHealth Group, Inc.:
0.85% 10/15/15	166,000	166,685
2.75% 2/15/23	96,000	97,375
3.95% 10/15/42	132,000	130,761
4.625% 11/15/41	965,000	1,050,619
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
WellPoint, Inc.:
1.25% 9/10/15	$ 159,000	$ 160,411
1.875% 1/15/18	288,000	293,166
2.375% 2/15/17	810,000	842,795
3.3% 1/15/23	516,000	530,417
4.625% 5/15/42	2,500,000	2,603,273
4.65% 1/15/43	2,083,000	2,181,570
		16,522,103
Pharmaceuticals - 3.1%
AbbVie, Inc.:
1.2% 11/6/15 (c)	15,000,000	15,067,080
1.75% 11/6/17 (c)	999,000	1,012,796
2.9% 11/6/22 (c)	603,000	615,221
4.4% 11/6/42 (c)	627,000	663,267
Novartis Capital Corp. 3.7% 9/21/42	5,000,000	5,023,220
Teva Pharmaceutical Finance IV BV 3.65% 11/10/21	1,360,000	1,472,457
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	187,000	190,442
3.25% 10/1/22	278,000	285,706
4.625% 10/1/42	168,000	176,926
5% 8/15/14	130,000	138,896
		24,646,011
TOTAL HEALTH CARE		47,372,992
INDUSTRIALS - 2.5%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (c)	103,000	108,447
United Technologies Corp. 4.5% 6/1/42	1,761,000	1,997,485
		2,105,932
Airlines - 0.0%
Continental Airlines, Inc. 6.648% 3/15/19	99,927	106,423
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	57,966	60,429
8.36% 1/20/19	47,879	52,428
		219,280
Electrical Equipment - 0.5%
Roper Industries, Inc. 1.85% 11/15/17	4,079,000	4,092,836
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.1%
General Electric Co. 4.125% 10/9/42	$ 434,000	$ 451,583
Machinery - 1.3%
Caterpillar, Inc. 3.803% 8/15/42 (c)	600,000	599,868
Deere & Co.:
2.6% 6/8/22	1,818,000	1,857,776
3.9% 6/9/42	3,616,000	3,728,288
Illinois Tool Works, Inc. 3.9% 9/1/42	4,000,000	4,161,000
		10,346,932
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC 4.4% 3/15/42	2,500,000	2,681,498
TOTAL INDUSTRIALS		19,898,061
INFORMATION TECHNOLOGY - 1.2%
Computers & Peripherals - 0.2%
Hewlett-Packard Co. 2.625% 12/9/14	1,500,000	1,496,354
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
1.6% 2/3/15	152,000	154,271
5.95% 1/15/14	160,000	169,187
		323,458
Office Electronics - 0.9%
Xerox Corp.:
2.95% 3/15/17	2,591,000	2,651,951
4.25% 2/15/15	3,200,000	3,366,179
4.5% 5/15/21	1,075,000	1,126,052
		7,144,182
Software - 0.0%
Oracle Corp. 5.375% 7/15/40	240,000	302,649
TOTAL INFORMATION TECHNOLOGY		9,266,643
MATERIALS - 3.0%
Chemicals - 1.4%
Ecolab, Inc. 1% 8/9/15	5,000,000	5,016,625
The Dow Chemical Co.:
3% 11/15/22	3,530,000	3,519,121
4.125% 11/15/21	696,000	757,433
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Chemicals - continued
The Dow Chemical Co.: - continued
4.25% 11/15/20	$ 973,000	$ 1,075,338
7.6% 5/15/14	997,000	1,092,641
		11,461,158
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	82,000	92,268
Metals & Mining - 1.6%
Alcoa, Inc. 5.4% 4/15/21	120,000	126,628
Anglo American Capital PLC 9.375% 4/8/14 (c)	156,000	172,364
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (c)	2,040,000	2,212,380
Rio Tinto Finance USA PLC 1.625% 8/21/17	5,000,000	5,062,980
Teck Resources Ltd. 2.5% 2/1/18	5,000,000	5,070,710
Vale Overseas Ltd. 6.25% 1/23/17	104,000	120,070
		12,765,132
TOTAL MATERIALS		24,318,558
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.:
3.875% 8/15/21	1,500,000	1,683,161
5.55% 8/15/41	4,650,000	5,564,469
6.3% 1/15/38	970,000	1,242,445
CenturyLink, Inc.:
6.45% 6/15/21	421,000	462,464
7.6% 9/15/39	1,033,000	1,068,558
Verizon Communications, Inc.:
2.45% 11/1/22	7,000,000	7,020,804
3.5% 11/1/21	1,420,000	1,560,574
4.6% 4/1/21	460,000	542,147
		19,144,622
Wireless Telecommunication Services - 0.7%
America Movil S.A.B. de C.V.:
2.375% 9/8/16	1,450,000	1,514,703
3.625% 3/30/15	564,000	600,619
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.5% 3/1/16	220,000	234,014
5% 3/1/21	1,750,000	1,952,834
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
DIRECTV Holdings LLC/DIRECTV Financing, Inc.: - continued
5.15% 3/15/42	$ 1,750,000	$ 1,754,076
5.875% 10/1/19	67,000	79,592
		6,135,838
TOTAL TELECOMMUNICATION SERVICES		25,280,460
UTILITIES - 5.8%
Electric Utilities - 3.5%
AmerenUE 6.4% 6/15/17	133,000	163,667
Appalachian Power Co. 0.685% 8/16/13 (e)	1,519,000	1,521,298
Cleveland Electric Illuminating Co. 5.65% 12/15/13	1,096,000	1,147,330
Commonwealth Edison Co.:
1.95% 9/1/16	83,000	86,016
3.4% 9/1/21	725,000	788,032
4% 8/1/20	800,000	902,974
Duke Capital LLC 5.668% 8/15/14	192,000	206,883
Duke Energy Carolinas LLC 4.25% 12/15/41	106,000	112,335
Duke Energy Corp.:
1.625% 8/15/17	5,250,000	5,301,545
3.55% 9/15/21	1,250,000	1,331,903
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (c)	500,000	599,717
6.4% 9/15/20 (c)	1,310,000	1,596,052
Entergy Louisiana LLC 1.875% 12/15/14	144,000	147,548
FirstEnergy Solutions Corp.:
4.8% 2/15/15	4,760,000	5,127,372
6.05% 8/15/21	38,000	43,323
Florida Power & Light Co. 5.69% 3/1/40	1,000,000	1,328,393
Georgia Power Co. 0.625% 11/15/15	4,663,000	4,659,060
Nevada Power Co.:
6.5% 8/1/18	70,000	88,008
6.65% 4/1/36	500,000	685,232
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	581,000	586,750
Pacific Gas & Electric Co. 3.25% 9/15/21	22,000	23,623
Pepco Holdings, Inc. 2.7% 10/1/15	193,000	200,113
Sierra Pacific Power Co. 5.45% 9/1/13	70,000	72,484
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Tampa Electric Co. 6.55% 5/15/36	$ 500,000	$ 721,666
Xcel Energy, Inc. 4.8% 9/15/41	554,000	639,324
		28,080,648
Gas Utilities - 0.3%
Boston Gas Co. 4.487% 2/15/42 (c)	2,000,000	2,140,180
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	20,163
		2,160,343
Independent Power Producers & Energy Traders - 0.0%
Southern Power Co. 5.15% 9/15/41	461,000	529,152
Multi-Utilities - 2.0%
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	1,141,000	1,342,779
Dominion Resources, Inc.:
1.95% 8/15/16	1,612,000	1,669,900
2.6623% 9/30/66 (e)	2,611,000	2,452,982
7.5% 6/30/66 (e)	145,000	160,950
DTE Energy Co. 1.1183% 6/3/13 (e)	86,000	86,200
NiSource Finance Corp.:
4.45% 12/1/21	91,000	101,332
5.25% 2/15/43	234,000	250,382
5.4% 7/15/14	1,060,000	1,133,813
5.45% 9/15/20	650,000	771,308
5.95% 6/15/41	1,493,000	1,742,182
6.15% 3/1/13	1,000,000	1,012,289
6.4% 3/15/18	59,000	71,190
Sempra Energy:
2% 3/15/14	2,695,000	2,738,441
2.3% 4/1/17	2,024,000	2,112,435
2.875% 10/1/22	224,000	225,313
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	117,000	126,360
		15,997,856
TOTAL UTILITIES		46,767,999
TOTAL NONCONVERTIBLE BONDS (Cost $626,122,750)		653,902,654
U.S. Treasury Obligations - 9.2%
	Principal Amount	Value
U.S. Treasury Bonds 3% 5/15/42	$ 19,629,000	$ 20,469,357
U.S. Treasury Notes:
0.75% 6/30/17	46,198,000	46,605,823
1.75% 5/15/22	6,515,000	6,641,228
TOTAL U.S. TREASURY OBLIGATIONS (Cost $73,683,317)		73,716,408
Municipal Securities - 2.3%

American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	280,000	415,699
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	40,000	55,864
7.5% 4/1/34	1,165,000	1,627,633
7.55% 4/1/39	730,000	1,054,485
7.6% 11/1/40	5,750,000	8,427,833
7.625% 3/1/40	70,000	101,451
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	90,000	118,616
Illinois Gen. Oblig. Series 2011:
5.665% 3/1/18	2,500,000	2,859,875
5.877% 3/1/19	2,725,000	3,141,707
Muni. Elec. Auth. of Georgia (Plant Vogtle Units 3&4 Proj.) Series 2010 A, 6.655% 4/1/57	690,000	822,632
TOTAL MUNICIPAL SECURITIES (Cost $17,708,373)		18,625,795
Foreign Government and Government Agency Obligations - 0.4%

Chilean Republic 3.25% 9/14/21	155,000	169,198
Russian Federation:
3.25% 4/4/17 (c)	800,000	849,040
4.5% 4/4/22 (c)	200,000	226,760
5.625% 4/4/42 (c)	1,000,000	1,243,800
United Mexican States:
4.75% 3/8/44	616,000	702,240
6.05% 1/11/40	146,000	197,100
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,880,069)		3,388,138
Bank Notes - 0.1%
	Principal Amount	Value
Wachovia Bank NA 6% 11/15/17 (Cost $436,175)	$ 405,000	$ 487,931
Fixed-Income Funds - 3.1%
	Shares
Fidelity Specialized High Income Central Fund (f) (Cost $25,087,068)	237,230	25,096,593
Preferred Securities - 0.0%
	Principal Amount
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (d)(e) (Cost $103,589)	$ 102,000	114,588
Money Market Funds - 3.8%
	Shares
Fidelity Cash Central Fund, 0.19% (a) (Cost $30,243,490)	30,243,490	30,243,490
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $776,264,831)		805,575,597
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(2,146,810)
NET ASSETS - 100%		$ 803,428,787
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $96,738,070 or 12.0% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,499
Fidelity Specialized High Income Central Fund	89,953
Total	$ 105,452
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ -	$ 25,087,068	$ -	$ 25,096,593	7.3%
Total	$ -	$ 25,087,068	$ -	$ 25,096,593
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 653,902,654	$ -	$ 653,902,654	$ -
U.S. Government and Government Agency Obligations	73,716,408	-	73,716,408	-
Municipal Securities	18,625,795	-	18,625,795	-
Foreign Government and Government Agency Obligations	3,388,138	-	3,388,138	-
Bank Notes	487,931	-	487,931	-
Fixed-Income Funds	25,096,593	25,096,593	-	-
Preferred Securities	114,588	-	114,588	-
Money Market Funds	30,243,490	30,243,490	-	-
Total Investments in Securities:	$ 805,575,597	$ 55,340,083	$ 750,235,514	$ -
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $775,479,632. Net unrealized appreciation aggregated $30,095,965, of which $31,034,759 related to appreciated investment securities and $938,794 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Short-Term Bond Fund

November 30, 2012

1.813036.108

STP-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 36.4%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.0%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 6,814	$ 7,183
Automobiles - 1.1%
Daimler Finance North America LLC:
1.3% 7/31/15 (d)	17,811	17,930
1.65% 4/10/15 (d)	8,910	9,029
1.875% 9/15/14 (d)	8,785	8,912
1.95% 3/28/14 (d)	16,316	16,535
2.3% 1/9/15 (d)	8,860	9,086
Volkswagen International Finance NV:
1.6% 11/20/17 (d)	9,139	9,108
1.625% 3/22/15 (d)	16,952	17,200
2.375% 3/22/17 (d)	8,440	8,722
		96,522
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	5,340	5,581
Media - 0.7%
NBCUniversal Media LLC:
2.875% 4/1/16	8,800	9,321
3.65% 4/30/15	7,820	8,341
News America, Inc. 5.3% 12/15/14	9,474	10,330
Time Warner, Inc. 3.15% 7/15/15	11,388	12,086
Viacom, Inc. 1.25% 2/27/15	10,835	10,945
Walt Disney Co. 1.1% 12/1/17	7,616	7,595
		58,618
TOTAL CONSUMER DISCRETIONARY		167,904
CONSUMER STAPLES - 2.4%
Beverages - 1.0%
Anheuser-Busch InBev Worldwide, Inc.:
0.8% 7/15/15	17,658	17,718
1.5% 7/14/14	12,500	12,690
Beam, Inc. 1.875% 5/15/17	3,923	4,027
Coca-Cola Enterprises, Inc. 1.125% 11/12/13	8,628	8,667
FBG Finance Ltd. 5.125% 6/15/15 (d)	6,866	7,570
Heineken NV:
0.8% 10/1/15 (d)	12,017	11,992
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Heineken NV: - continued
1.4% 10/1/17 (d)	$ 4,476	$ 4,485
SABMiller Holdings, Inc. 2.45% 1/15/17 (d)	18,776	19,670
		86,819
Food & Staples Retailing - 0.3%
Wal-Mart Stores, Inc. 2.25% 7/8/15	9,508	9,917
Walgreen Co. 1% 3/13/15	13,123	13,142
		23,059
Food Products - 0.7%
Cargill, Inc. 5.2% 1/22/13 (d)	2,175	2,189
General Mills, Inc. 1.55% 5/16/14	9,300	9,414
Kraft Foods Group, Inc. 1.625% 6/4/15 (d)	17,580	17,853
Kraft Foods, Inc. 2.625% 5/8/13	27,534	27,743
		57,199
Tobacco - 0.4%
Altria Group, Inc. 4.125% 9/11/15	19,900	21,664
Reynolds American, Inc.:
1.05% 10/30/15	9,807	9,811
6.75% 6/15/17	6,891	8,415
		39,890
TOTAL CONSUMER STAPLES		206,967
ENERGY - 1.9%
Energy Equipment & Services - 0.1%
Cameron International Corp. 1.6% 4/30/15	6,703	6,774
FMC Technologies, Inc. 2% 10/1/17	1,126	1,139
Weatherford International Ltd. 5.15% 3/15/13	401	405
		8,318
Oil, Gas & Consumable Fuels - 1.8%
BG Energy Capital PLC 2.875% 10/15/16 (d)	8,959	9,521
Canadian Natural Resources Ltd. 1.45% 11/14/14	16,337	16,573
Cenovus Energy, Inc. 4.5% 9/15/14	11,287	12,006
Enterprise Products Operating LP:
1.25% 8/13/15	6,656	6,694
5.65% 4/1/13	8,773	8,902
Gazstream SA 5.625% 7/22/13 (d)	1,199	1,214
Marathon Petroleum Corp. 3.5% 3/1/16	11,885	12,689
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras International Finance Co. Ltd.:
2.875% 2/6/15	$ 8,790	$ 9,033
3.875% 1/27/16	8,216	8,704
Phillips 66:
1.95% 3/5/15 (d)	18,490	18,891
2.95% 5/1/17 (d)	4,000	4,263
Rockies Express Pipeline LLC 6.25% 7/15/13 (d)	8,777	8,996
Schlumberger Investment SA 1.25% 8/1/17 (d)	13,136	13,167
Southeast Supply Header LLC 4.85% 8/15/14 (d)	10,282	10,741
Spectra Energy Partners, LP 2.95% 6/15/16	4,126	4,251
Total Capital Canada Ltd. 1.625% 1/28/14	8,680	8,809
		154,454
TOTAL ENERGY		162,772
FINANCIALS - 21.6%
Capital Markets - 2.4%
Goldman Sachs Group, Inc.:
3.625% 2/7/16	10,300	10,914
3.7% 8/1/15	13,094	13,822
5.125% 1/15/15	26,483	28,485
HSBC Bank PLC 3.1% 5/24/16 (d)	8,670	9,220
JPMorgan Chase & Co.:
1.1% 10/15/15	8,630	8,624
1.1158% 1/24/14 (f)	23,000	23,152
Merrill Lynch & Co., Inc. 5.45% 7/15/14	4,605	4,912
Morgan Stanley:
2.875% 1/24/14	8,670	8,828
2.875% 7/28/14	3,146	3,220
4.1% 1/26/15	3,862	4,014
4.2% 11/20/14	7,995	8,363
6% 5/13/14	12,430	13,177
Royal Bank of Scotland PLC 4.875% 8/25/14 (d)	16,500	17,445
State Street Corp. 4.3% 5/30/14	9,030	9,537
The Bank of New York Mellon Corp. 1.7% 11/24/14	21,244	21,690
UBS AG Stamford Branch:
1.3133% 1/28/14 (f)	6,500	6,530
2.25% 1/28/14	16,500	16,757
		208,690
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - 9.8%
ANZ Banking Group Ltd. 2.125% 1/10/14 (d)	$ 8,540	$ 8,649
Australia & New Zealand Banking Group Ltd. 1.875% 10/6/17	5,000	5,130
Bank of America NA 5.3% 3/15/17	1,941	2,169
Bank of England 0.5% 3/6/15 (d)	12,018	12,065
Bank of Montreal:
0.8778% 9/11/15 (f)	19,100	19,200
2.125% 6/28/13	10,550	10,660
Bank of Nova Scotia 1.85% 1/12/15	29,920	30,669
Bank of Tokyo-Mitsubishi UFJ Ltd. 2.6% 1/22/13 (d)	13,006	13,036
Barclays Bank PLC:
1.3803% 1/13/14 (f)	26,000	26,144
2.375% 1/13/14	22,100	22,465
2.5% 1/23/13	8,290	8,314
BB&T Corp.:
2.05% 4/28/14	15,000	15,290
3.2% 3/15/16	5,000	5,339
BNP Paribas:
0.7513% 4/8/13 (f)	8,035	8,034
2.125% 12/21/12	11,280	11,288
Canadian Imperial Bank of Commerce:
0.9% 10/1/15	7,273	7,321
1.45% 9/13/13	13,791	13,909
Commonwealth Bank of Australia:
1.1188% 3/17/14 (d)(f)	11,131	11,203
1.95% 3/16/15	8,750	8,989
3.5% 3/19/15 (d)	15,000	15,856
Credit Suisse New York Branch:
1.3003% 1/14/14 (f)	6,000	6,038
2.2% 1/14/14	31,458	31,964
5% 5/15/13	10,000	10,201
Danske Bank A/S 1.3903% 4/14/14 (d)(f)	12,690	12,571
Fifth Third Bancorp 3.625% 1/25/16	4,799	5,143
Fifth Third Bank 0.421% 5/17/13 (f)	6,500	6,498
ING Bank NV:
2% 10/18/13 (d)	5,000	5,024
2.65% 1/14/13 (d)	14,190	14,214
KeyBank NA 5.8% 7/1/14	26,945	28,935
KeyCorp. 6.5% 5/14/13	7,000	7,188
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (d)	15,865	15,971
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
National Australia Bank Ltd.:
1.0668% 4/11/14 (d)(f)	$ 11,150	$ 11,223
1.6% 8/7/15	8,810	8,967
2% 3/9/15	8,730	8,929
National Bank of Canada 1.5% 6/26/15	11,630	11,811
Nordea Bank AB 1.75% 10/4/13 (d)	12,260	12,369
PNC Funding Corp.:
3% 5/19/14	8,490	8,785
3.625% 2/8/15	8,119	8,624
Rabobank (Netherlands) NV:
1.85% 1/10/14	29,315	29,722
2.125% 10/13/15	4,746	4,895
Regions Financial Corp. 4.875% 4/26/13	7,700	7,806
Royal Bank of Canada:
0.6303% 4/17/14 (f)	8,000	8,012
0.8% 10/30/15	17,260	17,258
1.125% 1/15/14	3,315	3,338
1.45% 10/30/14	18,001	18,290
Royal Bank of Scotland Group PLC 2.55% 9/18/15	10,338	10,578
Sumitomo Mitsui Banking Corp.:
1.8% 7/18/17	13,200	13,490
1.9% 1/12/15 (d)	10,070	10,300
1.95% 1/14/14 (d)	18,000	18,181
SunTrust Banks, Inc.:
0.6603% 4/1/15 (f)	12,500	12,215
3.5% 1/20/17	2,974	3,213
3.6% 4/15/16	7,229	7,736
5% 9/1/15	7,068	7,746
The Toronto Dominion Bank:
0.7628% 11/1/13 (f)	10,100	10,136
1.375% 7/14/14	22,000	22,311
U.S. Bancorp 4.2% 5/15/14	8,510	8,949
Union Bank NA 2.125% 12/16/13	21,794	22,138
Wachovia Bank NA 0.6928% 11/3/14 (f)	18,000	17,913
Wells Fargo & Co.:
0.5133% 10/28/15 (f)	23,000	22,646
1.25% 2/13/15	21,287	21,504
3.625% 4/15/15	17,400	18,529
Westpac Banking Corp.:
1.0923% 3/31/14 (d)(f)	9,700	9,765
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Westpac Banking Corp.: - continued
1.125% 9/25/15	$ 16,809	$ 16,949
1.85% 12/9/13	10,339	10,486
2% 8/14/17	15,561	16,085
2.1% 8/2/13	3,181	3,218
		843,594
Consumer Finance - 3.9%
American Express Credit Corp.:
0.875% 11/13/15	8,640	8,643
1.223% 6/24/14 (f)	21,521	21,727
2.75% 9/15/15	14,274	15,019
2.8% 9/19/16	5,476	5,819
American Honda Finance Corp.:
0.7618% 5/8/14 (d)(f)	7,500	7,534
1.45% 2/27/15 (d)	8,795	8,941
1.5% 9/11/17 (d)	5,156	5,180
Capital One Financial Corp.:
0.9528% 11/6/15 (f)	6,000	6,017
1% 11/6/15	8,630	8,597
1.4903% 7/15/14 (f)	3,250	3,287
2.125% 7/15/14	18,863	19,216
2.15% 3/23/15	13,520	13,825
7.375% 5/23/14	13,000	14,214
Ford Motor Credit Co. LLC:
2.75% 5/15/15	13,438	13,684
3% 6/12/17	9,120	9,291
General Electric Capital Corp.:
1.0158% 4/24/14 (f)	18,100	18,227
1.625% 7/2/15	20,514	20,806
2.1% 1/7/14	7,727	7,859
2.15% 1/9/15	73,708	75,609
2.25% 11/9/15	18,902	19,541
2.95% 5/9/16	1,460	1,545
3.5% 6/29/15	3,508	3,728
HSBC USA, Inc. 2.375% 2/13/15	15,658	16,122
Hyundai Capital America 1.625% 10/2/15 (d)	5,584	5,623
Toyota Motor Credit Corp. 0.7303% 1/17/14 (f)	7,000	7,028
		337,082
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 3.8%
ABB Finance (USA), Inc. 1.625% 5/8/17	$ 3,415	$ 3,466
Bank of America Corp.:
1.5% 10/9/15	8,500	8,530
1.8968% 7/11/14 (f)	17,700	17,903
3.7% 9/1/15	35,610	37,631
BP Capital Markets PLC:
0.723% 6/6/13 (f)	3,775	3,781
1.0078% 3/11/14 (f)	15,507	15,611
1.7% 12/5/14	10,290	10,492
2.248% 11/1/16	9,110	9,477
Citigroup, Inc.:
1.2903% 4/1/14 (f)	8,500	8,542
1.7903% 1/13/14 (f)	23,691	23,951
2.31% 8/13/13 (f)	4,050	4,094
2.65% 3/2/15	31,563	32,484
4.75% 5/19/15	8,020	8,665
5.125% 5/5/14	2,608	2,752
6.375% 8/12/14	19,196	20,798
6.5% 8/19/13	9	9
Deutsche Bank AG London Branch 2.375% 1/11/13	31,170	31,234
Export Development Canada 1.5% 5/15/14	5,655	5,755
JPMorgan Chase & Co.:
3.4% 6/24/15	11,433	12,056
3.7% 1/20/15	34,170	36,013
MassMutual Global Funding II 0.7203% 1/14/14 (d)(f)	12,292	12,327
MetLife Institutional Funding II 1.254% 4/4/14 (d)(f)	9,000	9,083
OAO Industry & Construction Bank 5.01% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (f)	1,425	1,437
USAA Capital Corp. 3.5% 7/17/14 (d)	9,044	9,449
		325,540
Insurance - 1.2%
American International Group, Inc.:
3% 3/20/15	4,420	4,593
3.8% 3/22/17	6,472	6,969
4.25% 9/15/14	16,573	17,504
Aon Corp. 3.5% 9/30/15	6,775	7,158
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	10,000	10,248
Berkshire Hathaway, Inc. 1.01% 8/15/14 (f)	10,000	10,109
MetLife, Inc. 1.756% 12/15/17 (c)	3,748	3,809
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Metropolitan Life Global Funding I:
2% 1/9/15 (d)	$ 23,161	$ 23,810
2.5% 9/29/15 (d)	5,000	5,226
New York Life Global Funding 2.25% 12/14/12 (d)	6,570	6,573
Pricoa Global Funding I 5.45% 6/11/14 (d)	5,730	6,141
Prudential Financial, Inc. 5.15% 1/15/13	4,416	4,439
		106,579
Real Estate Investment Trusts - 0.1%
Duke Realty LP:
4.625% 5/15/13	114	116
5.4% 8/15/14	399	425
6.25% 5/15/13	134	137
Equity One, Inc. 5.375% 10/15/15	1,026	1,124
Federal Realty Investment Trust 5.4% 12/1/13	150	157
Health Care REIT, Inc. 2.25% 3/15/18	2,660	2,659
		4,618
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP 6% 4/1/16	3,715	4,138
ERP Operating LP 5.2% 4/1/13	3,570	3,619
Mack-Cali Realty LP 2.5% 12/15/17	6,061	6,073
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	1,059	1,117
5.5% 1/15/14 (d)	144	149
Regency Centers LP 5.25% 8/1/15	5,800	6,344
Simon Property Group LP:
4.2% 2/1/15	2,715	2,885
5.3% 5/30/13	7,322	7,494
Tanger Properties LP 6.15% 11/15/15	2,689	3,063
		34,882
TOTAL FINANCIALS		1,860,985
HEALTH CARE - 1.2%
Biotechnology - 0.1%
Amgen, Inc. 1.875% 11/15/14	9,340	9,561
Health Care Providers & Services - 0.3%
Aetna, Inc. 1.5% 11/15/17	1,062	1,071
Aristotle Holding, Inc. 2.1% 2/12/15 (d)	14,095	14,376
McKesson Corp. 0.95% 12/4/15	1,656	1,660
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.:
0.85% 10/15/15	$ 2,487	$ 2,497
1.4% 10/15/17	1,766	1,778
WellPoint, Inc.:
1.25% 9/10/15	2,506	2,528
1.875% 1/15/18	4,545	4,627
		28,537
Pharmaceuticals - 0.8%
AbbVie, Inc.:
1.2% 11/6/15 (d)	10,100	10,145
1.75% 11/6/17 (d)	14,670	14,873
Sanofi SA:
1.2% 9/30/14	5,963	6,035
2.625% 3/29/16	8,904	9,385
Teva Pharmaceutical Finance III BV:
0.8758% 3/21/14 (f)	3,875	3,896
1.7% 3/21/14	8,730	8,848
Teva Pharmaceutical Finance IV LLC 1.7% 11/10/14	8,705	8,871
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	2,937	2,991
		65,044
TOTAL HEALTH CARE		103,142
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (d)	7,300	7,686
Airlines - 0.0%
Continental Airlines, Inc. 6.795% 2/2/20	122	128
Iberbond 2004 PLC 4.826% 12/24/17 (i)	3,332	3,265
		3,393
Industrial Conglomerates - 0.2%
Covidien International Finance SA 1.875% 6/15/13	7,770	7,826
General Electric Co. 0.85% 10/9/15	9,204	9,208
		17,034
TOTAL INDUSTRIALS		28,113
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - 0.9%
Computers & Peripherals - 0.2%
Hewlett-Packard Co.:
1.25% 9/13/13	$ 8,098	$ 8,067
2.625% 12/9/14	9,430	9,407
		17,474
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA 1.6% 2/3/15	4,513	4,580
IT Services - 0.1%
IBM Corp. 1.95% 7/22/16	11,579	12,030
Office Electronics - 0.5%
Xerox Corp.:
1.13% 5/16/14 (f)	33,233	33,168
4.25% 2/15/15	8,040	8,458
		41,626
TOTAL INFORMATION TECHNOLOGY		75,710
MATERIALS - 0.5%
Metals & Mining - 0.5%
Anglo American Capital PLC 2.15% 9/27/13 (d)	16,540	16,658
BHP Billiton Financial (USA) Ltd. 1.125% 11/21/14	13,150	13,297
Rio Tinto Finance Ltd. (United States) 8.95% 5/1/14	6,662	7,425
Rio Tinto Finance USA PLC 1.625% 8/21/17	8,700	8,810
		46,190
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.3%
AT&T Broadband Corp. 8.375% 3/15/13	3,140	3,209
AT&T, Inc.:
2.5% 8/15/15	15,110	15,783
2.95% 5/15/16	8,570	9,102
British Telecommunications PLC 2% 6/22/15	17,435	17,928
Deutsche Telekom International Financial BV 3.125% 4/11/16 (d)	8,640	9,153
Qwest Corp. 3.6388% 6/15/13 (f)	23,280	23,544
SBC Communications, Inc. 5.1% 9/15/14	7,403	7,984
Verizon Communications, Inc.:
2% 11/1/16	18,076	18,796
5.25% 4/15/13	6,850	6,969
		112,468
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.7%
America Movil S.A.B. de C.V. 2.375% 9/8/16	$ 12,066	$ 12,604
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	14,442	15,428
Verizon Wireless Capital LLC 5.55% 2/1/14	21,940	23,099
Vodafone Group PLC 4.15% 6/10/14	3,995	4,202
		55,333
TOTAL TELECOMMUNICATION SERVICES		167,801
UTILITIES - 3.6%
Electric Utilities - 2.2%
Alabama Power Co. 4.85% 12/15/12	11,341	11,355
American Electric Power Co., Inc. 1.65% 12/15/17	3,538	3,547
Appalachian Power Co. 0.685% 8/16/13 (f)	17,420	17,446
Cleveland Electric Illuminating Co. 5.65% 12/15/13	8,200	8,584
Commonwealth Edison Co. 1.625% 1/15/14	15,206	15,399
Entergy Louisiana LLC 1.875% 12/15/14	4,914	5,035
FirstEnergy Solutions Corp. 4.8% 2/15/15	18,595	20,030
LG&E and KU Energy LLC 2.125% 11/15/15	15,668	15,938
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	14,889	15,036
Niagara Mohawk Power Corp. 3.553% 10/1/14 (d)	14,230	14,911
Northeast Utilities 1.1288% 9/20/13 (f)	23,577	23,702
Pacific Gas & Electric Co. 6.25% 12/1/13	8,741	9,222
Pepco Holdings, Inc. 2.7% 10/1/15	7,191	7,456
Progress Energy, Inc. 6.05% 3/15/14	8,651	9,216
Southern Co.:
2.375% 9/15/15	9,325	9,761
4.15% 5/15/14	1,976	2,075
		188,713
Independent Power Producers & Energy Traders - 0.2%
PSEG Power LLC 2.5% 4/15/13	16,066	16,183
Multi-Utilities - 1.2%
Dominion Resources, Inc.:
1.95% 8/15/16	5,976	6,191
2.25% 9/1/15	13,949	14,494
2.6623% 9/30/66 (f)	7,611	7,150
DTE Energy Co. 1.1183% 6/3/13 (f)	21,449	21,499
NiSource Finance Corp.:
5.4% 7/15/14	7,000	7,487
6.15% 3/1/13	12,000	12,147
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
PG&E Corp. 5.75% 4/1/14	$ 4,180	$ 4,446
Sempra Energy:
1.1488% 3/15/14 (f)	2,500	2,512
2% 3/15/14	17,216	17,494
2.3% 4/1/17	8,835	9,221
		102,641
TOTAL UTILITIES		307,537
TOTAL NONCONVERTIBLE BONDS (Cost $3,066,356)		3,127,121
U.S. Government and Government Agency Obligations - 34.0%

U.S. Government Agency Obligations - 8.1%
Fannie Mae:
0.5% 5/27/15	155,393	155,936
0.5% 7/2/15	92,772	93,089
0.5% 9/28/15	310,909	311,901
0.75% 12/19/14	17,134	17,286
0.875% 12/20/17	3,944	3,966
1.625% 10/26/15	30,687	31,776
Freddie Mac:
0.75% 11/25/14	58,525	59,057
1% 9/29/17	15,911	16,144
1.75% 9/10/15	9,082	9,426
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		698,581
U.S. Treasury Obligations - 25.7%
U.S. Treasury Notes:
0.25% 9/15/14	105,526	105,518
0.25% 9/30/14	27,949	27,949
0.25% 1/15/15	180,000	179,888
0.25% 7/15/15	435,179	434,579
0.25% 9/15/15	275,000	274,484
0.25% 10/15/15	20,000	19,959
0.375% 11/15/14	180,559	180,961
0.5% 8/15/14	389,272	390,930
0.625% 7/15/14	242,352	243,838
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.375% 11/30/15	$ 175,000	$ 180,359
1.75% 7/31/15 (e)	79,925	82,966
2.375% 9/30/14	23,131	24,025
2.375% 10/31/14	63,074	65,607
TOTAL U.S. TREASURY OBLIGATIONS		2,211,063
Other Government Related - 0.2%
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	12,000	12,277
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,911,492)		2,921,921
U.S. Government Agency - Mortgage Securities - 3.2%

Fannie Mae - 2.2%
2.225% 10/1/33 (f)	219	230
2.26% 2/1/33 (f)	195	205
2.285% 12/1/34 (f)	178	187
2.285% 3/1/35 (f)	168	177
2.304% 10/1/33 (f)	111	117
2.315% 7/1/35 (f)	84	89
2.332% 3/1/35 (f)	108	115
2.332% 5/1/35 (f)	2,502	2,661
2.367% 12/1/33 (f)	1,219	1,297
2.379% 7/1/35 (f)	2,094	2,230
2.421% 11/1/36 (f)	373	398
2.425% 3/1/35 (f)	28	29
2.428% 12/1/34 (f)	1,436	1,535
2.452% 10/1/35 (f)	232	242
2.489% 3/1/35 (f)	1,870	1,979
2.492% 11/1/34 (f)	10,861	11,624
2.524% 10/1/33 (f)	290	310
2.538% 10/1/41 (f)	6,221	6,506
2.542% 5/1/33 (f)	37	39
2.559% 6/1/36 (f)	213	228
2.577% 11/1/34 (f)	1,247	1,321
2.605% 7/1/34 (f)	110	117
2.668% 10/1/35 (f)	9,579	10,204
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
2.693% 9/1/41 (f)	$ 8,275	$ 8,679
2.7% 2/1/35 (f)	2,542	2,708
2.729% 7/1/35 (f)	774	824
2.751% 11/1/36 (f)	2,982	3,206
2.807% 8/1/35 (f)	1,859	1,996
2.86% 4/1/35 (f)	4,062	4,357
3.008% 8/1/41 (f)	2,700	2,827
3.188% 1/1/40 (f)	4,226	4,413
3.195% 10/1/35 (f)	497	531
3.265% 2/1/40 (f)	6,932	7,268
3.339% 1/1/40 (f)	9,678	10,108
3.469% 3/1/40 (f)	4,013	4,192
3.5% 5/1/27	34,732	37,271
3.529% 12/1/39 (f)	1,144	1,198
3.539% 2/1/40 (f)	2,547	2,673
3.604% 3/1/40 (f)	4,550	4,778
4.5% 6/1/19 to 7/1/20	4,251	4,571
5.5% 10/1/17 to 11/1/34	40,666	44,655
6.5% 12/1/12 to 8/1/17	1,737	1,809
7% 9/1/14 to 11/1/18	501	533
7.5% 11/1/31	5	5
TOTAL FANNIE MAE		190,442
Freddie Mac - 1.0%
2.373% 1/1/35 (f)	113	121
2.52% 11/1/35 (f)	1,542	1,636
2.745% 4/1/35 (f)	3,300	3,527
2.831% 6/1/37 (f)	2,035	2,188
2.84% 8/1/36 (f)	1,040	1,119
2.975% 8/1/41 (f)	5,270	5,497
2.985% 8/1/34 (f)	640	688
3% 8/1/21	15,252	15,961
3.1% 9/1/41 (f)	3,230	3,404
3.135% 3/1/33 (f)	27	29
3.454% 10/1/35 (f)	313	337
3.585% 4/1/40 (f)	3,110	3,275
3.597% 4/1/40 (f)	2,357	2,468
3.604% 2/1/40 (f)	5,451	5,705
4% 9/1/25 to 4/1/26	13,947	15,061
4.5% 8/1/18 to 11/1/18	16,705	17,837
5% 4/1/20	7,370	7,924
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
8.5% 5/1/27 to 7/1/28	$ 233	$ 280
12% 11/1/19	4	4
TOTAL FREDDIE MAC		87,061
Ginnie Mae - 0.0%
7% 11/15/27 to 8/15/32	1,968	2,279
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $273,315)		279,782
Asset-Backed Securities - 13.9%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34 (AMBAC Insured)	1,811	1,733
Series 2005-1 Class M1, 0.6775% 4/25/35 (f)	582	512
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8575% 3/25/34 (f)	98	93
Series 2005-HE2 Class M2, 0.8825% 4/25/35 (f)	41	40
Series 2006-OP1 Class M1, 0.4875% 4/25/36 (f)	8,000	1,254
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (f)	352	4
Ally Auto Receivables Trust:
Series 2011-1 Class A3, 1.38% 1/15/15	6,812	6,836
Series 2011-2 Class A3, 1.18% 4/15/15	6,777	6,802
Series 2011-3 Class A3, 0.97% 8/17/15	10,627	10,665
Series 2012-1 Class A2, 0.71% 9/15/14	9,209	9,224
Series 2012-SN1 Class A3, 0.57% 8/20/15	10,000	10,005
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (d)	2,980	3,007
Series 2011-1 Class A2, 2.15% 1/15/16	26,800	27,279
Series 2011-3 Class A2, 1.81% 5/15/16	23,340	23,710
Series 2011-5 Class A1, 0.858% 6/15/15 (f)	15,700	15,726
Series 2012-1 Class A2, 1.44% 2/15/17	17,510	17,741
Series 2012-2 Class A, 0.708% 3/15/16 (f)	10,830	10,834
Series 2012-3 Class A2, 1.21% 6/15/17	17,600	17,689
American Express Credit Account Master Trust:
Series 2012-2 Class A, 0.68% 3/15/18	42,670	42,819
Series 2012-5 Class A, 0.59% 5/15/18	21,580	21,578
AmeriCredit Auto Receivables Trust:
Series 2010-4 Class A3, 1.27% 4/8/15	8,346	8,364
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
AmeriCredit Auto Receivables Trust: - continued
Series 2011-1 Class A3, 1.39% 9/8/15	$ 5,541	$ 5,563
Series 2011-2 Class A3, 1.61% 10/8/15	12,680	12,759
Series 2011-3 Class A3, 1.17% 1/8/16	4,620	4,644
Series 2011-4 Class A/S, 0.92% 3/9/15	6,096	6,104
Series 2011-5 Class A2, 1.19% 8/8/15	2,489	2,497
Series 2012-1 Class A2, 0.91% 10/8/15	4,047	4,056
Series 2012-2 Class A3, 1.05% 10/11/16	5,480	5,525
AmeriCredit Auto Receivables Trust Series 2012-5 Class A3, 0.92% 6/8/17	12,680	12,678
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 0.7575% 4/25/34 (f)	73	32
Series 2005-R2 Class M1, 0.6575% 4/25/35 (f)	1,390	1,336
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9875% 3/25/34 (f)	378	315
Series 2004-W7 Class M1, 0.7575% 5/25/34 (f)	227	195
Series 2006-W4 Class A2C, 0.3675% 5/25/36 (f)	868	267
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE2 Class M1, 0.5775% 3/25/36 (f)	14	0*
Avis Budget Rental Car Funding (AESOP) LLC Series 2009-2A Class A, 5.68% 2/20/14 (d)	2,448	2,465
Axon Financial Funding Ltd. Series 2007-1 Class A1, 0.9743% 4/4/17 (b)(d)(f)	2,749	0
Bank of America Auto Trust Series 2012-1 Class A3, 0.78% 6/15/16	12,370	12,431
Bank of America Credit Card Master Trust Series 2008-B1 Class B1, 1.708% 6/15/15 (f)	10,000	10,015
Bank One Issuance Trust Series 2003-A8, 0.458% 5/16/16 (f)	9,000	9,015
BMW Floorplan Master Owner Trust Series 2012-1A Class A, 0.608% 9/15/17 (d)(f)	20,000	19,971
BMW Vehicle Lease Trust Series 2012-1 Class A3, 1.02% 2/20/15	9,480	9,516
BMW Vehicle Owner Trust Series 2011-A Class A3, 0.76% 8/25/15	7,890	7,916
Capital Auto Receivables Asset Trust Series 2008-A Class B, 6.89% 1/15/15 (d)	9,066	9,152
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	4,100	4,173
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6575% 7/20/39 (d)(f)	46	42
Class B, 0.9575% 7/20/39 (d)(f)	178	80
Class C, 1.3075% 7/20/39 (d)(f)	229	3
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Carmax Auto Owner Trust 2012-3 Series 2012-3 Class A3, 0.52% 7/17/17	$ 6,590	$ 6,590
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3475% 12/25/36 (f)	1,214	565
Chase Issuance Trust:
Series 2011-A1 Class A1, 0.398% 3/16/15 (f)	20,170	20,183
Series 2011-A2 Class A2, 0.298% 5/15/15 (f)	32,650	32,670
Series 2011-A3 Class A3, 0.328% 12/15/15 (f)	30,000	30,038
CIT Equipment Collateral Series 2012-VT1:
Class A2, 0.85% 5/20/14 (d)	1,775	1,778
Class A3, 1.1% 8/22/16 (d)	12,070	12,106
Citibank Credit Card Issuance Trust:
Series 2008-A5 Class A5, 4.85% 4/22/15	28,416	28,930
Series 2009-A5 Class A5, 2.25% 12/23/14	35,560	35,603
Series 2012-A1 Class A1, 0.55% 10/7/17	24,100	24,084
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3307% 9/25/37 (f)	18	18
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	222	0
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 0.7075% 7/25/34 (f)	302	256
Series 2004-3 Class M4, 1.6625% 4/25/34 (f)	107	50
Series 2004-4 Class M2, 1.0025% 6/25/34 (f)	396	238
Discover Card Master Trust:
Series 2011-A2 Class A2, 0.418% 11/16/15 (f)	15,310	15,323
Series 2012-A1 Class A1, 0.81% 8/15/17	19,410	19,568
Series 2012-A2 Class A2, 0.364% 10/17/16 (f)	20,000	20,025
Series 2012-A3 Class A3, 0.86% 11/15/17	35,110	35,386
Enterprise Fleet Financing LLC Series 2012-1 Class A2, 1.14% 11/20/17 (d)	11,240	11,312
Fannie Mae Series 2004-T5:
Class AB1, 0.7581% 5/28/35 (f)	634	501
Class AB3, 1.074% 5/28/35 (f)	273	204
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3825% 8/25/34 (f)	196	125
Ford Credit Auto Lease Trust:
Series 2011-B Class A3, 1.05% 10/15/14	13,750	13,826
Series 2011-A Class A3, 1.03% 7/15/14	15,460	15,502
Series 2012-A Class A3, 0.85% 1/15/15	5,450	5,474
Series 2012-B:
Class A2, 0.54% 11/15/14	4,160	4,162
Class A3, 0.86% 9/15/15	10,040	10,049
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ford Credit Auto Owner Trust:
Series 2011-B Class A3, 0.84% 6/15/15	$ 7,140	$ 7,161
Series 2012-B Class A3, 1.01% 12/15/16	13,080	13,129
Ford Credit Auto Owner Trust 2012-D Series 2012-D Class A3, 0.51% 4/15/17	8,640	8,639
Ford Credit Floorplan Master Owner Trust:
Series 2010-1 Class A, 1.858% 12/15/14 (d)(f)	7,380	7,385
Series 2010-5 Class A1, 1.5% 9/15/15	7,430	7,487
Series 2012-1 Class A, 0.684% 1/15/16 (f)	37,000	37,135
Series 2012-4 Class A1, 0.74% 9/15/16	20,520	20,530
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.6325% 11/25/34 (f)	410	23
Class M5, 1.7075% 11/25/34 (f)	243	5
Series 2005-A:
Class M3, 0.9425% 1/25/35 (f)	639	218
Class M4, 1.2275% 1/25/35 (f)	245	31
Series 2006-A Class M1, 0.5075% 5/25/36 (f)	2,098	11
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6915% 2/25/47 (d)(f)	1,714	1,080
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	933	910
GE Business Loan Trust:
Series 2003-1 Class A, 0.638% 4/15/31 (d)(f)	122	115
Series 2006-2A:
Class A, 0.388% 11/15/34 (d)(f)	178	154
Class B, 0.488% 11/15/34 (d)(f)	64	45
Class C, 0.588% 11/15/34 (d)(f)	107	62
Class D, 0.958% 11/15/34 (d)(f)	41	13
GE Capital Credit Card Master Note Trust:
Series 2012-1 Class A, 1.03% 1/15/18	16,310	16,486
Series 2012-4 Class A, 0.508% 6/15/18 (f)	5,000	5,017
Series 2012-5 Class A, 0.97% 6/15/18	21,980	22,213
GE Equipment Small Ticket LLC Series 2012-1 Class A3, 1.04% 9/21/15 (d)	6,910	6,942
GE Equipment Transportation LLC:
Series 2012-1 Class A2, 0.74% 9/22/14	9,780	9,795
Series 2012-2 Class A2, 0.47% 4/24/15	13,450	13,445
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7575% 9/25/46 (d)(f)	8,660	8,530
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5275% 8/25/33 (f)	87	79
Series 2003-3 Class M1, 1.4975% 8/25/33 (f)	446	385
Series 2003-5 Class A2, 0.9075% 12/25/33 (f)	205	161
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust: - continued
Series 2004-1 Class M2, 1.9075% 6/25/34 (f)	$ 346	$ 230
Honda Auto Receivables Owner Trust:
Series 2011-1 Class A4, 1.8% 4/17/17	4,540	4,622
Series 2011-2 Class A3, 0.94% 3/18/15	9,811	9,848
Series 2012-2 Class A3, 0.7% 2/16/16	10,780	10,840
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3975% 1/25/37 (f)	902	344
Huntington Auto Trust Series 2012-1 Class A2, 0.54% 11/17/14	8,027	8,032
Hyundai Auto Lease Securitization Trust Series 2011-A Class A3, 1.02% 8/15/14 (d)	9,680	9,706
Hyundai Auto Receivables Trust:
Series 2009-A Class A4, 3.15% 3/15/16	1,150	1,169
Series 2011-A Class A3, 1.16% 4/15/15	4,906	4,926
John Deere Owner Trust Series 2011-A Class A3, 1.29% 1/15/16	11,598	11,663
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5075% 7/25/36 (f)	49	1
Series 2007-CH1 Class AV4, 0.3375% 11/25/36 (f)	903	858
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6935% 12/27/29 (f)	326	297
Series 2006-A Class 2C, 1.5135% 3/27/42 (f)	516	25
Long Beach Mortgage Loan Trust Series 2006-6 Class 2A3, 0.3575% 7/25/36 (f)	9,380	3,283
Marriott Vacation Club Owner Trust Series 2006-1A:
Class B, 5.827% 4/20/28 (d)	221	222
Class C, 6.125% 4/20/28 (d)	221	222
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5075% 5/25/37 (f)	528	9
Mercedes-Benz Auto Lease Trust:
Series 2011-B Class A3, 1.07% 8/15/14 (d)	9,390	9,429
Series 2012-A Class A3, 0.88% 11/17/14	8,740	8,779
Mercedes-Benz Auto Receivables Trust Series 2011-1 Class A3, 0.85% 3/16/15	10,480	10,507
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9575% 7/25/34 (f)	38	24
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1825% 7/25/34 (f)	102	74
Series 2006-FM1 Class A2B, 0.3175% 4/25/37 (f)	792	740
Series 2006-OPT1 Class A1A, 0.4675% 6/25/35 (f)	1,255	1,064
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5475% 8/25/34 (f)	367	304
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley ABS Capital I Trust: - continued
Series 2005-NC1 Class M1, 0.6475% 1/25/35 (f)	$ 269	$ 220
Series 2005-NC2 Class B1, 1.3775% 3/25/35 (f)	280	11
Series 2006-NC4 Class A2D, 0.4475% 6/25/36 (f)	7,135	2,907
National Collegiate Student Loan Trust Series 2006-4 Class D, 1.3075% 5/25/32 (f)	398	0*
Nissan Auto Lease Trust:
Series 2011-A Class A3, 1.04% 8/15/14	13,170	13,228
Series 2011-B Class A3, 0.92% 2/16/15	6,510	6,567
Nissan Auto Receivables Owner Trust:
Series 2010-A Class A4, 1.31% 9/15/16	5,520	5,571
Series 2011-A Class A3, 1.18% 2/16/15	7,200	7,238
Series 2011-B Class A3, 0.95% 2/16/16	6,300	6,347
Nissan Master Owner Trust Receivables Series 2012-A Class A, 0.678% 5/15/17 (f)	29,487	29,561
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.1971% 10/30/45 (f)	1,889	1,795
Ocala Funding LLC:
Series 2005-1A Class A, 1.7075% 3/20/10 (b)(d)(f)	381	0
Series 2006-1A Class A, 1.6075% 3/20/11 (b)(d)(f)	792	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4575% 9/25/34 (f)	3,309	1,550
Class M4, 1.6575% 9/25/34 (f)	460	116
Series 2005-WCH1 Class M4, 1.0375% 1/25/36 (f)	994	668
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0075% 4/25/33 (f)	3	3
Santander Drive Auto Receivables Trust:
Series 2011-1 Class A2, 0.94% 2/18/14	1,158	1,159
Series 2011-3 Class A2, 1.11% 8/15/14	3,039	3,044
Series 2011-4 Class A2, 1.37% 3/16/15	4,640	4,658
Series 2012-1 Class A2, 1.25% 4/15/15	5,626	5,651
Series 2012-2 Class A2, 0.91% 5/15/15	10,955	10,985
Series 2012-3 Class A3, 1.08% 4/15/16	6,050	6,091
Series 2012-4 Class A3, 1.04% 8/15/16	7,040	7,087
Series 2012-5 Class A3, 0.83% 12/15/16	9,120	9,148
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0025% 3/25/35 (f)	819	754
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3575% 3/20/19 (FGIC Insured) (d)(f)	213	211
SLM Private Credit Student Loan Trust:
Series 2004-A:
Class B, 0.9688% 6/15/33 (f)	1,458	995
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
SLM Private Credit Student Loan Trust: - continued
Series 2004-A: - continued
Class C, 1.3388% 6/15/33 (f)	$ 5,771	$ 3,744
Series 2004-B:
Class A2, 0.5888% 6/15/21 (f)	5,704	5,575
Class C, 1.2588% 9/15/33 (f)	8,408	5,527
SLM Student Loan Trust Series 2012-7 Class A2, 0.489% 9/25/19 (f)	17,275	17,264
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (d)	157	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9325% 9/25/34 (f)	41	13
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	103	105
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0675% 9/25/34 (f)	386	333
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.9113% 4/6/42 (d)(f)	269	3
Volkswagen Auto Loan Enhanced Trust Series 2011-1 Class A3, 1.22% 6/22/15	22,777	22,895
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	598	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (d)	5	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.1153% 10/25/44 (d)(f)	5,586	4,609
World Omni Auto Lease Securitization Trust Series 2012-A Class A3, 0.93% 11/16/15	5,880	5,923
TOTAL ASSET-BACKED SECURITIES (Cost $1,227,317)		1,197,191
Collateralized Mortgage Obligations - 6.0%

Private Sponsor - 1.8%
Arkle Master Issuer PLC floater Series 2010-1A Class 2A, 1.461% 5/17/60 (d)(f)	7,000	7,015
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.511% 11/19/47 (d)(f)	4,439	4,452
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 4.9743% 5/20/36 (f)	402	404
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (d)	2,020	0
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4655% 8/28/47 (d)(f)	$ 4,586	$ 4,541
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (d)	2,266	2,284
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class A6, 0.4115% 11/20/56 (d)(f)	4,261	4,260
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3075% 12/20/54 (f)	49	40
Series 2006-1A:
Class A5, 0.3475% 12/20/54 (d)(f)	17,999	17,666
Class C2, 1.4075% 12/20/54 (d)(f)	4,170	3,428
Series 2006-2:
Class C1, 1.1475% 12/20/54 (f)	15,090	12,374
Class M2, 0.6675% 12/20/54 (f)	3,000	2,670
Series 2006-3 Class C2, 1.2075% 12/20/54 (f)	6,611	5,421
Series 2006-4:
Class B1, 0.3875% 12/20/54 (f)	13,366	12,364
Class C1, 0.9675% 12/20/54 (f)	8,172	6,701
Class M1, 0.5475% 12/20/54 (f)	3,521	3,134
Series 2007-1:
Class 1C1, 0.8075% 12/20/54 (f)	1,340	1,101
Class 1M1, 0.5075% 12/20/54 (f)	881	784
Class 2C1, 1.1675% 12/20/54 (f)	610	501
Class 2M1, 0.7075% 12/20/54 (f)	1,132	1,007
Class 3A1, 0.4075% 12/20/54 (f)	8,587	8,428
Series 2007-2 Class 2C1, 1.0675% 12/17/54 (f)	1,568	1,289
Granite Mortgages Series 2003-2 Class 1A3, 0.8188% 7/20/43 (f)	4,166	4,117
Granite Mortgages PLC floater:
Series 2003-3:
Class 1A3, 0.7188% 1/20/44 (f)	2,350	2,332
Class 1C, 2.7688% 1/20/44 (f)	2,644	2,466
Series 2004-1 Class 2A1, 0.6988% 3/20/44 (f)	26,085	25,716
Series 2004-3 Class 2A1, 0.6588% 9/20/44 (f)	7,688	7,580
Holmes Master Issuer PLC floater Series 2012-1A Class A1, 0.408% 1/15/13 (d)(f)	14,130	14,130
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4175% 5/25/47 (f)	480	321
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3775% 2/25/37 (f)	784	660
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.559% 7/10/35 (d)(f)	$ 455	$ 382
Class B6, 3.059% 7/10/35 (d)(f)	54	44
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6575% 6/25/33 (d)(f)	85	82
Sasco Net Interest Margin Trust Series 2006-BC1A Class A, 6.25% 3/27/36 (d)	1,466	0
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.6169% 7/20/34 (f)	22	21
TOTAL PRIVATE SPONSOR		157,715
U.S. Government Agency - 4.2%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.7075% 9/25/23 (f)	1,433	1,439
Series 2010-86 Class FE, 0.6575% 8/25/25 (f)	4,848	4,878
floater planned amortization class Series 2005-90 Class FC, 0.4575% 10/25/35 (f)	5,674	5,684
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	13,962	14,983
planned amortization class:
Series 2006-54 Class PE, 6% 2/25/33	1,439	1,502
Series 2012-94 Class E, 3% 6/25/22	6,489	6,823
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	1,305	1,457
Series 2002-56 Class MC, 5.5% 9/25/17	625	662
Series 2003-76 Class BA, 4.5% 3/25/18	2,010	2,088
Series 2009-31 Class A, 4% 2/25/24	2,456	2,572
Series 2010-135 Class DE, 2.25% 4/25/24	8,448	8,594
Series 2011-16 Class FB, 0.3575% 3/25/31 (f)	16,885	16,861
Series 2010-123 Class DL, 3.5% 11/25/25	3,880	4,065
Series 2010-143 Class B, 3.5% 12/25/25	6,107	6,456
Series 2011-23 Class AB, 2.75% 6/25/20	4,897	5,063
Series 2011-88 Class AB, 2.5% 9/25/26	6,695	6,901
Federal Home Loan Mortgage Corp. floater sequential payer Series 3943 Class EF 0.458% 2/15/26 (f)	9,586	9,603
Freddie Mac:
floater:
Series 2711 Class FC, 1.108% 2/15/33 (f)	12,923	13,127
Series 3346 Class FA, 0.438% 2/15/19 (f)	23,845	23,880
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
floater: - continued
Series 3879 Class AF, 0.638% 6/15/41 (f)	$ 18,786	$ 18,855
floater planned amortization class:
Series 2953 Class LF, 0.508% 12/15/34 (f)	5,108	5,118
Series 3117 Class JF, 0.508% 2/15/36 (f)	6,540	6,558
floater sequential payer:
Series 3325:
Class FM, 0.638% 5/15/37 (f)	10,356	10,404
Class FN, 0.638% 5/15/37 (f)	10,356	10,404
Series 3387 Class DF, 0.388% 10/15/17 (f)	4,068	4,068
planned amortization class:
Series 2382 Class MB, 6% 11/15/16	1,199	1,286
Series 2394 Class KD, 6% 12/15/16	605	646
Series 2417 Class EH, 6% 2/15/17	391	418
Series 2535 Class PC, 6% 9/15/32	1,142	1,197
Series 2770 Class UD, 4.5% 5/15/17	36	36
Series 2866 Class XE, 4% 12/15/18	4,045	4,174
Series 3763 Class QA, 4% 4/15/34	8,293	8,930
Series 3792 Class DF, 0.608% 11/15/40 (f)	21,023	21,112
Series 3820 Class DA, 4% 11/15/35	7,052	7,769
sequential payer:
Series 2635 Class DG, 4.5% 1/15/18	2,160	2,229
Series 2915 Class DC, 4.5% 3/15/19	1,456	1,483
Series 3560 Class LA, 2% 8/15/14	1,092	1,094
Series 3573 Class LC, 1.85% 8/15/14	3,220	3,237
Series 3659 Class EJ, 3% 6/15/18	10,844	11,233
Series 3696 Class AE, 1.2% 7/15/15	4,789	4,810
Series 3949 Class MK, 4.5% 10/15/34	4,660	5,279
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2009-116 Class KF, 0.744% 12/16/39 (f)	6,217	6,267
Series 2010-53 Class FC, 1.0275% 4/20/40 (f)	6,951	7,065
Series 2012-113 Class FJ, 0.4607% 1/20/42 (f)	16,915	16,966
Series 2012-149 Class MF, 0.4898% 12/20/42 (f)	27,350	27,384
floater sequential payer:
Series 2010-120 Class FB 0.5075% 9/20/35 (f)	10,131	10,150
Series 2011-150 Class D, 3% 4/20/37	5,946	6,105
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	3,952	4,064
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
planned amortization class: - continued
Series 2010-99 Class PT, 3.5% 8/20/33	$ 4,764	$ 4,932
Series 2012-97 Class JF, 0.464% 8/16/42 (f)	12,077	12,092
TOTAL U.S. GOVERNMENT AGENCY		362,003
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $513,274)		519,718
Commercial Mortgage Securities - 5.1%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.2492% 2/14/43 (f)(h)	2,897	82
Banc of America Large Loan, Inc. floater Series 2006-BIX1:
Class F, 0.518% 10/15/19 (d)(f)	519	509
Class G, 0.538% 10/15/19 (d)(f)	1,645	1,616
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.358% 8/15/17 (d)(f)	10,660	10,743
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0575% 12/25/33 (d)(f)	38	28
Series 2004-1:
Class A, 0.5675% 4/25/34 (d)(f)	1,749	1,566
Class B, 2.1075% 4/25/34 (d)(f)	186	110
Class M1, 0.7675% 4/25/34 (d)(f)	158	119
Class M2, 1.4075% 4/25/34 (d)(f)	139	98
Series 2005-2A:
Class A1, 0.5175% 8/25/35 (d)(f)	705	510
Class M1, 0.6375% 8/25/35 (d)(f)	49	29
Class M2, 0.6875% 8/25/35 (d)(f)	80	43
Class M3, 0.7075% 8/25/35 (d)(f)	45	22
Series 2005-3A:
Class A2, 0.6075% 11/25/35 (d)(f)	244	186
Class M1, 0.6475% 11/25/35 (d)(f)	42	24
Class M2, 0.6975% 11/25/35 (d)(f)	53	29
Class M3, 0.7175% 11/25/35 (d)(f)	47	25
Class M4, 0.8075% 11/25/35 (d)(f)	59	28
Series 2005-4A:
Class A2, 0.5975% 1/25/36 (d)(f)	3,402	2,482
Class B1, 1.6075% 1/25/36 (d)(f)	267	41
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2005-4A: - continued
Class M1, 0.6575% 1/25/36 (d)(f)	$ 1,086	$ 607
Class M2, 0.6775% 1/25/36 (d)(f)	353	188
Class M3, 0.7075% 1/25/36 (d)(f)	468	238
Class M4, 0.8175% 1/25/36 (d)(f)	260	118
Class M5, 0.8575% 1/25/36 (d)(f)	260	68
Class M6, 0.9075% 1/25/36 (d)(f)	264	70
Series 2006-1:
Class A2, 0.5675% 4/25/36 (d)(f)	1,132	858
Class M1, 0.5875% 4/25/36 (d)(f)	352	223
Class M2, 0.6075% 4/25/36 (d)(f)	372	228
Class M3, 0.6275% 4/25/36 (d)(f)	320	189
Class M4, 0.7275% 4/25/36 (d)(f)	182	104
Class M5, 0.7675% 4/25/36 (d)(f)	175	97
Class M6, 0.8475% 4/25/36 (d)(f)	382	117
Series 2006-2A:
Class A1, 0.4375% 7/25/36 (d)(f)	1,254	903
Class A2, 0.4875% 7/25/36 (d)(f)	929	671
Class B1, 1.0775% 7/25/36 (d)(f)	336	60
Class B3, 2.9075% 7/25/36 (d)(f)	24	1
Class M1, 0.5175% 7/25/36 (d)(f)	975	356
Class M2, 0.5375% 7/25/36 (d)(f)	686	223
Class M3, 0.5575% 7/25/36 (d)(f)	543	141
Class M4, 0.6275% 7/25/36 (d)(f)	364	90
Class M5, 0.6775% 7/25/36 (d)(f)	449	105
Class M6, 0.7475% 7/25/36 (d)(f)	706	148
Series 2006-3A:
Class M4, 0.6375% 10/25/36 (d)(f)	95	14
Class M5, 0.6875% 10/25/36 (d)(f)	113	6
Class M6, 0.7675% 10/25/36 (d)(f)	135	2
Series 2006-4A:
Class A1, 0.4375% 12/25/36 (d)(f)	437	345
Class A2, 0.4775% 12/25/36 (d)(f)	1,981	1,122
Class B1, 0.9075% 12/25/36 (d)(f)	14	0
Class M1, 0.4975% 12/25/36 (d)(f)	142	33
Class M2, 0.5175% 12/25/36 (d)(f)	95	21
Class M3, 0.5475% 12/25/36 (d)(f)	97	21
Class M4, 0.6075% 12/25/36 (d)(f)	116	18
Class M5, 0.6475% 12/25/36 (d)(f)	106	10
Class M6, 0.7275% 12/25/36 (d)(f)	95	5
Series 2007-1 Class A2, 0.4775% 3/25/37 (d)(f)	1,997	1,112
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2007-2A:
Class A1, 0.4775% 7/25/37 (d)(f)	$ 360	$ 239
Class A2, 0.5275% 7/25/37 (d)(f)	338	119
Class M1, 0.5775% 7/25/37 (d)(f)	120	33
Class M2, 0.6175% 7/25/37 (d)(f)	67	11
Class M3, 0.6975% 7/25/37 (d)(f)	68	7
Class M4, 0.8575% 7/25/37 (d)(f)	131	7
Class M5, 0.9575% 7/25/37 (d)(f)	116	5
Class M6, 1.2075% 7/25/37 (d)(f)	144	2
Series 2007-3:
Class A2, 0.4975% 7/25/37 (d)(f)	488	245
Class B1, 1.1575% 7/25/37 (d)(f)	426	32
Class B2, 1.8075% 7/25/37 (d)(f)	432	23
Class M1, 0.5175% 7/25/37 (d)(f)	368	124
Class M2, 0.5475% 7/25/37 (d)(f)	394	110
Class M3, 0.5775% 7/25/37 (d)(f)	640	138
Class M4, 0.7075% 7/25/37 (d)(f)	1,003	168
Class M5, 0.8075% 7/25/37 (d)(f)	509	72
Class M6, 1.0075% 7/25/37 (d)(f)	388	47
Series 2007-4A:
Class A2, 0.7575% 9/25/37 (d)(f)	4,297	859
Class M1, 1.1575% 9/25/37 (d)(f)	677	63
Class M2, 1.2575% 9/25/37 (d)(f)	677	52
Class M4, 1.8075% 9/25/37 (d)(f)	1,780	96
Class M5, 1.9575% 9/25/37 (d)(f)	1,780	65
Class M6, 2.1575% 9/25/37 (d)(f)	262	9
Series 2004-1, Class IO, 1.25% 4/25/34 (d)(h)	12,590	456
Series 2006-2A Class IO, 3.1745% 7/25/36 (c)(d)(h)	34,768	460
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AAB, 5.4515% 3/11/39 (f)	4,744	4,951
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.858% 3/15/19 (d)(f)	264	256
Class J, 1.058% 3/15/19 (d)(f)	274	253
Series 2007-BBA8:
Class A2, 0.358% 3/15/22 (d)(f)	1,429	1,393
Class D, 0.458% 3/15/22 (d)(f)	303	280
Class E, 0.508% 3/15/22 (d)(f)	1,576	1,426
Class F, 0.558% 3/15/22 (d)(f)	967	855
Class G, 0.608% 3/15/22 (d)(f)	248	214
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater: - continued
Series 2007-BBA8: - continued
Class H, 0.758% 3/15/22 (d)(f)	$ 303	$ 256
Class J, 0.908% 3/15/22 (d)(f)	303	248
sequential payer Series 2005-PWR8 Class A4, 4.674% 6/11/41	8,790	9,543
Series 2004-PWR6 Class X2, 0.6641% 11/11/41 (f)(h)	16,353	0*
Series 2005-PWR9 Class X2, 0.3655% 9/11/42 (d)(f)(h)	95,047	309
Series 2005-T18 Class A4, 4.933% 2/13/42	12,590	13,641
Series 2006-T24 Class X2, 0.4452% 10/12/41 (d)(f)(h)	705	3
C-BASS Trust floater Series 2006-SC1 Class A, 0.4775% 5/25/36 (d)(f)	4,157	3,615
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.3289% 5/15/35 (d)(f)(h)	34,630	606
Citigroup Commercial Mortgage Trust floater Series 2006-FL2 Class H, 0.579% 8/15/21 (d)(f)	118	113
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 Class X3, 0.484% 10/15/48 (f)(h)	211,982	946
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.058% 4/15/17 (d)(f)	85	77
Series 2005-FL11:
Class F, 0.658% 11/15/17 (d)(f)	101	92
Class G, 0.708% 11/15/17 (d)(f)	70	62
Series 2006-CN2A Class A2FL, 0.43% 2/5/19 (d)(f)	2,236	2,189
sequential payer:
Series 2006-C8 Class A4, 5.306% 12/10/46	10,980	12,582
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (d)	5,587	5,607
Class AJFX, 5.478% 2/5/19 (d)	4,380	4,388
Series 2006-C8 Class XP, 0.4662% 12/10/46 (f)(h)	3,886	19
Series 2006-CN2A Class E, 5.5699% 2/5/19 (d)(f)	4,440	4,429
Commercial Mortgage pass-thru certificates Series 2004-LB4A Class A5, 4.84% 10/15/37	23,330	24,462
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class ASP, 0.6642% 12/15/39 (f)(h)	181,365	1,162
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.0678% 8/15/36 (f)(h)	9,581	9
Series 2003-C4 Class A4, 5.137% 8/15/36	7,278	7,383
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.378% 2/15/22 (d)(f)	$ 1,256	$ 1,168
0.478% 2/15/22 (d)(f)	448	418
Class F, 0.528% 2/15/22 (d)(f)	897	835
DBUBS Series 2011-LC3A Class A1, 2.238% 8/10/44	2,013	2,060
Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	8,602	8,865
sequential payer Series K501 Class A1, 1.337% 6/25/16	11,066	11,268
Series K707 Class A1, 1.615% 9/25/18	11,874	12,231
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2006-C1 Class A4, 5.3002% 3/10/44 (f)	11,890	13,373
Series 2001-1 Class X1, 1.6143% 5/15/33 (d)(f)(h)	4,316	54
Series 2007-C1 Class XP, 0.1588% 12/10/49 (f)(h)	2,391	6
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2:
Class A1, 4.576% 5/10/40	406	407
Class A2, 5.4574% 5/10/40 (f)	4,180	4,258
Series 2004-C2 Class A4, 5.301% 8/10/38	8,290	8,817
Greenwich Capital Commercial Funding Corp. floater Series 2006-FL4 Class B, 0.4% 11/5/21 (d)(f)	8,330	7,953
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A Class F, 0.6585% 6/6/20 (d)(f)	562	561
Series 2007-EOP:
Class A1, 1.1031% 3/6/20 (d)(f)	10,918	10,932
Class A2, 1.2601% 3/6/20 (d)(f)	3,680	3,687
Class C, 2.0056% 3/6/20 (d)(f)	11,881	11,914
Class D, 2.2018% 3/6/20 (d)(f)	1,390	1,394
Class E, 2.4764% 3/6/20 (d)(f)	1,905	1,913
Class F, 2.6334% 3/6/20 (d)(f)	967	971
Class G, 2.7903% 3/6/20 (d)(f)	479	481
Class H, 3.3004% 3/6/20 (d)(f)	799	804
Class J, 4.0852% 3/6/20 (d)(f)	1,146	1,155
sequential payer:
Series 2004-GG2 Class A6, 5.396% 8/10/38 (f)	9,160	9,748
Series 2005-GG4 Class A3, 4.607% 7/10/39	1,063	1,068
Series 2006-GG6 Class A2, 5.506% 4/10/38	4,444	4,587
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	$ 5,465	$ 5,555
Series 2011-GC5 Class A1, 1.468% 8/10/44 (f)	6,124	6,209
Series 2012-GC6 Class A1, 1.282% 1/10/45	2,729	2,755
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (d)(f)	3,385	3,385
sequential payer Series 2003-C1 Class A2, 4.985% 1/12/37	922	924
Series 2003-CB7 Class A4, 4.879% 1/12/38 (f)	3,189	3,289
Series 2012-C6 Class A1, 1.0305% 5/15/45	7,576	7,627
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class A2, 0.338% 11/15/18 (d)(f)	2,799	2,752
Class D, 0.438% 11/15/18 (d)(f)	99	93
Class E, 0.488% 11/15/18 (d)(f)	141	130
Class F, 0.538% 11/15/18 (d)(f)	211	186
Class G, 0.568% 11/15/18 (d)(f)	183	154
Class H, 0.708% 11/15/18 (d)(f)	141	113
sequential payer:
Series 2005-LDP5 Class A2, 5.198% 12/15/44	4,245	4,286
Series 2007-LD11 Class A2, 5.7981% 6/15/49 (f)	6,126	6,324
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	2,135	2,146
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2003-C3 Class A4, 4.166% 5/15/32	2,501	2,525
Series 2006-C1 Class A2, 5.084% 2/15/31	456	456
Series 2006-C6 Class A2, 5.262% 9/15/39 (f)	69	69
Series 2007-C6 Class A2, 5.845% 7/15/40	2,396	2,458
Series 2004-C8, 4.799% 12/15/29	8,180	8,654
Series 2006-C1 Class XCP, 0.3468% 2/15/41 (f)(h)	144,241	57
Series 2006-C6 Class XCP, 0.6752% 9/15/39 (f)(h)	86,906	504
Series 2007-C1 Class XCP, 0.4246% 2/15/40 (f)(h)	35,998	173
Series 2007-C2 Class XCP, 0.4823% 2/15/40 (f)(h)	175,476	1,135
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.548% 9/15/21 (d)(f)	2,254	2,031
Class G, 0.568% 9/15/21 (d)(f)	1,521	1,332
Class H, 0.608% 9/15/21 (d)(f)	392	330
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-MKB2 Class A2, 4.806% 9/12/42	$ 332	$ 332
Series 2005-MCP1 Class XP, 0.6388% 6/12/43 (f)(h)	28,704	91
Series 2005-MKB2 Class XP, 0.2488% 9/12/42 (f)(h)	12,351	8
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-9 Class A2, 5.59% 9/12/49	2,143	2,143
Series 2006-4 Class XP, 0.6166% 12/12/49 (f)(h)	69,625	852
Morgan Stanley BAML Trust Series 2012-C5 Class A1, 0.916% 8/15/45	8,468	8,518
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.408% 7/15/19 (d)(f)	241	159
Series 2007-XLFA:
Class A2, 0.308% 10/15/20 (d)(f)	6,075	6,049
Class B, 0.338% 10/15/20 (d)(f)	202	190
Class C, 0.368% 10/15/20 (d)(f)	2,400	2,226
Class D, 0.398% 10/15/20 (d)(f)	1,889	1,715
Class E, 0.458% 10/15/20 (d)(f)	562	495
Class F, 0.508% 10/15/20 (d)(f)	337	280
Class G, 0.548% 10/15/20 (d)(f)	417	324
Class H, 0.638% 10/15/20 (d)(f)	262	131
Class J, 0.788% 10/15/20 (d)(f)	152	53
sequential payer:
Series 2003-IQ4 Class A2, 4.07% 5/15/40	2,026	2,039
Series 2007-IQ14 Class A2, 5.61% 4/15/49	4,662	4,824
Series 2012-C4 Class A1, 1.085% 3/15/45	7,497	7,561
Series 2005-HQ5 Class X2, 0.2192% 1/14/42 (f)(h)	30,658	17
Series 2005-TOP17 Class X2, 0.6215% 12/13/41 (f)(h)	23,608	13
Series 2011-C3 Class A1, 2.178% 7/15/49	14,154	14,551
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	3,344	3,398
UBS Commercial Mortgage Trust Series 2012-C1 Class A1, 1.032% 5/10/45	4,970	5,008
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class A2, 0.3275% 9/15/21 (d)(f)	9,098	8,899
Class E, 0.4875% 9/15/21 (d)(f)	938	845
Class F, 0.5475% 9/15/21 (d)(f)	1,264	1,113
Class G, 0.5675% 9/15/21 (d)(f)	1,198	1,030
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
floater: - continued
Series 2006-WL7A: - continued
Class J, 0.8075% 9/15/21 (d)(f)	$ 266	$ 195
Series 2007-WHL8 Class F, 0.688% 6/15/20 (d)(f)	2,172	1,629
Series 2003-C9 Class A4, 5.012% 12/15/35	10,218	10,545
Series 2006-C23:
Class A5, 5.416% 1/15/45 (f)	15,350	17,393
Class X, 0.0867% 1/15/45 (d)(f)(h)	770,288	179
Series 2007-C30 Class XP, 0.4742% 12/15/43 (d)(f)(h)	182,950	1,113
Series 2007-C31A Class A2, 5.421% 4/15/47	6,449	6,640
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C5 Class A1, 1.456% 11/15/44	2,414	2,450
Series 2012-C8 Class A1, 0.864% 8/15/45	4,799	4,818
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $454,255)		436,019
Municipal Securities - 0.2%

California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 0.6%, tender 2/1/13 (f)(g)	9,000	9,000
Illinois Gen. Oblig. Series 2010, 3.321% 1/1/13	9,917	9,936
TOTAL MUNICIPAL SECURITIES (Cost $18,917)		18,936
Foreign Government and Government Agency Obligations - 0.4%

Ontario Province 0.95% 5/26/15	28,300	28,659
United Mexican States 6.625% 3/3/15	8,200	9,209
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $37,319)		37,868
Commercial Paper - 0.7%

British Telecommunications PLC:
1.17% 6/3/13	6,900	6,871
1.5% 5/14/13	15,000	14,947
Vodafone Group PLC yankee:
1% 12/28/12	11,500	11,497
Commercial Paper - continued
	Principal Amount (000s)	Value (000s)
Vodafone Group PLC yankee: - continued
1% 2/1/13	$ 12,000	$ 11,992
1.25% 3/12/13	13,000	12,984
TOTAL COMMERCIAL PAPER (Cost $58,181)		58,291
Money Market Funds - 0.2%
	Shares
Fidelity Cash Central Fund, 0.19% (a) (Cost $16,394)	16,394,031	16,394
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $8,576,820)		8,613,241
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(11,344)
NET ASSETS - 100%		$ 8,601,897
Swap Agreements
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2) (000s)	Value (000s)(1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation (Depreciation) (000s)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	3.05%	$ 318	$ (84)	$ 0	$ (84)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk. Ratings are from Moodys® Investors Service, Inc. Where Moodys ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $919,268,000 or 10.7% of net assets.

(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,116,000.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,265,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 3,232
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 17
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 3,127,121	$ -	$ 3,123,856	$ 3,265
U.S. Government and Government Agency Obligations	2,921,921	-	2,921,921	-
U.S. Government Agency - Mortgage Securities	279,782	-	279,782	-
Asset-Backed Securities	1,197,191	-	1,181,930	15,261
Collateralized Mortgage Obligations	519,718	-	519,718	-
Commercial Mortgage Securities	436,019	-	435,860	159
Municipal Securities	18,936	-	18,936	-
Foreign Government and Government Agency Obligations	37,868	-	37,868	-
Commercial Paper	58,291	-	58,291	-
Money Market Funds	16,394	16,394	-	-
Total Investments in Securities:	$ 8,613,241	$ 16,394	$ 8,578,162	$ 18,685
Derivative Instruments:
Liabilities
Swap Agreements	$ (84)	$ -	$ (84)	$ -
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $8,577,711,000. Net unrealized appreciation aggregated $35,530,000, of which $113,037,000 related to appreciated investment securities and $77,507,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations and commercial paper, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Credit default swaps are marked-to-market daily. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The Fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to close out a credit default swap in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as credit default swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivatives contracts under an ISDA Master Agreement exceed certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than the counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Conservative
Income Bond Fund

November 30, 2012

1.924095.101

FCV-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 57.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 4.6%
Automobiles - 4.6%
Daimler Finance North America LLC:
1.1303% 4/10/14 (b)(c)	$ 15,000,000	$ 15,048,330
1.5988% 9/13/13 (b)(c)	21,165,000	21,295,440
1.6768% 7/11/13 (b)(c)	15,550,000	15,645,166
Volkswagen International Finance NV:
0.9115% 11/20/14 (b)(c)	30,000,000	29,988,360
0.9703% 4/1/14 (b)(c)	1,805,000	1,811,173
0.973% 9/22/13 (b)(c)	10,000,000	10,038,950
1.1258% 3/21/14 (b)(c)	10,000,000	10,053,580
		103,880,999
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
Miller Brewing Co. 5.5% 8/15/13 (b)	1,663,000	1,715,704
Food & Staples Retailing - 0.4%
Walgreen Co. 0.8988% 3/13/14 (c)	10,000,000	10,030,600
TOTAL CONSUMER STAPLES		11,746,304
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Schlumberger Investment SA 0.9543% 9/12/14 (b)(c)	7,500,000	7,546,268
Total Capital Canada Ltd. 1.625% 1/28/14	3,250,000	3,298,149
		10,844,417
FINANCIALS - 45.0%
Capital Markets - 6.3%
BlackRock, Inc. 0.6115% 5/24/13 (c)	5,000,000	5,006,465
HSBC Bank PLC:
0.74% 5/15/13 (b)(c)	11,900,000	11,920,682
1.1303% 1/17/14 (b)(c)	20,150,000	20,301,609
JPMorgan Chase & Co.:
0.9848% 10/15/15 (c)	20,000,000	20,005,860
1.1158% 1/24/14 (c)	48,900,000	49,222,496
Morgan Stanley 1.9158% 1/24/14 (c)	3,000,000	3,018,591
The Bank of New York Mellon Corp. 0.5833% 7/28/14 (c)	5,000,000	5,010,220
UBS AG Stamford Branch:
1.3133% 1/28/14 (c)	3,000,000	3,014,061
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
UBS AG Stamford Branch: - continued
2.25% 8/12/13	$ 16,655,000	$ 16,841,936
2.75% 1/8/13	6,530,000	6,542,218
		140,884,138
Commercial Banks - 21.5%
ABN AMRO Bank NV:
2.0833% 1/30/14 (b)(c)	20,005,000	20,261,064
3% 1/31/14 (b)	5,450,000	5,561,921
ANZ Banking Group Ltd.:
1.043% 9/24/13 (b)(c)	2,000,000	2,009,420
1.0903% 1/10/14 (b)(c)	972,000	977,385
Bank of Montreal 0.8778% 9/11/15 (c)	25,000,000	25,130,625
Bank of Tokyo-Mitsubishi UFJ Ltd. 2.6% 1/22/13 (b)	19,225,000	19,269,948
Barclays Bank PLC 2.5% 1/23/13	39,022,000	39,136,256
BNP Paribas:
0.7513% 4/8/13 (c)	18,303,000	18,300,163
1.2503% 1/10/14 (c)	1,545,000	1,548,856
2.125% 12/21/12	24,138,000	24,155,307
BPCE SA:
2.0618% 2/7/14 (b)(c)	24,100,000	24,357,822
2.375% 10/4/13 (b)	3,402,000	3,431,870
Commonwealth Bank of Australia:
0.9308% 3/19/13 (b)(c)	11,740,000	11,759,078
1.0118% 8/7/13 (b)(c)	5,000,000	5,013,615
1.1188% 3/17/14 (b)(c)	6,116,000	6,155,387
1.1853% 9/18/15 (b)(c)	30,000,000	30,190,650
Credit Agricole SA 2.625% 1/21/14 (b)	6,350,000	6,435,090
Credit Suisse New York Branch:
1.3003% 1/14/14 (c)	9,676,000	9,737,404
5% 5/15/13	42,250,000	43,100,746
Fifth Third Bank 0.421% 5/17/13 (c)	37,133,000	37,120,932
ING Bank NV:
1.4388% 3/15/13 (b)(c)	8,900,000	8,918,503
1.6448% 10/18/13 (b)(c)	9,100,000	9,170,179
1.8084% 6/9/14 (b)(c)	4,500,000	4,526,969
2.65% 1/14/13 (b)	5,625,000	5,634,563
National Australia Bank Ltd.:
1.0668% 4/11/14 (b)(c)	21,950,000	22,094,124
2.5% 1/8/13 (b)	855,000	856,796
Nordea Bank AB 1.2403% 1/14/14 (b)(c)	8,550,000	8,608,072
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
PNC Funding Corp. 0.5128% 1/31/14 (c)	$ 5,000,000	$ 5,001,100
Royal Bank of Canada 0.6303% 4/17/14 (c)	4,850,000	4,857,522
Societe Generale:
1.7188% 12/13/13 (b)(c)	5,000,000	5,027,855
2.2% 9/14/13 (b)	6,669,000	6,701,831
2.5% 1/15/14 (b)	4,050,000	4,079,160
Wells Fargo & Co. 1.2873% 6/26/15 (c)	10,000,000	10,102,120
Westpac Banking Corp.:
1.1293% 9/25/15 (c)	50,000,000	50,264,600
1.1384% 12/9/13 (c)	1,730,000	1,739,797
		481,236,730
Consumer Finance - 8.6%
American Express Credit Corp.:
0.76% 11/13/15 (c)	40,000,000	39,976,760
1.5043% 6/12/15 (c)	15,000,000	15,273,750
1.9075% 6/19/13 (c)	440,000	443,796
Capital One Financial Corp.:
0.9528% 11/6/15 (c)	5,000,000	5,014,400
1.4903% 7/15/14 (c)	3,865,000	3,908,617
Caterpillar Financial Services Corp. 0.66% 2/9/15 (c)	10,000,000	10,047,040
General Electric Capital Corp.:
0.6488% 9/15/14 (c)	5,000,000	4,987,840
0.9813% 4/7/14 (c)	6,269,000	6,303,172
1.0158% 4/24/14 (c)	25,000,000	25,174,850
1.2013% 1/7/14 (c)	11,913,000	12,008,614
HSBC Finance Corp. 0.5903% 1/15/14 (c)	49,620,000	49,444,147
John Deere Capital Corp. 0.754% 10/4/13 (c)	10,000,000	10,035,730
Toyota Motor Credit Corp. 0.7303% 1/17/14 (c)	10,000,000	10,039,870
		192,658,586
Diversified Financial Services - 7.7%
Bank of America Corp.:
1.7333% 1/30/14 (c)	16,000,000	16,150,528
4.9% 5/1/13	55,985,000	56,921,509
BP Capital Markets PLC:
1.0078% 3/11/14 (c)	1,160,000	1,167,795
1.0369% 12/6/13 (c)	2,487,000	2,500,074
Citigroup, Inc.:
1.16% 2/15/13 (c)	3,640,000	3,644,423
2.31% 8/13/13 (c)	33,811,000	34,181,129
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.: - continued
5.5% 4/11/13	$ 29,276,000	$ 29,767,895
Deutsche Bank AG London Branch 2.375% 1/11/13	12,933,000	12,959,577
MassMutual Global Funding II 0.8635% 9/27/13 (b)(c)	1,180,000	1,185,013
MetLife Institutional Funding II 1.254% 4/4/14 (b)(c)	12,906,000	13,024,567
		171,502,510
Insurance - 0.9%
Metropolitan Life Global Funding I:
1.1003% 1/10/14 (b)(c)	3,965,000	3,986,201
2.5% 1/11/13 (b)	15,000,000	15,030,555
		19,016,756
TOTAL FINANCIALS		1,005,298,720
HEALTH CARE - 1.7%
Pharmaceuticals - 1.7%
AbbVie, Inc. 1.0718% 11/6/15 (b)(c)	12,000,000	12,079,512
Teva Pharmaceutical Finance Co. BV 1.2118% 11/8/13 (c)	12,000,000	12,099,276
Teva Pharmaceutical Finance III BV 0.8758% 3/21/14 (c)	13,375,000	13,447,493
		37,626,281
INDUSTRIALS - 1.8%
Aerospace & Defense - 1.8%
United Technologies Corp. 0.6883% 12/2/13 (c)	40,000,000	40,106,880
INFORMATION TECHNOLOGY - 1.7%
Computers & Peripherals - 0.5%
Hewlett-Packard Co.:
0.5915% 5/24/13 (c)	1,026,000	1,020,972
0.7105% 5/30/14 (c)	11,461,000	11,177,409
		12,198,381
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Office Electronics - 1.2%
Xerox Corp.:
1.13% 5/16/14 (c)	$ 5,846,000	$ 5,834,524
1.7988% 9/13/13 (c)	20,000,000	20,139,240
		25,973,764
TOTAL INFORMATION TECHNOLOGY		38,172,145
MATERIALS - 0.9%
Metals & Mining - 0.9%
BHP Billiton Financial (USA) Ltd. 0.581% 2/18/14 (c)	20,000,000	20,022,700
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
BellSouth Corp. 4.02% 4/26/21 (b)(c)	9,000,000	9,116,514
UTILITIES - 0.7%
Electric Utilities - 0.2%
Georgia Power Co. 0.7088% 3/15/13 (c)	4,250,000	4,251,335
Multi-Utilities - 0.5%
DTE Energy Co. 1.1183% 6/3/13 (c)	1,715,000	1,718,989
Sempra Energy 1.1488% 3/15/14 (c)	8,824,000	8,867,273
		10,586,262
TOTAL UTILITIES		14,837,597
TOTAL NONCONVERTIBLE BONDS (Cost $1,287,037,677)		1,291,652,557
Municipal Securities - 2.7%

Clark County Fuel Tax Series 2008 A, 0.6% 12/7/12 (Liquidity Facility Landesbank Baden-Wuert), VRDN (c)(d)	6,700,000	6,700,000
Illinois Gen. Oblig.:
Series 2010 1, 2.926% 2/1/13	5,500,000	5,517,655
Series 2010, 4.071% 1/1/14	27,845,000	28,742,444
Municipal Securities - continued
	Principal Amount	Value
Los Angeles Reg'l. Arpts. Impt. Rev. (Compagne Nationale Air France Int'l. Arpt. Proj.) Series 1991, 0.55% 12/7/12, LOC Societe Generale, VRDN (c)(d)	$ 1,425,000	$ 1,425,000
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.3% 12/7/12, LOC Cr. Industriel et Commercial, VRDN (c)	18,415,000	18,415,000
TOTAL MUNICIPAL SECURITIES (Cost $60,766,827)		60,800,099
Certificates of Deposit - 4.3%

Bank of Nova Scotia yankee:
0.521% 11/18/13 (c)	15,000,000	15,033,390
0.63% 2/15/13 (c)	6,400,000	6,407,174
0.7448% 10/18/13 (c)	5,000,000	5,018,835
0.81% 2/10/14 (c)	12,000,000	12,039,816
Bank of Nova Scotia Hous yankee 0.8478% 9/11/15 (c)	15,000,000	15,016,590
BNP Paribas SA yankee 1.0883% 3/4/13 (c)	5,000,000	4,999,015
National Australia Bank yankee 1.5133% 1/30/14 (c)	10,000,000	10,105,400
Nordea Bank Finland PLC yankee:
0.7918% 2/7/13 (c)	6,565,000	6,572,865
0.8584% 3/8/13 (c)	2,000,000	2,002,530
Svenska Handelsbanken AB yankee:
0.7748% 1/18/13 (c)	6,600,000	6,604,099
0.8353% 3/18/13 (c)	12,400,000	12,417,720
TOTAL CERTIFICATES OF DEPOSIT (Cost $95,929,455)		96,217,434
Commercial Paper - 18.0%

Atlantic Asset Securitization Corp. 0.5% 1/7/13 (Liquidity Facility Credit Agricole CIB)	25,000,000	24,994,985
Barclays Bank PLC yankee 1.3% 1/23/13 (b)	30,000,000	30,040,800
BP Capital Markets PLC yankee 0.84% 1/14/13	12,500,000	12,497,969
British Telecommunications PLC:
1.5% 5/14/13	20,000,000	19,929,876
1.5% 5/14/13	1,350,000	1,345,267
Ciesco LP 0.74% 8/2/13	25,000,000	24,941,643
ING U.S. Funding LLC yankee 0.54% 6/14/13	8,176,000	8,151,651
Lloyds TSB Bank PLC yankee 0.46% 3/18/13	1,000,000	998,962
Commercial Paper - continued
	Principal Amount	Value
Natexis Banques Populaires U.S. Finance Co. LLC yankee:
0.63% 12/17/12	$ 12,250,000	$ 12,248,710
0.82% 2/1/13	20,000,000	19,989,396
Nationwide Building Society yankee 0.51% 1/29/13	42,500,000	42,480,875
Societe Generale North America, Inc. yankee:
0.61% 5/3/13	40,000,000	39,902,864
0.61% 5/20/13	25,000,000	24,928,513
Tesco Treasury Services PLC:
0.67% 1/31/13	15,000,000	14,990,364
0.88% 6/21/13	2,000,000	1,992,579
1.2% 7/1/13	32,000,000	31,872,010
1.2% 7/1/13	12,000,000	11,952,004
Vodafone Group PLC yankee:
0.77% 5/31/13	4,000,000	3,987,402
0.85% 7/31/13	7,500,000	7,462,791
0.97% 12/20/12	7,000,000	6,998,880
0.97% 12/20/12	5,000,000	4,999,200
0.97% 12/20/12	4,000,000	3,999,360
1% 12/28/12	10,000,000	9,997,682
1.02% 2/13/13	1,300,000	1,298,944
1.175% 6/14/13	35,000,000	34,876,709
1.25% 3/12/13	5,000,000	4,993,852
TOTAL COMMERCIAL PAPER (Cost $401,355,955)		401,873,288
Money Market Funds - 8.7%
Shares
Fidelity Cash Central Fund, 0.19% (a) (Cost $193,931,299)	193,931,299	193,931,299
Cash Equivalents - 8.1%
Maturity Amount
Repurchase Agreements:
With:
Credit Suisse Securities (USA) LLC at 1%, dated 8/22/12 due 2/15/13 (Collateralized by Mortgage Loan Obligations valued at $27,075,068, 0.33% - 53.94%, 2/5/19 - 2/12/49)	$ 25,122,917	25,038,250
Cash Equivalents - continued
	Maturity Amount	Value
Repurchase Agreements: - continued
With: - continued
Mizuho Securities USA, Inc. at 1.45%, dated 10/26/12 due 4/24/13 (Collateralized by U.S. Government Obligations valued at $31,988,716, 0.32% - 6.31%, 6/20/37 - 1/10/45)	$ 30,217,500	$ 30,107,400
Morgan Stanley & Co., Inc. at 1.45%, dated:
9/14/12 due 12/13/12 (Collateralized by Corporate Obligations valued at $50,596,931, 0% - 11.75%, 11/1/15 - 3/1/97)	47,170,375	47,000,000
9/26/12 due 12/13/12 (Collateralized by Corporate Obligations valued at $6,497,748, 0% - 10.25%, 11/1/15 - 3/1/97)	6,018,850	6,000,000
11/14/12 due 12/13/12 (Collateralized by Corporate Obligations valued at $12,988,882, 0% - 11.5%, 1/28/17 - 3/1/97)	12,014,017	12,000,000
RBS Securities, Inc. at 1.3%, dated 9/11/12 due 12/10/12 (Collateralized by U.S. Government Obligations valued at $61,983,379, 0.55% - 3%, 10/15/42 - 5/25/46)	60,195,000	60,000,000
TOTAL CASH EQUIVALENTS (Cost $180,000,000)		180,145,650
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $2,219,021,213)		2,224,620,327
NET OTHER ASSETS (LIABILITIES) - 0.4%		9,300,635
NET ASSETS - 100%		$ 2,233,920,962
Security Type Abbreviations
VRDN	-	Variable Rate Demand Note (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $440,869,726 or 19.7% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 66,032
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,291,652,557	$ -	$ 1,291,652,557	$ -
Municipal Securities	60,800,099	-	60,800,099	-
Certificates of Deposit	96,217,434	-	96,217,434	-
Commercial Paper	401,873,288	-	401,873,288	-
Money Market Funds	193,931,299	193,931,299	-	-
Cash Equivalents	180,145,650	-	180,145,650	-
Total Investments in Securities:	$ 2,224,620,327	$ 193,931,299	$ 2,030,689,028	$ -
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $2,219,021,657. Net unrealized appreciation aggregated $5,598,670, of which $5,883,536 related to appreciated investment securities and $284,866 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, municipal securities, commercial paper and certificates of deposit, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Intermediate Bond Fund

November 30, 2012

1.813081.108

IBF-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 42.9%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 3.5%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 7,592	$ 8,004
Automobiles - 0.9%
Daimler Finance North America LLC:
1.3% 7/31/15 (d)	8,485	8,542
1.65% 4/10/15 (d)	4,140	4,195
1.95% 3/28/14 (d)	5,578	5,653
Volkswagen International Finance NV:
1.6% 11/20/17 (d)	4,220	4,206
1.625% 3/22/15 (d)	8,100	8,218
2.375% 3/22/17 (d)	3,940	4,072
		34,886
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	3,460	3,616
Media - 1.8%
Comcast Corp.:
4.95% 6/15/16	2,432	2,755
5.15% 3/1/20	4,685	5,593
5.7% 5/15/18	355	431
COX Communications, Inc. 4.625% 6/1/13	4,934	5,035
Discovery Communications LLC:
3.7% 6/1/15	5,906	6,308
5.05% 6/1/20	2,181	2,559
NBCUniversal Media LLC:
3.65% 4/30/15	549	586
5.15% 4/30/20	6,800	8,089
News America, Inc.:
5.3% 12/15/14	968	1,055
6.9% 3/1/19	5,426	6,863
Time Warner Cable, Inc.:
5.85% 5/1/17	4,293	5,087
6.2% 7/1/13	3,008	3,103
6.75% 7/1/18	7,189	8,999
Time Warner, Inc.:
3.15% 7/15/15	204	217
4.875% 3/15/20	5,060	5,904
5.875% 11/15/16	5,025	5,915
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.:
3.5% 4/1/17	$ 3,145	$ 3,410
6.125% 10/5/17	3,071	3,701
		75,610
Multiline Retail - 0.2%
Target Corp. 3.875% 7/15/20	6,900	7,895
Specialty Retail - 0.3%
AutoZone, Inc. 3.7% 4/15/22	3,290	3,482
Home Depot, Inc. 4.4% 4/1/21	4,240	5,011
Lowe's Companies, Inc. 4.625% 4/15/20	4,793	5,591
		14,084
TOTAL CONSUMER DISCRETIONARY		144,095
CONSUMER STAPLES - 2.5%
Beverages - 1.0%
Anheuser-Busch InBev Worldwide, Inc.:
1.375% 7/15/17	4,100	4,144
1.5% 7/14/14	3,891	3,950
5.375% 11/15/14	928	1,011
Beam, Inc. 1.875% 5/15/17	1,853	1,902
FBG Finance Ltd. 5.125% 6/15/15 (d)	3,800	4,190
Fortune Brands, Inc.:
5.375% 1/15/16	3,214	3,611
6.375% 6/15/14	1,868	2,021
Heineken NV:
1.4% 10/1/17 (d)	2,092	2,096
2.75% 4/1/23 (d)	2,186	2,163
PepsiCo, Inc. 7.9% 11/1/18	5,580	7,622
SABMiller Holdings, Inc. 2.45% 1/15/17 (d)	8,430	8,831
		41,541
Food & Staples Retailing - 0.4%
CVS Caremark Corp. 4.125% 5/15/21	4,367	4,952
Wal-Mart Stores, Inc. 2.25% 7/8/15	5,578	5,818
Walgreen Co.:
1.8% 9/15/17	1,743	1,762
3.1% 9/15/22	2,519	2,560
		15,092
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.4%
Cargill, Inc. 6% 11/27/17 (d)	$ 781	$ 941
General Mills, Inc. 5.2% 3/17/15	3,350	3,693
Kraft Foods Group, Inc. 2.25% 6/5/17 (d)	4,150	4,307
Kraft Foods, Inc.:
5.375% 2/10/20	4,470	5,436
6.5% 8/11/17	1,168	1,435
6.75% 2/19/14	596	639
		16,451
Tobacco - 0.7%
Altria Group, Inc.:
2.85% 8/9/22	4,100	4,057
9.7% 11/10/18	3,287	4,638
Philip Morris International, Inc. 4.5% 3/26/20	6,800	7,993
Reynolds American, Inc.:
1.05% 10/30/15	4,658	4,660
3.25% 11/1/22	2,145	2,180
6.75% 6/15/17	3,818	4,663
		28,191
TOTAL CONSUMER STAPLES		101,275
ENERGY - 4.5%
Energy Equipment & Services - 0.9%
Cameron International Corp. 1.6% 4/30/15	3,136	3,169
DCP Midstream LLC 5.35% 3/15/20 (d)	4,118	4,557
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	5,067	6,163
FMC Technologies, Inc.:
2% 10/1/17	525	531
3.45% 10/1/22	952	975
Halliburton Co. 6.15% 9/15/19	2,601	3,296
National Oilwell Varco, Inc. 1.35% 12/1/17	4,120	4,168
Noble Holding International Ltd. 2.5% 3/15/17	1,741	1,801
Weatherford International Ltd.:
4.95% 10/15/13	2,254	2,325
5.15% 3/15/13	8,620	8,714
		35,699
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 3.6%
Anadarko Petroleum Corp.:
5.95% 9/15/16	$ 373	$ 433
6.375% 9/15/17	3,957	4,750
Apache Corp. 1.75% 4/15/17	1,146	1,182
BG Energy Capital PLC 2.875% 10/15/16 (d)	4,300	4,570
Canadian Natural Resources Ltd. 5.15% 2/1/13	5,823	5,864
Cenovus Energy, Inc. 5.7% 10/15/19	4,250	5,218
DCP Midstream Operating LP 2.5% 12/1/17	1,922	1,919
Duke Capital LLC 6.25% 2/15/13	1,104	1,116
Duke Energy Field Services 5.375% 10/15/15 (d)	1,581	1,691
El Paso Natural Gas Co. 5.95% 4/15/17	178	207
Enbridge Energy Partners LP 4.2% 9/15/21	4,308	4,657
Encana Holdings Finance Corp. 5.8% 5/1/14	3,739	3,992
Enterprise Products Operating LP:
1.25% 8/13/15	3,123	3,141
4.05% 2/15/22	4,350	4,812
5.6% 10/15/14	2,531	2,749
5.65% 4/1/13	769	780
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (d)	170	201
Marathon Petroleum Corp. 3.5% 3/1/16	5,906	6,305
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (d)	6,841	7,181
Nexen, Inc. 5.2% 3/10/15	1,177	1,277
Petro-Canada 6.05% 5/15/18	1,874	2,287
Petrobras International Finance Co. Ltd.:
2.875% 2/6/15	4,220	4,337
5.75% 1/20/20	5,269	6,019
7.875% 3/15/19	4,229	5,302
Petroleos Mexicanos:
4.875% 1/24/22	4,300	4,859
6% 3/5/20	495	594
Phillips 66 2.95% 5/1/17 (d)	8,400	8,951
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,551	2,756
5.75% 1/15/20	6,268	7,621
Rockies Express Pipeline LLC 6.25% 7/15/13 (d)	3,521	3,609
Schlumberger Investment SA 1.25% 8/1/17 (d)	6,000	6,014
Southeast Supply Header LLC 4.85% 8/15/14 (d)	5,816	6,076
Spectra Energy Capital, LLC 5.65% 3/1/20	237	284
Suncor Energy, Inc. 6.1% 6/1/18	5,571	6,812
Texas Eastern Transmission LP 6% 9/15/17 (d)	5,603	6,759
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
TransCapitalInvest Ltd. 5.67% 3/5/14 (d)	$ 4,406	$ 4,630
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	1,717	2,000
Western Gas Partners LP 5.375% 6/1/21	4,300	4,932
XTO Energy, Inc.:
5% 1/31/15	1,932	2,123
5.65% 4/1/16	1,325	1,543
		149,553
TOTAL ENERGY		185,252
FINANCIALS - 21.8%
Capital Markets - 2.6%
Bear Stearns Companies, Inc. 5.3% 10/30/15	2,688	2,991
BlackRock, Inc. 4.25% 5/24/21	3,460	3,935
Goldman Sachs Group, Inc.:
1.6% 11/23/15	4,120	4,129
3.3% 5/3/15	4,160	4,333
3.7% 8/1/15	5,015	5,294
5.25% 7/27/21	5,000	5,713
5.95% 1/18/18	10,163	11,759
6.15% 4/1/18	3,044	3,555
JPMorgan Chase & Co. 1.1% 10/15/15	4,110	4,107
Lazard Group LLC:
6.85% 6/15/17	4,983	5,753
7.125% 5/15/15	1,782	1,976
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	1,406	1,647
6.875% 4/25/18	5,859	7,046
Morgan Stanley:
4% 7/24/15	497	520
4.1% 1/26/15	8,840	9,189
4.75% 4/1/14	1,028	1,064
5.45% 1/9/17	1,019	1,122
5.625% 9/23/19	933	1,052
5.75% 1/25/21	4,378	4,998
5.95% 12/28/17	2,475	2,802
6% 4/28/15	1,087	1,184
6.625% 4/1/18	653	760
7.3% 5/13/19	3,668	4,450
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Royal Bank of Scotland PLC 4.875% 8/25/14 (d)	$ 8,200	$ 8,670
The Bank of New York Mellon Corp. 2.4% 1/17/17	8,600	9,072
		107,121
Commercial Banks - 7.3%
ANZ Banking Group Ltd. 2.125% 1/10/14 (d)	4,760	4,821
Australia & New Zealand Banking Group Ltd. 1.875% 10/6/17	4,100	4,207
Bank of America NA 5.3% 3/15/17	1,267	1,416
Bank of Montreal 2.5% 1/11/17	4,210	4,436
Barclays Bank PLC 2.375% 1/13/14	10,930	11,111
BB&T Corp.:
2.05% 4/28/14	4,200	4,281
3.95% 3/22/22	6,235	6,800
BNP Paribas 2.125% 12/21/12	2,270	2,272
Comerica, Inc. 3% 9/16/15	15	16
Commonwealth Bank of Australia:
1.95% 3/16/15	4,200	4,315
2.9% 9/17/14 (d)	19,580	20,428
Credit Suisse 6% 2/15/18	9,794	11,285
Credit Suisse New York Branch 2.2% 1/14/14	3,216	3,268
Danske Bank A/S 3.875% 4/14/16 (d)	6,370	6,701
Fifth Third Bancorp:
3.5% 3/15/22	4,300	4,555
3.625% 1/25/16	2,439	2,614
4.5% 6/1/18	440	487
8.25% 3/1/38	568	823
Fifth Third Bank 4.75% 2/1/15	2,708	2,909
Fifth Third Capital Trust IV 6.5% 4/15/67 (f)	55	55
First Niagara Financial Group, Inc. 6.75% 3/19/20	4,283	5,115
HBOS PLC 6.75% 5/21/18 (d)	3,004	3,192
HSBC Holdings PLC:
4% 3/30/22	3,778	4,149
5.1% 4/5/21	4,270	5,070
Huntington Bancshares, Inc. 7% 12/15/20	1,204	1,467
ING Bank NV 2.65% 1/14/13 (d)	8,720	8,735
JPMorgan Chase Bank 6% 10/1/17	12,071	14,293
KeyBank NA 5.8% 7/1/14	10,462	11,235
KeyCorp. 5.1% 3/24/21	4,303	5,043
Marshall & Ilsley Bank 5% 1/17/17	5,254	5,848
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (d)	7,500	7,550
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
National Australia Bank Ltd. 2% 3/9/15	$ 4,220	$ 4,316
PNC Bank NA 2.7% 11/1/22	10,621	10,652
PNC Funding Corp. 3.625% 2/8/15	2,676	2,843
Rabobank (Netherlands) NV:
1.85% 1/10/14	10,718	10,867
2.125% 10/13/15	1,736	1,791
3.95% 11/9/22	8,367	8,473
Regions Bank:
6.45% 6/26/37	514	536
7.5% 5/15/18	6,078	7,294
Regions Financial Corp.:
5.75% 6/15/15	31	33
7.75% 11/10/14	168	185
Royal Bank of Scotland Group PLC 2.55% 9/18/15	4,841	4,953
Sumitomo Mitsui Banking Corp. 1.8% 7/18/17	6,150	6,285
SunTrust Banks, Inc.:
3.5% 1/20/17	5,643	6,096
3.6% 4/15/16	3,630	3,885
The Toronto Dominion Bank 2.375% 10/19/16	8,600	9,052
Union Bank NA 2.125% 6/16/17	4,300	4,433
UnionBanCal Corp. 5.25% 12/16/13	857	893
Wachovia Corp. 5.625% 10/15/16	4,400	5,066
Wells Fargo & Co.:
1.25% 2/13/15	14,626	14,775
3.5% 3/8/22	4,300	4,629
3.676% 6/15/16	4,260	4,637
Westpac Banking Corp.:
1.125% 9/25/15	7,842	7,907
1.85% 12/9/13	4,120	4,179
2% 8/14/17	7,300	7,546
		299,823
Consumer Finance - 2.9%
American Express Credit Corp.:
0.875% 11/13/15	4,110	4,111
2.75% 9/15/15	10,038	10,562
2.8% 9/19/16	3,852	4,093
American Honda Finance Corp. 1.5% 9/11/17 (d)	4,100	4,119
Capital One Financial Corp.:
1% 11/6/15	4,100	4,084
2.125% 7/15/14	9,294	9,468
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Capital One Financial Corp.: - continued
2.15% 3/23/15	$ 4,130	$ 4,223
3.15% 7/15/16	4,360	4,650
7.375% 5/23/14	582	636
Discover Financial Services:
3.85% 11/21/22 (d)	196	197
5.2% 4/27/22	710	797
6.45% 6/12/17	2,977	3,496
Ford Motor Credit Co. LLC:
2.75% 5/15/15	6,250	6,364
3% 6/12/17	6,250	6,367
4.25% 9/20/22	4,080	4,234
General Electric Capital Corp.:
1.6% 11/20/17	11,000	10,996
2.1% 1/7/14	976	993
2.25% 11/9/15	6,196	6,405
2.9% 1/9/17	4,220	4,466
2.95% 5/9/16	1,773	1,876
3.35% 10/17/16	4,270	4,599
3.5% 6/29/15	10,833	11,514
6.375% 11/15/67 (f)	5,670	6,014
HSBC USA, Inc. 2.375% 2/13/15	3,402	3,503
Hyundai Capital America 2.125% 10/2/17 (d)	1,463	1,481
		119,248
Diversified Financial Services - 3.3%
ABB Finance (USA), Inc. 1.625% 5/8/17	1,596	1,620
Bank of America Corp.:
1.5% 10/9/15	5,000	5,017
3.875% 3/22/17	326	354
4.5% 4/1/15	10,130	10,815
5.75% 12/1/17	6,840	7,909
5.875% 1/5/21	5,905	7,052
BP Capital Markets PLC:
2.248% 11/1/16	4,280	4,453
3.125% 10/1/15	503	535
3.2% 3/11/16	4,270	4,571
3.245% 5/6/22	4,160	4,370
Capital One Capital V 10.25% 8/15/39	1,170	1,176
Citigroup, Inc.:
3.953% 6/15/16	1,000	1,077
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.: - continued
4.5% 1/14/22	$ 7,700	$ 8,656
4.75% 5/19/15	13,271	14,339
5.125% 5/5/14	1,036	1,093
6.125% 5/15/18	100	120
6.5% 8/19/13	13,931	14,482
Deutsche Bank AG London Branch 2.375% 1/11/13	8,750	8,768
JPMorgan Chase & Co.:
3.15% 7/5/16	4,300	4,558
3.4% 6/24/15	17,366	18,313
4.5% 1/24/22	4,210	4,759
5.4% 1/6/42	1,813	2,192
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (d)	200	203
TECO Finance, Inc.:
4% 3/15/16	1,147	1,232
5.15% 3/15/20	1,709	2,007
USAA Capital Corp. 3.5% 7/17/14 (d)	5,832	6,093
		135,764
Insurance - 2.4%
American International Group, Inc.:
3% 3/20/15	2,070	2,151
4.25% 9/15/14	6,250	6,601
4.875% 6/1/22	4,038	4,540
Aon Corp.:
3.5% 9/30/15	6,239	6,592
5% 9/30/20	4,000	4,615
Assurant, Inc. 5.625% 2/15/14	2,474	2,579
Axis Capital Holdings Ltd. 5.75% 12/1/14	617	661
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	5,000	5,124
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(f)	1,929	1,977
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	1,889	2,149
5.375% 3/15/17	149	170
Liberty Mutual Group, Inc.:
5% 6/1/21 (d)	4,280	4,644
6.5% 3/15/35 (d)	769	840
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,565	2,921
MetLife, Inc.:
1.756% 12/15/17 (c)	1,752	1,781
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
MetLife, Inc.: - continued
2.375% 2/6/14	$ 6,330	$ 6,462
4.125% 8/13/42	4,400	4,378
5% 6/15/15	1,285	1,419
Metropolitan Life Global Funding I 2.5% 9/29/15 (d)	3,000	3,135
Monumental Global Funding III 5.5% 4/22/13 (d)	2,851	2,905
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (d)	401	525
Pacific Life Global Funding 5.15% 4/15/13 (d)	7,724	7,855
Pacific LifeCorp 6% 2/10/20 (d)	1,544	1,738
Prudential Financial, Inc.:
4.5% 11/15/20	4,820	5,394
5.15% 1/15/13	614	617
5.4% 6/13/35	499	547
QBE Insurance Group Ltd. 5.647% 7/1/23 (d)(f)	246	244
Symetra Financial Corp. 6.125% 4/1/16 (d)	6,640	7,224
Unum Group:
5.625% 9/15/20	2,518	2,886
7.125% 9/30/16	4,802	5,680
		98,354
Real Estate Investment Trusts - 1.4%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,262	1,357
AvalonBay Communities, Inc. 4.95% 3/15/13	405	409
Boston Properties, Inc. 3.85% 2/1/23	3,900	4,142
BRE Properties, Inc. 5.5% 3/15/17	508	579
Camden Property Trust 5.375% 12/15/13	2,244	2,339
DDR Corp. 4.625% 7/15/22	1,318	1,434
Developers Diversified Realty Corp.:
4.75% 4/15/18	1,990	2,202
7.5% 4/1/17	2,748	3,306
Duke Realty LP:
3.875% 10/15/22	3,009	3,072
4.625% 5/15/13	885	900
5.4% 8/15/14	2,777	2,959
6.25% 5/15/13	6,766	6,925
6.75% 3/15/20	291	352
8.25% 8/15/19	57	73
Equity One, Inc.:
3.75% 11/15/22	8,200	8,189
6% 9/15/17	3,451	3,973
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity One, Inc.: - continued
6.25% 1/15/17	$ 545	$ 623
Equity Residential 5.125% 3/15/16	3,150	3,518
Federal Realty Investment Trust:
5.4% 12/1/13	557	582
5.9% 4/1/20	42	50
6.2% 1/15/17	685	799
Health Care REIT, Inc. 2.25% 3/15/18	1,267	1,266
HRPT Properties Trust:
5.75% 11/1/15	1,526	1,627
6.25% 6/15/17	1,361	1,495
6.65% 1/15/18	792	894
UDR, Inc. 5.5% 4/1/14	4,753	5,014
Washington (REIT) 5.25% 1/15/14	248	258
		58,337
Real Estate Management & Development - 1.9%
AMB Property LP 5.9% 8/15/13	2,849	2,931
BioMed Realty LP:
3.85% 4/15/16	8,587	9,113
6.125% 4/15/20	1,521	1,787
Brandywine Operating Partnership LP 5.7% 5/1/17	2,338	2,627
ERP Operating LP:
4.625% 12/15/21	3,194	3,601
4.75% 7/15/20	2,996	3,380
5.375% 8/1/16	1,323	1,502
5.75% 6/15/17	5,803	6,876
Liberty Property LP:
4.125% 6/15/22	1,971	2,081
4.75% 10/1/20	7,111	7,764
5.125% 3/2/15	1,250	1,350
5.5% 12/15/16	1,941	2,214
6.625% 10/1/17	2,744	3,302
Mack-Cali Realty LP:
2.5% 12/15/17	2,891	2,897
4.5% 4/18/22	1,234	1,317
7.75% 8/15/19	539	674
Post Apartment Homes LP:
3.375% 12/1/22	760	767
6.3% 6/1/13	4,169	4,288
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	$ 1,411	$ 1,489
5.5% 1/15/14 (d)	999	1,030
5.7% 4/15/17 (d)	2,195	2,393
Regency Centers LP:
4.95% 4/15/14	675	708
5.25% 8/1/15	3,106	3,397
5.875% 6/15/17	1,166	1,357
Simon Property Group LP:
2.8% 1/30/17	972	1,033
4.2% 2/1/15	1,570	1,668
Tanger Properties LP:
6.125% 6/1/20	4,208	5,032
6.15% 11/15/15	801	912
		77,490
TOTAL FINANCIALS		896,137
HEALTH CARE - 1.9%
Biotechnology - 0.1%
Amgen, Inc. 5.85% 6/1/17	3,264	3,888
Celgene Corp. 2.45% 10/15/15	472	491
		4,379
Health Care Providers & Services - 1.1%
Aetna, Inc.:
1.5% 11/15/17	506	510
2.75% 11/15/22	2,041	2,049
Coventry Health Care, Inc.:
5.95% 3/15/17	1,930	2,258
6.3% 8/15/14	3,995	4,330
Express Scripts, Inc.:
3.125% 5/15/16	3,905	4,131
6.25% 6/15/14	1,824	1,972
McKesson Corp. 0.95% 12/4/15	788	790
Medco Health Solutions, Inc. 2.75% 9/15/15	8,204	8,568
UnitedHealth Group, Inc.:
1.4% 10/15/17	840	846
2.75% 2/15/23	684	694
3.875% 10/15/20	5,296	5,927
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
WellPoint, Inc.:
1.25% 9/10/15	$ 1,174	$ 1,184
1.875% 1/15/18	2,129	2,167
3.125% 5/15/22	4,290	4,364
4.35% 8/15/20	5,502	6,130
		45,920
Pharmaceuticals - 0.7%
AbbVie, Inc.:
1.75% 11/6/17 (d)	6,991	7,088
2.9% 11/6/22 (d)	4,110	4,193
Merck & Co., Inc. 5% 6/30/19	2,152	2,597
Novartis Capital Corp. 2.4% 9/21/22	4,500	4,531
Teva Pharmaceutical Finance II BV 3% 6/15/15	6,900	7,282
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	1,373	1,398
3.25% 10/1/22	2,050	2,107
5% 8/15/14	554	592
		29,788
TOTAL HEALTH CARE		80,087
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (d)	440	463
Airlines - 0.2%
Continental Airlines, Inc.:
6.648% 3/15/19	2,900	3,089
6.795% 2/2/20	138	145
6.9% 7/2/19	880	950
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,678	1,750
8.36% 1/20/19	1,388	1,520
		7,454
Industrial Conglomerates - 0.3%
Covidien International Finance SA:
3.2% 6/15/22	4,391	4,675
6% 10/15/17	3,234	3,948
General Electric Co. 2.7% 10/9/22	3,340	3,402
		12,025
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Machinery - 0.2%
Deere & Co. 2.6% 6/8/22	$ 8,200	$ 8,379
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC 3.45% 9/15/21	4,262	4,624
TOTAL INDUSTRIALS		32,945
INFORMATION TECHNOLOGY - 0.9%
Computers & Peripherals - 0.1%
Hewlett-Packard Co. 2.625% 12/9/14	4,280	4,270
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
1.6% 2/3/15	2,168	2,200
5.95% 1/15/14	3,938	4,164
6.55% 10/1/17	2,606	3,121
		9,485
Office Electronics - 0.4%
Xerox Corp. 4.25% 2/15/15	14,142	14,876
Software - 0.2%
Oracle Corp. 3.875% 7/15/20	6,900	7,884
TOTAL INFORMATION TECHNOLOGY		36,515
MATERIALS - 1.0%
Chemicals - 0.2%
The Dow Chemical Co.:
4.125% 11/15/21	4,063	4,422
4.25% 11/15/20	2,209	2,441
7.6% 5/15/14	669	733
		7,596
Construction Materials - 0.1%
CRH America, Inc. 6% 9/30/16	2,372	2,669
Metals & Mining - 0.7%
Anglo American Capital PLC:
2.15% 9/27/13 (d)	7,200	7,252
9.375% 4/8/14 (d)	3,434	3,794
9.375% 4/8/19 (d)	3,822	4,977
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (d)	4,300	4,663
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Rio Tinto Finance USA PLC 1.625% 8/21/17	$ 6,630	$ 6,714
Vale Overseas Ltd. 6.25% 1/23/17	3,005	3,469
		30,869
TOTAL MATERIALS		41,134
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.6%
AT&T Broadband Corp. 8.375% 3/15/13	2,855	2,917
AT&T, Inc. 2.5% 8/15/15	3,515	3,672
CenturyLink, Inc. 6.15% 9/15/19	3,860	4,260
Deutsche Telekom International Financial BV:
3.125% 4/11/16 (d)	6,407	6,787
5.25% 7/22/13	2,703	2,781
France Telecom SA 2.125% 9/16/15	1,491	1,532
Qwest Corp. 3.6388% 6/15/13 (f)	7,560	7,646
SBC Communications, Inc. 5.1% 9/15/14	6,685	7,210
Telefonica Emisiones S.A.U. 3.729% 4/27/15	8,664	8,794
Verizon Communications, Inc.:
1.1% 11/1/17	4,120	4,118
2% 11/1/16	8,797	9,148
3% 4/1/16	4,379	4,678
		63,543
Wireless Telecommunication Services - 0.8%
America Movil S.A.B. de C.V.:
2.375% 9/8/16	4,330	4,523
3.125% 7/16/22	2,818	2,891
3.625% 3/30/15	5,062	5,391
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
2.4% 3/15/17	4,504	4,615
4.75% 10/1/14	9,282	9,916
5.875% 10/1/19	287	341
Vodafone Group PLC:
4.15% 6/10/14	2,355	2,477
5% 12/16/13	2,972	3,106
		33,260
TOTAL TELECOMMUNICATION SERVICES		96,803
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - 3.6%
Electric Utilities - 2.3%
Ameren Illinois Co. 6.125% 11/15/17	$ 455	$ 550
AmerenUE 6.4% 6/15/17	3,867	4,759
American Electric Power Co., Inc. 1.65% 12/15/17	1,685	1,689
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,324	5,573
Commonwealth Edison Co. 4% 8/1/20	4,400	4,966
Duke Capital LLC 5.668% 8/15/14	2,661	2,867
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (d)	369	450
Edison International 3.75% 9/15/17	2,938	3,205
Enel Finance International SA 5.7% 1/15/13 (d)	575	578
Exelon Corp. 4.9% 6/15/15	3,038	3,327
FirstEnergy Corp. 7.375% 11/15/31	463	607
FirstEnergy Solutions Corp.:
4.8% 2/15/15	1,018	1,097
6.05% 8/15/21	4,294	4,896
Hydro-Quebec 2% 6/30/16	16,000	16,704
LG&E and KU Energy LLC:
2.125% 11/15/15	3,294	3,351
3.75% 11/15/20	19	20
Nevada Power Co.:
6.5% 5/15/18	6,784	8,467
6.5% 8/1/18	2,033	2,556
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	6,967	7,036
Pacific Gas & Electric Co. 3.25% 9/15/21	662	711
Pennsylvania Electric Co. 6.05% 9/1/17	844	993
Pepco Holdings, Inc. 2.7% 10/1/15	3,115	3,230
PPL Capital Funding, Inc. 4.2% 6/15/22	4,268	4,542
Progress Energy, Inc. 4.4% 1/15/21	4,958	5,562
Sierra Pacific Power Co. 5.45% 9/1/13	2,018	2,090
Tampa Electric Co.:
4.1% 6/15/42	721	772
5.4% 5/15/21	1,635	2,035
Wisconsin Electric Power Co. 2.95% 9/15/21	768	810
		93,443
Gas Utilities - 0.0%
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	1,325	1,484
Independent Power Producers & Energy Traders - 0.3%
Exelon Generation Co. LLC 5.35% 1/15/14	1,687	1,768
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
PPL Energy Supply LLC 6.3% 7/15/13	$ 8,190	$ 8,469
PSEG Power LLC 2.75% 9/15/16	1,039	1,082
		11,319
Multi-Utilities - 1.0%
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	4,620	5,437
Dominion Resources, Inc.:
2.6623% 9/30/66 (f)	4,542	4,267
7.5% 6/30/66 (f)	4,221	4,685
National Grid PLC 6.3% 8/1/16	1,843	2,145
NiSource Finance Corp.:
3.85% 2/15/23	4,300	4,456
5.25% 9/15/17	2,656	3,058
5.4% 7/15/14	1,743	1,864
5.45% 9/15/20	313	371
6.4% 3/15/18	1,717	2,072
Sempra Energy:
2.3% 4/1/17	9,715	10,139
2.875% 10/1/22	1,677	1,687
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	3,383	3,654
		43,835
TOTAL UTILITIES		150,081
TOTAL NONCONVERTIBLE BONDS (Cost $1,627,631)		1,764,324
U.S. Government and Government Agency Obligations - 34.1%

U.S. Government Agency Obligations - 4.5%
Fannie Mae:
0.5% 7/2/15	16,189	16,244
0.5% 9/28/15	47,334	47,485
0.875% 12/20/17	10,445	10,503
1.625% 10/26/15	27,574	28,552
Freddie Mac:
0.75% 1/12/18	25,000	24,940
1% 9/29/17	42,136	42,752
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
1.75% 9/10/15	$ 14,664	$ 15,220
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.66% 8/1/15	9	9
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		185,705
U.S. Treasury Obligations - 29.4%
U.S. Treasury Notes:
0.25% 9/15/15	33,000	32,938
0.75% 6/30/17	71,000	71,627
0.875% 11/30/16	53,278	54,160
0.875% 4/30/17	90,190	91,550
0.875% 7/31/19	162,125	161,124
1% 9/30/16	33,025	33,727
1% 9/30/19	30,479	30,472
1% 11/30/19	201,115	200,576
1.25% 10/31/19	28,127	28,558
1.625% 8/15/22	131,587	132,152
1.75% 5/15/22	84,264	85,897
1.875% 9/30/17	101,890	108,059
3% 9/30/16	101,994	111,891
3.125% 10/31/16	15,084	16,643
3.125% 1/31/17 (e)	44,686	49,532
TOTAL U.S. TREASURY OBLIGATIONS		1,208,906
Other Government Related - 0.2%
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	6,030	6,169
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,375,657)		1,400,780
U.S. Government Agency - Mortgage Securities - 4.9%

Fannie Mae - 3.3%
2.225% 10/1/33 (f)	201	212
2.26% 2/1/33 (f)	174	183
2.285% 12/1/34 (f)	160	168
2.285% 3/1/35 (f)	144	152
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
2.304% 10/1/33 (f)	$ 86	$ 91
2.315% 7/1/35 (f)	77	81
2.332% 3/1/35 (f)	102	109
2.367% 12/1/33 (f)	5,282	5,622
2.379% 7/1/35 (f)	586	624
2.425% 3/1/35 (f)	26	27
2.452% 10/1/35 (f)	165	172
2.524% 10/1/33 (f)	232	247
2.559% 6/1/36 (f)	153	164
2.581% 5/1/35 (f)	397	427
2.605% 7/1/34 (f)	100	106
2.729% 7/1/35 (f)	325	345
2.751% 11/1/36 (f)	1,117	1,201
2.86% 4/1/35 (f)	3,165	3,395
2.944% 7/1/37 (f)	328	353
3.025% 9/1/36 (f)	1,760	1,883
3.188% 1/1/40 (f)	2,622	2,738
3.469% 3/1/40 (f)	2,013	2,104
3.5% 1/1/26	62,524	66,255
3.529% 12/1/39 (f)	724	758
3.604% 3/1/40 (f)	2,738	2,875
4% 7/1/18	2,147	2,294
4.5% 6/1/19 to 7/1/20	2,501	2,689
5.5% 9/1/17 to 6/1/36	27,647	30,161
6.5% 4/1/13 to 8/1/36	7,491	8,585
7% 7/1/25 to 2/1/32	23	27
7.5% 8/1/13 to 8/1/29	295	342
TOTAL FANNIE MAE		134,390
Freddie Mac - 1.5%
2.352% 3/1/36 (f)	289	306
2.373% 1/1/35 (f)	102	109
2.405% 4/1/35 (f)	1,631	1,737
3% 8/1/21	7,625	7,979
3.028% 11/1/35 (f)	563	602
3.135% 3/1/33 (f)	25	27
3.454% 10/1/35 (f)	224	241
3.585% 4/1/40 (f)	1,861	1,959
3.597% 4/1/40 (f)	1,412	1,479
3.604% 2/1/40 (f)	3,375	3,532
4.5% 8/1/18	5,526	5,901
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5% 3/1/19	$ 7,176	$ 7,713
5.5% 3/1/34 to 7/1/35	26,174	28,823
7.5% 12/1/13 to 1/1/33	114	133
TOTAL FREDDIE MAC		60,541
Ginnie Mae - 0.1%
7% 1/15/28 to 11/15/32	3,441	3,999
7.5% 3/15/28	4	5
8% 7/15/17 to 5/15/22	623	670
TOTAL GINNIE MAE		4,674
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $193,568)		199,605
Asset-Backed Securities - 8.0%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6775% 4/25/35 (f)	390	342
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8575% 3/25/34 (f)	303	288
Series 2005-HE2 Class M2, 0.8825% 4/25/35 (f)	27	27
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.6758% 10/20/14 (f)	343	3
Series 2007-D1 Class D, 1.5863% 1/22/13 (d)(f)	4,593	69
Ally Auto Receivables Trust:
Series 2009-A Class A4, 3% 10/15/15 (d)	1,040	1,043
Series 2010-1 Class A4, 2.3% 12/15/14	7,600	7,680
Series 2010-4 Class A4, 1.35% 12/15/15	3,930	3,975
Series 2010-5 Class A4, 1.75% 3/15/16	1,635	1,664
Series 2011-1 Class A4, 2.23% 3/15/16	7,350	7,522
Series 2011-2 Class A3, 1.18% 4/15/15	3,365	3,377
Series 2011-3 Class A3, 0.97% 8/17/15	5,285	5,303
Series 2012-1 Class A2, 0.71% 9/15/14	4,057	4,064
Series 2012-SN1 Class A3, 0.57% 8/20/15	5,000	5,003
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (d)	2,160	2,180
Series 2011-1 Class A2, 2.15% 1/15/16	15,400	15,675
Series 2011-3 Class A2, 1.81% 5/15/16	8,240	8,371
Series 2011-5 Class A1, 0.858% 6/15/15 (f)	8,570	8,584
Series 2012-1 Class A2, 1.44% 2/15/17	8,450	8,561
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ally Master Owner Trust: - continued
Series 2012-2 Class A, 0.708% 3/15/16 (f)	$ 4,000	$ 4,002
Series 2012-3 Class A2, 1.21% 6/15/17	8,200	8,242
Series 2012-5 Class A, 1.54% 9/16/19	8,500	8,514
AmeriCredit Auto Receivables Trust:
Series 2010-4 Class A3, 1.27% 4/8/15	4,845	4,856
Series 2011-1 Class A3, 1.39% 9/8/15	2,816	2,828
Series 2011-2 Class A3, 1.61% 10/8/15	6,330	6,369
Series 2011-3 Class A3, 1.17% 1/8/16	2,300	2,312
Series 2011-4 Class A/S, 0.92% 3/9/15	3,029	3,033
Series 2011-5 Class A2, 1.19% 8/8/15	1,218	1,222
Series 2012-2 Class A3, 1.05% 10/11/16	2,560	2,581
Series 2012-5 Class A3, 0.92% 6/8/17	6,050	6,049
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9075% 12/25/33 (f)	33	29
Series 2004-R2 Class M3, 0.7575% 4/25/34 (f)	49	22
Series 2005-R2 Class M1, 0.6575% 4/25/35 (f)	930	894
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9875% 3/25/34 (f)	22	18
Series 2004-W11 Class M2, 0.9075% 11/25/34 (f)	253	216
Series 2004-W7 Class M1, 0.7575% 5/25/34 (f)	968	830
Series 2006-W4 Class A2C, 0.3675% 5/25/36 (f)	581	178
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0325% 4/25/34 (f)	1,034	923
Series 2006-HE2 Class M1, 0.5775% 3/25/36 (f)	42	1
Axon Financial Funding Ltd. Series 2007-1 Class A1, 0.9743% 4/4/17 (b)(d)(f)	4,149	0
Bank of America Auto Trust Series 2009-1A Class A4, 3.52% 6/15/16 (d)	689	692
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.3325% 2/25/35 (f)	1,896	1,240
BMW Floorplan Master Owner Trust Series 2012-1A Class A, 0.608% 9/15/17 (d)(f)	12,000	11,983
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	2,600	2,647
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6575% 7/20/39 (d)(f)	49	44
Class B, 0.9575% 7/20/39 (d)(f)	189	85
Class C, 1.3075% 7/20/39 (d)(f)	243	3
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3475% 12/25/36 (f)	812	378
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Chase Issuance Trust Series 2011-A2 Class A2, 0.298% 5/15/15 (f)	$ 16,210	$ 16,220
Citibank Credit Card Issuance Trust:
Series 2008-A5 Class A5, 4.85% 4/22/15	5,489	5,588
Series 2009-A5 Class A5, 2.25% 12/23/14	13,500	13,516
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3307% 9/25/37 (f)	56	56
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	149	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.6625% 4/25/34 (f)	72	33
Series 2004-4 Class M2, 1.0025% 6/25/34 (f)	265	159
Discover Card Master Trust Series 2012-A1 Class A1, 0.81% 8/15/17	9,340	9,416
Enterprise Fleet Financing LLC Series 2012-1 Class A2, 1.14% 11/20/17 (d)	5,240	5,274
Fannie Mae Series 2004-T5 Class AB3, 1.074% 5/28/35 (f)	18	13
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3825% 8/25/34 (f)	208	133
Ford Credit Auto Owner Trust:
Series 2009-C Class A4, 4.43% 11/15/14	2,191	2,228
Series 2010-B Class A4, 1.58% 9/15/15	9,480	9,595
Series 2011-B Class A4, 1.35% 12/15/16	3,640	3,697
Ford Credit Floorplan Master Owner Trust:
Series 2010-5 Class A1, 1.5% 9/15/15	4,390	4,424
Series 2012-2 Class A, 1.92% 1/15/19	8,690	8,945
Series 2012-4 Class A1, 0.74% 9/15/16	9,410	9,415
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9425% 1/25/35 (f)	427	146
Class M4, 1.2275% 1/25/35 (f)	164	21
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6915% 2/25/47 (d)(f)	1,457	918
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	426	415
GE Business Loan Trust:
Series 2003-1 Class A, 0.638% 4/15/31 (d)(f)	81	77
Series 2006-2A:
Class A, 0.388% 11/15/34 (d)(f)	1,115	966
Class B, 0.488% 11/15/34 (d)(f)	404	283
Class C, 0.588% 11/15/34 (d)(f)	669	389
Class D, 0.958% 11/15/34 (d)(f)	255	82
GE Capital Credit Card Master Note Trust:
Series 2012-1 Class A, 1.03% 1/15/18	7,770	7,854
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GE Capital Credit Card Master Note Trust: - continued
Series 2012-5 Class A, 0.97% 6/15/18	$ 10,230	$ 10,338
GSAMP Trust Series 2004-AR1 Class B4, 3.7712% 6/25/34 (d)(f)	240	89
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7575% 9/25/46 (d)(f)	632	622
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5275% 8/25/33 (f)	268	242
Series 2003-3 Class M1, 1.4975% 8/25/33 (f)	298	257
Series 2003-5 Class A2, 0.9075% 12/25/33 (f)	15	12
Honda Auto Receivables Owner Trust:
Series 2010-2 Class A4, 1.93% 8/18/16	12,444	12,568
Series 2011-1 Class A4, 1.8% 4/17/17	2,270	2,311
Series 2011-2 Class A4, 1.55% 8/18/17	5,790	5,899
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3975% 1/25/37 (f)	766	293
John Deere Owner Trust Series 2011-A Class A4, 1.96% 4/16/18	1,810	1,852
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5075% 7/25/36 (f)	151	3
Series 2007-CH1 Class AV4, 0.3375% 11/25/36 (f)	764	726
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6935% 12/27/29 (f)	218	199
Series 2006-A Class 2C, 1.5135% 3/27/42 (f)	2,280	110
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (d)	7	7
Class C, 5.691% 10/20/28 (d)	3	3
Class D, 6.01% 10/20/28 (d)	40	40
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5075% 5/25/37 (f)	353	6
Mercedes-Benz Auto Lease Trust Series 2011-B Class A3, 1.07% 8/15/14 (d)	4,600	4,619
Mercedes-Benz Auto Receivables Trust Series 2011-1 Class A3, 0.85% 3/16/15	5,160	5,173
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9575% 7/25/34 (f)	118	74
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1825% 7/25/34 (f)	347	251
Series 2006-FM1 Class A2B, 0.3175% 4/25/37 (f)	673	628
Series 2006-OPT1 Class A1A, 0.4675% 6/25/35 (f)	1,661	1,409
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5475% 8/25/34 (f)	26	21
Series 2004-HE7 Class B3, 5.4575% 8/25/34 (f)	186	34
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley ABS Capital I Trust: - continued
Series 2005-NC1 Class M1, 0.6475% 1/25/35 (f)	$ 180	$ 147
Series 2005-NC2 Class B1, 1.3775% 3/25/35 (f)	188	7
National Collegiate Student Loan Trust Series 2006-4 Class D, 1.3075% 5/25/32 (f)	1,745	0*
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7175% 9/25/35 (f)	642	477
Nissan Auto Lease Trust:
Series 2011-A Class A3, 1.04% 8/15/14	6,490	6,519
Series 2011-B Class A3, 0.92% 2/16/15	3,190	3,218
Nissan Auto Receivables Owner Trust Series 2011-A Class A3, 1.18% 2/16/15	3,580	3,599
Ocala Funding LLC:
Series 2005-1A Class A, 1.7075% 3/20/10 (b)(d)(f)	405	0
Series 2006-1A Class A, 1.6075% 3/20/11 (b)(d)(f)	530	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4575% 9/25/34 (f)	240	112
Class M4, 1.6575% 9/25/34 (f)	308	78
Series 2005-WCH1 Class M4, 1.0375% 1/25/36 (f)	665	447
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0075% 4/25/33 (f)	2	2
Santander Drive Auto Receivables Trust:
Series 2011-3 Class A2, 1.11% 8/15/14	1,512	1,515
Series 2011-4 Class A2, 1.37% 3/16/15	2,274	2,282
Series 2012-1 Class A2, 1.25% 4/15/15	2,699	2,710
Series 2012-3 Class A3, 1.08% 4/15/16	2,830	2,849
Series 2012-4 Class A3, 1.04% 8/15/16	3,280	3,302
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0025% 3/25/35 (f)	548	505
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3575% 3/20/19 (FGIC Insured) (d)(f)	182	180
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.3388% 6/15/33 (f)	572	371
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (d)	484	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9325% 9/25/34 (f)	43	14
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	318	324
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0675% 9/25/34 (f)	168	145
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.9113% 4/6/42 (d)(f)	1,800	23
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	$ 400	$ 0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (d)	3	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.1153% 10/25/44 (d)(f)	806	665
TOTAL ASSET-BACKED SECURITIES (Cost $325,769)		331,062
Collateralized Mortgage Obligations - 2.4%

Private Sponsor - 1.0%
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.511% 11/19/47 (d)(f)	2,214	2,220
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7075% 7/16/34 (d)(f)	4	4
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4655% 8/28/47 (d)(f)	2,277	2,255
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (d)	1,338	1,348
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3075% 12/20/54 (f)	151	124
Series 2006-1A:
Class A5, 0.3475% 12/20/54 (d)(f)	8,724	8,562
Class C2, 1.4075% 12/20/54 (d)(f)	3,085	2,536
Series 2006-2 Class C1, 1.1475% 12/20/54 (f)	2,445	2,005
Series 2006-3 Class C2, 1.2075% 12/20/54 (f)	506	415
Series 2006-4:
Class B1, 0.3875% 12/20/54 (f)	2,386	2,207
Class C1, 0.9675% 12/20/54 (f)	1,459	1,196
Class M1, 0.5475% 12/20/54 (f)	629	560
Series 2007-1:
Class 1C1, 0.8075% 12/20/54 (f)	1,115	917
Class 1M1, 0.5075% 12/20/54 (f)	754	671
Class 2C1, 1.1675% 12/20/54 (f)	506	416
Class 2M1, 0.7075% 12/20/54 (f)	969	862
Series 2007-2 Class 2C1, 1.0675% 12/17/54 (f)	1,341	1,102
Granite Mortgages Series 2003-2 Class 1A3, 0.8188% 7/20/43 (f)	1,871	1,849
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.7688% 1/20/44 (f)	194	180
Series 2004-1 Class 2A1, 0.6988% 3/20/44 (f)	8,099	7,985
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4175% 5/25/47 (f)	$ 322	$ 215
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3775% 2/25/37 (f)	664	559
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.559% 7/10/35 (d)(f)	601	505
Class B6, 3.059% 7/10/35 (d)(f)	166	137
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6575% 6/25/33 (d)(f)	100	97
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	170	62
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.6169% 7/20/34 (f)	15	14
TOTAL PRIVATE SPONSOR		39,003
U.S. Government Agency - 1.4%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	6,651	7,137
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	151	161
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	492	521
Series 2004-86 Class KC, 4.5% 5/25/19	289	297
Series 2010-123 Class DL, 3.5% 11/25/25	2,288	2,397
Series 2010-143 Class B, 3.5% 12/25/25	3,581	3,786
Freddie Mac:
floater Series 3346 Class FA, 0.438% 2/15/19 (f)	3,190	3,195
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	514	550
Series 2363 Class PF, 6% 9/15/16	655	695
Series 2425 Class JH, 6% 3/15/17	592	638
Series 3820 Class DA, 4% 11/15/35	3,352	3,693
Series 3777 Class AC, 3.5% 12/15/25	7,639	8,105
Series 3949 Class MK, 4.5% 10/15/34	2,220	2,515
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-53 Class FC, 1.0275% 4/20/40 (f)	3,260	3,314
Series 2012-149 Class MF, 0.4898% 12/20/42	13,020	13,036
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	$ 2,767	$ 2,841
Series 2012-97 Class JF, 0.464% 8/16/42 (f)	5,626	5,633
TOTAL U.S. GOVERNMENT AGENCY		58,514
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $85,050)		97,517
Commercial Mortgage Securities - 5.1%

7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (d)	5,890	6,169
Asset Securitization Corp. Series 1997-D5:
Class A6, 7.3614% 2/14/43 (f)	47	47
Class PS1, 1.2492% 2/14/43 (f)(h)	657	19
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7086% 5/10/45 (f)	914	965
Series 2006-5 Class A3, 5.39% 9/10/47	1,683	1,786
Series 2006-6 Class A3, 5.369% 10/10/45	2,414	2,632
Series 2007-4 Class A3, 5.7964% 2/10/51 (f)	1,178	1,244
Series 2006-6 Class E, 5.619% 10/10/45 (d)	697	70
Series 2007-3 Class A3, 5.5348% 6/10/49 (f)	2,016	2,036
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2004-2 Class A4, 4.153% 11/10/38	1,254	1,268
Series 2001-3 Class H, 6.562% 4/11/37 (d)	675	678
Banc of America Large Loan, Inc. floater Series 2006-BIX1:
Class F, 0.518% 10/15/19 (d)(f)	810	796
Class G, 0.538% 10/15/19 (d)(f)	609	598
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.358% 8/15/17 (d)(f)	4,990	5,029
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0575% 12/25/33 (d)(f)	40	29
Series 2004-1:
Class A, 0.5675% 4/25/34 (d)(f)	507	454
Class B, 2.1075% 4/25/34 (d)(f)	57	34
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2004-1:
Class M1, 0.7675% 4/25/34 (d)(f)	$ 46	$ 34
Class M2, 1.4075% 4/25/34 (d)(f)	43	30
Series 2005-2A:
Class A1, 0.5175% 8/25/35 (d)(f)	764	552
Class M1, 0.6375% 8/25/35 (d)(f)	33	19
Class M2, 0.6875% 8/25/35 (d)(f)	54	29
Class M3, 0.7075% 8/25/35 (d)(f)	30	15
Series 2005-3A:
Class A2, 0.6075% 11/25/35 (d)(f)	273	208
Class M1, 0.6475% 11/25/35 (d)(f)	44	25
Class M2, 0.6975% 11/25/35 (d)(f)	56	31
Class M3, 0.7175% 11/25/35 (d)(f)	50	26
Class M4, 0.8075% 11/25/35 (d)(f)	62	30
Series 2005-4A:
Class A2, 0.5975% 1/25/36 (d)(f)	554	404
Class B1, 1.6075% 1/25/36 (d)(f)	76	12
Class M1, 0.6575% 1/25/36 (d)(f)	179	100
Class M2, 0.6775% 1/25/36 (d)(f)	85	45
Class M3, 0.7075% 1/25/36 (d)(f)	78	40
Class M4, 0.8175% 1/25/36 (d)(f)	69	31
Class M5, 0.8575% 1/25/36 (d)(f)	69	18
Class M6, 0.9075% 1/25/36 (d)(f)	73	19
Series 2006-1:
Class A2, 0.5675% 4/25/36 (d)(f)	85	64
Class M1, 0.5875% 4/25/36 (d)(f)	48	31
Class M2, 0.6075% 4/25/36 (d)(f)	51	31
Class M3, 0.6275% 4/25/36 (d)(f)	44	26
Class M4, 0.7275% 4/25/36 (d)(f)	25	14
Class M5, 0.7675% 4/25/36 (d)(f)	24	13
Class M6, 0.8475% 4/25/36 (d)(f)	48	15
Series 2006-2A:
Class A1, 0.4375% 7/25/36 (d)(f)	1,815	1,306
Class A2, 0.4875% 7/25/36 (d)(f)	76	55
Class B1, 1.0775% 7/25/36 (d)(f)	45	8
Class B3, 2.9075% 7/25/36 (d)(f)	3	0*
Class M1, 0.5175% 7/25/36 (d)(f)	80	29
Class M2, 0.5375% 7/25/36 (d)(f)	89	29
Class M3, 0.5575% 7/25/36 (d)(f)	74	19
Class M4, 0.6275% 7/25/36 (d)(f)	50	12
Class M5, 0.6775% 7/25/36 (d)(f)	61	14
Class M6, 0.7475% 7/25/36 (d)(f)	91	19
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-3A:
Class M4, 0.6375% 10/25/36 (d)(f)	$ 100	$ 15
Class M5, 0.6875% 10/25/36 (d)(f)	120	6
Class M6, 0.7675% 10/25/36 (d)(f)	91	1
Series 2006-4A:
Class A1, 0.4375% 12/25/36 (d)(f)	366	289
Class A2, 0.4775% 12/25/36 (d)(f)	1,938	1,098
Class B1, 0.9075% 12/25/36 (d)(f)	17	0*
Class M1, 0.4975% 12/25/36 (d)(f)	172	40
Class M2, 0.5175% 12/25/36 (d)(f)	114	25
Class M3, 0.5475% 12/25/36 (d)(f)	116	26
Class M4, 0.6075% 12/25/36 (d)(f)	138	21
Class M5, 0.6475% 12/25/36 (d)(f)	127	12
Class M6, 0.7275% 12/25/36 (d)(f)	114	6
Series 2007-1 Class A2, 0.4775% 3/25/37 (d)(f)	421	235
Series 2007-2A:
Class A1, 0.4775% 7/25/37 (d)(f)	399	264
Class A2, 0.5275% 7/25/37 (d)(f)	374	131
Class M1, 0.5775% 7/25/37 (d)(f)	174	48
Class M2, 0.6175% 7/25/37 (d)(f)	95	16
Class M3, 0.6975% 7/25/37 (d)(f)	95	10
Class M4, 0.8575% 7/25/37 (d)(f)	191	11
Class M5, 0.9575% 7/25/37 (d)(f)	169	8
Class M6, 1.2075% 7/25/37 (d)(f)	210	3
Series 2007-3:
Class A2, 0.4975% 7/25/37 (d)(f)	326	164
Class B1, 1.1575% 7/25/37 (d)(f)	124	9
Class B2, 1.8075% 7/25/37 (d)(f)	92	5
Class M1, 0.5175% 7/25/37 (d)(f)	111	38
Class M2, 0.5475% 7/25/37 (d)(f)	118	33
Class M3, 0.5775% 7/25/37 (d)(f)	186	40
Class M4, 0.7075% 7/25/37 (d)(f)	221	37
Class M5, 0.8075% 7/25/37 (d)(f)	153	22
Class M6, 1.0075% 7/25/37 (d)(f)	116	14
Series 2007-4A:
Class M1, 1.1575% 9/25/37 (d)(f)	202	19
Class M2, 1.2575% 9/25/37 (d)(f)	202	16
Class M4, 1.8075% 9/25/37 (d)(f)	393	21
Class M5, 1.9575% 9/25/37 (d)(f)	393	14
Class M6, 2.1575% 9/25/37 (d)(f)	58	2
Series 2004-1, Class IO, 1.25% 4/25/34 (d)(h)	1,945	70
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
Series 2007-5A, Class IO, 4.186% 10/25/37 (d)(f)(h)	$ 5,081	$ 422
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.858% 3/15/19 (d)(f)	657	638
Class J, 1.058% 3/15/19 (d)(f)	482	445
Series 2007-BBA8:
Class D, 0.458% 3/15/22 (d)(f)	349	323
Class E, 0.508% 3/15/22 (d)(f)	1,818	1,645
Class F, 0.558% 3/15/22 (d)(f)	1,115	987
Class G, 0.608% 3/15/22 (d)(f)	376	325
Class H, 0.758% 3/15/22 (d)(f)	349	295
Class J, 0.908% 3/15/22 (d)(f)	349	286
sequential payer Series 2004-PWR3 Class A3, 4.487% 2/11/41	100	100
Series 2006-PW14 Class X2, 0.6677% 12/11/38 (d)(f)(h)	12,709	91
Series 2006-T24 Class X2, 0.4452% 10/12/41 (d)(f)(h)	2,173	9
Series 2007-PW18 Class X2, 0.3028% 6/11/50 (d)(f)(h)	84,954	723
Series 2007-T28 Class X2, 0.1559% 9/11/42 (d)(f)(h)	42,569	209
C-BASS Trust floater Series 2006-SC1 Class A, 0.4775% 5/25/36 (d)(f)	302	262
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (d)	1,418	1,491
Class XCL, 1.3289% 5/15/35 (d)(f)(h)	4,802	84
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2 Class H, 0.579% 8/15/21 (d)(f)	100	95
Series 2008-C7 Class A2B, 6.2624% 12/10/49 (f)	740	751
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A3, 5.293% 12/11/49	1,175	1,221
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.804% 5/15/46 (f)	1,207	1,289
Series 2006-C1 Class B, 5.359% 8/15/48	3,621	485
Series 2007-C2 Class B, 5.617% 4/15/47 (f)	1,348	579
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.058% 4/15/17 (d)(f)	57	51
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
floater:
Series 2005-FL11:
Class C, 0.508% 11/15/17 (d)(f)	$ 742	$ 704
Class D, 0.548% 11/15/17 (d)(f)	39	36
Class E, 0.598% 11/15/17 (d)(f)	137	126
Class F, 0.658% 11/15/17 (d)(f)	67	61
Class G, 0.708% 11/15/17 (d)(f)	47	41
Series 2006-FL12 Class AJ, 0.338% 12/15/20 (d)(f)	1,720	1,599
sequential payer:
Series 2006-C8:
Class A3, 5.31% 12/10/46	3,439	3,554
Class A4, 5.306% 12/10/46	5,130	5,879
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (d)	1,520	1,525
Class AJFX, 5.478% 2/5/19 (d)	2,590	2,595
Series 2006-C8 Class XP, 0.4662% 12/10/46 (f)(h)	11,982	59
Commercial Mortgage pass-thru certificates Series 2004-LB4A Class A5, 4.84% 10/15/37	11,280	11,827
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (f)	2,414	2,745
Series 2007-C3 Class A4, 5.6765% 6/15/39 (f)	726	827
Series 2006-C4 Class AAB, 5.439% 9/15/39	1,304	1,323
Series 2006-C5 Class ASP, 0.6642% 12/15/39 (f)(h)	8,291	53
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.558% 4/15/22 (d)(f)	4,306	3,580
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	534	553
Series 2001-CK6 Class AX, 1.0678% 8/15/36 (f)(h)	305	0*
Series 2001-CKN5 Class AX, 1.5092% 9/15/34 (d)(f)(h)	1,083	1
Series 2003-C4 Class A4, 5.137% 8/15/36	3,576	3,628
Series 2006-C1 Class A3, 5.4101% 2/15/39 (f)	2,087	2,140
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.358% 2/15/22 (d)(f)	457	442
Class C:
0.378% 2/15/22 (d)(f)	840	782
0.478% 2/15/22 (d)(f)	300	280
Class F, 0.528% 2/15/22 (d)(f)	600	559
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates: - continued
Series 2007-C1:
Class ASP, 0.3811% 2/15/40 (f)(h)	$ 17,509	$ 80
Class B, 5.487% 2/15/40 (d)(f)	1,845	262
Freddie Mac:
Multi-family pass-thru certificates sequential payer Series K017 Class A1, 1.891% 12/25/20	8,842	9,179
Series K707 Class A1, 1.615% 9/25/18	5,541	5,708
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	6,367	7,286
Series 2001-1 Class X1, 1.6143% 5/15/33 (d)(f)(h)	744	9
Series 2007-C1 Class XP, 0.1588% 12/10/49 (f)(h)	16,165	40
GMAC Commercial Mortgage Securities, Inc. sequential payer Series 2003-C2 Class A2, 5.4574% 5/10/40 (f)	2,050	2,088
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4% 11/5/21 (d)(f)	454	433
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	1,604	1,636
Series 2007-GG9 Class A4, 5.444% 3/10/39	7,125	8,218
Series 2006-GG7 Class A3, 5.8671% 7/10/38 (f)	175	175
Series 2007-GG11 Class A1, 0.2399% 12/10/49 (d)(f)(h)	19,292	105
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.5885% 6/6/20 (d)(f)	218	218
Class F, 0.6585% 6/6/20 (d)(f)	376	376
Series 2007-EOP:
Class A1, 1.1031% 3/6/20 (d)(f)	4,070	4,075
Class A2, 1.2601% 3/6/20 (d)(f)	1,720	1,723
Class C, 2.0056% 3/6/20 (d)(f)	5,085	5,099
Class D, 2.2018% 3/6/20 (d)(f)	2,650	2,657
Class F, 2.6334% 3/6/20 (d)(f)	112	112
Class G, 2.7903% 3/6/20 (d)(f)	56	56
Class H, 3.3004% 3/6/20 (d)(f)	44	44
Class J, 4.0852% 3/6/20 (d)(f)	63	64
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	628	631
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	622	632
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Trust: - continued
sequential payer:
Series 2007-GG10 Class A2, 5.778% 8/10/45	$ 270	$ 271
Series 2011-GC5 Class A1, 1.468% 8/10/44 (f)	3,003	3,045
Series 2012-GC6 Class A1, 1.282% 1/10/45	1,304	1,317
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (d)(f)	1,129	1,129
sequential payer Series 2003-C1 Class A2, 4.985% 1/12/37	454	455
Series 2003-CB7 Class A4, 4.879% 1/12/38 (f)	1,563	1,612
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.378% 11/15/18 (d)(f)	691	669
Class C, 0.418% 11/15/18 (d)(f)	491	473
Class D, 0.438% 11/15/18 (d)(f)	144	135
Class E, 0.488% 11/15/18 (d)(f)	155	143
Class F, 0.538% 11/15/18 (d)(f)	233	206
Class G, 0.568% 11/15/18 (d)(f)	202	170
Class H, 0.708% 11/15/18 (d)(f)	155	125
sequential payer:
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (f)	362	380
Series 2007-LD11 Class A2, 5.7981% 6/15/49 (f)	4,326	4,466
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	6,204	6,237
Class A3, 5.42% 1/15/49	3,322	3,846
Series 2006-CB17 Class A3, 5.45% 12/12/43	276	277
Series 2007-CB18 Class A3, 5.447% 6/12/47 (f)	1,087	1,135
Series 2007-CB19:
Class B, 5.7282% 2/12/49 (f)	103	36
Class C, 5.7282% 2/12/49 (f)	270	73
Class D, 5.7282% 2/12/49 (f)	284	28
Series 2007-LDP10 Class ES, 5.5618% 1/15/49 (d)(f)	624	30
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	16	16
Series 2006-C7 Class A2, 5.3% 11/15/38	697	714
Series 2007-C1 Class A4, 5.424% 2/15/40	156	182
Series 2007-C2 Class A3, 5.43% 2/15/40	582	671
Series 2006-C6 Class XCP, 0.6752% 9/15/39 (f)(h)	4,635	27
Series 2007-C1 Class XCP, 0.4246% 2/15/40 (f)(h)	1,924	9
Series 2007-C7 Class XCP, 0.2789% 9/15/45 (f)(h)	75,706	448
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.438% 9/15/21 (d)(f)	$ 387	$ 368
Class E, 0.498% 9/15/21 (d)(f)	1,395	1,292
Class F, 0.548% 9/15/21 (d)(f)	515	464
Class G, 0.568% 9/15/21 (d)(f)	1,017	891
Class H, 0.608% 9/15/21 (d)(f)	263	221
Merrill Lynch Mortgage Trust Series 2005-LC1 Class F, 5.4357% 1/12/44 (d)(f)	1,050	706
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.329% 12/12/49 (f)	108	108
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (f)	829	871
Series 2007-5:
Class A3, 5.364% 8/12/48	471	488
Class A4, 5.378% 8/12/48	48	55
Series 2007-9 Class A4, 5.7% 9/12/49	315	369
Series 2006-3 Class ASB, 5.382% 7/12/46 (f)	3,865	3,986
Series 2006-4 Class XP, 0.6166% 12/12/49 (f)(h)	17,594	215
Series 2007-6 Class B, 5.635% 3/12/51 (f)	1,207	253
Series 2007-7 Class B, 5.7277% 6/12/50 (f)	105	6
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.408% 7/15/19 (d)(f)	161	106
Series 2007-XLFA:
Class A2, 0.308% 10/15/20 (d)(f)	2,094	2,085
Class C, 0.368% 10/15/20 (d)(f)	693	643
Class D, 0.398% 10/15/20 (d)(f)	300	272
Class E, 0.458% 10/15/20 (d)(f)	376	331
Class F, 0.508% 10/15/20 (d)(f)	225	187
Class G, 0.548% 10/15/20 (d)(f)	279	217
Class H, 0.638% 10/15/20 (d)(f)	176	88
Class J, 0.788% 10/15/20 (d)(f)	101	35
sequential payer:
Series 2003-IQ4 Class A2, 4.07% 5/15/40	1,000	1,007
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,084	1,096
Series 2006-T23 Class A3, 5.8159% 8/12/41 (f)	616	643
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	1,644	1,671
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (d)	754	798
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
UBS Commercial Mortgage Trust Series 2012-C1 Class A2, 2.18% 5/10/45	$ 3,460	$ 3,610
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class A2, 0.3275% 9/15/21 (d)(f)	4,300	4,206
Class E, 0.4875% 9/15/21 (d)(f)	867	781
Class F, 0.5475% 9/15/21 (d)(f)	846	744
Class G, 0.5675% 9/15/21 (d)(f)	801	689
Class J, 0.8075% 9/15/21 (d)(f)	178	130
Series 2007-WHL8:
Class F, 0.688% 6/15/20 (d)(f)	2,422	1,817
Class LXR1, 0.908% 6/15/20 (d)(f)	148	129
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	3,206	3,334
Series 2007-C30:
Class A3, 5.246% 12/15/43	385	400
Class A4, 5.305% 12/15/43	355	383
Class A5, 5.342% 12/15/43	1,291	1,480
Series 2007-C32 Class A3, 5.7501% 6/15/49 (f)	2,049	2,393
Series 2007-C33 Class A5, 5.9225% 2/15/51 (f)	799	934
Series 2005-C22 Class F, 5.3835% 12/15/44 (d)(f)	2,013	435
Series 2007-C30 Class XP, 0.4742% 12/15/43 (d)(f)(h)	10,108	61
Series 2007-C31 Class C, 5.6818% 4/15/47 (f)	332	76
Series 2007-C31A Class A2, 5.421% 4/15/47	3,590	3,697
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $183,922)		211,703
Municipal Securities - 0.4%

California Gen. Oblig. 5.25% 4/1/14	9,000	9,517
Illinois Gen. Oblig.:
Series 2010, 3.321% 1/1/13	6,094	6,106
Series 2011, 5.877% 3/1/19	620	715
TOTAL MUNICIPAL SECURITIES (Cost $15,728)		16,338
Foreign Government and Government Agency Obligations - 0.9%
	Principal Amount (000s)	Value (000s)
Brazilian Federative Republic 4.875% 1/22/21	$ 3,820	$ 4,603
New Brunswick Province 2.75% 6/15/18	8,700	9,444
Ontario Province 2.3% 5/10/16	20,000	21,091
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $32,839)		35,138
Bank Notes - 0.2%

Wachovia Bank NA 6% 11/15/17 (Cost $6,150)	5,655	6,813
Fixed-Income Funds - 0.9%
	Shares
Fidelity Specialized High Income Central Fund (g) (Cost $34,242)	344,714	36,467
Money Market Funds - 0.2%

Fidelity Cash Central Fund, 0.19% (a) (Cost $10,218)	10,217,763	10,218
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,890,774)		4,109,965
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,549
NET ASSETS - 100%		$ 4,111,514
Swap Agreements
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2) (000s)	Value (000s)(1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation)(000s)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	3.05%	$ 456	$ (120)	$ 0	$ (120)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk. Ratings are from Moodys Investors Service, Inc. Where Moodys® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $385,588,000 or 9.4% of net assets.

(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $759,280.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 8
Fidelity Specialized High Income Central Fund	513
Total	$ 521
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 35,638	$ 513	$ -	$ 36,467	10.6%
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,764,324	$ -	$ 1,764,324	$ -
U.S. Government and Government Agency Obligations	1,400,780	-	1,400,780	-
U.S. Government Agency - Mortgage Securities	199,605	-	199,605	-
Asset-Backed Securities	331,062	-	328,215	2,847
Collateralized Mortgage Obligations	97,517	-	97,455	62
Commercial Mortgage Securities	211,703	-	211,597	106
Municipal Securities	16,338	-	16,338	-
Foreign Government and Government Agency Obligations	35,138	-	35,138	-
Bank Notes	6,813	-	6,813	-
Fixed-Income Funds	36,467	36,467	-	-
Money Market Funds	10,218	10,218	-	-
Total Investments in Securities:	$ 4,109,965	$ 46,685	$ 4,060,265	$ 3,015
Derivative Instruments:
Liabilities
Swap Agreements	$ (120)	$ -	$ (120)	$ -
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $3,949,969,000. Net unrealized appreciation aggregated $159,996,000, of which $168,586,000 related to appreciated investment securities and $8,590,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Credit default swaps are marked-to-market daily. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The Fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to close out a credit default swap in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as credit default swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivatives contracts under an ISDA Master Agreement exceed certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than the counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Investment Grade Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2012

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Investment Grade Bond Fund

1.813047.108

AIGB-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 18.6%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.4%
Media - 1.4%
Comcast Corp.:
4.65% 7/15/42	$ 13,406	$ 14,178
5.15% 3/1/20	5,596	6,680
5.7% 5/15/18	6,385	7,757
6.5% 1/15/17	4,125	5,005
COX Communications, Inc. 3.25% 12/15/22 (d)	2,605	2,635
NBCUniversal Media LLC:
5.15% 4/30/20	5,465	6,501
6.4% 4/30/40	5,000	6,399
News America Holdings, Inc. 7.75% 12/1/45	3,733	5,262
News America, Inc. 6.15% 2/15/41	5,033	6,320
Time Warner Cable, Inc.:
4% 9/1/21	17,000	18,480
4.5% 9/15/42	3,986	3,881
6.75% 7/1/18	5,587	6,994
Time Warner, Inc. 6.2% 3/15/40	5,000	6,250
		96,342
CONSUMER STAPLES - 1.2%
Beverages - 0.3%
Beam, Inc.:
1.875% 5/15/17	1,038	1,066
3.25% 5/15/22	1,231	1,286
FBG Finance Ltd. 5.125% 6/15/15 (d)	5,189	5,721
Fortune Brands, Inc.:
5.375% 1/15/16	470	528
5.875% 1/15/36	940	1,109
6.375% 6/15/14	2,462	2,664
Heineken NV:
1.4% 10/1/17 (d)	2,654	2,659
2.75% 4/1/23 (d)	2,773	2,744
4% 10/1/42 (d)	889	858
SABMiller Holdings, Inc. 3.75% 1/15/22 (d)	3,930	4,263
		22,898
Food & Staples Retailing - 0.0%
Walgreen Co. 1.8% 9/15/17	2,197	2,221
Food Products - 0.2%
Kraft Foods, Inc.:
6.125% 2/1/18	3,631	4,443
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.: - continued
6.5% 8/11/17	$ 4,718	$ 5,796
6.5% 2/9/40	992	1,339
		11,578
Tobacco - 0.7%
Altria Group, Inc.:
2.85% 8/9/22	3,603	3,565
4.25% 8/9/42	3,603	3,570
9.25% 8/6/19	1,776	2,473
9.7% 11/10/18	1,882	2,655
Reynolds American, Inc.:
3.25% 11/1/22	7,892	8,022
4.75% 11/1/42	4,468	4,522
6.75% 6/15/17	7,156	8,739
7.25% 6/15/37	9,654	12,798
		46,344
TOTAL CONSUMER STAPLES		83,041
ENERGY - 2.0%
Energy Equipment & Services - 0.7%
DCP Midstream LLC:
4.75% 9/30/21 (d)	4,849	5,185
5.35% 3/15/20 (d)	4,973	5,503
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	6,122	6,593
5% 10/1/21	3,162	3,594
FMC Technologies, Inc.:
2% 10/1/17	662	669
3.45% 10/1/22	1,200	1,229
National Oilwell Varco, Inc. 2.6% 12/1/22	15,600	15,794
Transocean, Inc.:
5.05% 12/15/16	3,231	3,596
6.375% 12/15/21	4,266	5,151
		47,314
Oil, Gas & Consumable Fuels - 1.3%
Anadarko Petroleum Corp. 6.375% 9/15/17	13,602	16,329
DCP Midstream Operating LP 2.5% 12/1/17	3,219	3,215
Enbridge Energy Partners LP 4.2% 9/15/21	5,694	6,156
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Petroleum Corp. 5.125% 3/1/21	$ 3,437	$ 4,039
Nakilat, Inc. 6.067% 12/31/33 (d)	2,634	3,227
Petro-Canada 6.05% 5/15/18	1,963	2,395
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	5,695	6,033
5.375% 1/27/21	6,755	7,597
5.75% 1/20/20	4,534	5,180
Petroleos Mexicanos:
4.875% 1/24/22	4,590	5,187
5.5% 6/27/44	5,030	5,508
6.5% 6/2/41	3,095	3,892
Phillips 66:
4.3% 4/1/22 (d)	4,638	5,135
5.875% 5/1/42 (d)	3,971	4,765
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	777	829
Ras Laffan Liquefied Natural Gas Co. Ltd. III 6.75% 9/30/19 (d)	2,556	3,208
Spectra Energy Partners, LP:
2.95% 6/15/16	2,003	2,063
4.6% 6/15/21	1,124	1,231
Western Gas Partners LP 5.375% 6/1/21	6,237	7,154
Williams Partners LP 4.125% 11/15/20	1,029	1,128
		94,271
TOTAL ENERGY		141,585
FINANCIALS - 8.9%
Capital Markets - 1.2%
Goldman Sachs Group, Inc.:
5.25% 7/27/21	5,652	6,458
5.75% 1/24/22	7,392	8,768
5.95% 1/18/18	4,817	5,574
6.75% 10/1/37	9,413	10,456
Lazard Group LLC:
6.85% 6/15/17	2,464	2,845
7.125% 5/15/15	7,737	8,579
Morgan Stanley:
4.75% 4/1/14	1,376	1,424
4.875% 11/1/22	14,515	15,103
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
5.75% 1/25/21	$ 7,597	$ 8,673
6.625% 4/1/18	7,981	9,292
7.3% 5/13/19	4,777	5,795
		82,967
Commercial Banks - 1.3%
Bank of America NA 5.3% 3/15/17	3,698	4,133
Credit Suisse 6% 2/15/18	8,864	10,213
Discover Bank:
7% 4/15/20	3,008	3,771
8.7% 11/18/19	1,409	1,866
Fifth Third Bancorp:
4.5% 6/1/18	2,054	2,273
8.25% 3/1/38	2,385	3,456
Fifth Third Bank 4.75% 2/1/15	949	1,019
Fifth Third Capital Trust IV 6.5% 4/15/67 (g)	3,533	3,542
HBOS PLC 6.75% 5/21/18 (d)	3,056	3,247
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,946
JPMorgan Chase Bank 6% 10/1/17	5,986	7,088
KeyBank NA 6.95% 2/1/28	1,344	1,627
Marshall & Ilsley Bank 5% 1/17/17	6,464	7,195
Regions Bank:
6.45% 6/26/37	9,230	9,622
7.5% 5/15/18	12,239	14,687
Regions Financial Corp.:
5.75% 6/15/15	1,094	1,182
7.75% 11/10/14	4,705	5,187
Royal Bank of Scotland Group PLC 6.125% 12/15/22	6,891	7,061
Wachovia Corp. 4.875% 2/15/14	4,283	4,468
		93,583
Consumer Finance - 0.2%
Discover Financial Services:
3.85% 11/21/22 (d)	4,866	4,900
5.2% 4/27/22	4,096	4,598
Hyundai Capital America:
1.625% 10/2/15 (d)	1,673	1,685
2.125% 10/2/17 (d)	1,850	1,873
		13,056
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 1.6%
Bank of America Corp.:
3.875% 3/22/17	$ 3,343	$ 3,635
5.65% 5/1/18	3,745	4,338
5.75% 12/1/17	9,833	11,369
6.5% 8/1/16	5,430	6,306
Capital One Capital V 10.25% 8/15/39	4,709	4,733
Citigroup, Inc.:
3.953% 6/15/16	4,945	5,327
5.875% 1/30/42	3,861	4,803
6.125% 5/15/18	3,326	3,980
6.5% 8/19/13	1,317	1,369
JPMorgan Chase & Co.:
2% 8/15/17	3,500	3,565
3.25% 9/23/22	17,673	18,264
4.35% 8/15/21	15,680	17,561
4.5% 1/24/22	4,927	5,570
4.95% 3/25/20	8,888	10,278
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (d)	4,001	4,060
TECO Finance, Inc.:
4% 3/15/16	1,439	1,546
5.15% 3/15/20	2,067	2,427
		109,131
Insurance - 1.5%
American International Group, Inc. 4.875% 9/15/16	3,411	3,818
Aon Corp.:
3.125% 5/27/16	4,835	5,117
5% 9/30/20	2,135	2,463
Axis Capital Holdings Ltd. 5.75% 12/1/14	6,279	6,729
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(g)	10,398	10,658
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	4,757	5,412
6.625% 4/15/42	1,708	2,138
Liberty Mutual Group, Inc.:
5% 6/1/21 (d)	5,273	5,722
6.7% 8/15/16 (d)	7,459	8,575
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,941	3,350
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (d)	2,736	3,219
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
MetLife, Inc.:
1.756% 12/15/17 (c)	$ 2,220	$ 2,256
3.048% 12/15/22	4,547	4,651
6.75% 6/1/16	4,485	5,357
Pacific Life Insurance Co. 9.25% 6/15/39 (d)	4,853	6,888
Prudential Financial, Inc.:
4.5% 11/16/21	2,796	3,126
5.8% 11/16/41	3,662	4,293
6.2% 11/15/40	1,810	2,206
Symetra Financial Corp. 6.125% 4/1/16 (d)	4,900	5,331
Unum Group:
5.625% 9/15/20	4,155	4,762
5.75% 8/15/42	5,042	5,456
		101,527
Real Estate Investment Trusts - 1.6%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,475	1,586
Boston Properties, Inc. 3.85% 2/1/23	5,875	6,240
Camden Property Trust 5.375% 12/15/13	1,818	1,895
DDR Corp. 4.625% 7/15/22	9,008	9,799
Developers Diversified Realty Corp.:
4.75% 4/15/18	4,483	4,960
7.5% 4/1/17	2,623	3,156
9.625% 3/15/16	3,987	4,924
Duke Realty LP:
3.875% 10/15/22	8,795	8,978
4.375% 6/15/22	2,822	2,990
4.625% 5/15/13	317	322
5.4% 8/15/14	5,369	5,721
5.5% 3/1/16	5,038	5,578
5.95% 2/15/17	1,536	1,758
6.25% 5/15/13	3,886	3,977
6.5% 1/15/18	5,065	5,949
Equity One, Inc.:
3.75% 11/15/22	12,000	11,984
5.375% 10/15/15	585	641
6% 9/15/17	3,250	3,742
6.25% 1/15/17	2,136	2,442
Federal Realty Investment Trust:
5.4% 12/1/13	2,627	2,744
5.9% 4/1/20	1,389	1,655
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Federal Realty Investment Trust: - continued
6.2% 1/15/17	$ 1,215	$ 1,418
Health Care REIT, Inc. 2.25% 3/15/18	2,125	2,124
HRPT Properties Trust:
5.75% 11/1/15	2,002	2,135
6.65% 1/15/18	2,600	2,934
UDR, Inc. 5.5% 4/1/14	6,383	6,733
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,736	1,872
Weingarten Realty Investors 3.375% 10/15/22	990	991
		109,248
Real Estate Management & Development - 1.5%
AMB Property LP:
5.9% 8/15/13	4,537	4,667
6.3% 6/1/13	4,607	4,710
BioMed Realty LP:
3.85% 4/15/16	5,000	5,306
4.25% 7/15/22	2,226	2,346
6.125% 4/15/20	1,872	2,200
Brandywine Operating Partnership LP:
4.95% 4/15/18	963	1,052
5.7% 5/1/17	2,243	2,520
7.5% 5/15/15	278	313
Colonial Properties Trust 5.5% 10/1/15	5,995	6,529
Colonial Realty LP 6.05% 9/1/16	4,436	4,976
Digital Realty Trust LP 4.5% 7/15/15	2,667	2,859
ERP Operating LP:
4.625% 12/15/21	7,320	8,253
5.2% 4/1/13	6,349	6,437
5.75% 6/15/17	1,259	1,492
Liberty Property LP:
4.125% 6/15/22	2,421	2,557
5.5% 12/15/16	3,158	3,602
6.625% 10/1/17	3,709	4,464
Mack-Cali Realty LP:
2.5% 12/15/17	4,581	4,590
4.5% 4/18/22	1,473	1,572
Post Apartment Homes LP:
3.375% 12/1/22	1,090	1,101
6.3% 6/1/13	5,470	5,626
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	$ 6,741	$ 7,111
5.5% 1/15/14 (d)	4,505	4,646
Reckson Operating Partnership LP 6% 3/31/16	1,224	1,349
Tanger Properties LP:
6.125% 6/1/20	4,725	5,651
6.15% 11/15/15	9,117	10,383
		106,312
TOTAL FINANCIALS		615,824
HEALTH CARE - 1.3%
Biotechnology - 0.3%
Amgen, Inc.:
5.15% 11/15/41	9,277	10,557
5.375% 5/15/43	1,536	1,811
5.65% 6/15/42	3,922	4,747
		17,115
Health Care Providers & Services - 0.6%
Aetna, Inc.:
1.5% 11/15/17	721	727
2.75% 11/15/22	2,908	2,919
4.125% 11/15/42	1,623	1,626
Aristotle Holding, Inc.:
3.5% 11/15/16 (d)	7,074	7,603
4.75% 11/15/21 (d)	5,135	5,872
Express Scripts, Inc.:
3.125% 5/15/16	4,472	4,731
6.25% 6/15/14	1,557	1,683
UnitedHealth Group, Inc.:
2.75% 2/15/23	865	877
3.95% 10/15/42	1,185	1,174
WellPoint, Inc.:
3.3% 1/15/23	10,698	10,997
4.65% 1/15/43	5,973	6,256
		44,465
Pharmaceuticals - 0.4%
AbbVie, Inc.:
1.75% 11/6/17 (d)	6,181	6,266
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
AbbVie, Inc.: - continued
2.9% 11/6/22 (d)	$ 6,340	$ 6,468
4.4% 11/6/42 (d)	6,191	6,549
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	1,741	1,773
3.25% 10/1/22	2,599	2,671
4.625% 10/1/42	1,568	1,651
		25,378
TOTAL HEALTH CARE		86,958
INDUSTRIALS - 0.3%
Airlines - 0.2%
Continental Airlines, Inc.:
4% 4/29/26	2,346	2,472
6.545% 8/2/20	1,087	1,202
6.795% 2/2/20	298	313
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,856	1,935
8.36% 1/20/19	6,959	7,620
		13,542
Industrial Conglomerates - 0.1%
General Electric Co. 4.125% 10/9/42	4,033	4,196
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (g)	2,984	3,383
TOTAL INDUSTRIALS		21,121
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	4,695	4,965
6.55% 10/1/17	2,421	2,899
		7,864
MATERIALS - 0.4%
Chemicals - 0.3%
The Dow Chemical Co.:
4.125% 11/15/21	4,654	5,065
4.25% 11/15/20	2,512	2,776
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Chemicals - continued
The Dow Chemical Co.: - continued
4.375% 11/15/42	$ 2,291	$ 2,254
7.6% 5/15/14	13,026	14,276
		24,371
Metals & Mining - 0.1%
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (d)	5,087	5,517
TOTAL MATERIALS		29,888
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
4.35% 6/15/45 (d)	9,588	9,581
5.35% 9/1/40	3,156	3,665
5.55% 8/15/41	28,351	33,927
BellSouth Capital Funding Corp. 7.875% 2/15/30	222	296
CenturyLink, Inc.:
6.15% 9/15/19	2,073	2,288
6.45% 6/15/21	1,606	1,764
Embarq Corp.:
7.082% 6/1/16	642	754
7.995% 6/1/36	2,427	2,643
Verizon Communications, Inc. 6.1% 4/15/18	6,019	7,455
		62,373
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de C.V.:
2.375% 9/8/16	6,904	7,212
3.125% 7/16/22	3,499	3,589
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	6,291	7,473
		18,274
TOTAL TELECOMMUNICATION SERVICES		80,647
UTILITIES - 1.8%
Electric Utilities - 0.9%
American Electric Power Co., Inc.:
1.65% 12/15/17	2,834	2,841
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
American Electric Power Co., Inc.: - continued
2.95% 12/15/22	$ 2,683	$ 2,693
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,410	5,663
Duke Capital LLC 5.668% 8/15/14	6,310	6,799
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (d)	3,443	4,130
6.4% 9/15/20 (d)	9,167	11,169
Edison International 3.75% 9/15/17	3,716	4,054
FirstEnergy Corp. 7.375% 11/15/31	6,758	8,853
FirstEnergy Solutions Corp. 6.05% 8/15/21	3,255	3,711
LG&E and KU Energy LLC 2.125% 11/15/15	4,231	4,304
Pennsylvania Electric Co. 6.05% 9/1/17	4,923	5,794
Pepco Holdings, Inc. 2.7% 10/1/15	3,942	4,087
		64,098
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (d)	2,894	3,417
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	1,522	1,705
		5,122
Independent Power Producers & Energy Traders - 0.1%
PPL Energy Supply LLC:
6.2% 5/15/16	2,534	2,918
6.5% 5/1/18	5,351	6,470
PSEG Power LLC 2.75% 9/15/16	1,192	1,242
		10,630
Multi-Utilities - 0.7%
Dominion Resources, Inc.:
2.6623% 9/30/66 (g)	7,111	6,681
7.5% 6/30/66 (g)	3,654	4,056
NiSource Finance Corp.:
4.45% 12/1/21	2,107	2,346
5.25% 2/15/43	5,352	5,727
5.4% 7/15/14	1,393	1,490
5.45% 9/15/20	1,461	1,734
5.8% 2/1/42	2,709	3,080
5.95% 6/15/41	4,935	5,759
6.4% 3/15/18	4,529	5,465
Sempra Energy:
2.3% 4/1/17	5,159	5,384
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy: - continued
2.875% 10/1/22	$ 2,113	$ 2,125
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	4,001	4,321
		48,168
TOTAL UTILITIES		128,018
TOTAL NONCONVERTIBLE BONDS (Cost $1,181,587)		1,291,288
U.S. Government and Government Agency Obligations - 32.5%

U.S. Treasury Inflation Protected Obligations - 3.1%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/42	194,407	217,396
U.S. Treasury Obligations - 29.4%
U.S. Treasury Bonds:
2.75% 8/15/42	118,167	116,893
2.75% 11/15/42	40,500	40,013
3% 5/15/42	34,277	35,744
U.S. Treasury Notes:
0.25% 4/30/14 (f)	148,597	148,638
0.25% 6/30/14	153,653	153,671
0.25% 9/30/14	68,990	68,990
0.25% 10/31/14	413,380	413,364
0.5% 7/31/17	51,880	51,714
0.75% 6/30/17	129,437	130,580
0.75% 10/31/17	258,646	260,424
1% 1/15/14	261,826	264,107
1.625% 8/15/22	234,703	235,712
1.75% 5/15/22	86,362	88,035
1.875% 10/31/17	24,112	25,585
TOTAL U.S. TREASURY OBLIGATIONS		2,033,470
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,246,796)		2,250,866
U.S. Government Agency - Mortgage Securities - 16.8%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 10.7%
2.5% 5/1/27 to 12/1/27	$ 12,300	$ 12,874
2.5% 12/1/27 (e)	7,700	8,053
2.559% 6/1/36 (g)	133	143
2.849% 2/1/35 (g)	2,513	2,702
2.944% 7/1/37 (g)	374	402
3% 4/1/27 to 7/1/27	4,221	4,465
3% 12/1/27 (e)	2,800	2,952
3% 12/1/42 (e)	100	105
3% 12/1/42 (e)	79,300	83,401
3% 12/1/42 (e)	58,500	61,526
3% 12/1/42 (e)	52,900	55,636
3.5% 1/1/41 to 8/1/42	48,896	52,604
3.5% 7/1/42	298	321
3.5% 7/1/42	432	465
3.5% 8/1/42	553	594
3.5% 8/1/42	511	550
3.5% 12/1/42 (e)	700	747
3.5% 12/1/42 (e)	700	747
3.5% 12/1/42 (e)	28,200	30,090
3.5% 12/1/42 (e)	10,000	10,670
3.5% 12/1/42 (e)	6,900	7,363
3.5% 1/1/43 (e)	10,000	10,648
3.5% 1/1/43 (e)	11,300	12,033
4% 9/1/26 to 7/1/42	82,791	89,957
4% 9/1/41	191	206
4% 12/1/42 (e)	15,900	17,035
4% 12/1/42 (e)	9,100	9,749
4% 12/1/42 (e)	9,100	9,749
4% 12/1/42 (e)	15,900	17,035
4% 1/1/43 (e)	20,700	22,161
4.5% 12/1/23 to 10/1/41	35,685	38,740
4.5% 12/1/42 (e)	20,500	22,095
4.5% 12/1/42 (e)	10,100	10,886
4.5% 12/1/42 (e)	20,500	22,095
5% 10/1/21 to 6/1/40	2,806	3,046
5% 12/1/42 (e)	200	217
5% 12/1/42 (e)	2,400	2,601
5% 12/1/42 (e)	2,500	2,709
5% 12/1/42 (e)	2,500	2,709
5.5% 7/1/28 to 10/1/38	30,128	33,107
5.5% 12/1/42 (e)	9,200	9,999
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6% 3/1/22 to 7/1/41	$ 30,471	$ 33,810
6% 12/1/42 (e)	11,800	12,936
6.5% 7/1/32 to 8/1/36	18,141	20,891
TOTAL FANNIE MAE		740,824
Freddie Mac - 3.4%
3% 12/1/42 (e)	100	105
3.454% 10/1/35 (g)	195	209
3.5% 4/1/32 to 11/1/42	27,470	29,543
3.5% 12/1/42 (e)	7,600	8,082
3.5% 12/1/42 (e)	4,600	4,892
4% 6/1/24 to 4/1/42	20,867	22,660
4% 9/1/41	817	887
4.5% 7/1/25 to 10/1/41	71,231	77,484
5% 1/1/35 to 4/1/41	46,319	50,312
5.5% 12/1/27 to 1/1/40	33,779	36,418
6% 7/1/37 to 8/1/37	2,369	2,587
6.5% 9/1/39	3,257	3,638
TOTAL FREDDIE MAC		236,817
Ginnie Mae - 2.7%
3% 12/1/42 (e)	34,600	36,908
3.5% 11/15/41 to 3/15/42	8,194	8,991
4% 1/15/25 to 11/15/41	33,573	36,667
4.5% 5/15/39 to 4/15/41	48,718	53,567
5% 3/15/39 to 9/15/41	32,527	35,810
5.5% 12/20/28 to 12/15/38	6,999	7,751
6% 9/20/38	4,270	4,766
TOTAL GINNIE MAE		184,460
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,147,319)		1,162,101
Asset-Backed Securities - 0.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6775% 4/25/35 (g)	548	481
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8575% 3/25/34 (g)	186	177
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
ACE Securities Corp. Home Equity Loan Trust: - continued
Series 2005-HE2 Class M2, 0.8825% 4/25/35 (g)	$ 38	$ 37
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.6758% 10/20/14 (g)	376	4
Series 2007-D1 Class D, 1.5863% 1/22/13 (d)(g)	6,136	92
Airspeed Ltd. Series 2007-1A Class C1, 2.708% 6/15/32 (d)(g)	5,803	3,192
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9075% 12/25/33 (g)	47	41
Series 2004-R2 Class M3, 0.7575% 4/25/34 (g)	69	30
Series 2005-R2 Class M1, 0.6575% 4/25/35 (g)	1,307	1,256
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9875% 3/25/34 (g)	30	25
Series 2004-W7 Class M1, 0.7575% 5/25/34 (g)	808	693
Series 2006-W4 Class A2C, 0.3675% 5/25/36 (g)	816	251
Axon Financial Funding Ltd. Series 2007-1 Class A1, 0.9743% 4/4/17 (b)(d)(g)	5,160	0
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6575% 7/20/39 (d)(g)	54	49
Class B, 0.9575% 7/20/39 (d)(g)	355	160
Class C, 1.3075% 7/20/39 (d)(g)	456	5
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3475% 12/25/36 (g)	1,140	531
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3307% 9/25/37 (g)	34	34
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	1,666	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4607% 3/25/32 (MGIC Investment Corp. Insured) (g)	61	57
Series 2004-3 Class M4, 1.6625% 4/25/34 (g)	101	47
Series 2004-4 Class M2, 1.0025% 6/25/34 (g)	372	224
Fannie Mae Series 2004-T5 Class AB3, 1.074% 5/28/35 (g)	25	18
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3825% 8/25/34 (g)	231	148
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0325% 3/25/34 (g)	12	7
Fremont Home Loan Trust Series 2005-A Class M4, 1.2275% 1/25/35 (g)	231	29
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6915% 2/25/47 (d)(g)	2,174	1,370
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	$ 484	$ 472
GE Business Loan Trust:
Series 2003-1 Class A, 0.638% 4/15/31 (d)(g)	114	108
Series 2006-2A:
Class A, 0.388% 11/15/34 (d)(g)	852	738
Class B, 0.488% 11/15/34 (d)(g)	309	216
Class C, 0.588% 11/15/34 (d)(g)	511	297
Class D, 0.958% 11/15/34 (d)(g)	244	78
GSAMP Trust Series 2004-AR1 Class B4, 3.7712% 6/25/34 (d)(g)	259	96
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7575% 9/25/46 (d)(g)	1,113	1,096
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5275% 8/25/33 (g)	165	150
Series 2003-3 Class M1, 1.4975% 8/25/33 (g)	420	362
Series 2003-5 Class A2, 0.9075% 12/25/33 (g)	21	16
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3975% 1/25/37 (g)	913	349
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3375% 11/25/36 (g)	913	867
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6935% 12/27/29 (g)	307	279
Series 2006-A Class 2C, 1.5135% 3/27/42 (g)	1,605	78
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (d)	8	8
Class C, 5.691% 10/20/28 (d)	4	4
Class D, 6.01% 10/20/28 (d)	36	36
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5075% 5/25/37 (g)	496	9
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9575% 7/25/34 (g)	73	46
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1825% 7/25/34 (g)	240	174
Series 2006-FM1 Class A2B, 0.3175% 4/25/37 (g)	801	748
Series 2006-OPT1 Class A1A, 0.4675% 6/25/35 (g)	1,506	1,278
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5475% 8/25/34 (g)	36	30
Series 2004-NC8 Class M6, 1.4575% 9/25/34 (g)	87	40
Series 2005-NC1 Class M1, 0.6475% 1/25/35 (g)	253	207
Series 2005-NC2 Class B1, 1.3775% 3/25/35 (g)	264	10
National Collegiate Student Loan Trust Series 2006-4 Class D, 1.3075% 5/25/32 (g)	1,227	0*
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7175% 9/25/35 (g)	$ 903	$ 671
Ocala Funding LLC:
Series 2005-1A Class A, 1.7075% 3/20/10 (b)(d)(g)	449	0
Series 2006-1A Class A, 1.6075% 3/20/11 (b)(d)(g)	933	0
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 1.4575% 9/25/34 (g)	337	158
Class M4, 1.6575% 9/25/34 (g)	433	109
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0075% 4/25/33 (g)	3	3
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3575% 3/20/19 (FGIC Insured) (d)(g)	216	214
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.3388% 6/15/33 (g)	805	522
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (d)	374	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9325% 9/25/34 (g)	48	15
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	196	200
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0675% 9/25/34 (g)	18	16
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.9113% 4/6/42 (d)(g)	1,742	22
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	704	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (d)	6	0
TOTAL ASSET-BACKED SECURITIES (Cost $20,080)		18,680
Collateralized Mortgage Obligations - 4.6%

Private Sponsor - 0.2%
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7075% 7/16/34 (d)(g)	4	4
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (d)	1,694	1,707
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6312% 10/25/34 (g)	629	639
Granite Master Issuer PLC floater:
Series 2006-4:
Class B1, 0.3875% 12/20/54 (g)	2,694	2,492
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-4:
Class M1, 0.5475% 12/20/54 (g)	$ 710	$ 632
Series 2007-1:
Class 1M1, 0.5075% 12/20/54 (g)	894	796
Class 2M1, 0.7075% 12/20/54 (g)	1,148	1,022
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7688% 1/20/44 (g)	341	318
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.6575% 8/25/36 (g)	1,017	799
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4175% 5/25/47 (g)	452	302
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3775% 2/25/37 (g)	792	667
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4975% 7/25/35 (g)	1,144	1,095
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.559% 7/10/35 (d)(g)	545	458
Class B6, 3.059% 7/10/35 (d)(g)	723	597
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6575% 6/25/33 (d)(g)	97	94
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	194	71
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.6169% 7/20/34 (g)	21	19
Structured Asset Securities Corp. Series 2003-15A Class 4A, 5.2091% 4/25/33 (g)	214	206
TOTAL PRIVATE SPONSOR		11,918
U.S. Government Agency - 4.4%
Fannie Mae:
floater:
Series 2007-53 Class FB, 0.6075% 6/25/37 (g)	17,921	17,954
Series 2007-85 Class FL, 0.7475% 9/25/37 (g)	6,747	6,805
Series 2007-89 Class FT, 0.7775% 9/25/37 (g)	4,654	4,694
Series 2012-110 Class JF, 0.6575% 10/25/42 (g)	7,207	7,227
Series 2012-122:
Class FM, 0.6075% 11/25/42 (g)	23,336	23,475
Class LF, 0.6075% 11/25/42 (g)	34,911	35,119
Series 2012-93 Class FE, 0.6075% 9/25/42 (g)	19,738	19,730
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
floater planned amortization class:
Series 2012-128 Class VF, 0.4575% 6/25/42 (g)	$ 21,718	$ 21,801
Series 2012-111 Class NF, 0.5575% 5/25/42 (g)	4,482	4,489
Series 2012-113 Class PF, 0.5575% 10/25/40 (g)	11,302	11,334
Series 2012-128 Class YF, 0.5075% 6/25/42 (g)	20,225	20,339
floater sequential payer:
Series 2012-101 Class FB, 0.6575% 5/25/39 (g)	16,991	17,138
Series 2012-111 Class JF 0.6075% 7/25/40 (g)	514	517
Freddie Mac:
floater:
Series 3349 Class FE, 0.698% 7/15/37 (g)	5,399	5,435
Series 3376 Class FA, 0.808% 10/15/37 (g)	5,532	5,600
Series 4087 Class FB, 0.678% 7/15/42 (g)	41,457	41,568
floater planned amortization class Series 4094 Class BF, 0.608% 8/15/32 (g)	6,389	6,414
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-133 Class FB, 0.694% 10/16/40 (g)	7,004	7,038
Series 2012-113 Class FJ, 0.4607% 1/20/42 (g)	12,786	12,824
Series 2012-48 Class FA, 0.564% 4/16/42 (g)	11,717	11,743
Series 2012-75 Class FA, 0.6607% 6/20/42 (g)	10,923	11,013
Series 2012-76 Class GF 0.514% 6/16/42 (g)	2,739	2,740
Series 2012-93 Class NF, 0.6107% 7/20/42 (g)	8,406	8,419
floater sequential payer Series 2010-113 Class JF, 0.6107% 3/20/38 (g)	5,898	5,930
TOTAL U.S. GOVERNMENT AGENCY		309,346
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $316,487)		321,264
Commercial Mortgage Securities - 7.4%

Asset Securitization Corp. Series 1997-D5:
Class A6, 7.3614% 2/14/43 (g)	43	43
Class PS1, 1.2492% 2/14/43 (g)(i)	747	21
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7086% 5/10/45 (g)	829	876
Series 2006-6 Class A3, 5.369% 10/10/45	2,190	2,388
Series 2007-4 Class A3, 5.7964% 2/10/51 (g)	1,069	1,129
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage Trust: - continued
Series 2006-6 Class E, 5.619% 10/10/45 (d)	$ 633	$ 64
Series 2007-3:
Class A3, 5.5348% 6/10/49 (g)	1,828	1,846
Class A4, 5.5348% 6/10/49 (g)	2,283	2,638
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2004-2 Class A4, 4.153% 11/10/38	1,138	1,151
Series 2005-1 Class A3, 4.877% 11/10/42	212	212
Series 2001-3 Class H, 6.562% 4/11/37 (d)	612	615
Series 2005-3 Class A3B, 5.09% 7/10/43 (g)	3,402	3,584
Banc of America Large Loan, Inc. floater Series 2006-BIX1:
Class F, 0.518% 10/15/19 (d)(g)	885	870
Class G, 0.538% 10/15/19 (d)(g)	1,257	1,235
Class H, 0.578% 10/15/19 (d)(g)	1,388	1,228
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.0575% 12/25/33 (d)(g)	45	33
Series 2004-1:
Class A, 0.5675% 4/25/34 (d)(g)	578	518
Class B, 2.1075% 4/25/34 (d)(g)	65	38
Class M1, 0.7675% 4/25/34 (d)(g)	65	49
Class M2, 1.4075% 4/25/34 (d)(g)	60	42
Series 2005-2A:
Class A1, 0.5175% 8/25/35 (d)(g)	870	629
Class M1, 0.6375% 8/25/35 (d)(g)	57	34
Class M2, 0.6875% 8/25/35 (d)(g)	76	41
Class M3, 0.7075% 8/25/35 (d)(g)	52	26
Series 2005-3A:
Class A2, 0.6075% 11/25/35 (d)(g)	308	235
Class M1, 0.6475% 11/25/35 (d)(g)	83	47
Class M2, 0.6975% 11/25/35 (d)(g)	62	34
Class M3, 0.7175% 11/25/35 (d)(g)	55	29
Class M4, 0.8075% 11/25/35 (d)(g)	69	33
Series 2005-4A:
Class A2, 0.5975% 1/25/36 (d)(g)	779	568
Class B1, 1.6075% 1/25/36 (d)(g)	84	13
Class M1, 0.6575% 1/25/36 (d)(g)	251	140
Class M2, 0.6775% 1/25/36 (d)(g)	95	50
Class M3, 0.7075% 1/25/36 (d)(g)	138	70
Class M4, 0.8175% 1/25/36 (d)(g)	76	35
Class M5, 0.8575% 1/25/36 (d)(g)	76	20
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2005-4A:
Class M6, 0.9075% 1/25/36 (d)(g)	$ 81	$ 21
Series 2006-1:
Class A2, 0.5675% 4/25/36 (d)(g)	149	113
Class M1, 0.5875% 4/25/36 (d)(g)	91	58
Class M2, 0.6075% 4/25/36 (d)(g)	96	59
Class M3, 0.6275% 4/25/36 (d)(g)	82	49
Class M4, 0.7275% 4/25/36 (d)(g)	47	27
Class M5, 0.7675% 4/25/36 (d)(g)	45	25
Class M6, 0.8475% 4/25/36 (d)(g)	90	28
Series 2006-2A:
Class A1, 0.4375% 7/25/36 (d)(g)	2,064	1,485
Class A2, 0.4875% 7/25/36 (d)(g)	134	96
Class B1, 1.0775% 7/25/36 (d)(g)	85	15
Class B3, 2.9075% 7/25/36 (d)(g)	3	0*
Class M1, 0.5175% 7/25/36 (d)(g)	140	51
Class M2, 0.5375% 7/25/36 (d)(g)	99	32
Class M3, 0.5575% 7/25/36 (d)(g)	82	21
Class M4, 0.6275% 7/25/36 (d)(g)	94	23
Class M5, 0.6775% 7/25/36 (d)(g)	68	16
Class M6, 0.7475% 7/25/36 (d)(g)	101	21
Series 2006-3A:
Class M4, 0.6375% 10/25/36 (d)(g)	111	17
Class M5, 0.6875% 10/25/36 (d)(g)	134	7
Class M6, 0.7675% 10/25/36 (d)(g)	128	2
Series 2006-4A:
Class A1, 0.4375% 12/25/36 (d)(g)	440	348
Class A2, 0.4775% 12/25/36 (d)(g)	2,235	1,266
Class B1, 0.9075% 12/25/36 (d)(g)	29	1
Class M1, 0.4975% 12/25/36 (d)(g)	179	42
Class M2, 0.5175% 12/25/36 (d)(g)	120	27
Class M3, 0.5475% 12/25/36 (d)(g)	122	27
Class M4, 0.6075% 12/25/36 (d)(g)	145	22
Class M5, 0.6475% 12/25/36 (d)(g)	133	13
Class M6, 0.7275% 12/25/36 (d)(g)	120	7
Series 2007-1 Class A2, 0.4775% 3/25/37 (d)(g)	470	262
Series 2007-2A:
Class A1, 0.4775% 7/25/37 (d)(g)	1,260	834
Class A2, 0.5275% 7/25/37 (d)(g)	1,179	414
Class M1, 0.5775% 7/25/37 (d)(g)	402	110
Class M2, 0.6175% 7/25/37 (d)(g)	262	45
Class M3, 0.6975% 7/25/37 (d)(g)	265	27
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-2A:
Class M4, 0.8575% 7/25/37 (d)(g)	$ 441	$ 25
Class M5, 0.9575% 7/25/37 (d)(g)	389	17
Class M6, 1.2075% 7/25/37 (d)(g)	486	7
Series 2007-3:
Class A2, 0.4975% 7/25/37 (d)(g)	458	230
Class B1, 1.1575% 7/25/37 (d)(g)	277	21
Class B2, 1.8075% 7/25/37 (d)(g)	193	10
Class M1, 0.5175% 7/25/37 (d)(g)	243	82
Class M2, 0.5475% 7/25/37 (d)(g)	260	72
Class M3, 0.5775% 7/25/37 (d)(g)	418	91
Class M4, 0.7075% 7/25/37 (d)(g)	658	111
Class M5, 0.8075% 7/25/37 (d)(g)	333	47
Class M6, 1.0075% 7/25/37 (d)(g)	253	30
Series 2007-4A:
Class M1, 1.1575% 9/25/37 (d)(g)	215	20
Class M2, 1.2575% 9/25/37 (d)(g)	215	17
Class M4, 1.8075% 9/25/37 (d)(g)	437	24
Class M5, 1.9575% 9/25/37 (d)(g)	437	16
Class M6, 2.1575% 9/25/37 (d)(g)	65	2
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.858% 3/15/19 (d)(g)	310	302
Class J, 1.058% 3/15/19 (d)(g)	323	298
Series 2007-BBA8:
Class D, 0.458% 3/15/22 (d)(g)	489	452
Class E, 0.508% 3/15/22 (d)(g)	2,030	1,837
Class F, 0.558% 3/15/22 (d)(g)	1,246	1,103
Class G, 0.608% 3/15/22 (d)(g)	401	347
Class H, 0.758% 3/15/22 (d)(g)	489	413
Class J, 0.908% 3/15/22 (d)(g)	489	401
sequential payer Series 2004-PWR3 Class A3, 4.487% 2/11/41	91	91
Series 2006-PW14 Class X2, 0.6677% 12/11/38 (d)(g)(i)	14,447	104
Series 2006-T22 Class A4, 5.5388% 4/12/38 (g)	137	156
Series 2006-T24 Class X2, 0.4452% 10/12/41 (d)(g)(i)	1,678	7
Series 2007-PW18 Class X2, 0.3028% 6/11/50 (d)(g)(i)	96,567	822
Series 2007-T28 Class X2, 0.1559% 9/11/42 (d)(g)(i)	48,388	238
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
C-BASS Trust floater Series 2006-SC1 Class A, 0.4775% 5/25/36 (d)(g)	$ 424	$ 368
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (d)	1,287	1,354
Class XCL, 1.3289% 5/15/35 (d)(g)(i)	5,458	95
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2 Class H, 0.579% 8/15/21 (d)(g)	120	114
Series 2007-FL3A Class A2, 0.348% 4/15/22 (d)(g)	105	104
Series 2008-C7 Class A2B, 6.2624% 12/10/49 (g)	671	682
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A3, 5.293% 12/11/49	1,066	1,108
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.804% 5/15/46 (g)	1,095	1,169
Series 2006-C1 Class B, 5.359% 8/15/48	3,285	440
Series 2007-C2 Class B, 5.617% 4/15/47 (g)	1,223	526
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.058% 4/15/17 (d)(g)	100	91
Series 2005-FL11:
Class C, 0.508% 11/15/17 (d)(g)	673	639
Class D, 0.548% 11/15/17 (d)(g)	35	33
Class E, 0.598% 11/15/17 (d)(g)	124	114
Class F, 0.658% 11/15/17 (d)(g)	95	86
Class G, 0.708% 11/15/17 (d)(g)	66	58
Series 2006-FL12 Class AJ, 0.338% 12/15/20 (d)(g)	1,560	1,450
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	3,121	3,225
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (d)	1,353	1,357
Class AJFX, 5.478% 2/5/19 (d)	3,272	3,278
Series 2006-C8 Class XP, 0.4662% 12/10/46 (g)(i)	9,253	46
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (g)	2,190	2,490
Series 2007-C3 Class A4, 5.6765% 6/15/39 (g)	16,488	18,791
Series 2006-C5 Class ASP, 0.6642% 12/15/39 (g)(i)	6,402	41
Series 2007-C5 Class A4, 5.695% 9/15/40 (g)	991	1,144
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.558% 4/15/22 (d)(g)	3,907	3,248
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.0678% 8/15/36 (g)(i)	$ 347	$ 0*
Series 2001-CKN5 Class AX, 1.5092% 9/15/34 (d)(g)(i)	1,231	2
Series 2006-C1 Class A3, 5.4101% 2/15/39 (g)	3,786	3,883
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.358% 2/15/22 (d)(g)	414	400
Class C:
0.378% 2/15/22 (d)(g)	1,180	1,097
0.478% 2/15/22 (d)(g)	421	392
Class F, 0.528% 2/15/22 (d)(g)	843	785
Series 2007-C1:
Class ASP, 0.3811% 2/15/40 (g)(i)	19,902	91
Class B, 5.487% 2/15/40 (d)(g)	1,677	238
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,416	15,352
Series 2001-1 Class X1, 1.6143% 5/15/33 (d)(g)(i)	846	11
Series 2007-C1 Class XP, 0.1588% 12/10/49 (g)(i)	15,689	39
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4% 11/5/21 (d)(g)	412	393
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	14,018	16,168
Series 2007-GG11 Class A1, 0.2399% 12/10/49 (d)(g)(i)	21,930	119
GS Mortgage Securities Corp. II floater:
Series 2006-FL8A:
Class E, 0.5885% 6/6/20 (d)(g)	197	197
Class F, 0.6585% 6/6/20 (d)(g)	528	528
Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (d)(g)	2,170	2,174
Class C, 2.0056% 3/6/20 (d)(g)	1,041	1,044
Class D, 2.2018% 3/6/20 (d)(g)	6,868	6,887
Class F, 2.6334% 3/6/20 (d)(g)	107	107
Class G, 2.7903% 3/6/20 (d)(g)	54	54
Class H, 3.3004% 3/6/20 (d)(g)	479	482
Class J, 4.0852% 3/6/20 (d)(g)	686	692
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	327	333
Series 2007-GG10 Class A2, 5.778% 8/10/45	245	246
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.378% 11/15/18 (d)(g)	$ 543	$ 526
Class C, 0.418% 11/15/18 (d)(g)	385	371
Class D, 0.438% 11/15/18 (d)(g)	152	144
Class E, 0.488% 11/15/18 (d)(g)	219	203
Class F, 0.538% 11/15/18 (d)(g)	263	232
Class G, 0.568% 11/15/18 (d)(g)	229	193
Class H, 0.708% 11/15/18 (d)(g)	219	176
sequential payer:
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (g)	329	345
Class A3, 5.336% 5/15/47	25,526	29,169
Series 2007-CB19 Class A4, 5.7282% 2/12/49 (g)	2,710	3,188
Series 2007-LD11 Class A4, 5.8131% 6/15/49 (g)	50,944	59,435
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	1,600	1,609
Series 2006-CB17 Class A3, 5.45% 12/12/43	251	251
Series 2007-CB18 Class A3, 5.447% 6/12/47 (g)	986	1,030
Series 2007-CB19:
Class B, 5.7282% 2/12/49 (g)	93	32
Class C, 5.7282% 2/12/49 (g)	245	66
Class D, 5.7282% 2/12/49 (g)	257	25
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (g)	90	7
Class ES, 5.5618% 1/15/49 (d)(g)	566	27
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	15	15
Series 2006-C6 Class A2, 5.262% 9/15/39 (g)	59	59
Series 2006-C7 Class A2, 5.3% 11/15/38	632	648
Series 2006-C6 Class XCP, 0.6752% 9/15/39 (g)(i)	5,268	31
Series 2007-C1 Class XCP, 0.4246% 2/15/40 (g)(i)	2,187	10
Series 2007-C7:
Class A3, 5.866% 9/15/45	1,162	1,394
Class XCP, 0.2789% 9/15/45 (g)(i)	86,055	509
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.438% 9/15/21 (d)(g)	351	334
Class E, 0.498% 9/15/21 (d)(g)	1,265	1,172
Class F, 0.548% 9/15/21 (d)(g)	723	652
Class G, 0.568% 9/15/21 (d)(g)	3,017	2,643
Class H, 0.608% 9/15/21 (d)(g)	369	310
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-CIP1 Class A2, 4.96% 7/12/38	$ 950	$ 969
Series 2005-LC1 Class F, 5.4357% 1/12/44 (d)(g)	953	641
Series 2006-C1 Class A2, 5.6401% 5/12/39 (g)	513	516
Series 2007-C1 Class A4, 5.847% 6/12/50 (g)	4,145	4,771
Series 2008-C1 Class A4, 5.69% 2/12/51	2,338	2,783
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.329% 12/12/49 (g)	98	98
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (g)	752	790
Series 2007-5:
Class A3, 5.364% 8/12/48	427	443
Class A4, 5.378% 8/12/48	46,472	53,039
Series 2007-6 Class A4, 5.485% 3/12/51 (g)	26,699	30,773
Series 2007-7 Class A4, 5.7277% 6/12/50 (g)	3,832	4,382
Series 2006-4 Class XP, 0.6166% 12/12/49 (g)(i)	18,646	228
Series 2007-6 Class B, 5.635% 3/12/51 (g)	1,095	230
Series 2007-7 Class B, 5.7277% 6/12/50 (g)	1,409	86
Series 2007-8 Class A3, 5.9492% 8/12/49 (g)	944	1,097
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.408% 7/15/19 (d)(g)	227	150
Series 2007-XLFA:
Class C, 0.368% 10/15/20 (d)(g)	629	583
Class D, 0.398% 10/15/20 (d)(g)	422	383
Class E, 0.458% 10/15/20 (d)(g)	528	465
Class F, 0.508% 10/15/20 (d)(g)	397	330
Class G, 0.548% 10/15/20 (d)(g)	491	382
Class H, 0.638% 10/15/20 (d)(g)	309	154
Class J, 0.788% 10/15/20 (d)(g)	179	63
sequential payer Series 2005-IQ9 Class A3, 4.54% 7/15/56	984	995
Series 2006-T23 Class A3, 5.8159% 8/12/41 (g)	559	583
Series 2007-HQ12 Class A4, 5.5763% 4/12/49 (g)	5,793	6,285
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (g)	19,062	22,104
Class B, 5.7272% 4/15/49 (g)	269	73
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.4875% 9/15/21 (d)(g)	1,099	989
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2006-WL7A:
Class F, 0.5475% 9/15/21 (d)(g)	$ 1,189	$ 1,046
Class G, 0.5675% 9/15/21 (d)(g)	1,126	968
Class J, 0.8075% 9/15/21 (d)(g)	314	230
Series 2007-WHL8:
Class F, 0.688% 6/15/20 (d)(g)	2,710	2,033
Class LXR1, 0.908% 6/15/20 (d)(g)	168	146
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	2,908	3,024
Series 2007-C30:
Class A3, 5.246% 12/15/43	349	363
Class A4, 5.305% 12/15/43	322	347
Class A5, 5.342% 12/15/43	38,022	43,583
Series 2007-C31:
Class A4, 5.509% 4/15/47	13,280	15,350
Class A5, 5.5% 4/15/47	7,650	8,549
Series 2007-C32 Class A3, 5.7501% 6/15/49 (g)	45,421	53,049
Series 2007-C33 Class A4, 5.9225% 2/15/51 (g)	7,536	8,919
Series 2003-C6 Class G, 5.125% 8/15/35 (d)(g)	652	660
Series 2005-C19 Class B, 4.892% 5/15/44	1,095	1,160
Series 2005-C22:
Class B, 5.3835% 12/15/44 (g)	2,428	1,659
Class F, 5.3835% 12/15/44 (d)(g)	1,826	394
Series 2007-C30 Class XP, 0.4742% 12/15/43 (d)(g)(i)	11,490	70
Series 2007-C31 Class C, 5.6818% 4/15/47 (g)	4,515	1,038
Series 2007-C31A Class A2, 5.421% 4/15/47	2,195	2,260
Series 2007-C32:
Class D, 5.7501% 6/15/49 (g)	823	207
Class E, 5.7501% 6/15/49 (g)	1,297	305
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $467,542)		511,904
Municipal Securities - 1.1%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (g)	1,835	1,897
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,000	1,397
7.3% 10/1/39	790	1,097
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California Gen. Oblig.: - continued
7.5% 4/1/34	$ 6,270	$ 8,760
7.55% 4/1/39	5,955	8,602
7.6% 11/1/40	14,085	20,645
7.625% 3/1/40	2,175	3,152
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	795	1,048
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	14,290	14,419
Series 2010-1, 6.63% 2/1/35	3,440	3,990
Series 2010-3:
6.725% 4/1/35	5,880	6,888
7.35% 7/1/35	1,925	2,373
Series 2011, 5.877% 3/1/19	930	1,072
TOTAL MUNICIPAL SECURITIES (Cost $70,835)		75,340
Fixed-Income Funds - 19.3%
	Shares
Fidelity Mortgage Backed Securities Central Fund (h)	10,223,232	1,119,342
Fidelity Specialized High Income Central Fund (h)	2,020,151	213,712
TOTAL FIXED-INCOME FUNDS (Cost $1,262,541)		1,333,054
Money Market Funds - 6.8%

Fidelity Cash Central Fund, 0.19% (a) (Cost $472,115)	472,114,654	472,115
TOTAL INVESTMENT PORTFOLIO - 107.4% (Cost $7,185,302)		7,436,612
NET OTHER ASSETS (LIABILITIES) - (7.4)%		(513,675)
NET ASSETS - 100%		$ 6,922,937
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 12/1/42	$ (100)	$ (105)
3.5% 12/1/42	(7,600)	(8,109)
3.5% 12/1/42	(700)	(747)
3.5% 12/1/42	(10,000)	(10,670)
3.5% 12/1/42	(10,000)	(10,670)
3.5% 12/1/42	(11,300)	(12,057)
3.5% 12/1/42	(6,900)	(7,363)
4% 12/1/42	(4,300)	(4,607)
4% 12/1/42	(20,700)	(22,177)
4% 12/1/42	(9,100)	(9,749)
4% 12/1/42	(15,900)	(17,035)
4.5% 12/1/42	(30,600)	(32,981)
4.5% 12/1/42	(20,500)	(22,095)
4.5% 1/1/43	(10,100)	(10,880)
5% 12/1/42	(6,000)	(6,502)
5% 12/1/42	(2,500)	(2,709)
TOTAL FANNIE MAE		(178,456)
Freddie Mac
3.5% 12/1/42	(4,600)	(4,892)
3.5% 12/1/42	(3,000)	(3,190)
3.5% 12/1/42	(4,600)	(4,892)
5% 12/1/42	(4,000)	(4,294)
TOTAL FREDDIE MAC		(17,268)
Ginnie Mae
3.5% 12/1/42	(7,400)	(8,054)
TOTAL TBA SALE COMMITMENTS (Proceeds $203,633)		$ (203,778)
Swap Agreements
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)(000s)	Value (000s)(1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Buy Protection
Deutsche Bank AG		Dec. 2018	Credit Suisse First Boston	(1%)	$ 6,500	$ 82	$ (413)	$ (331)
Deutsche Bank AG		Mar. 2019	JPMorgan Chase, Inc.	(1%)	4,085	58	(302)	(244)
National Australia Bank Ltd		Dec. 2018	Credit Suisse First Boston	(1%)	6,500	301	(690)	(389)
National Australia Bank Ltd		Dec. 2018	Credit Suisse First Boston	(1%)	6,500	300	(591)	(291)
Societe Generale		Dec. 2017	Credit Suisse First Boston	(3%)	3,825	(212)	60	(152)
Societe Generale		Dec. 2017	Credit Suisse First Boston	(3%)	3,823	(212)	159	(53)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse First Boston	(1%)	5,500	157	(132)	25
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse First Boston	(1%)	3,823	109	(207)	(98)
TOTAL BUY PROTECTION						583	(2,116)	(1,533)
Sell Protection
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse First Boston	0.15%	2,484	(2,360)	75	(2,285)
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse First Boston	0.15%	6,751	(6,413)	198	(6,215)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	1,512	(1,437)	47	(1,390)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	5,049	(4,797)	152	(4,645)
ABX AA 07-1 Index	C	Sep. 2037	Morgan Stanley, Inc.	0.15%	2,754	(2,616)	90	(2,526)
ABX AA 07-1 Index	C	Sep. 2037	UBS	0.15%	4,509	(4,284)	133	(4,151)
Countrywide Home Loans Inc Series 2003-BC1 Class B1	Ca	Apr. 2032	Merrill Lynch, Inc.	4.29%	186	(11)	0	(11)
Swap Agreements - continued
Credit Default Swaps - continued
Underlying Reference	Rating (1)	Expiration Date	Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)(000s)	Value (000s)(1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sell Protection - continued
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley, Inc.	5.10%	$ 502	$ (402)	$ 0	$ (402)
Morgan Stanley ABS Capital I Inc Series 2004-NC6 Class M3	Ca	Aug. 2034	UBS	1.545%	486	(128)	0	(128)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	3.05%	635	(167)	0	(167)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class M6	C	Oct. 2034	UBS	0.85%	481	(79)	0	(79)
TOTAL SELL PROTECTION						(22,694)	695	(21,999)
TOTAL CREDIT DEFAULT SWAPS						$ (22,111)	$ (1,421)	$ (23,532)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk. Ratings are from Moodys Investors Service, Inc. Where Moodys® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $255,888,000 or 3.7% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $26,894,000.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 195
Fidelity Mortgage Backed Securities Central Fund	4,834
Fidelity Specialized High Income Central Fund	2,407
Total	$ 7,436
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 777,934	$ 344,773	$ -	$ 1,119,342	7.5%
Fidelity Specialized High Income Central Fund	140,165	72,402	-	213,712	62.1%
Total	$ 918,099	$ 417,175	$ -	$ 1,333,054
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,291,288	$ -	$ 1,291,288	$ -
U.S. Government and Government Agency Obligations	2,250,866	-	2,250,866	-
U.S. Government Agency - Mortgage Securities	1,162,101	-	1,162,101	-
Asset-Backed Securities	18,680	-	12,161	6,519
Collateralized Mortgage Obligations	321,264	-	321,193	71
Commercial Mortgage Securities	511,904	-	511,754	150
Municipal Securities	75,340	-	75,340	-
Fixed-Income Funds	1,333,054	1,333,054	-	-
Money Market Funds	472,115	472,115	-	-
Total Investments in Securities:	$ 7,436,612	$ 1,805,169	$ 5,624,703	$ 6,740
Derivative Instruments:
Assets
Swap Agreements	$ 1,007	$ -	$ 1,007	$ -
Liabilities
Swap Agreements	$ (23,118)	$ -	$ (23,118)	$ -
Total Derivative Instruments:	$ (22,111)	$ -	$ (22,111)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (203,778)	$ -	$ (203,778)	$ -
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $7,235,512,000. Net unrealized appreciation aggregated $201,100,000, of which $230,782,000 related to appreciated investment securities and $29,682,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Credit default swaps are marked-to-market daily. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The Fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to close out a credit default swap in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as credit default swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivatives contracts under an ISDA Master Agreement exceed certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than the counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Investment Grade Bond Fund

November 30, 2012

1.813259.108

IGB-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 18.6%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.4%
Media - 1.4%
Comcast Corp.:
4.65% 7/15/42	$ 13,406	$ 14,178
5.15% 3/1/20	5,596	6,680
5.7% 5/15/18	6,385	7,757
6.5% 1/15/17	4,125	5,005
COX Communications, Inc. 3.25% 12/15/22 (d)	2,605	2,635
NBCUniversal Media LLC:
5.15% 4/30/20	5,465	6,501
6.4% 4/30/40	5,000	6,399
News America Holdings, Inc. 7.75% 12/1/45	3,733	5,262
News America, Inc. 6.15% 2/15/41	5,033	6,320
Time Warner Cable, Inc.:
4% 9/1/21	17,000	18,480
4.5% 9/15/42	3,986	3,881
6.75% 7/1/18	5,587	6,994
Time Warner, Inc. 6.2% 3/15/40	5,000	6,250
		96,342
CONSUMER STAPLES - 1.2%
Beverages - 0.3%
Beam, Inc.:
1.875% 5/15/17	1,038	1,066
3.25% 5/15/22	1,231	1,286
FBG Finance Ltd. 5.125% 6/15/15 (d)	5,189	5,721
Fortune Brands, Inc.:
5.375% 1/15/16	470	528
5.875% 1/15/36	940	1,109
6.375% 6/15/14	2,462	2,664
Heineken NV:
1.4% 10/1/17 (d)	2,654	2,659
2.75% 4/1/23 (d)	2,773	2,744
4% 10/1/42 (d)	889	858
SABMiller Holdings, Inc. 3.75% 1/15/22 (d)	3,930	4,263
		22,898
Food & Staples Retailing - 0.0%
Walgreen Co. 1.8% 9/15/17	2,197	2,221
Food Products - 0.2%
Kraft Foods, Inc.:
6.125% 2/1/18	3,631	4,443
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.: - continued
6.5% 8/11/17	$ 4,718	$ 5,796
6.5% 2/9/40	992	1,339
		11,578
Tobacco - 0.7%
Altria Group, Inc.:
2.85% 8/9/22	3,603	3,565
4.25% 8/9/42	3,603	3,570
9.25% 8/6/19	1,776	2,473
9.7% 11/10/18	1,882	2,655
Reynolds American, Inc.:
3.25% 11/1/22	7,892	8,022
4.75% 11/1/42	4,468	4,522
6.75% 6/15/17	7,156	8,739
7.25% 6/15/37	9,654	12,798
		46,344
TOTAL CONSUMER STAPLES		83,041
ENERGY - 2.0%
Energy Equipment & Services - 0.7%
DCP Midstream LLC:
4.75% 9/30/21 (d)	4,849	5,185
5.35% 3/15/20 (d)	4,973	5,503
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	6,122	6,593
5% 10/1/21	3,162	3,594
FMC Technologies, Inc.:
2% 10/1/17	662	669
3.45% 10/1/22	1,200	1,229
National Oilwell Varco, Inc. 2.6% 12/1/22	15,600	15,794
Transocean, Inc.:
5.05% 12/15/16	3,231	3,596
6.375% 12/15/21	4,266	5,151
		47,314
Oil, Gas & Consumable Fuels - 1.3%
Anadarko Petroleum Corp. 6.375% 9/15/17	13,602	16,329
DCP Midstream Operating LP 2.5% 12/1/17	3,219	3,215
Enbridge Energy Partners LP 4.2% 9/15/21	5,694	6,156
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Petroleum Corp. 5.125% 3/1/21	$ 3,437	$ 4,039
Nakilat, Inc. 6.067% 12/31/33 (d)	2,634	3,227
Petro-Canada 6.05% 5/15/18	1,963	2,395
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	5,695	6,033
5.375% 1/27/21	6,755	7,597
5.75% 1/20/20	4,534	5,180
Petroleos Mexicanos:
4.875% 1/24/22	4,590	5,187
5.5% 6/27/44	5,030	5,508
6.5% 6/2/41	3,095	3,892
Phillips 66:
4.3% 4/1/22 (d)	4,638	5,135
5.875% 5/1/42 (d)	3,971	4,765
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	777	829
Ras Laffan Liquefied Natural Gas Co. Ltd. III 6.75% 9/30/19 (d)	2,556	3,208
Spectra Energy Partners, LP:
2.95% 6/15/16	2,003	2,063
4.6% 6/15/21	1,124	1,231
Western Gas Partners LP 5.375% 6/1/21	6,237	7,154
Williams Partners LP 4.125% 11/15/20	1,029	1,128
		94,271
TOTAL ENERGY		141,585
FINANCIALS - 8.9%
Capital Markets - 1.2%
Goldman Sachs Group, Inc.:
5.25% 7/27/21	5,652	6,458
5.75% 1/24/22	7,392	8,768
5.95% 1/18/18	4,817	5,574
6.75% 10/1/37	9,413	10,456
Lazard Group LLC:
6.85% 6/15/17	2,464	2,845
7.125% 5/15/15	7,737	8,579
Morgan Stanley:
4.75% 4/1/14	1,376	1,424
4.875% 11/1/22	14,515	15,103
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
5.75% 1/25/21	$ 7,597	$ 8,673
6.625% 4/1/18	7,981	9,292
7.3% 5/13/19	4,777	5,795
		82,967
Commercial Banks - 1.3%
Bank of America NA 5.3% 3/15/17	3,698	4,133
Credit Suisse 6% 2/15/18	8,864	10,213
Discover Bank:
7% 4/15/20	3,008	3,771
8.7% 11/18/19	1,409	1,866
Fifth Third Bancorp:
4.5% 6/1/18	2,054	2,273
8.25% 3/1/38	2,385	3,456
Fifth Third Bank 4.75% 2/1/15	949	1,019
Fifth Third Capital Trust IV 6.5% 4/15/67 (g)	3,533	3,542
HBOS PLC 6.75% 5/21/18 (d)	3,056	3,247
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,946
JPMorgan Chase Bank 6% 10/1/17	5,986	7,088
KeyBank NA 6.95% 2/1/28	1,344	1,627
Marshall & Ilsley Bank 5% 1/17/17	6,464	7,195
Regions Bank:
6.45% 6/26/37	9,230	9,622
7.5% 5/15/18	12,239	14,687
Regions Financial Corp.:
5.75% 6/15/15	1,094	1,182
7.75% 11/10/14	4,705	5,187
Royal Bank of Scotland Group PLC 6.125% 12/15/22	6,891	7,061
Wachovia Corp. 4.875% 2/15/14	4,283	4,468
		93,583
Consumer Finance - 0.2%
Discover Financial Services:
3.85% 11/21/22 (d)	4,866	4,900
5.2% 4/27/22	4,096	4,598
Hyundai Capital America:
1.625% 10/2/15 (d)	1,673	1,685
2.125% 10/2/17 (d)	1,850	1,873
		13,056
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 1.6%
Bank of America Corp.:
3.875% 3/22/17	$ 3,343	$ 3,635
5.65% 5/1/18	3,745	4,338
5.75% 12/1/17	9,833	11,369
6.5% 8/1/16	5,430	6,306
Capital One Capital V 10.25% 8/15/39	4,709	4,733
Citigroup, Inc.:
3.953% 6/15/16	4,945	5,327
5.875% 1/30/42	3,861	4,803
6.125% 5/15/18	3,326	3,980
6.5% 8/19/13	1,317	1,369
JPMorgan Chase & Co.:
2% 8/15/17	3,500	3,565
3.25% 9/23/22	17,673	18,264
4.35% 8/15/21	15,680	17,561
4.5% 1/24/22	4,927	5,570
4.95% 3/25/20	8,888	10,278
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (d)	4,001	4,060
TECO Finance, Inc.:
4% 3/15/16	1,439	1,546
5.15% 3/15/20	2,067	2,427
		109,131
Insurance - 1.5%
American International Group, Inc. 4.875% 9/15/16	3,411	3,818
Aon Corp.:
3.125% 5/27/16	4,835	5,117
5% 9/30/20	2,135	2,463
Axis Capital Holdings Ltd. 5.75% 12/1/14	6,279	6,729
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(g)	10,398	10,658
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	4,757	5,412
6.625% 4/15/42	1,708	2,138
Liberty Mutual Group, Inc.:
5% 6/1/21 (d)	5,273	5,722
6.7% 8/15/16 (d)	7,459	8,575
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,941	3,350
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (d)	2,736	3,219
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
MetLife, Inc.:
1.756% 12/15/17 (c)	$ 2,220	$ 2,256
3.048% 12/15/22	4,547	4,651
6.75% 6/1/16	4,485	5,357
Pacific Life Insurance Co. 9.25% 6/15/39 (d)	4,853	6,888
Prudential Financial, Inc.:
4.5% 11/16/21	2,796	3,126
5.8% 11/16/41	3,662	4,293
6.2% 11/15/40	1,810	2,206
Symetra Financial Corp. 6.125% 4/1/16 (d)	4,900	5,331
Unum Group:
5.625% 9/15/20	4,155	4,762
5.75% 8/15/42	5,042	5,456
		101,527
Real Estate Investment Trusts - 1.6%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,475	1,586
Boston Properties, Inc. 3.85% 2/1/23	5,875	6,240
Camden Property Trust 5.375% 12/15/13	1,818	1,895
DDR Corp. 4.625% 7/15/22	9,008	9,799
Developers Diversified Realty Corp.:
4.75% 4/15/18	4,483	4,960
7.5% 4/1/17	2,623	3,156
9.625% 3/15/16	3,987	4,924
Duke Realty LP:
3.875% 10/15/22	8,795	8,978
4.375% 6/15/22	2,822	2,990
4.625% 5/15/13	317	322
5.4% 8/15/14	5,369	5,721
5.5% 3/1/16	5,038	5,578
5.95% 2/15/17	1,536	1,758
6.25% 5/15/13	3,886	3,977
6.5% 1/15/18	5,065	5,949
Equity One, Inc.:
3.75% 11/15/22	12,000	11,984
5.375% 10/15/15	585	641
6% 9/15/17	3,250	3,742
6.25% 1/15/17	2,136	2,442
Federal Realty Investment Trust:
5.4% 12/1/13	2,627	2,744
5.9% 4/1/20	1,389	1,655
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Federal Realty Investment Trust: - continued
6.2% 1/15/17	$ 1,215	$ 1,418
Health Care REIT, Inc. 2.25% 3/15/18	2,125	2,124
HRPT Properties Trust:
5.75% 11/1/15	2,002	2,135
6.65% 1/15/18	2,600	2,934
UDR, Inc. 5.5% 4/1/14	6,383	6,733
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,736	1,872
Weingarten Realty Investors 3.375% 10/15/22	990	991
		109,248
Real Estate Management & Development - 1.5%
AMB Property LP:
5.9% 8/15/13	4,537	4,667
6.3% 6/1/13	4,607	4,710
BioMed Realty LP:
3.85% 4/15/16	5,000	5,306
4.25% 7/15/22	2,226	2,346
6.125% 4/15/20	1,872	2,200
Brandywine Operating Partnership LP:
4.95% 4/15/18	963	1,052
5.7% 5/1/17	2,243	2,520
7.5% 5/15/15	278	313
Colonial Properties Trust 5.5% 10/1/15	5,995	6,529
Colonial Realty LP 6.05% 9/1/16	4,436	4,976
Digital Realty Trust LP 4.5% 7/15/15	2,667	2,859
ERP Operating LP:
4.625% 12/15/21	7,320	8,253
5.2% 4/1/13	6,349	6,437
5.75% 6/15/17	1,259	1,492
Liberty Property LP:
4.125% 6/15/22	2,421	2,557
5.5% 12/15/16	3,158	3,602
6.625% 10/1/17	3,709	4,464
Mack-Cali Realty LP:
2.5% 12/15/17	4,581	4,590
4.5% 4/18/22	1,473	1,572
Post Apartment Homes LP:
3.375% 12/1/22	1,090	1,101
6.3% 6/1/13	5,470	5,626
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	$ 6,741	$ 7,111
5.5% 1/15/14 (d)	4,505	4,646
Reckson Operating Partnership LP 6% 3/31/16	1,224	1,349
Tanger Properties LP:
6.125% 6/1/20	4,725	5,651
6.15% 11/15/15	9,117	10,383
		106,312
TOTAL FINANCIALS		615,824
HEALTH CARE - 1.3%
Biotechnology - 0.3%
Amgen, Inc.:
5.15% 11/15/41	9,277	10,557
5.375% 5/15/43	1,536	1,811
5.65% 6/15/42	3,922	4,747
		17,115
Health Care Providers & Services - 0.6%
Aetna, Inc.:
1.5% 11/15/17	721	727
2.75% 11/15/22	2,908	2,919
4.125% 11/15/42	1,623	1,626
Aristotle Holding, Inc.:
3.5% 11/15/16 (d)	7,074	7,603
4.75% 11/15/21 (d)	5,135	5,872
Express Scripts, Inc.:
3.125% 5/15/16	4,472	4,731
6.25% 6/15/14	1,557	1,683
UnitedHealth Group, Inc.:
2.75% 2/15/23	865	877
3.95% 10/15/42	1,185	1,174
WellPoint, Inc.:
3.3% 1/15/23	10,698	10,997
4.65% 1/15/43	5,973	6,256
		44,465
Pharmaceuticals - 0.4%
AbbVie, Inc.:
1.75% 11/6/17 (d)	6,181	6,266
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
AbbVie, Inc.: - continued
2.9% 11/6/22 (d)	$ 6,340	$ 6,468
4.4% 11/6/42 (d)	6,191	6,549
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	1,741	1,773
3.25% 10/1/22	2,599	2,671
4.625% 10/1/42	1,568	1,651
		25,378
TOTAL HEALTH CARE		86,958
INDUSTRIALS - 0.3%
Airlines - 0.2%
Continental Airlines, Inc.:
4% 4/29/26	2,346	2,472
6.545% 8/2/20	1,087	1,202
6.795% 2/2/20	298	313
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,856	1,935
8.36% 1/20/19	6,959	7,620
		13,542
Industrial Conglomerates - 0.1%
General Electric Co. 4.125% 10/9/42	4,033	4,196
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (g)	2,984	3,383
TOTAL INDUSTRIALS		21,121
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	4,695	4,965
6.55% 10/1/17	2,421	2,899
		7,864
MATERIALS - 0.4%
Chemicals - 0.3%
The Dow Chemical Co.:
4.125% 11/15/21	4,654	5,065
4.25% 11/15/20	2,512	2,776
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Chemicals - continued
The Dow Chemical Co.: - continued
4.375% 11/15/42	$ 2,291	$ 2,254
7.6% 5/15/14	13,026	14,276
		24,371
Metals & Mining - 0.1%
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (d)	5,087	5,517
TOTAL MATERIALS		29,888
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
4.35% 6/15/45 (d)	9,588	9,581
5.35% 9/1/40	3,156	3,665
5.55% 8/15/41	28,351	33,927
BellSouth Capital Funding Corp. 7.875% 2/15/30	222	296
CenturyLink, Inc.:
6.15% 9/15/19	2,073	2,288
6.45% 6/15/21	1,606	1,764
Embarq Corp.:
7.082% 6/1/16	642	754
7.995% 6/1/36	2,427	2,643
Verizon Communications, Inc. 6.1% 4/15/18	6,019	7,455
		62,373
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de C.V.:
2.375% 9/8/16	6,904	7,212
3.125% 7/16/22	3,499	3,589
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	6,291	7,473
		18,274
TOTAL TELECOMMUNICATION SERVICES		80,647
UTILITIES - 1.8%
Electric Utilities - 0.9%
American Electric Power Co., Inc.:
1.65% 12/15/17	2,834	2,841
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
American Electric Power Co., Inc.: - continued
2.95% 12/15/22	$ 2,683	$ 2,693
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,410	5,663
Duke Capital LLC 5.668% 8/15/14	6,310	6,799
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (d)	3,443	4,130
6.4% 9/15/20 (d)	9,167	11,169
Edison International 3.75% 9/15/17	3,716	4,054
FirstEnergy Corp. 7.375% 11/15/31	6,758	8,853
FirstEnergy Solutions Corp. 6.05% 8/15/21	3,255	3,711
LG&E and KU Energy LLC 2.125% 11/15/15	4,231	4,304
Pennsylvania Electric Co. 6.05% 9/1/17	4,923	5,794
Pepco Holdings, Inc. 2.7% 10/1/15	3,942	4,087
		64,098
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (d)	2,894	3,417
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	1,522	1,705
		5,122
Independent Power Producers & Energy Traders - 0.1%
PPL Energy Supply LLC:
6.2% 5/15/16	2,534	2,918
6.5% 5/1/18	5,351	6,470
PSEG Power LLC 2.75% 9/15/16	1,192	1,242
		10,630
Multi-Utilities - 0.7%
Dominion Resources, Inc.:
2.6623% 9/30/66 (g)	7,111	6,681
7.5% 6/30/66 (g)	3,654	4,056
NiSource Finance Corp.:
4.45% 12/1/21	2,107	2,346
5.25% 2/15/43	5,352	5,727
5.4% 7/15/14	1,393	1,490
5.45% 9/15/20	1,461	1,734
5.8% 2/1/42	2,709	3,080
5.95% 6/15/41	4,935	5,759
6.4% 3/15/18	4,529	5,465
Sempra Energy:
2.3% 4/1/17	5,159	5,384
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy: - continued
2.875% 10/1/22	$ 2,113	$ 2,125
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	4,001	4,321
		48,168
TOTAL UTILITIES		128,018
TOTAL NONCONVERTIBLE BONDS (Cost $1,181,587)		1,291,288
U.S. Government and Government Agency Obligations - 32.5%

U.S. Treasury Inflation Protected Obligations - 3.1%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/42	194,407	217,396
U.S. Treasury Obligations - 29.4%
U.S. Treasury Bonds:
2.75% 8/15/42	118,167	116,893
2.75% 11/15/42	40,500	40,013
3% 5/15/42	34,277	35,744
U.S. Treasury Notes:
0.25% 4/30/14 (f)	148,597	148,638
0.25% 6/30/14	153,653	153,671
0.25% 9/30/14	68,990	68,990
0.25% 10/31/14	413,380	413,364
0.5% 7/31/17	51,880	51,714
0.75% 6/30/17	129,437	130,580
0.75% 10/31/17	258,646	260,424
1% 1/15/14	261,826	264,107
1.625% 8/15/22	234,703	235,712
1.75% 5/15/22	86,362	88,035
1.875% 10/31/17	24,112	25,585
TOTAL U.S. TREASURY OBLIGATIONS		2,033,470
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,246,796)		2,250,866
U.S. Government Agency - Mortgage Securities - 16.8%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 10.7%
2.5% 5/1/27 to 12/1/27	$ 12,300	$ 12,874
2.5% 12/1/27 (e)	7,700	8,053
2.559% 6/1/36 (g)	133	143
2.849% 2/1/35 (g)	2,513	2,702
2.944% 7/1/37 (g)	374	402
3% 4/1/27 to 7/1/27	4,221	4,465
3% 12/1/27 (e)	2,800	2,952
3% 12/1/42 (e)	100	105
3% 12/1/42 (e)	79,300	83,401
3% 12/1/42 (e)	58,500	61,526
3% 12/1/42 (e)	52,900	55,636
3.5% 1/1/41 to 8/1/42	48,896	52,604
3.5% 7/1/42	298	321
3.5% 7/1/42	432	465
3.5% 8/1/42	553	594
3.5% 8/1/42	511	550
3.5% 12/1/42 (e)	700	747
3.5% 12/1/42 (e)	700	747
3.5% 12/1/42 (e)	28,200	30,090
3.5% 12/1/42 (e)	10,000	10,670
3.5% 12/1/42 (e)	6,900	7,363
3.5% 1/1/43 (e)	10,000	10,648
3.5% 1/1/43 (e)	11,300	12,033
4% 9/1/26 to 7/1/42	82,791	89,957
4% 9/1/41	191	206
4% 12/1/42 (e)	15,900	17,035
4% 12/1/42 (e)	9,100	9,749
4% 12/1/42 (e)	9,100	9,749
4% 12/1/42 (e)	15,900	17,035
4% 1/1/43 (e)	20,700	22,161
4.5% 12/1/23 to 10/1/41	35,685	38,740
4.5% 12/1/42 (e)	20,500	22,095
4.5% 12/1/42 (e)	10,100	10,886
4.5% 12/1/42 (e)	20,500	22,095
5% 10/1/21 to 6/1/40	2,806	3,046
5% 12/1/42 (e)	200	217
5% 12/1/42 (e)	2,400	2,601
5% 12/1/42 (e)	2,500	2,709
5% 12/1/42 (e)	2,500	2,709
5.5% 7/1/28 to 10/1/38	30,128	33,107
5.5% 12/1/42 (e)	9,200	9,999
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6% 3/1/22 to 7/1/41	$ 30,471	$ 33,810
6% 12/1/42 (e)	11,800	12,936
6.5% 7/1/32 to 8/1/36	18,141	20,891
TOTAL FANNIE MAE		740,824
Freddie Mac - 3.4%
3% 12/1/42 (e)	100	105
3.454% 10/1/35 (g)	195	209
3.5% 4/1/32 to 11/1/42	27,470	29,543
3.5% 12/1/42 (e)	7,600	8,082
3.5% 12/1/42 (e)	4,600	4,892
4% 6/1/24 to 4/1/42	20,867	22,660
4% 9/1/41	817	887
4.5% 7/1/25 to 10/1/41	71,231	77,484
5% 1/1/35 to 4/1/41	46,319	50,312
5.5% 12/1/27 to 1/1/40	33,779	36,418
6% 7/1/37 to 8/1/37	2,369	2,587
6.5% 9/1/39	3,257	3,638
TOTAL FREDDIE MAC		236,817
Ginnie Mae - 2.7%
3% 12/1/42 (e)	34,600	36,908
3.5% 11/15/41 to 3/15/42	8,194	8,991
4% 1/15/25 to 11/15/41	33,573	36,667
4.5% 5/15/39 to 4/15/41	48,718	53,567
5% 3/15/39 to 9/15/41	32,527	35,810
5.5% 12/20/28 to 12/15/38	6,999	7,751
6% 9/20/38	4,270	4,766
TOTAL GINNIE MAE		184,460
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,147,319)		1,162,101
Asset-Backed Securities - 0.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6775% 4/25/35 (g)	548	481
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8575% 3/25/34 (g)	186	177
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
ACE Securities Corp. Home Equity Loan Trust: - continued
Series 2005-HE2 Class M2, 0.8825% 4/25/35 (g)	$ 38	$ 37
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.6758% 10/20/14 (g)	376	4
Series 2007-D1 Class D, 1.5863% 1/22/13 (d)(g)	6,136	92
Airspeed Ltd. Series 2007-1A Class C1, 2.708% 6/15/32 (d)(g)	5,803	3,192
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9075% 12/25/33 (g)	47	41
Series 2004-R2 Class M3, 0.7575% 4/25/34 (g)	69	30
Series 2005-R2 Class M1, 0.6575% 4/25/35 (g)	1,307	1,256
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9875% 3/25/34 (g)	30	25
Series 2004-W7 Class M1, 0.7575% 5/25/34 (g)	808	693
Series 2006-W4 Class A2C, 0.3675% 5/25/36 (g)	816	251
Axon Financial Funding Ltd. Series 2007-1 Class A1, 0.9743% 4/4/17 (b)(d)(g)	5,160	0
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6575% 7/20/39 (d)(g)	54	49
Class B, 0.9575% 7/20/39 (d)(g)	355	160
Class C, 1.3075% 7/20/39 (d)(g)	456	5
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3475% 12/25/36 (g)	1,140	531
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3307% 9/25/37 (g)	34	34
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	1,666	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4607% 3/25/32 (MGIC Investment Corp. Insured) (g)	61	57
Series 2004-3 Class M4, 1.6625% 4/25/34 (g)	101	47
Series 2004-4 Class M2, 1.0025% 6/25/34 (g)	372	224
Fannie Mae Series 2004-T5 Class AB3, 1.074% 5/28/35 (g)	25	18
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3825% 8/25/34 (g)	231	148
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0325% 3/25/34 (g)	12	7
Fremont Home Loan Trust Series 2005-A Class M4, 1.2275% 1/25/35 (g)	231	29
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6915% 2/25/47 (d)(g)	2,174	1,370
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	$ 484	$ 472
GE Business Loan Trust:
Series 2003-1 Class A, 0.638% 4/15/31 (d)(g)	114	108
Series 2006-2A:
Class A, 0.388% 11/15/34 (d)(g)	852	738
Class B, 0.488% 11/15/34 (d)(g)	309	216
Class C, 0.588% 11/15/34 (d)(g)	511	297
Class D, 0.958% 11/15/34 (d)(g)	244	78
GSAMP Trust Series 2004-AR1 Class B4, 3.7712% 6/25/34 (d)(g)	259	96
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7575% 9/25/46 (d)(g)	1,113	1,096
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5275% 8/25/33 (g)	165	150
Series 2003-3 Class M1, 1.4975% 8/25/33 (g)	420	362
Series 2003-5 Class A2, 0.9075% 12/25/33 (g)	21	16
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3975% 1/25/37 (g)	913	349
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3375% 11/25/36 (g)	913	867
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6935% 12/27/29 (g)	307	279
Series 2006-A Class 2C, 1.5135% 3/27/42 (g)	1,605	78
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (d)	8	8
Class C, 5.691% 10/20/28 (d)	4	4
Class D, 6.01% 10/20/28 (d)	36	36
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5075% 5/25/37 (g)	496	9
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9575% 7/25/34 (g)	73	46
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1825% 7/25/34 (g)	240	174
Series 2006-FM1 Class A2B, 0.3175% 4/25/37 (g)	801	748
Series 2006-OPT1 Class A1A, 0.4675% 6/25/35 (g)	1,506	1,278
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5475% 8/25/34 (g)	36	30
Series 2004-NC8 Class M6, 1.4575% 9/25/34 (g)	87	40
Series 2005-NC1 Class M1, 0.6475% 1/25/35 (g)	253	207
Series 2005-NC2 Class B1, 1.3775% 3/25/35 (g)	264	10
National Collegiate Student Loan Trust Series 2006-4 Class D, 1.3075% 5/25/32 (g)	1,227	0*
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7175% 9/25/35 (g)	$ 903	$ 671
Ocala Funding LLC:
Series 2005-1A Class A, 1.7075% 3/20/10 (b)(d)(g)	449	0
Series 2006-1A Class A, 1.6075% 3/20/11 (b)(d)(g)	933	0
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 1.4575% 9/25/34 (g)	337	158
Class M4, 1.6575% 9/25/34 (g)	433	109
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0075% 4/25/33 (g)	3	3
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3575% 3/20/19 (FGIC Insured) (d)(g)	216	214
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.3388% 6/15/33 (g)	805	522
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (d)	374	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9325% 9/25/34 (g)	48	15
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	196	200
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0675% 9/25/34 (g)	18	16
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.9113% 4/6/42 (d)(g)	1,742	22
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	704	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (d)	6	0
TOTAL ASSET-BACKED SECURITIES (Cost $20,080)		18,680
Collateralized Mortgage Obligations - 4.6%

Private Sponsor - 0.2%
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7075% 7/16/34 (d)(g)	4	4
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (d)	1,694	1,707
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6312% 10/25/34 (g)	629	639
Granite Master Issuer PLC floater:
Series 2006-4:
Class B1, 0.3875% 12/20/54 (g)	2,694	2,492
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-4:
Class M1, 0.5475% 12/20/54 (g)	$ 710	$ 632
Series 2007-1:
Class 1M1, 0.5075% 12/20/54 (g)	894	796
Class 2M1, 0.7075% 12/20/54 (g)	1,148	1,022
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7688% 1/20/44 (g)	341	318
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.6575% 8/25/36 (g)	1,017	799
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4175% 5/25/47 (g)	452	302
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3775% 2/25/37 (g)	792	667
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4975% 7/25/35 (g)	1,144	1,095
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.559% 7/10/35 (d)(g)	545	458
Class B6, 3.059% 7/10/35 (d)(g)	723	597
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6575% 6/25/33 (d)(g)	97	94
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	194	71
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.6169% 7/20/34 (g)	21	19
Structured Asset Securities Corp. Series 2003-15A Class 4A, 5.2091% 4/25/33 (g)	214	206
TOTAL PRIVATE SPONSOR		11,918
U.S. Government Agency - 4.4%
Fannie Mae:
floater:
Series 2007-53 Class FB, 0.6075% 6/25/37 (g)	17,921	17,954
Series 2007-85 Class FL, 0.7475% 9/25/37 (g)	6,747	6,805
Series 2007-89 Class FT, 0.7775% 9/25/37 (g)	4,654	4,694
Series 2012-110 Class JF, 0.6575% 10/25/42 (g)	7,207	7,227
Series 2012-122:
Class FM, 0.6075% 11/25/42 (g)	23,336	23,475
Class LF, 0.6075% 11/25/42 (g)	34,911	35,119
Series 2012-93 Class FE, 0.6075% 9/25/42 (g)	19,738	19,730
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
floater planned amortization class:
Series 2012-128 Class VF, 0.4575% 6/25/42 (g)	$ 21,718	$ 21,801
Series 2012-111 Class NF, 0.5575% 5/25/42 (g)	4,482	4,489
Series 2012-113 Class PF, 0.5575% 10/25/40 (g)	11,302	11,334
Series 2012-128 Class YF, 0.5075% 6/25/42 (g)	20,225	20,339
floater sequential payer:
Series 2012-101 Class FB, 0.6575% 5/25/39 (g)	16,991	17,138
Series 2012-111 Class JF 0.6075% 7/25/40 (g)	514	517
Freddie Mac:
floater:
Series 3349 Class FE, 0.698% 7/15/37 (g)	5,399	5,435
Series 3376 Class FA, 0.808% 10/15/37 (g)	5,532	5,600
Series 4087 Class FB, 0.678% 7/15/42 (g)	41,457	41,568
floater planned amortization class Series 4094 Class BF, 0.608% 8/15/32 (g)	6,389	6,414
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-133 Class FB, 0.694% 10/16/40 (g)	7,004	7,038
Series 2012-113 Class FJ, 0.4607% 1/20/42 (g)	12,786	12,824
Series 2012-48 Class FA, 0.564% 4/16/42 (g)	11,717	11,743
Series 2012-75 Class FA, 0.6607% 6/20/42 (g)	10,923	11,013
Series 2012-76 Class GF 0.514% 6/16/42 (g)	2,739	2,740
Series 2012-93 Class NF, 0.6107% 7/20/42 (g)	8,406	8,419
floater sequential payer Series 2010-113 Class JF, 0.6107% 3/20/38 (g)	5,898	5,930
TOTAL U.S. GOVERNMENT AGENCY		309,346
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $316,487)		321,264
Commercial Mortgage Securities - 7.4%

Asset Securitization Corp. Series 1997-D5:
Class A6, 7.3614% 2/14/43 (g)	43	43
Class PS1, 1.2492% 2/14/43 (g)(i)	747	21
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7086% 5/10/45 (g)	829	876
Series 2006-6 Class A3, 5.369% 10/10/45	2,190	2,388
Series 2007-4 Class A3, 5.7964% 2/10/51 (g)	1,069	1,129
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage Trust: - continued
Series 2006-6 Class E, 5.619% 10/10/45 (d)	$ 633	$ 64
Series 2007-3:
Class A3, 5.5348% 6/10/49 (g)	1,828	1,846
Class A4, 5.5348% 6/10/49 (g)	2,283	2,638
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2004-2 Class A4, 4.153% 11/10/38	1,138	1,151
Series 2005-1 Class A3, 4.877% 11/10/42	212	212
Series 2001-3 Class H, 6.562% 4/11/37 (d)	612	615
Series 2005-3 Class A3B, 5.09% 7/10/43 (g)	3,402	3,584
Banc of America Large Loan, Inc. floater Series 2006-BIX1:
Class F, 0.518% 10/15/19 (d)(g)	885	870
Class G, 0.538% 10/15/19 (d)(g)	1,257	1,235
Class H, 0.578% 10/15/19 (d)(g)	1,388	1,228
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.0575% 12/25/33 (d)(g)	45	33
Series 2004-1:
Class A, 0.5675% 4/25/34 (d)(g)	578	518
Class B, 2.1075% 4/25/34 (d)(g)	65	38
Class M1, 0.7675% 4/25/34 (d)(g)	65	49
Class M2, 1.4075% 4/25/34 (d)(g)	60	42
Series 2005-2A:
Class A1, 0.5175% 8/25/35 (d)(g)	870	629
Class M1, 0.6375% 8/25/35 (d)(g)	57	34
Class M2, 0.6875% 8/25/35 (d)(g)	76	41
Class M3, 0.7075% 8/25/35 (d)(g)	52	26
Series 2005-3A:
Class A2, 0.6075% 11/25/35 (d)(g)	308	235
Class M1, 0.6475% 11/25/35 (d)(g)	83	47
Class M2, 0.6975% 11/25/35 (d)(g)	62	34
Class M3, 0.7175% 11/25/35 (d)(g)	55	29
Class M4, 0.8075% 11/25/35 (d)(g)	69	33
Series 2005-4A:
Class A2, 0.5975% 1/25/36 (d)(g)	779	568
Class B1, 1.6075% 1/25/36 (d)(g)	84	13
Class M1, 0.6575% 1/25/36 (d)(g)	251	140
Class M2, 0.6775% 1/25/36 (d)(g)	95	50
Class M3, 0.7075% 1/25/36 (d)(g)	138	70
Class M4, 0.8175% 1/25/36 (d)(g)	76	35
Class M5, 0.8575% 1/25/36 (d)(g)	76	20
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2005-4A:
Class M6, 0.9075% 1/25/36 (d)(g)	$ 81	$ 21
Series 2006-1:
Class A2, 0.5675% 4/25/36 (d)(g)	149	113
Class M1, 0.5875% 4/25/36 (d)(g)	91	58
Class M2, 0.6075% 4/25/36 (d)(g)	96	59
Class M3, 0.6275% 4/25/36 (d)(g)	82	49
Class M4, 0.7275% 4/25/36 (d)(g)	47	27
Class M5, 0.7675% 4/25/36 (d)(g)	45	25
Class M6, 0.8475% 4/25/36 (d)(g)	90	28
Series 2006-2A:
Class A1, 0.4375% 7/25/36 (d)(g)	2,064	1,485
Class A2, 0.4875% 7/25/36 (d)(g)	134	96
Class B1, 1.0775% 7/25/36 (d)(g)	85	15
Class B3, 2.9075% 7/25/36 (d)(g)	3	0*
Class M1, 0.5175% 7/25/36 (d)(g)	140	51
Class M2, 0.5375% 7/25/36 (d)(g)	99	32
Class M3, 0.5575% 7/25/36 (d)(g)	82	21
Class M4, 0.6275% 7/25/36 (d)(g)	94	23
Class M5, 0.6775% 7/25/36 (d)(g)	68	16
Class M6, 0.7475% 7/25/36 (d)(g)	101	21
Series 2006-3A:
Class M4, 0.6375% 10/25/36 (d)(g)	111	17
Class M5, 0.6875% 10/25/36 (d)(g)	134	7
Class M6, 0.7675% 10/25/36 (d)(g)	128	2
Series 2006-4A:
Class A1, 0.4375% 12/25/36 (d)(g)	440	348
Class A2, 0.4775% 12/25/36 (d)(g)	2,235	1,266
Class B1, 0.9075% 12/25/36 (d)(g)	29	1
Class M1, 0.4975% 12/25/36 (d)(g)	179	42
Class M2, 0.5175% 12/25/36 (d)(g)	120	27
Class M3, 0.5475% 12/25/36 (d)(g)	122	27
Class M4, 0.6075% 12/25/36 (d)(g)	145	22
Class M5, 0.6475% 12/25/36 (d)(g)	133	13
Class M6, 0.7275% 12/25/36 (d)(g)	120	7
Series 2007-1 Class A2, 0.4775% 3/25/37 (d)(g)	470	262
Series 2007-2A:
Class A1, 0.4775% 7/25/37 (d)(g)	1,260	834
Class A2, 0.5275% 7/25/37 (d)(g)	1,179	414
Class M1, 0.5775% 7/25/37 (d)(g)	402	110
Class M2, 0.6175% 7/25/37 (d)(g)	262	45
Class M3, 0.6975% 7/25/37 (d)(g)	265	27
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-2A:
Class M4, 0.8575% 7/25/37 (d)(g)	$ 441	$ 25
Class M5, 0.9575% 7/25/37 (d)(g)	389	17
Class M6, 1.2075% 7/25/37 (d)(g)	486	7
Series 2007-3:
Class A2, 0.4975% 7/25/37 (d)(g)	458	230
Class B1, 1.1575% 7/25/37 (d)(g)	277	21
Class B2, 1.8075% 7/25/37 (d)(g)	193	10
Class M1, 0.5175% 7/25/37 (d)(g)	243	82
Class M2, 0.5475% 7/25/37 (d)(g)	260	72
Class M3, 0.5775% 7/25/37 (d)(g)	418	91
Class M4, 0.7075% 7/25/37 (d)(g)	658	111
Class M5, 0.8075% 7/25/37 (d)(g)	333	47
Class M6, 1.0075% 7/25/37 (d)(g)	253	30
Series 2007-4A:
Class M1, 1.1575% 9/25/37 (d)(g)	215	20
Class M2, 1.2575% 9/25/37 (d)(g)	215	17
Class M4, 1.8075% 9/25/37 (d)(g)	437	24
Class M5, 1.9575% 9/25/37 (d)(g)	437	16
Class M6, 2.1575% 9/25/37 (d)(g)	65	2
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.858% 3/15/19 (d)(g)	310	302
Class J, 1.058% 3/15/19 (d)(g)	323	298
Series 2007-BBA8:
Class D, 0.458% 3/15/22 (d)(g)	489	452
Class E, 0.508% 3/15/22 (d)(g)	2,030	1,837
Class F, 0.558% 3/15/22 (d)(g)	1,246	1,103
Class G, 0.608% 3/15/22 (d)(g)	401	347
Class H, 0.758% 3/15/22 (d)(g)	489	413
Class J, 0.908% 3/15/22 (d)(g)	489	401
sequential payer Series 2004-PWR3 Class A3, 4.487% 2/11/41	91	91
Series 2006-PW14 Class X2, 0.6677% 12/11/38 (d)(g)(i)	14,447	104
Series 2006-T22 Class A4, 5.5388% 4/12/38 (g)	137	156
Series 2006-T24 Class X2, 0.4452% 10/12/41 (d)(g)(i)	1,678	7
Series 2007-PW18 Class X2, 0.3028% 6/11/50 (d)(g)(i)	96,567	822
Series 2007-T28 Class X2, 0.1559% 9/11/42 (d)(g)(i)	48,388	238
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
C-BASS Trust floater Series 2006-SC1 Class A, 0.4775% 5/25/36 (d)(g)	$ 424	$ 368
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (d)	1,287	1,354
Class XCL, 1.3289% 5/15/35 (d)(g)(i)	5,458	95
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2 Class H, 0.579% 8/15/21 (d)(g)	120	114
Series 2007-FL3A Class A2, 0.348% 4/15/22 (d)(g)	105	104
Series 2008-C7 Class A2B, 6.2624% 12/10/49 (g)	671	682
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A3, 5.293% 12/11/49	1,066	1,108
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.804% 5/15/46 (g)	1,095	1,169
Series 2006-C1 Class B, 5.359% 8/15/48	3,285	440
Series 2007-C2 Class B, 5.617% 4/15/47 (g)	1,223	526
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.058% 4/15/17 (d)(g)	100	91
Series 2005-FL11:
Class C, 0.508% 11/15/17 (d)(g)	673	639
Class D, 0.548% 11/15/17 (d)(g)	35	33
Class E, 0.598% 11/15/17 (d)(g)	124	114
Class F, 0.658% 11/15/17 (d)(g)	95	86
Class G, 0.708% 11/15/17 (d)(g)	66	58
Series 2006-FL12 Class AJ, 0.338% 12/15/20 (d)(g)	1,560	1,450
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	3,121	3,225
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (d)	1,353	1,357
Class AJFX, 5.478% 2/5/19 (d)	3,272	3,278
Series 2006-C8 Class XP, 0.4662% 12/10/46 (g)(i)	9,253	46
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (g)	2,190	2,490
Series 2007-C3 Class A4, 5.6765% 6/15/39 (g)	16,488	18,791
Series 2006-C5 Class ASP, 0.6642% 12/15/39 (g)(i)	6,402	41
Series 2007-C5 Class A4, 5.695% 9/15/40 (g)	991	1,144
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.558% 4/15/22 (d)(g)	3,907	3,248
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.0678% 8/15/36 (g)(i)	$ 347	$ 0*
Series 2001-CKN5 Class AX, 1.5092% 9/15/34 (d)(g)(i)	1,231	2
Series 2006-C1 Class A3, 5.4101% 2/15/39 (g)	3,786	3,883
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.358% 2/15/22 (d)(g)	414	400
Class C:
0.378% 2/15/22 (d)(g)	1,180	1,097
0.478% 2/15/22 (d)(g)	421	392
Class F, 0.528% 2/15/22 (d)(g)	843	785
Series 2007-C1:
Class ASP, 0.3811% 2/15/40 (g)(i)	19,902	91
Class B, 5.487% 2/15/40 (d)(g)	1,677	238
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,416	15,352
Series 2001-1 Class X1, 1.6143% 5/15/33 (d)(g)(i)	846	11
Series 2007-C1 Class XP, 0.1588% 12/10/49 (g)(i)	15,689	39
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4% 11/5/21 (d)(g)	412	393
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	14,018	16,168
Series 2007-GG11 Class A1, 0.2399% 12/10/49 (d)(g)(i)	21,930	119
GS Mortgage Securities Corp. II floater:
Series 2006-FL8A:
Class E, 0.5885% 6/6/20 (d)(g)	197	197
Class F, 0.6585% 6/6/20 (d)(g)	528	528
Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (d)(g)	2,170	2,174
Class C, 2.0056% 3/6/20 (d)(g)	1,041	1,044
Class D, 2.2018% 3/6/20 (d)(g)	6,868	6,887
Class F, 2.6334% 3/6/20 (d)(g)	107	107
Class G, 2.7903% 3/6/20 (d)(g)	54	54
Class H, 3.3004% 3/6/20 (d)(g)	479	482
Class J, 4.0852% 3/6/20 (d)(g)	686	692
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	327	333
Series 2007-GG10 Class A2, 5.778% 8/10/45	245	246
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.378% 11/15/18 (d)(g)	$ 543	$ 526
Class C, 0.418% 11/15/18 (d)(g)	385	371
Class D, 0.438% 11/15/18 (d)(g)	152	144
Class E, 0.488% 11/15/18 (d)(g)	219	203
Class F, 0.538% 11/15/18 (d)(g)	263	232
Class G, 0.568% 11/15/18 (d)(g)	229	193
Class H, 0.708% 11/15/18 (d)(g)	219	176
sequential payer:
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (g)	329	345
Class A3, 5.336% 5/15/47	25,526	29,169
Series 2007-CB19 Class A4, 5.7282% 2/12/49 (g)	2,710	3,188
Series 2007-LD11 Class A4, 5.8131% 6/15/49 (g)	50,944	59,435
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	1,600	1,609
Series 2006-CB17 Class A3, 5.45% 12/12/43	251	251
Series 2007-CB18 Class A3, 5.447% 6/12/47 (g)	986	1,030
Series 2007-CB19:
Class B, 5.7282% 2/12/49 (g)	93	32
Class C, 5.7282% 2/12/49 (g)	245	66
Class D, 5.7282% 2/12/49 (g)	257	25
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (g)	90	7
Class ES, 5.5618% 1/15/49 (d)(g)	566	27
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	15	15
Series 2006-C6 Class A2, 5.262% 9/15/39 (g)	59	59
Series 2006-C7 Class A2, 5.3% 11/15/38	632	648
Series 2006-C6 Class XCP, 0.6752% 9/15/39 (g)(i)	5,268	31
Series 2007-C1 Class XCP, 0.4246% 2/15/40 (g)(i)	2,187	10
Series 2007-C7:
Class A3, 5.866% 9/15/45	1,162	1,394
Class XCP, 0.2789% 9/15/45 (g)(i)	86,055	509
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.438% 9/15/21 (d)(g)	351	334
Class E, 0.498% 9/15/21 (d)(g)	1,265	1,172
Class F, 0.548% 9/15/21 (d)(g)	723	652
Class G, 0.568% 9/15/21 (d)(g)	3,017	2,643
Class H, 0.608% 9/15/21 (d)(g)	369	310
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-CIP1 Class A2, 4.96% 7/12/38	$ 950	$ 969
Series 2005-LC1 Class F, 5.4357% 1/12/44 (d)(g)	953	641
Series 2006-C1 Class A2, 5.6401% 5/12/39 (g)	513	516
Series 2007-C1 Class A4, 5.847% 6/12/50 (g)	4,145	4,771
Series 2008-C1 Class A4, 5.69% 2/12/51	2,338	2,783
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.329% 12/12/49 (g)	98	98
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (g)	752	790
Series 2007-5:
Class A3, 5.364% 8/12/48	427	443
Class A4, 5.378% 8/12/48	46,472	53,039
Series 2007-6 Class A4, 5.485% 3/12/51 (g)	26,699	30,773
Series 2007-7 Class A4, 5.7277% 6/12/50 (g)	3,832	4,382
Series 2006-4 Class XP, 0.6166% 12/12/49 (g)(i)	18,646	228
Series 2007-6 Class B, 5.635% 3/12/51 (g)	1,095	230
Series 2007-7 Class B, 5.7277% 6/12/50 (g)	1,409	86
Series 2007-8 Class A3, 5.9492% 8/12/49 (g)	944	1,097
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.408% 7/15/19 (d)(g)	227	150
Series 2007-XLFA:
Class C, 0.368% 10/15/20 (d)(g)	629	583
Class D, 0.398% 10/15/20 (d)(g)	422	383
Class E, 0.458% 10/15/20 (d)(g)	528	465
Class F, 0.508% 10/15/20 (d)(g)	397	330
Class G, 0.548% 10/15/20 (d)(g)	491	382
Class H, 0.638% 10/15/20 (d)(g)	309	154
Class J, 0.788% 10/15/20 (d)(g)	179	63
sequential payer Series 2005-IQ9 Class A3, 4.54% 7/15/56	984	995
Series 2006-T23 Class A3, 5.8159% 8/12/41 (g)	559	583
Series 2007-HQ12 Class A4, 5.5763% 4/12/49 (g)	5,793	6,285
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (g)	19,062	22,104
Class B, 5.7272% 4/15/49 (g)	269	73
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.4875% 9/15/21 (d)(g)	1,099	989
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2006-WL7A:
Class F, 0.5475% 9/15/21 (d)(g)	$ 1,189	$ 1,046
Class G, 0.5675% 9/15/21 (d)(g)	1,126	968
Class J, 0.8075% 9/15/21 (d)(g)	314	230
Series 2007-WHL8:
Class F, 0.688% 6/15/20 (d)(g)	2,710	2,033
Class LXR1, 0.908% 6/15/20 (d)(g)	168	146
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	2,908	3,024
Series 2007-C30:
Class A3, 5.246% 12/15/43	349	363
Class A4, 5.305% 12/15/43	322	347
Class A5, 5.342% 12/15/43	38,022	43,583
Series 2007-C31:
Class A4, 5.509% 4/15/47	13,280	15,350
Class A5, 5.5% 4/15/47	7,650	8,549
Series 2007-C32 Class A3, 5.7501% 6/15/49 (g)	45,421	53,049
Series 2007-C33 Class A4, 5.9225% 2/15/51 (g)	7,536	8,919
Series 2003-C6 Class G, 5.125% 8/15/35 (d)(g)	652	660
Series 2005-C19 Class B, 4.892% 5/15/44	1,095	1,160
Series 2005-C22:
Class B, 5.3835% 12/15/44 (g)	2,428	1,659
Class F, 5.3835% 12/15/44 (d)(g)	1,826	394
Series 2007-C30 Class XP, 0.4742% 12/15/43 (d)(g)(i)	11,490	70
Series 2007-C31 Class C, 5.6818% 4/15/47 (g)	4,515	1,038
Series 2007-C31A Class A2, 5.421% 4/15/47	2,195	2,260
Series 2007-C32:
Class D, 5.7501% 6/15/49 (g)	823	207
Class E, 5.7501% 6/15/49 (g)	1,297	305
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $467,542)		511,904
Municipal Securities - 1.1%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (g)	1,835	1,897
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,000	1,397
7.3% 10/1/39	790	1,097
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California Gen. Oblig.: - continued
7.5% 4/1/34	$ 6,270	$ 8,760
7.55% 4/1/39	5,955	8,602
7.6% 11/1/40	14,085	20,645
7.625% 3/1/40	2,175	3,152
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	795	1,048
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	14,290	14,419
Series 2010-1, 6.63% 2/1/35	3,440	3,990
Series 2010-3:
6.725% 4/1/35	5,880	6,888
7.35% 7/1/35	1,925	2,373
Series 2011, 5.877% 3/1/19	930	1,072
TOTAL MUNICIPAL SECURITIES (Cost $70,835)		75,340
Fixed-Income Funds - 19.3%
	Shares
Fidelity Mortgage Backed Securities Central Fund (h)	10,223,232	1,119,342
Fidelity Specialized High Income Central Fund (h)	2,020,151	213,712
TOTAL FIXED-INCOME FUNDS (Cost $1,262,541)		1,333,054
Money Market Funds - 6.8%

Fidelity Cash Central Fund, 0.19% (a) (Cost $472,115)	472,114,654	472,115
TOTAL INVESTMENT PORTFOLIO - 107.4% (Cost $7,185,302)		7,436,612
NET OTHER ASSETS (LIABILITIES) - (7.4)%		(513,675)
NET ASSETS - 100%		$ 6,922,937
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 12/1/42	$ (100)	$ (105)
3.5% 12/1/42	(7,600)	(8,109)
3.5% 12/1/42	(700)	(747)
3.5% 12/1/42	(10,000)	(10,670)
3.5% 12/1/42	(10,000)	(10,670)
3.5% 12/1/42	(11,300)	(12,057)
3.5% 12/1/42	(6,900)	(7,363)
4% 12/1/42	(4,300)	(4,607)
4% 12/1/42	(20,700)	(22,177)
4% 12/1/42	(9,100)	(9,749)
4% 12/1/42	(15,900)	(17,035)
4.5% 12/1/42	(30,600)	(32,981)
4.5% 12/1/42	(20,500)	(22,095)
4.5% 1/1/43	(10,100)	(10,880)
5% 12/1/42	(6,000)	(6,502)
5% 12/1/42	(2,500)	(2,709)
TOTAL FANNIE MAE		(178,456)
Freddie Mac
3.5% 12/1/42	(4,600)	(4,892)
3.5% 12/1/42	(3,000)	(3,190)
3.5% 12/1/42	(4,600)	(4,892)
5% 12/1/42	(4,000)	(4,294)
TOTAL FREDDIE MAC		(17,268)
Ginnie Mae
3.5% 12/1/42	(7,400)	(8,054)
TOTAL TBA SALE COMMITMENTS (Proceeds $203,633)		$ (203,778)
Swap Agreements
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)(000s)	Value (000s)(1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Buy Protection
Deutsche Bank AG		Dec. 2018	Credit Suisse First Boston	(1%)	$ 6,500	$ 82	$ (413)	$ (331)
Deutsche Bank AG		Mar. 2019	JPMorgan Chase, Inc.	(1%)	4,085	58	(302)	(244)
National Australia Bank Ltd		Dec. 2018	Credit Suisse First Boston	(1%)	6,500	301	(690)	(389)
National Australia Bank Ltd		Dec. 2018	Credit Suisse First Boston	(1%)	6,500	300	(591)	(291)
Societe Generale		Dec. 2017	Credit Suisse First Boston	(3%)	3,825	(212)	60	(152)
Societe Generale		Dec. 2017	Credit Suisse First Boston	(3%)	3,823	(212)	159	(53)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse First Boston	(1%)	5,500	157	(132)	25
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse First Boston	(1%)	3,823	109	(207)	(98)
TOTAL BUY PROTECTION						583	(2,116)	(1,533)
Sell Protection
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse First Boston	0.15%	2,484	(2,360)	75	(2,285)
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse First Boston	0.15%	6,751	(6,413)	198	(6,215)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	1,512	(1,437)	47	(1,390)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	5,049	(4,797)	152	(4,645)
ABX AA 07-1 Index	C	Sep. 2037	Morgan Stanley, Inc.	0.15%	2,754	(2,616)	90	(2,526)
ABX AA 07-1 Index	C	Sep. 2037	UBS	0.15%	4,509	(4,284)	133	(4,151)
Countrywide Home Loans Inc Series 2003-BC1 Class B1	Ca	Apr. 2032	Merrill Lynch, Inc.	4.29%	186	(11)	0	(11)
Swap Agreements - continued
Credit Default Swaps - continued
Underlying Reference	Rating (1)	Expiration Date	Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)(000s)	Value (000s)(1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sell Protection - continued
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley, Inc.	5.10%	$ 502	$ (402)	$ 0	$ (402)
Morgan Stanley ABS Capital I Inc Series 2004-NC6 Class M3	Ca	Aug. 2034	UBS	1.545%	486	(128)	0	(128)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	3.05%	635	(167)	0	(167)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class M6	C	Oct. 2034	UBS	0.85%	481	(79)	0	(79)
TOTAL SELL PROTECTION						(22,694)	695	(21,999)
TOTAL CREDIT DEFAULT SWAPS						$ (22,111)	$ (1,421)	$ (23,532)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk. Ratings are from Moodys Investors Service, Inc. Where Moodys® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $255,888,000 or 3.7% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $26,894,000.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 195
Fidelity Mortgage Backed Securities Central Fund	4,834
Fidelity Specialized High Income Central Fund	2,407
Total	$ 7,436
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 777,934	$ 344,773	$ -	$ 1,119,342	7.5%
Fidelity Specialized High Income Central Fund	140,165	72,402	-	213,712	62.1%
Total	$ 918,099	$ 417,175	$ -	$ 1,333,054
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,291,288	$ -	$ 1,291,288	$ -
U.S. Government and Government Agency Obligations	2,250,866	-	2,250,866	-
U.S. Government Agency - Mortgage Securities	1,162,101	-	1,162,101	-
Asset-Backed Securities	18,680	-	12,161	6,519
Collateralized Mortgage Obligations	321,264	-	321,193	71
Commercial Mortgage Securities	511,904	-	511,754	150
Municipal Securities	75,340	-	75,340	-
Fixed-Income Funds	1,333,054	1,333,054	-	-
Money Market Funds	472,115	472,115	-	-
Total Investments in Securities:	$ 7,436,612	$ 1,805,169	$ 5,624,703	$ 6,740
Derivative Instruments:
Assets
Swap Agreements	$ 1,007	$ -	$ 1,007	$ -
Liabilities
Swap Agreements	$ (23,118)	$ -	$ (23,118)	$ -
Total Derivative Instruments:	$ (22,111)	$ -	$ (22,111)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (203,778)	$ -	$ (203,778)	$ -
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $7,235,512,000. Net unrealized appreciation aggregated $201,100,000, of which $230,782,000 related to appreciated investment securities and $29,682,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Credit default swaps are marked-to-market daily. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The Fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to close out a credit default swap in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as credit default swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivatives contracts under an ISDA Master Agreement exceed certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than the counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Investment Grade
Bond Fund -

November 30, 2012

1.873111.104

LIG-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 21.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.6%
Diversified Consumer Services - 0.1%
Cornell Univ. 5.45% 2/1/19	$ 5,740,000	$ 6,975,076
Trustees of Princeton Univ. 5.7% 3/1/39	8,900,000	12,186,147
		19,161,223
Media - 1.5%
Comcast Corp.:
4.65% 7/15/42	17,537,000	18,546,395
4.95% 6/15/16	9,131,000	10,344,793
5.15% 3/1/20	1,226,000	1,463,504
5.7% 5/15/18	12,823,000	15,577,547
5.9% 3/15/16	3,813,000	4,408,850
6.4% 3/1/40	10,415,000	13,593,825
6.45% 3/15/37	4,665,000	6,045,952
6.55% 7/1/39	10,000,000	13,245,670
COX Communications, Inc.:
3.25% 12/15/22 (d)	9,297,000	9,403,441
4.625% 6/1/13	3,122,000	3,185,689
Discovery Communications LLC:
3.7% 6/1/15	11,423,000	12,201,443
6.35% 6/1/40	10,151,000	12,936,546
NBCUniversal Media LLC:
3.65% 4/30/15	6,432,000	6,860,358
5.15% 4/30/20	28,753,000	34,201,981
6.4% 4/30/40	13,528,000	17,313,527
News America Holdings, Inc. 7.75% 12/1/45	6,709,000	9,457,543
News America, Inc.:
6.15% 3/1/37	8,831,000	10,782,271
6.15% 2/15/41	23,330,000	29,294,245
Time Warner Cable, Inc.:
4.5% 9/15/42	18,473,000	17,985,812
6.2% 7/1/13	3,242,000	3,344,583
6.75% 7/1/18	23,280,000	29,141,555
Time Warner, Inc.:
3.15% 7/15/15	12,747,000	13,528,327
5.375% 10/15/41	22,803,000	25,712,275
5.875% 11/15/16	4,039,000	4,754,384
6.2% 3/15/40	15,555,000	19,444,512
6.5% 11/15/36	6,573,000	8,246,985
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.:
3.5% 4/1/17	$ 15,103,000	$ 16,376,878
6.75% 10/5/37	3,475,000	4,590,141
		371,989,032
TOTAL CONSUMER DISCRETIONARY		391,150,255
CONSUMER STAPLES - 1.2%
Beverages - 0.4%
Beam, Inc.:
1.875% 5/15/17	5,035,000	5,168,861
3.25% 5/15/22	5,971,000	6,238,859
Bottling Group LLC 6.95% 3/15/14	2,000,000	2,160,316
Diageo Capital PLC 5.2% 1/30/13	1,963,000	1,977,485
FBG Finance Ltd. 5.125% 6/15/15 (d)	11,614,000	12,805,620
Fortune Brands, Inc.:
5.375% 1/15/16	2,195,000	2,466,254
5.875% 1/15/36	3,851,000	4,542,609
6.375% 6/15/14	7,984,000	8,639,375
Heineken NV:
1.4% 10/1/17 (d)	12,431,000	12,455,240
2.75% 4/1/23 (d)	12,988,000	12,853,990
4% 10/1/42 (d)	4,163,000	4,019,264
SABMiller Holdings, Inc. 3.75% 1/15/22 (d)	16,792,000	18,212,973
		91,540,846
Food & Staples Retailing - 0.0%
Walgreen Co. 1.8% 9/15/17	10,241,000	10,354,593
Food Products - 0.3%
General Mills, Inc. 5.2% 3/17/15	2,184,000	2,407,578
Kraft Foods, Inc.:
5.375% 2/10/20	17,135,000	20,836,400
6.125% 2/1/18	11,078,000	13,556,270
6.5% 8/11/17	28,164,000	34,597,897
6.5% 2/9/40	4,830,000	6,519,375
6.75% 2/19/14	1,258,000	1,349,031
		79,266,551
Tobacco - 0.5%
Altria Group, Inc.:
2.85% 8/9/22	16,563,000	16,388,227
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - continued
Altria Group, Inc.: - continued
4.25% 8/9/42	$ 17,043,000	$ 16,888,710
9.25% 8/6/19	1,547,000	2,153,990
9.7% 11/10/18	14,756,000	20,818,960
Philip Morris International, Inc.:
4.875% 5/16/13	3,627,000	3,698,118
5.65% 5/16/18	2,251,000	2,749,986
Reynolds American, Inc.:
3.25% 11/1/22	12,809,000	13,019,759
4.75% 11/1/42	19,792,000	20,032,156
6.75% 6/15/17	10,391,000	12,689,739
7.25% 6/15/37	15,680,000	20,785,753
		129,225,398
TOTAL CONSUMER STAPLES		310,387,388
ENERGY - 3.2%
Energy Equipment & Services - 0.5%
DCP Midstream LLC:
4.75% 9/30/21 (d)	21,176,000	22,644,301
5.35% 3/15/20 (d)	11,804,000	13,063,015
6.75% 9/15/37 (d)	2,991,000	3,606,718
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	17,654,000	19,011,398
5% 10/1/21	13,430,000	15,266,405
6.5% 4/1/20	2,078,000	2,527,505
FMC Technologies, Inc.:
2% 10/1/17	3,091,000	3,125,400
3.45% 10/1/22	5,602,000	5,737,070
Transocean, Inc.:
5.05% 12/15/16	13,734,000	15,286,340
6.375% 12/15/21	18,136,000	21,898,458
Weatherford International Ltd.:
4.95% 10/15/13	2,431,000	2,507,550
5.15% 3/15/13	7,716,000	7,799,865
		132,474,025
Oil, Gas & Consumable Fuels - 2.7%
Anadarko Petroleum Corp.:
5.95% 9/15/16	1,367,000	1,585,307
6.375% 9/15/17	42,765,000	51,338,998
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Apache Corp. 4.75% 4/15/43	$ 16,072,000	$ 17,555,944
Canadian Natural Resources Ltd. 5.15% 2/1/13	6,276,000	6,320,265
ConocoPhillips 5.75% 2/1/19	12,956,000	16,081,933
DCP Midstream Operating LP 2.5% 12/1/17	11,492,000	11,476,945
Duke Capital LLC 6.25% 2/15/13	699,000	706,378
Duke Energy Field Services:
5.375% 10/15/15 (d)	1,706,000	1,824,750
6.45% 11/3/36 (d)	7,882,000	9,156,567
El Paso Natural Gas Co. 5.95% 4/15/17	1,304,000	1,517,578
Enbridge Energy Partners LP 4.2% 9/15/21	24,752,000	26,758,199
Encana Corp. 4.75% 10/15/13	930,000	961,461
Encana Holdings Finance Corp. 5.8% 5/1/14	4,029,000	4,301,147
Enterprise Products Operating LP:
5.6% 10/15/14	1,361,000	1,478,249
5.65% 4/1/13	487,000	494,161
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (d)	9,551,000	11,311,049
Marathon Petroleum Corp. 5.125% 3/1/21	20,728,000	24,357,701
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (d)	17,029,000	17,876,465
Motiva Enterprises LLC:
5.75% 1/15/20 (d)	6,844,000	8,351,473
6.85% 1/15/40 (d)	8,433,000	11,678,432
Nakilat, Inc. 6.067% 12/31/33 (d)	5,435,000	6,657,875
Nexen, Inc. 5.2% 3/10/15	1,267,000	1,374,857
Pemex Project Funding Master Trust 1.0183% 12/3/12 (d)(f)	4,867,000	4,867,000
Petro-Canada 6.05% 5/15/18	2,920,000	3,562,858
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	17,613,000	18,659,617
5.375% 1/27/21	33,457,000	37,625,408
5.75% 1/20/20	28,496,000	32,553,346
7.875% 3/15/19	14,377,000	18,026,055
Petroleos Mexicanos:
4.875% 1/24/22	17,019,000	19,231,470
5.5% 1/21/21	21,149,000	24,744,330
5.5% 6/27/44	23,000,000	25,185,000
6% 3/5/20	1,813,000	2,177,413
6.5% 6/2/41	26,585,000	33,430,638
Phillips 66:
4.3% 4/1/22 (d)	21,152,000	23,416,491
5.875% 5/1/42 (d)	18,112,000	21,733,531
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	$ 23,890,000	$ 25,481,385
3.95% 9/15/15	8,916,000	9,633,658
6.125% 1/15/17	5,000,000	5,903,635
Ras Laffan Liquefied Natural Gas Co. Ltd. III 6.75% 9/30/19 (d)	6,109,000	7,666,795
Rockies Express Pipeline LLC 6.25% 7/15/13 (d)	3,795,000	3,889,875
Southeast Supply Header LLC 4.85% 8/15/14 (d)	1,033,000	1,079,134
Spectra Energy Capital, LLC 5.65% 3/1/20	15,101,000	18,126,047
Spectra Energy Partners, LP:
2.95% 6/15/16	3,790,000	3,904,454
4.6% 6/15/21	4,954,000	5,426,944
Suncor Energy, Inc. 6.1% 6/1/18	9,550,000	11,677,014
Talisman Energy, Inc. yankee 6.25% 2/1/38	4,604,000	5,531,490
Texas Eastern Transmission LP 6% 9/15/17 (d)	12,691,000	15,309,052
TransCapitalInvest Ltd. 5.67% 3/5/14 (d)	5,304,000	5,574,133
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	2,800,000	3,262,249
Western Gas Partners LP 5.375% 6/1/21	27,148,000	31,137,399
Williams Partners LP 4.125% 11/15/20	4,302,000	4,716,360
XTO Energy, Inc. 6.25% 8/1/17	4,098,000	5,114,894
		661,813,409
TOTAL ENERGY		794,287,434
FINANCIALS - 10.0%
Capital Markets - 1.3%
BlackRock, Inc. 4.25% 5/24/21	5,250,000	5,970,510
Goldman Sachs Group, Inc.:
5.25% 7/27/21	17,979,000	20,543,992
5.75% 1/24/22	48,787,000	57,867,139
5.95% 1/18/18	9,760,000	11,293,120
6% 6/15/20	16,000,000	18,956,992
6.15% 4/1/18	10,942,000	12,778,834
6.75% 10/1/37	13,332,000	14,808,852
Lazard Group LLC:
6.85% 6/15/17	7,532,000	8,696,575
7.125% 5/15/15	8,656,000	9,597,695
Merrill Lynch & Co., Inc.:
6.11% 1/29/37	8,583,000	9,505,655
6.875% 4/25/18	9,961,000	11,979,019
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley:
4.75% 4/1/14	$ 6,943,000	$ 7,186,116
4.875% 11/1/22	44,713,000	46,524,771
5.625% 9/23/19	16,919,000	19,070,420
5.75% 1/25/21	24,680,000	28,176,613
6% 4/28/15	3,982,000	4,338,819
6.625% 4/1/18	9,869,000	11,490,566
7.3% 5/13/19	22,127,000	26,842,308
		325,627,996
Commercial Banks - 1.5%
Bank of America NA 5.3% 3/15/17	11,902,000	13,303,008
Credit Suisse 6% 2/15/18	27,227,000	31,371,358
Discover Bank:
7% 4/15/20	9,043,000	11,337,001
8.7% 11/18/19	3,837,000	5,082,241
Fifth Third Bancorp:
4.5% 6/1/18	2,562,000	2,834,638
8.25% 3/1/38	12,528,000	18,154,087
Fifth Third Bank 4.75% 2/1/15	2,013,000	2,162,171
Fifth Third Capital Trust IV 6.5% 4/15/67 (f)	11,258,000	11,286,145
HBOS PLC 6.75% 5/21/18 (d)	4,594,000	4,881,125
Huntington Bancshares, Inc. 7% 12/15/20	4,459,000	5,432,716
JPMorgan Chase Bank 6% 10/1/17	6,068,000	7,185,040
KeyBank NA:
5.45% 3/3/16	10,925,000	12,270,894
5.8% 7/1/14	14,023,000	15,058,823
6.95% 2/1/28	3,200,000	3,874,886
Marshall & Ilsley Bank:
4.85% 6/16/15	7,539,000	8,112,281
5% 1/17/17	23,263,000	25,892,231
Regions Bank:
6.45% 6/26/37	33,860,000	35,299,050
7.5% 5/15/18	32,518,000	39,021,600
Regions Financial Corp.:
5.75% 6/15/15	3,253,000	3,513,240
7.75% 11/10/14	8,459,000	9,326,048
Royal Bank of Scotland Group PLC 6.125% 12/15/22	25,158,000	25,780,082
UnionBanCal Corp. 5.25% 12/16/13	925,000	963,625
Wachovia Bank NA 5.85% 2/1/37	7,795,000	9,909,861
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Wachovia Corp.:
4.875% 2/15/14	$ 734,000	$ 765,703
5.625% 10/15/16	14,742,000	16,973,954
5.75% 6/15/17	2,050,000	2,436,134
5.75% 2/1/18	4,000,000	4,818,680
Wells Fargo & Co.:
3.625% 4/15/15	8,996,000	9,579,562
3.676% 6/15/16	26,564,000	28,917,703
Wells Fargo Bank NA 5.95% 8/26/36	4,694,000	6,041,812
		371,585,699
Consumer Finance - 0.7%
Discover Financial Services:
3.85% 11/21/22 (d)	13,529,000	13,622,499
5.2% 4/27/22	16,852,000	18,918,712
6.45% 6/12/17	16,773,000	19,698,932
General Electric Capital Corp.:
2.25% 11/9/15	18,930,000	19,569,872
2.95% 5/9/16	5,375,000	5,688,443
3.5% 6/29/15	5,553,000	5,901,851
4.625% 1/7/21	16,818,000	19,069,762
5.625% 9/15/17	3,505,000	4,135,753
5.625% 5/1/18	10,000,000	11,911,630
6% 8/7/19	22,000,000	26,891,744
Hyundai Capital America:
1.625% 10/2/15 (d)	7,826,000	7,880,195
2.125% 10/2/17 (d)	8,655,000	8,761,076
		162,050,469
Diversified Financial Services - 2.0%
Bank of America Corp.:
3.875% 3/22/17	10,761,000	11,699,704
5.65% 5/1/18	16,400,000	18,998,268
5.75% 12/1/17	32,792,000	37,914,635
5.875% 1/5/21	5,000,000	5,971,010
6.5% 8/1/16	11,950,000	13,878,348
BP Capital Markets PLC:
3.625% 5/8/14	1,176,000	1,226,397
4.742% 3/11/21	12,000,000	14,079,828
Capital One Capital V 10.25% 8/15/39	22,477,000	22,589,385
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.:
3.953% 6/15/16	$ 21,787,000	$ 23,470,068
4.75% 5/19/15	40,390,000	43,640,547
5.875% 1/30/42	20,000,000	24,879,420
6.125% 5/15/18	9,716,000	11,625,029
6.5% 8/19/13	20,989,000	21,819,850
General Electric Capital Corp. 5.3% 2/11/21	19,600,000	22,685,471
JPMorgan Chase & Co.:
3.15% 7/5/16	25,000,000	26,498,425
3.25% 9/23/22	24,117,000	24,923,617
4.25% 10/15/20	30,000,000	33,281,850
4.35% 8/15/21	52,137,000	58,393,023
4.5% 1/24/22	26,587,000	30,056,391
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (d)	17,623,000	17,883,662
TECO Finance, Inc.:
4% 3/15/16	9,634,000	10,350,741
5.15% 3/15/20	11,097,000	13,029,365
		488,895,034
Insurance - 1.7%
Allstate Corp. 6.2% 5/16/14	7,894,000	8,515,653
American International Group, Inc. 4.875% 9/15/16	15,786,000	17,668,607
Aon Corp.:
3.125% 5/27/16	20,350,000	21,537,463
3.5% 9/30/15	6,878,000	7,267,219
5% 9/30/20	5,687,000	6,561,672
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,857,000	6,277,216
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(f)	11,133,000	11,411,325
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	22,972,000	26,133,315
5.375% 3/15/17	546,000	621,221
6.625% 4/15/42	8,246,000	10,320,562
Liberty Mutual Group, Inc.:
5% 6/1/21 (d)	23,174,000	25,147,544
6.5% 3/15/35 (d)	2,797,000	3,056,836
6.7% 8/15/16 (d)	6,494,000	7,465,866
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	13,119,000	14,941,255
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (d)	11,809,000	13,892,356
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
MetLife, Inc.:
1.756% 12/15/17 (c)	$ 10,401,000	$ 10,570,505
3.048% 12/15/22	21,302,000	21,788,793
4.75% 2/8/21	6,004,000	6,979,680
5% 6/15/15	813,000	897,974
6.75% 6/1/16	9,220,000	11,012,930
Metropolitan Life Global Funding I 5.125% 6/10/14 (d)	8,554,000	9,123,004
Monumental Global Funding III 5.5% 4/22/13 (d)	3,073,000	3,130,748
New York Life Global Funding 4.65% 5/9/13 (d)	3,983,000	4,056,606
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (d)	10,230,000	13,401,546
Pacific Life Insurance Co. 9.25% 6/15/39 (d)	11,401,000	16,182,317
Pacific LifeCorp 6% 2/10/20 (d)	12,051,000	13,568,860
Prudential Financial, Inc.:
4.5% 11/16/21	12,469,000	13,941,489
4.75% 9/17/15	13,500,000	14,872,694
5.15% 1/15/13	3,765,000	3,784,970
5.8% 11/16/41	16,300,000	19,108,702
6.2% 11/15/40	7,705,000	9,390,415
7.375% 6/15/19	3,820,000	4,878,010
Symetra Financial Corp. 6.125% 4/1/16 (d)	11,250,000	12,238,695
Unum Group:
5.625% 9/15/20	18,528,000	21,233,699
5.75% 8/15/42	23,243,000	25,149,484
7.125% 9/30/16	1,654,000	1,956,249
		418,085,480
Real Estate Investment Trusts - 1.2%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	6,540,000	7,033,907
AvalonBay Communities, Inc.:
4.95% 3/15/13	5,057,000	5,111,489
5.375% 4/15/14	2,899,000	3,061,872
Boston Properties, Inc. 3.85% 2/1/23	27,063,000	28,744,695
BRE Properties, Inc. 5.5% 3/15/17	1,861,000	2,121,953
Camden Property Trust 5.375% 12/15/13	5,530,000	5,763,327
DDR Corp. 4.625% 7/15/22	16,238,000	17,663,696
Developers Diversified Realty Corp.:
4.75% 4/15/18	21,321,000	23,591,516
7.5% 4/1/17	9,638,000	11,596,673
Duke Realty LP:
3.875% 10/15/22	17,703,000	18,071,753
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
4.375% 6/15/22	$ 13,477,000	$ 14,277,493
4.625% 5/15/13	1,515,000	1,540,650
5.4% 8/15/14	7,848,000	8,362,523
5.5% 3/1/16	10,207,000	11,302,007
5.95% 2/15/17	9,023,000	10,329,224
6.25% 5/15/13	9,938,000	10,170,967
6.5% 1/15/18	12,019,000	14,117,626
6.75% 3/15/20	1,066,000	1,289,409
8.25% 8/15/19	5,060,000	6,477,387
Equity One, Inc.:
3.75% 11/15/22	30,646,000	30,604,076
5.375% 10/15/15	2,580,000	2,826,638
6% 9/15/17	3,467,000	3,991,900
6.25% 1/15/17	2,204,000	2,519,553
Equity Residential 5.125% 3/15/16	8,850,000	9,884,839
Federal Realty Investment Trust:
5.4% 12/1/13	3,666,000	3,828,866
5.9% 4/1/20	3,969,000	4,730,199
6.2% 1/15/17	1,491,000	1,739,624
Health Care REIT, Inc. 2.25% 3/15/18	7,590,000	7,586,592
HRPT Properties Trust:
5.75% 11/1/15	4,573,000	4,876,441
6.25% 6/15/17	861,000	945,557
6.65% 1/15/18	3,483,000	3,930,015
UDR, Inc. 5.5% 4/1/14	17,798,000	18,774,434
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,548,000	1,669,035
Washington (REIT) 5.25% 1/15/14	907,000	942,787
Weingarten Realty Investors 3.375% 10/15/22	4,634,000	4,637,443
		304,116,166
Real Estate Management & Development - 1.6%
AMB Property LP:
5.9% 8/15/13	5,754,000	5,919,111
6.3% 6/1/13	4,012,000	4,101,797
BioMed Realty LP:
3.85% 4/15/16	19,180,000	20,354,506
4.25% 7/15/22	10,332,000	10,890,217
6.125% 4/15/20	5,563,000	6,536,269
Brandywine Operating Partnership LP:
4.95% 4/15/18	3,825,000	4,180,205
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Brandywine Operating Partnership LP: - continued
5.7% 5/1/17	$ 6,890,000	$ 7,740,502
7.5% 5/15/15	1,103,000	1,242,771
Colonial Properties Trust 5.5% 10/1/15	12,454,000	13,563,651
Colonial Realty LP 6.05% 9/1/16	3,862,000	4,332,442
Digital Realty Trust LP:
4.5% 7/15/15	7,544,000	8,086,338
5.25% 3/15/21	10,656,000	11,891,435
ERP Operating LP:
4.625% 12/15/21	31,142,000	35,109,771
4.75% 7/15/20	31,427,000	35,450,379
5.375% 8/1/16	4,428,000	5,026,223
5.75% 6/15/17	24,188,000	28,662,296
Liberty Property LP:
4.125% 6/15/22	11,558,000	12,205,156
4.75% 10/1/20	17,245,000	18,828,539
5.125% 3/2/15	1,706,000	1,842,992
5.5% 12/15/16	4,865,000	5,549,515
6.625% 10/1/17	12,549,000	15,102,709
Mack-Cali Realty LP:
2.5% 12/15/17	17,302,000	17,335,497
4.5% 4/18/22	7,126,000	7,603,763
7.75% 8/15/19	1,973,000	2,467,290
Post Apartment Homes LP:
3.375% 12/1/22	4,560,000	4,604,916
6.3% 6/1/13	7,452,000	7,664,650
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	9,526,000	10,049,225
5.5% 1/15/14 (d)	4,958,000	5,112,992
5.7% 4/15/17 (d)	2,366,000	2,578,921
Reckson Operating Partnership LP 6% 3/31/16	1,066,000	1,175,011
Regency Centers LP:
4.95% 4/15/14	427,000	447,953
5.25% 8/1/15	1,490,000	1,629,834
5.875% 6/15/17	789,000	918,558
Simon Property Group LP:
2.8% 1/30/17	4,731,000	5,026,248
4.125% 12/1/21	13,242,000	14,898,866
4.2% 2/1/15	5,265,000	5,595,221
5.1% 6/15/15	6,421,000	7,097,915
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP:
6.125% 6/1/20	$ 24,577,000	$ 29,391,856
6.15% 11/15/15	9,801,000	11,162,398
		391,377,938
TOTAL FINANCIALS		2,461,738,782
HEALTH CARE - 1.3%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41	23,000,000	26,173,862
Celgene Corp. 2.45% 10/15/15	1,728,000	1,796,297
		27,970,159
Health Care Providers & Services - 0.7%
Aetna, Inc.:
1.5% 11/15/17	3,025,000	3,050,837
2.75% 11/15/22	12,207,000	12,252,544
4.125% 11/15/42	6,814,000	6,826,476
Aristotle Holding, Inc. 4.75% 11/15/21 (d)	31,840,000	36,407,862
Coventry Health Care, Inc.:
5.95% 3/15/17	1,221,000	1,428,249
6.3% 8/15/14	2,529,000	2,741,072
Express Scripts, Inc.:
3.125% 5/15/16	19,250,000	20,364,055
6.25% 6/15/14	3,291,000	3,557,545
Medco Health Solutions, Inc.:
2.75% 9/15/15	3,314,000	3,460,933
4.125% 9/15/20	11,062,000	12,139,660
UnitedHealth Group, Inc.:
2.75% 2/15/23	4,066,000	4,124,229
3.95% 10/15/42	5,569,000	5,516,724
WellPoint, Inc.:
3.3% 1/15/23	24,970,000	25,667,662
4.65% 1/15/43	26,594,000	27,852,455
		165,390,303
Pharmaceuticals - 0.5%
AbbVie, Inc.:
1.75% 11/6/17 (d)	24,562,000	24,901,201
2.9% 11/6/22 (d)	25,191,000	25,701,546
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
AbbVie, Inc.: - continued
4.4% 11/6/42 (d)	$ 24,602,000	$ 26,025,029
Pfizer, Inc. 6.2% 3/15/19	10,000,000	12,760,130
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	8,155,000	8,305,093
3.25% 10/1/22	12,177,000	12,514,522
4.625% 10/1/42	7,345,000	7,735,240
5% 8/15/14	2,028,000	2,166,772
		120,109,533
TOTAL HEALTH CARE		313,469,995
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (d)	1,610,000	1,695,148
6.375% 6/1/19 (d)	9,485,000	11,411,849
United Technologies Corp. 4.5% 6/1/42	24,308,000	27,572,321
		40,679,318
Airlines - 0.1%
Continental Airlines, Inc.:
4% 4/29/26	10,972,000	11,561,745
6.545% 8/2/20	946,693	1,046,095
6.648% 3/15/19	3,126,464	3,329,684
6.795% 2/2/20	346,717	363,602
6.9% 7/2/19	947,878	1,023,708
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	3,424,968	3,570,529
8.36% 1/20/19	7,554,793	8,272,499
		29,167,862
Industrial Conglomerates - 0.1%
General Electric Co.:
4.125% 10/9/42	18,878,000	19,642,823
5.25% 12/6/17	8,512,000	10,068,351
		29,711,174
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (f)	2,599,000	2,946,616
TOTAL INDUSTRIALS		102,504,970
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
5.95% 1/15/14	$ 8,642,000	$ 9,138,232
6.55% 10/1/17	3,075,000	3,682,454
		12,820,686
Office Electronics - 0.0%
Xerox Corp. 4.25% 2/15/15	1,037,000	1,090,852
TOTAL INFORMATION TECHNOLOGY		13,911,538
MATERIALS - 0.6%
Chemicals - 0.3%
The Dow Chemical Co.:
4.125% 11/15/21	19,768,000	21,512,842
4.25% 11/15/20	10,672,000	11,794,460
4.375% 11/15/42	9,115,000	8,966,681
7.6% 5/15/14	27,938,000	30,618,064
		72,892,047
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	2,557,000	2,877,195
Metals & Mining - 0.3%
Anglo American Capital PLC 9.375% 4/8/14 (d)	9,430,000	10,419,207
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (d)	22,911,000	24,846,980
Vale Overseas Ltd.:
4.375% 1/11/22	22,000,000	23,284,338
6.25% 1/23/17	3,240,000	3,740,651
		62,291,176
TOTAL MATERIALS		138,060,418
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
4.35% 6/15/45 (d)	11,383,000	11,375,146
5.35% 9/1/40	8,247,000	9,576,466
5.55% 8/15/41	30,000,000	35,899,800
6.3% 1/15/38	40,737,000	52,178,842
BellSouth Capital Funding Corp. 7.875% 2/15/30	193,000	257,718
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
CenturyLink, Inc.:
6.15% 9/15/19	$ 7,618,000	$ 8,407,339
6.45% 6/15/21	11,450,000	12,577,699
Deutsche Telekom International Financial BV 5.875% 8/20/13	4,299,000	4,451,795
Embarq Corp.:
7.082% 6/1/16	3,007,000	3,529,719
7.995% 6/1/36	7,935,000	8,640,874
Telefonica Emisiones S.A.U. 5.462% 2/16/21	8,865,000	8,997,975
Verizon Communications, Inc.:
5.25% 4/15/13	3,032,000	3,084,523
6.1% 4/15/18	23,353,000	28,923,344
6.35% 4/1/19	7,155,000	9,133,264
6.9% 4/15/38	18,370,000	26,121,148
		223,155,652
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de C.V.:
2.375% 9/8/16	29,726,000	31,052,463
3.125% 7/16/22	16,205,000	16,623,867
3.625% 3/30/15	2,060,000	2,193,750
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
5.15% 3/15/42	8,464,000	8,483,713
5.875% 10/1/19	16,408,000	19,491,687
6.35% 3/15/40	5,301,000	6,044,900
Vodafone Group PLC 5% 12/16/13	3,204,000	3,348,407
		87,238,787
TOTAL TELECOMMUNICATION SERVICES		310,394,439
UTILITIES - 2.1%
Electric Utilities - 1.1%
Ameren Illinois Co. 6.125% 11/15/17	289,000	349,275
AmerenUE 6.4% 6/15/17	5,870,000	7,223,487
American Electric Power Co., Inc.:
1.65% 12/15/17	10,104,000	10,129,260
2.95% 12/15/22	9,568,000	9,604,311
Cleveland Electric Illuminating Co. 5.65% 12/15/13	10,449,000	10,938,368
Duke Capital LLC 5.668% 8/15/14	8,362,000	9,010,180
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (d)	15,117,000	18,131,829
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Duquesne Light Holdings, Inc.: - continued
6.4% 9/15/20 (d)	$ 26,489,000	$ 32,273,138
Edison International 3.75% 9/15/17	9,811,000	10,702,653
Enel Finance International SA 5.7% 1/15/13 (d)	581,000	584,487
FirstEnergy Corp. 7.375% 11/15/31	26,676,000	34,944,706
FirstEnergy Solutions Corp.:
4.8% 2/15/15	3,098,000	3,337,101
6.05% 8/15/21	14,527,000	16,562,000
Florida Power Corp. 5.65% 6/15/18	2,323,000	2,831,461
LG&E and KU Energy LLC:
2.125% 11/15/15	11,341,000	11,536,485
3.75% 11/15/20	2,232,000	2,322,894
Nevada Power Co.:
6.5% 5/15/18	15,159,000	18,920,115
6.5% 8/1/18	1,094,000	1,375,445
Pennsylvania Electric Co. 6.05% 9/1/17	4,822,000	5,674,795
Pepco Holdings, Inc. 2.7% 10/1/15	10,408,000	10,791,587
Progress Energy, Inc. 4.4% 1/15/21	40,776,000	45,743,699
Public Service Co. of Colorado 6.25% 9/1/37	3,400,000	4,759,558
Sierra Pacific Power Co. 5.45% 9/1/13	2,177,000	2,254,240
		270,001,074
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (d)	2,827,000	3,338,079
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	6,702,000	7,507,420
		10,845,499
Independent Power Producers & Energy Traders - 0.1%
PPL Energy Supply LLC:
6.2% 5/15/16	2,207,000	2,541,230
6.3% 7/15/13	5,310,000	5,490,598
6.5% 5/1/18	6,905,000	8,348,380
PSEG Power LLC 2.75% 9/15/16	5,204,000	5,420,913
		21,801,121
Multi-Utilities - 0.9%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	5,881,000	7,617,583
Dominion Resources, Inc.:
2.6623% 9/30/66 (f)	39,640,000	37,240,987
7.5% 6/30/66 (f)	7,991,000	8,870,010
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
National Grid PLC 6.3% 8/1/16	$ 17,348,000	$ 20,192,447
NiSource Finance Corp.:
4.45% 12/1/21	8,962,000	9,979,483
5.25% 9/15/17	590,000	679,324
5.25% 2/15/43	23,297,000	24,928,023
5.4% 7/15/14	3,094,000	3,309,451
5.45% 9/15/20	1,330,000	1,578,214
5.8% 2/1/42	11,523,000	13,102,204
5.95% 6/15/41	21,763,000	25,395,245
6.4% 3/15/18	9,293,000	11,213,017
6.8% 1/15/19	6,774,000	8,257,912
Sempra Energy:
2.3% 4/1/17	24,264,000	25,324,167
2.875% 10/1/22	9,886,000	9,943,932
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	13,102,000	14,150,160
		221,782,159
TOTAL UTILITIES		524,429,853
TOTAL NONCONVERTIBLE BONDS (Cost $4,716,962,491)		5,360,335,072
U.S. Government and Government Agency Obligations - 30.1%

U.S. Treasury Inflation Protected Obligations - 1.3%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40	6,979,530	10,419,606
2.125% 2/15/41	166,476,895	250,286,756
2.5% 1/15/29	48,886,968	70,614,030
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		331,320,392
U.S. Treasury Obligations - 28.8%
U.S. Treasury Bonds:
2.75% 8/15/42	592,468,000	586,080,602
2.75% 11/15/42	201,701,000	199,274,335
3% 5/15/42	174,332,000	181,795,502
U.S. Treasury Notes:
0.25% 9/15/14	44,111,000	44,107,559
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.25% 8/15/15	$ 261,587,000	$ 261,157,736
0.375% 3/15/15	111,880,000	112,115,955
0.5% 7/31/17	268,669,000	267,808,453
0.625% 7/15/14	208,892,000	210,173,135
0.75% 10/31/17	490,949,000	494,324,274
0.875% 11/30/16	23,685,000	24,077,271
0.875% 4/30/17	662,014,000	671,995,847
0.875% 7/31/19	206,188,000	204,915,408
1% 3/31/17	133,206,000	135,953,374
1% 9/30/19	103,158,000	103,133,861
1% 11/30/19	680,697,000	678,835,962
1.25% 10/31/19	95,201,000	96,658,718
1.375% 11/30/15	5,000	5,153
1.625% 8/15/22	670,175,000	673,054,742
1.75% 5/31/16	468,370,000	490,324,844
1.75% 5/15/22	435,854,000	444,298,671
1.875% 10/31/17	100,143,000	106,261,136
2.375% 8/31/14	100,000,000	103,679,700
2.375% 2/28/15	205,375,000	214,953,895
2.625% 7/31/14	304,537,000	316,528,144
2.625% 12/31/14	330,308,000	346,487,807
3.125% 4/30/17	118,350,000	131,701,300
TOTAL U.S. TREASURY OBLIGATIONS		7,099,703,384
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,297,108,876)		7,431,023,776
U.S. Government Agency - Mortgage Securities - 5.5%

Fannie Mae - 2.3%
2.225% 10/1/33 (f)	134,045	141,097
2.26% 2/1/33 (f)	115,589	121,347
2.285% 12/1/34 (f)	106,566	112,125
2.285% 3/1/35 (f)	96,541	101,935
2.304% 10/1/33 (f)	57,206	60,430
2.315% 7/1/35 (f)	51,450	54,228
2.332% 3/1/35 (f)	67,837	72,487
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.367% 12/1/33 (f)	$ 3,511,036	$ 3,737,318
2.425% 3/1/35 (f)	17,093	17,708
2.452% 10/1/35 (f)	109,467	114,474
2.5% 4/1/27 to 12/1/27	16,599,991	17,374,112
2.524% 10/1/33 (f)	101,830	108,740
2.559% 6/1/36 (f)	216,879	232,558
2.581% 5/1/35 (f)	263,749	283,496
2.605% 7/1/34 (f)	76,570	81,341
2.729% 7/1/35 (f)	259,691	276,296
2.751% 11/1/36 (f)	741,080	796,892
2.944% 7/1/37 (f)	530,230	570,162
3% 4/1/27 to 7/1/27	15,011,627	15,866,930
3.025% 9/1/36 (f)	1,144,150	1,224,209
3.5% 12/1/40 to 11/1/42	65,192,941	70,086,101
3.5% 12/1/42 (e)	6,200,000	6,615,594
3.5% 12/1/42 (e)	3,200,000	3,414,500
3.5% 1/1/43 (e)	3,000,000	3,194,531
3.5% 1/1/43 (e)	3,200,000	3,407,500
4% 9/1/26 to 7/1/42	77,672,466	84,041,389
4% 12/1/42 (e)	13,900,000	14,891,932
4% 12/1/42 (e)	11,500,000	12,320,663
4% 12/1/42 (e)	13,900,000	14,891,932
4.5% 4/1/39 to 8/1/41	66,074,567	71,378,441
4.5% 12/1/42 (e)	34,400,000	37,076,750
5% 5/1/23 to 3/1/39	13,023,453	14,184,699
5% 12/1/42 (e)	600,000	650,156
5% 12/1/42 (e)	6,050,000	6,555,742
5% 12/1/42 (e)	4,400,000	4,767,812
5% 12/1/42 (e)	4,400,000	4,767,812
5.5% 9/1/17 to 3/1/40	89,162,623	97,325,409
6% 3/1/22 to 7/1/41	42,120,650	46,802,142
6.5% 4/1/13 to 8/1/36	38,426,871	44,220,502
7% 9/1/18 to 6/1/33	213,153	243,484
7.5% 8/1/13 to 8/1/29	235,249	272,823
8.5% 5/1/21 to 9/1/25	11,461	13,313
9.5% 2/1/25	628	675
10.5% 8/1/20	3,304	3,865
12.5% 12/1/13 to 4/1/15	1,014	1,086
TOTAL FANNIE MAE		582,476,738
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - 1.6%
2.352% 3/1/36 (f)	$ 169,616	$ 179,898
2.373% 1/1/35 (f)	83,934	89,502
2.405% 4/1/35 (f)	1,083,098	1,153,723
3.028% 11/1/35 (f)	330,639	353,524
3.135% 3/1/33 (f)	16,601	17,691
3.454% 10/1/35 (f)	317,891	341,832
3.5% 4/1/32 to 11/1/42	55,976,056	60,106,595
3.5% 12/1/42 (e)	2,900,000	3,083,912
3.5% 12/1/42 (e)	1,000,000	1,063,418
3.5% 1/1/43 (e)	1,900,000	2,017,080
4% 6/1/24 to 5/1/42	59,385,207	64,044,323
4% 9/1/41	2,452,075	2,661,543
4.5% 7/1/25 to 10/1/41	96,123,703	103,425,519
5% 3/1/19 to 9/1/40	75,322,316	81,744,632
5.5% 9/1/34 to 5/1/40	66,166,101	71,364,763
6% 7/1/37 to 8/1/37	2,638,957	2,882,445
7.5% 12/1/13 to 1/1/33	66,803	78,009
8.5% 9/1/24 to 8/1/27	14,694	17,588
11.5% 10/1/15	371	388
TOTAL FREDDIE MAC		394,626,385
Ginnie Mae - 1.6%
3% 12/1/42 (e)	45,100,000	48,109,040
3.5% 6/15/42 to 7/15/42	9,601,340	10,495,714
4% 1/15/25 to 12/15/41	126,798,321	139,551,183
4.5% 5/15/39 to 4/15/41	77,141,939	84,880,267
4.5% 12/1/42 (e)	15,700,000	17,100,939
4.5% 12/1/42 (e)	15,700,000	17,100,939
5% 3/15/39 to 9/15/41	45,114,709	49,673,346
5.5% 12/20/28 to 7/20/37	3,654,829	4,062,772
6% 6/15/36 to 9/20/38	11,079,000	12,425,466
7% 1/15/28 to 11/15/32	2,063,981	2,398,617
7.5% 3/15/28 to 10/15/28	3,913	4,575
8% 7/15/17 to 11/15/17	365,511	393,162
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
8.5% 10/15/21	$ 11,257	$ 13,033
11% 7/20/19 to 8/20/19	850	956
TOTAL GINNIE MAE		386,210,009
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,343,312,359)		1,363,313,132
Asset-Backed Securities - 0.5%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6775% 4/25/35 (f)	732,819	643,762
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8575% 3/25/34 (f)	357,232	339,517
Series 2005-HE2 Class M2, 0.8825% 4/25/35 (f)	49,184	48,392
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.6758% 10/20/14 (f)	549,000	5,490
Series 2007-D1 Class D, 1.5863% 1/22/13 (d)(f)	7,316,000	109,740
Airspeed Ltd. Series 2007-1A Class C1, 2.708% 6/15/32 (d)(f)	4,032,233	2,217,728
Ally Master Owner Trust:
Series 2011-1 Class A2, 2.15% 1/15/16	14,883,000	15,149,182
Series 2011-3 Class A2, 1.81% 5/15/16	15,410,000	15,654,403
Series 2012-1 Class A2, 1.44% 2/15/17	23,330,000	23,637,186
Series 2012-3 Class A2, 1.21% 6/15/17	23,260,000	23,378,072
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9075% 12/25/33 (f)	60,915	53,458
Series 2004-R2 Class M3, 0.7575% 4/25/34 (f)	88,927	39,027
Series 2005-R2 Class M1, 0.6575% 4/25/35 (f)	1,743,000	1,675,626
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9875% 3/25/34 (f)	40,480	33,785
Series 2004-W11 Class M2, 0.9075% 11/25/34 (f)	457,000	389,516
Series 2004-W7 Class M1, 0.7575% 5/25/34 (f)	1,310,000	1,124,108
Series 2006-W4 Class A2C, 0.3675% 5/25/36 (f)	1,051,804	322,965
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0325% 4/25/34 (f)	1,936,961	1,729,950
Series 2006-HE2 Class M1, 0.5775% 3/25/36 (f)	49,097	709
Axon Financial Funding Ltd. Series 2007-1 Class A1, 0.9743% 4/4/17 (b)(d)(f)	6,174,000	1
Asset-Backed Securities - continued
	Principal Amount	Value
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.3325% 2/25/35 (f)	$ 1,257,000	$ 822,147
Capital Trust Ltd. Series 2004-1 Class A2, 0.6575% 7/20/39 (d)(f)	37,680	34,147
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3475% 12/25/36 (f)	1,471,000	685,025
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3307% 9/25/37 (f)	65,822	65,587
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	1,245,451	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.6625% 4/25/34 (f)	131,909	60,836
Series 2004-4 Class M2, 1.0025% 6/25/34 (f)	496,195	297,998
Fannie Mae Series 2004-T5 Class AB3, 1.074% 5/28/35 (f)	31,732	23,739
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3825% 8/25/34 (f)	160,000	102,409
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0325% 3/25/34 (f)	17,869	10,348
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9425% 1/25/35 (f)	801,000	273,905
Class M4, 1.2275% 1/25/35 (f)	296,000	37,553
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6915% 2/25/47 (d)(f)	2,392,000	1,506,960
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	611,737	596,444
GE Business Loan Trust:
Series 2003-1 Class A, 0.638% 4/15/31 (d)(f)	147,296	139,400
Series 2006-2A:
Class A, 0.388% 11/15/34 (d)(f)	1,461,883	1,265,370
Class B, 0.488% 11/15/34 (d)(f)	528,523	370,723
Class C, 0.588% 11/15/34 (d)(f)	876,672	509,254
Class D, 0.958% 11/15/34 (d)(f)	333,261	106,912
GSAMP Trust Series 2004-AR1 Class B4, 3.7712% 6/25/34 (d)(f)	384,545	142,587
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7575% 9/25/46 (d)(f)	1,143,569	1,126,416
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5275% 8/25/33 (f)	316,278	286,259
Series 2003-3 Class M1, 1.4975% 8/25/33 (f)	559,392	482,336
Series 2003-5 Class A2, 0.9075% 12/25/33 (f)	27,804	21,885
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3975% 1/25/37 (f)	1,292,000	493,640
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5075% 7/25/36 (f)	178,000	3,048
Asset-Backed Securities - continued
	Principal Amount	Value
JPMorgan Mortgage Acquisition Trust: - continued
Series 2007-CH1 Class AV4, 0.3375% 11/25/36 (f)	$ 1,255,000	$ 1,191,965
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6935% 12/27/29 (f)	409,413	372,443
Series 2006-A Class 2C, 1.5135% 3/27/42 (f)	2,867,000	138,542
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (d)	10,779	10,791
Class C, 5.691% 10/20/28 (d)	4,809	4,809
Class D, 6.01% 10/20/28 (d)	57,542	57,479
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5075% 5/25/37 (f)	641,000	11,068
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9575% 7/25/34 (f)	139,594	87,606
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1825% 7/25/34 (f)	430,233	311,319
Series 2006-FM1 Class A2B, 0.3175% 4/25/37 (f)	1,134,437	1,059,308
Series 2006-OPT1 Class A1A, 0.4675% 6/25/35 (f)	2,384,308	2,022,684
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5475% 8/25/34 (f)	48,462	40,141
Series 2005-NC1 Class M1, 0.6475% 1/25/35 (f)	326,000	266,207
Series 2005-NC2 Class B1, 1.3775% 3/25/35 (f)	339,222	12,865
National Collegiate Student Loan Trust Series 2006-4 Class D, 1.3075% 5/25/32 (f)	2,193,000	238
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7175% 9/25/35 (f)	1,164,000	864,171
Nissan Master Owner Trust Receivables Series 2012-A Class A, 0.678% 5/15/17 (f)	20,000,000	20,049,926
Ocala Funding LLC:
Series 2005-1A Class A, 1.7075% 3/20/10 (b)(d)(f)	317,000	0
Series 2006-1A Class A, 1.6075% 3/20/11 (b)(d)(f)	962,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4575% 9/25/34 (f)	435,000	203,721
Class M4, 1.6575% 9/25/34 (f)	558,000	140,946
Series 2005-WCH1 Class M4, 1.0375% 1/25/36 (f)	1,245,000	836,409
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0075% 4/25/33 (f)	4,173	3,628
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0025% 3/25/35 (f)	996,280	917,496
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3575% 3/20/19 (FGIC Insured) (d)(f)	297,597	295,357
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.3388% 6/15/33 (f)	1,043,000	676,659
Asset-Backed Securities - continued
	Principal Amount	Value
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (d)	$ 571,164	$ 0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9325% 9/25/34 (f)	33,244	10,612
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	374,856	382,429
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0675% 9/25/34 (f)	115,176	99,469
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.9113% 4/6/42 (d)(f)	2,372,801	29,660
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	749,203	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (d)	6,399	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.1153% 10/25/44 (d)(f)	1,459,789	1,204,326
TOTAL ASSET-BACKED SECURITIES (Cost $116,936,755)		127,319,819
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.3%
BCAP LLC Trust sequential payer Series 2010-RR12 Class 3A5, 5% 8/26/37 (d)	5,152,272	5,178,803
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7675% 1/25/35 (f)	1,459,056	1,372,343
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7075% 7/16/34 (d)(f)	6,191	6,192
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6312% 10/25/34 (f)	547,265	556,235
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3075% 12/20/54 (f)	178,650	146,493
Series 2006-1A:
Class A5, 0.3475% 12/20/54 (d)(f)	22,620,657	22,202,175
Class C2, 1.4075% 12/20/54 (d)(f)	5,526,000	4,542,372
Series 2006-2 Class C1, 1.1475% 12/20/54 (f)	4,563,000	3,741,660
Series 2006-3 Class C2, 1.2075% 12/20/54 (f)	922,000	756,040
Series 2006-4:
Class B1, 0.3875% 12/20/54 (f)	3,812,000	3,526,100
Class C1, 0.9675% 12/20/54 (f)	2,331,000	1,911,420
Class M1, 0.5475% 12/20/54 (f)	1,006,000	895,340
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2007-1:
Class 1C1, 0.8075% 12/20/54 (f)	$ 1,847,000	$ 1,518,234
Class 1M1, 0.5075% 12/20/54 (f)	1,238,000	1,101,820
Class 2C1, 1.1675% 12/20/54 (f)	842,000	692,124
Class 2M1, 0.7075% 12/20/54 (f)	1,589,000	1,414,210
Series 2007-2 Class 2C1, 1.0675% 12/17/54 (f)	2,199,000	1,807,578
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7688% 1/20/44 (f)	365,737	341,132
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.6575% 8/25/36 (f)	901,413	707,954
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4175% 5/25/47 (f)	602,135	402,768
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3775% 2/25/37 (f)	1,120,609	943,240
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4975% 7/25/35 (f)	1,526,152	1,460,889
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.559% 7/10/35 (d)(f)	849,544	713,825
Class B6, 3.059% 7/10/35 (d)(f)	793,634	654,728
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6575% 6/25/33 (d)(f)	149,379	144,067
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	245,000	89,662
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.6169% 7/20/34 (f)	26,676	24,991
Structured Asset Securities Corp. Series 2003-15A Class 4A, 5.2091% 4/25/33 (f)	186,030	179,196
WaMu Mortgage pass-thru certificates Series 2005-AR14 Class 1A1, 2.5026% 12/25/35 (f)	462,212	459,112
TOTAL PRIVATE SPONSOR		57,490,703
U.S. Government Agency - 0.0%
Fannie Mae:
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	99,712	106,199
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	326,851	345,965
Series 2004-86 Class KC, 4.5% 5/25/19	191,387	196,894
Freddie Mac planned amortization class:
Series 2356 Class GD, 6% 9/15/16	341,437	365,803
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac planned amortization class: - continued
Series 2363 Class PF, 6% 9/15/16	$ 435,079	$ 461,764
Series 2425 Class JH, 6% 3/15/17	347,818	374,768
TOTAL U.S. GOVERNMENT AGENCY		1,851,393
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $36,207,795)		59,342,096
Commercial Mortgage Securities - 4.8%

Asset Securitization Corp. Series 1997-D5:
Class A6, 7.3614% 2/14/43 (f)	68,079	68,217
Class PS1, 1.2492% 2/14/43 (f)(h)	944,252	26,757
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7086% 5/10/45 (f)	1,312,356	1,385,880
Series 2006-5:
Class A2, 5.317% 9/10/47	6,173,639	6,174,998
Class A3, 5.39% 9/10/47	2,418,000	2,565,653
Series 2006-6 Class A3, 5.369% 10/10/45	3,468,000	3,781,483
Series 2007-4 Class A3, 5.7964% 2/10/51 (f)	1,692,122	1,787,109
Series 2006-6 Class E, 5.619% 10/10/45 (d)	1,002,000	100,801
Series 2007-3:
Class A3, 5.5348% 6/10/49 (f)	2,896,000	2,924,639
Class A4, 5.5348% 6/10/49 (f)	3,615,000	4,177,277
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	3,797,000	4,401,357
Series 2004-2 Class A4, 4.153% 11/10/38	1,800,914	1,821,914
Series 2005-1 Class A3, 4.877% 11/10/42	336,293	336,126
Series 2001-3 Class H, 6.562% 4/11/37 (d)	969,000	973,035
Series 2005-3 Class A3B, 5.09% 7/10/43 (f)	5,387,000	5,674,450
Banc of America Large Loan, Inc. floater:
2006-BIX1 Class J, 0.788% 10/15/19 (d)(f)	3,566,622	2,799,798
Series 2006-BIX1:
Class F, 0.518% 10/15/19 (d)(f)	1,274,157	1,251,860
Class G, 0.538% 10/15/19 (d)(f)	3,234,000	3,177,405
Class H, 0.578% 10/15/19 (d)(f)	6,167,000	5,457,795
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0575% 12/25/33 (d)(f)	31,033	22,668
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2004-1:
Class B, 2.1075% 4/25/34 (d)(f)	$ 91,025	$ 53,934
Class M1, 0.7675% 4/25/34 (d)(f)	72,787	54,604
Class M2, 1.4075% 4/25/34 (d)(f)	67,378	47,713
Series 2005-2A:
Class A1, 0.5175% 8/25/35 (d)(f)	1,252,472	905,322
Class M1, 0.6375% 8/25/35 (d)(f)	59,050	34,620
Class M2, 0.6875% 8/25/35 (d)(f)	97,299	52,402
Class M3, 0.7075% 8/25/35 (d)(f)	54,018	26,360
Series 2005-3A:
Class A2, 0.6075% 11/25/35 (d)(f)	435,590	332,008
Class M2, 0.6975% 11/25/35 (d)(f)	42,991	23,584
Class M3, 0.7175% 11/25/35 (d)(f)	38,727	20,292
Class M4, 0.8075% 11/25/35 (d)(f)	47,965	23,112
Series 2005-4A:
Class A2, 0.5975% 1/25/36 (d)(f)	1,003,815	732,148
Class B1, 1.6075% 1/25/36 (d)(f)	58,497	9,005
Class M1, 0.6575% 1/25/36 (d)(f)	323,686	180,962
Class M2, 0.6775% 1/25/36 (d)(f)	65,517	34,889
Class M3, 0.7075% 1/25/36 (d)(f)	141,954	72,281
Class M4, 0.8175% 1/25/36 (d)(f)	53,038	24,162
Class M5, 0.8575% 1/25/36 (d)(f)	53,038	13,843
Class M6, 0.9075% 1/25/36 (d)(f)	56,157	14,819
Series 2006-1 Class A2, 0.5675% 4/25/36 (d)(f)	154,176	116,846
Series 2006-2A:
Class A1, 0.4375% 7/25/36 (d)(f)	2,974,549	2,140,382
Class A2, 0.4875% 7/25/36 (d)(f)	137,014	98,901
Class B3, 2.9075% 7/25/36 (d)(f)	2,267	62
Class M1, 0.5175% 7/25/36 (d)(f)	143,780	52,465
Class M2, 0.5375% 7/25/36 (d)(f)	68,507	22,240
Class M3, 0.5575% 7/25/36 (d)(f)	57,089	14,858
Class M5, 0.6775% 7/25/36 (d)(f)	47,363	11,044
Class M6, 0.7475% 7/25/36 (d)(f)	70,621	14,797
Series 2006-3A:
Class M4, 0.6375% 10/25/36 (d)(f)	77,451	11,671
Class M5, 0.6875% 10/25/36 (d)(f)	92,605	4,884
Class M6, 0.7675% 10/25/36 (d)(f)	163,709	2,624
Series 2006-4A:
Class A1, 0.4375% 12/25/36 (d)(f)	606,415	479,085
Class A2, 0.4775% 12/25/36 (d)(f)	3,203,613	1,814,061
Class B1, 0.9075% 12/25/36 (d)(f)	3,498	75
Class M1, 0.4975% 12/25/36 (d)(f)	147,161	34,089
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class M2, 0.5175% 12/25/36 (d)(f)	$ 97,737	$ 21,667
Class M3, 0.5475% 12/25/36 (d)(f)	99,403	21,996
Class M4, 0.6075% 12/25/36 (d)(f)	118,840	18,078
Class M5, 0.6475% 12/25/36 (d)(f)	109,398	10,749
Class M6, 0.7275% 12/25/36 (d)(f)	97,737	5,419
Series 2007-1 Class A2, 0.4775% 3/25/37 (d)(f)	669,343	372,643
Series 2007-2A:
Class A1, 0.4775% 7/25/37 (d)(f)	1,342,386	889,403
Class A2, 0.5275% 7/25/37 (d)(f)	1,257,612	441,660
Class M1, 0.5775% 7/25/37 (d)(f)	385,341	105,596
Class M2, 0.6175% 7/25/37 (d)(f)	201,078	34,165
Class M3, 0.6975% 7/25/37 (d)(f)	203,180	20,388
Class M4, 0.8575% 7/25/37 (d)(f)	423,174	23,765
Class M5, 0.9575% 7/25/37 (d)(f)	374,131	16,704
Class M6, 1.2075% 7/25/37 (d)(f)	467,283	7,009
Series 2007-3:
Class A2, 0.4975% 7/25/37 (d)(f)	591,348	296,520
Class B1, 1.1575% 7/25/37 (d)(f)	265,678	20,190
Class B2, 1.8075% 7/25/37 (d)(f)	300,541	15,995
Class M1, 0.5175% 7/25/37 (d)(f)	235,146	79,616
Class M2, 0.5475% 7/25/37 (d)(f)	250,680	69,673
Class M3, 0.5775% 7/25/37 (d)(f)	404,409	87,497
Class M4, 0.7075% 7/25/37 (d)(f)	709,724	119,183
Class M5, 0.8075% 7/25/37 (d)(f)	322,991	45,993
Class M6, 1.0075% 7/25/37 (d)(f)	245,324	29,486
Series 2007-4A:
Class M1, 1.1575% 9/25/37 (d)(f)	193,221	17,902
Class M2, 1.2575% 9/25/37 (d)(f)	193,221	14,824
Class M4, 1.8075% 9/25/37 (d)(f)	621,399	33,677
Class M5, 1.9575% 9/25/37 (d)(f)	621,399	22,567
Class M6, 2.1575% 9/25/37 (d)(f)	91,985	3,223
Series 2004-1, Class IO, 1.25% 4/25/34 (d)(h)	2,794,544	101,122
Bayview Commercial Asset Trust Series 2006-3A, Class IO, 3.9036% 10/25/36 (d)(f)(h)	16,907,948	452,469
Series 2007-5A, Class IO, 4.186% 10/25/37 (d)(f)(h)	7,299,105	606,052
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.858% 3/15/19 (d)(f)	319,400	310,440
Class J, 1.058% 3/15/19 (d)(f)	332,000	306,502
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust:- continued
floater:
Series 2007-BBA8:
Class D, 0.458% 3/15/22 (d)(f)	$ 554,000	$ 512,365
Class E, 0.508% 3/15/22 (d)(f)	2,884,000	2,609,579
Class F, 0.558% 3/15/22 (d)(f)	1,770,000	1,566,179
Class G, 0.608% 3/15/22 (d)(f)	364,000	314,804
Class H, 0.758% 3/15/22 (d)(f)	554,000	468,045
Class J, 0.908% 3/15/22 (d)(f)	554,000	454,195
sequential payer:
Series 2004-PWR3 Class A3, 4.487% 2/11/41	143,518	143,960
Series 2007-PW15 Class A4, 5.331% 2/11/44	10,000,000	11,352,150
Series 2007-PW16 Class A4, 5.7163% 6/11/40 (f)	2,484,000	2,952,689
Series 2007-PW18:
Class A2, 5.613% 6/11/50	217,523	222,926
Class A4, 5.7% 6/11/50	20,000,000	23,854,920
Series 2006-PW13 Class A3, 5.518% 9/11/41	6,120,000	6,345,657
Series 2006-PW14 Class X2, 0.6677% 12/11/38 (d)(f)(h)	18,258,424	131,369
Series 2006-T22 Class A4, 5.5388% 4/12/38 (f)	217,000	246,794
Series 2006-T24 Class X2, 0.4452% 10/12/41 (d)(f)(h)	2,564,789	11,011
Series 2007-PW18 Class X2, 0.3028% 6/11/50 (d)(f)(h)	122,045,910	1,039,221
Series 2007-T28 Class X2, 0.1559% 9/11/42 (d)(f)(h)	61,155,037	300,394
C-BASS Trust floater Series 2006-SC1 Class A, 0.4775% 5/25/36 (d)(f)	546,446	475,160
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (d)	2,037,000	2,142,325
Class XCL, 1.3289% 5/15/35 (d)(f)(h)	6,898,404	120,694
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2 Class H, 0.579% 8/15/21 (d)(f)	168,650	160,942
Series 2007-C6 Class A2, 5.6993% 12/10/49 (f)	621,252	621,956
Series 2007-FL3A Class A2, 0.348% 4/15/22 (d)(f)	91,781	90,514
Series 2008-C7 Class A2B, 6.2624% 12/10/49 (f)	1,063,174	1,079,416
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	37,721,000	43,464,324
Series 2007-CD4 Class A3, 5.293% 12/11/49	1,688,000	1,754,116
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.804% 5/15/46 (f)	1,734,000	1,851,879
Series 2006-C1 Class B, 5.359% 8/15/48	5,202,000	697,328
Series 2007-C2 Class B, 5.617% 4/15/47 (f)	1,937,000	832,424
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.058% 4/15/17 (d)(f)	$ 104,046	$ 94,107
Series 2005-FL11:
Class C, 0.508% 11/15/17 (d)(f)	1,065,225	1,011,578
Class D, 0.548% 11/15/17 (d)(f)	55,416	51,517
Class E, 0.598% 11/15/17 (d)(f)	196,500	180,709
Class F, 0.658% 11/15/17 (d)(f)	122,077	111,045
Class G, 0.708% 11/15/17 (d)(f)	84,865	75,499
Series 2006-CN2A:
Class A2FL, 0.43% 2/5/19 (d)(f)	3,010,659	2,947,008
Class AJFL, 0.47% 2/5/19 (f)	1,890,000	1,846,607
Series 2006-FL12 Class AJ, 0.338% 12/15/20 (d)(f)	2,471,000	2,296,639
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	4,941,000	5,105,580
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (d)	2,244,110	2,252,225
Class AJFX, 5.478% 2/5/19 (d)	8,710,000	8,725,417
Series 2006-C8 Class XP, 0.4662% 12/10/46 (f)(h)	14,142,813	69,682
Commercial Mortgage pass-thru certificates Series 2004-LB4A Class A5, 4.84% 10/15/37	20,000,000	20,970,660
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2:
Class A2, 5.448% 1/15/49 (f)	454,535	458,313
Class A3, 5.542% 1/15/49 (f)	3,468,000	3,943,178
Series 2007-C3 Class A4, 5.6765% 6/15/39 (f)	51,983,000	59,242,634
Series 2006-C4 Class AAB, 5.439% 9/15/39	3,746,889	3,800,192
Series 2006-C5 Class ASP, 0.6642% 12/15/39 (f)(h)	9,786,016	62,699
Series 2007-C5 Class A4, 5.695% 9/15/40 (f)	19,378,000	22,367,696
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.558% 4/15/22 (d)(f)	6,186,000	5,142,638
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	767,212	793,708
Series 2001-CK6 Class AX, 1.0678% 8/15/36 (f)(h)	437,957	392
Series 2001-CKN5 Class AX, 1.5092% 9/15/34 (d)(f)(h)	1,555,580	2,016
Series 2006-C1 Class A3, 5.4101% 2/15/39 (f)	5,996,686	6,150,171
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.358% 2/15/22 (d)(f)	$ 656,000	$ 634,125
Class C:
0.378% 2/15/22 (d)(f)	1,521,000	1,414,612
0.478% 2/15/22 (d)(f)	543,000	505,834
Class F, 0.528% 2/15/22 (d)(f)	1,086,000	1,011,125
Series 2007-C1:
Class ASP, 0.3811% 2/15/40 (f)(h)	25,153,711	114,701
Class B, 5.487% 2/15/40 (d)(f)	2,651,000	376,710
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	56,230,705	64,343,221
Series 2001-1 Class X1, 1.6143% 5/15/33 (d)(f)(h)	1,069,045	13,413
Series 2007-C1 Class XP, 0.1588% 12/10/49 (f)(h)	21,334,366	52,376
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4% 11/5/21 (d)(f)	652,000	622,527
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	2,303,773	2,349,779
Series 2007-GG9 Class A4, 5.444% 3/10/39	16,142,000	18,617,279
Series 2006-GG7 Class A3, 5.8671% 7/10/38 (f)	501,917	501,803
Series 2007-GG11 Class A1, 0.2399% 12/10/49 (d)(f)(h)	27,715,657	150,939
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.5885% 6/6/20 (d)(f)	313,118	312,903
Class F, 0.6585% 6/6/20 (d)(f)	681,000	680,086
Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (d)(f)	10,140,000	10,159,266
Class C, 2.0056% 3/6/20 (d)(f)	1,781,000	1,785,987
Class D, 2.2018% 3/6/20 (d)(f)	7,692,000	7,713,538
Class F, 2.6334% 3/6/20 (d)(f)	146,000	146,642
Class G, 2.7903% 3/6/20 (d)(f)	74,000	74,370
Class H, 3.3004% 3/6/20 (d)(f)	446,000	448,810
Class J, 4.0852% 3/6/20 (d)(f)	639,000	644,176
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	2,121,677	2,132,555
Series 2006-GG6:
Class A2, 5.506% 4/10/38	3,873,100	3,997,988
Class A3, 5.5907% 4/10/38 (f)	20,000,000	20,948,780
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	1,898,719	1,930,259
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Trust sequential payer: - continued
Series 2007-GG10 Class A2, 5.778% 8/10/45	$ 387,261	$ 389,128
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.378% 11/15/18 (d)(f)	859,679	832,411
Class C, 0.418% 11/15/18 (d)(f)	610,570	587,894
Class D, 0.438% 11/15/18 (d)(f)	135,596	127,848
Class E, 0.488% 11/15/18 (d)(f)	247,947	228,821
Class F, 0.538% 11/15/18 (d)(f)	371,533	328,012
Class G, 0.568% 11/15/18 (d)(f)	323,106	272,333
Class H, 0.708% 11/15/18 (d)(f)	248,003	199,112
sequential payer:
Series 2006-CB14 Class A3B, 5.4928% 12/12/44 (f)	4,261,003	4,346,325
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (f)	521,150	546,698
Class A3, 5.336% 5/15/47	10,293,000	11,761,801
Series 2007-CB18 Class A4, 5.44% 6/12/47	10,100,000	11,662,985
Series 2007-CB19 Class A4, 5.7282% 2/12/49 (f)	16,081,000	18,915,011
Series 2007-LD11:
Class A2, 5.7981% 6/15/49 (f)	3,777,922	3,900,104
Class A4, 5.8131% 6/15/49 (f)	60,756,000	70,882,506
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	2,527,947	2,541,459
Class A3, 5.42% 1/15/49	17,230,000	19,946,154
Series 2006-CB17 Class A3, 5.45% 12/12/43	397,057	397,613
Series 2007-CB18 Class A3, 5.447% 6/12/47 (f)	1,561,562	1,631,418
Series 2007-CB19:
Class B, 5.7282% 2/12/49 (f)	148,000	51,060
Class C, 5.7282% 2/12/49 (f)	388,000	104,756
Class D, 5.7282% 2/12/49 (f)	407,000	40,134
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (f)	143,000	11,177
Class ES, 5.5618% 1/15/49 (d)(f)	896,000	42,813
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8894% 7/15/44 (f)	1,403,000	1,659,585
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	23,073	23,088
Series 2006-C6:
Class A2, 5.262% 9/15/39 (f)	94,046	94,143
Class A4, 5.372% 9/15/39	780,000	902,225
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-C7:
Class A2, 5.3% 11/15/38	$ 1,000,331	$ 1,025,715
Class A3, 5.347% 11/15/38	3,172,000	3,653,897
Series 2007-C1 Class A4, 5.424% 2/15/40	20,427,000	23,787,813
Series 2007-C2 Class A3, 5.43% 2/15/40	4,646,000	5,359,979
Series 2006-C6 Class XCP, 0.6752% 9/15/39 (f)(h)	6,658,282	38,591
Series 2007-C1 Class XCP, 0.4246% 2/15/40 (f)(h)	2,764,381	13,250
Series 2007-C6 Class A4, 5.858% 7/15/40 (f)	3,957,000	4,733,055
Series 2007-C7:
Class A3, 5.866% 9/15/45	26,850,000	32,211,193
Class XCP, 0.2789% 9/15/45 (f)(h)	108,760,918	643,647
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.438% 9/15/21 (d)(f)	555,142	527,942
Class E, 0.498% 9/15/21 (d)(f)	2,003,583	1,855,324
Class F, 0.548% 9/15/21 (d)(f)	4,709,782	4,243,528
Class G, 0.568% 9/15/21 (d)(f)	8,942,386	7,833,557
Class H, 0.608% 9/15/21 (d)(f)	492,207	413,948
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-MKB2 Class A2, 4.806% 9/12/42	637,500	638,942
Series 2005-LC1 Class F, 5.4357% 1/12/44 (d)(f)	1,509,000	1,014,481
Series 2006-C1 Class A2, 5.6401% 5/12/39 (f)	812,198	816,350
Series 2007-C1:
Class A3, 5.847% 6/12/50 (f)	7,212,000	7,686,687
Class A4, 5.847% 6/12/50 (f)	6,564,000	7,555,138
Series 2008-C1 Class A4, 5.69% 2/12/51	3,701,000	4,405,149
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.329% 12/12/49 (f)	155,827	155,052
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (f)	1,190,499	1,251,069
Series 2007-5:
Class A3, 5.364% 8/12/48	676,000	700,953
Class A4, 5.378% 8/12/48	44,314,000	50,575,878
Series 2007-6:
Class A2, 5.331% 3/12/51	9,640,563	9,906,344
Class A4, 5.485% 3/12/51 (f)	24,350,000	28,065,615
Series 2007-7 Class A4, 5.7277% 6/12/50 (f)	6,069,000	6,940,672
Series 2007-9:
Class A2, 5.59% 9/12/49	3,923,189	3,923,428
Class A4, 5.7% 9/12/49	185,000	216,671
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-9:
Class ASB, 5.644% 9/12/49	$ 12,302,874	$ 12,916,123
Series 2006-3 Class ASB, 5.382% 7/12/46 (f)	5,552,236	5,726,149
Series 2006-4 Class XP, 0.6166% 12/12/49 (f)(h)	24,324,284	297,705
Series 2007-6 Class B, 5.635% 3/12/51 (f)	1,734,000	364,161
Series 2007-7 Class B, 5.7277% 6/12/50 (f)	1,295,000	78,759
Series 2007-8 Class A3, 5.9492% 8/12/49 (f)	1,496,000	1,738,475
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.408% 7/15/19 (d)(f)	291,739	192,548
Series 2007-XLFA:
Class C, 0.368% 10/15/20 (d)(f)	6,487,000	6,016,693
Class D, 0.398% 10/15/20 (d)(f)	4,105,000	3,725,288
Class E, 0.458% 10/15/20 (d)(f)	8,181,000	7,199,280
Class F, 0.508% 10/15/20 (d)(f)	9,173,000	7,613,590
Class G, 0.548% 10/15/20 (d)(f)	505,000	392,638
Class H, 0.638% 10/15/20 (d)(f)	318,000	159,000
Class J, 0.788% 10/15/20 (d)(f)	183,596	64,259
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,558,313	1,575,051
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (f)	7,959,000	8,338,819
Series 2006-IQ11:
Class A3, 5.6873% 10/15/42 (f)	420,054	425,325
Class A4, 5.7233% 10/15/42 (f)	520,000	589,157
Series 2006-T23 Class A3, 5.8159% 8/12/41 (f)	885,000	923,338
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (f)	2,601,000	3,016,018
Class AAB, 5.654% 4/15/49	4,466,665	4,828,657
Class B, 5.7272% 4/15/49 (f)	426,000	115,889
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (d)	2,531,829	2,678,422
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.4875% 9/15/21 (d)(f)	1,481,000	1,332,924
Class F, 0.5475% 9/15/21 (d)(f)	1,532,000	1,348,185
Class G, 0.5675% 9/15/21 (d)(f)	1,452,000	1,248,743
Class J, 0.8075% 9/15/21 (d)(f)	323,000	236,441
Series 2007-WHL8:
Class F, 0.688% 6/15/20 (d)(f)	3,844,000	2,883,000
Class LXR1, 0.908% 6/15/20 (d)(f)	212,077	184,507
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (d)	$ 668,619	$ 674,537
Series 2003-C8 Class A3, 4.445% 11/15/35	1,992,813	2,013,443
Series 2006-C29 Class A3, 5.313% 11/15/48	4,606,000	4,790,415
Series 2007-C30:
Class A3, 5.246% 12/15/43	552,710	574,567
Class A4, 5.305% 12/15/43	510,000	549,732
Class A5, 5.342% 12/15/43	40,290,000	46,182,429
Series 2007-C31 Class A4, 5.509% 4/15/47	55,116,176	63,709,119
Series 2007-C32 Class A3, 5.7501% 6/15/49 (f)	68,312,000	79,785,000
Series 2007-C33:
Class A4, 5.9225% 2/15/51 (f)	45,972,848	54,408,958
Class A5, 5.9225% 2/15/51 (f)	12,818,000	14,983,691
Series 2003-C6 Class G, 5.125% 8/15/35 (d)(f)	824,000	833,861
Series 2005-C19 Class B, 4.892% 5/15/44	1,734,000	1,837,263
Series 2005-C22:
Class B, 5.3835% 12/15/44 (f)	3,845,000	2,627,673
Class F, 5.3835% 12/15/44 (d)(f)	2,892,000	624,238
Series 2007-C30 Class XP, 0.4742% 12/15/43 (d)(f)(h)	14,522,071	88,346
Series 2007-C31 Class C, 5.6818% 4/15/47 (f)	4,147,000	952,989
Series 2007-C31A Class A2, 5.421% 4/15/47	10,607,809	10,922,712
Series 2007-C32:
Class D, 5.7501% 6/15/49 (f)	1,303,000	327,353
Class E, 5.7501% 6/15/49 (f)	2,054,000	483,620
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $969,608,544)		1,181,408,161
Municipal Securities - 1.4%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (f)	5,700,000	5,894,028
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	4,580,000	6,396,382
5.25% 4/1/14	9,500,000	10,045,680
7.3% 10/1/39	3,685,000	5,115,554
7.5% 4/1/34	18,570,000	25,944,333
7.55% 4/1/39	31,130,000	44,967,285
7.6% 11/1/40	59,105,000	86,630,790
Municipal Securities - continued
	Principal Amount	Value
California Gen. Oblig.: - continued
7.625% 3/1/40	$ 9,470,000	$ 13,724,871
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	3,170,000	4,177,902
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	61,315,000	61,870,514
Series 2010, 4.421% 1/1/15	9,780,000	10,362,692
Series 2010-1, 6.63% 2/1/35	15,555,000	18,042,245
Series 2010-3:
6.725% 4/1/35	31,715,000	37,149,365
7.35% 7/1/35	13,620,000	16,786,241
Series 2011, 5.877% 3/1/19	4,650,000	5,361,078
TOTAL MUNICIPAL SECURITIES (Cost $331,923,778)		352,468,960
Bank Notes - 0.0%

Wachovia Bank NA 6% 11/15/17 (Cost $6,806,489)	6,320,000	7,614,134
Fixed-Income Funds - 26.1%
	Shares
Fidelity Mortgage Backed Securities Central Fund (g)	58,531,865	6,408,653,930
Fidelity Specialized High Income Central Fund (g)	262,119	27,729,577
TOTAL FIXED-INCOME FUNDS (Cost $6,124,815,455)		6,436,383,507
Money Market Funds - 10.2%

Fidelity Cash Central Fund, 0.19% (a) (Cost $2,506,348,720)	2,506,348,720	2,506,348,720
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $23,450,031,262)		24,825,557,377
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(146,333,632)
NET ASSETS - 100%		$ 24,679,223,745
TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 12/1/27	$ (14,800,000)	$ (15,602,437)
3.5% 12/1/42	(3,000,000)	(3,201,094)
3.5% 12/1/42	(3,200,000)	(3,414,500)
3.5% 12/1/42	(3,200,000)	(3,414,500)
4% 12/1/42	(25,400,000)	(27,212,595)
4% 12/1/42	(13,900,000)	(14,891,932)
4.5% 12/1/42	(34,400,000)	(37,076,750)
4.5% 1/1/43	(34,400,000)	(37,056,595)
5% 12/1/42	(22,200,000)	(24,055,780)
5% 12/1/42	(4,400,000)	(4,767,812)
5.5% 12/1/42	(28,800,000)	(31,302,380)
5.5% 12/1/42	(6,900,000)	(7,499,529)
6% 12/1/42	(3,000,000)	(3,288,772)
TOTAL FANNIE MAE		(212,784,676)
Freddie Mac
3.5% 12/1/42	(1,000,000)	(1,063,418)
3.5% 12/1/42	(1,000,000)	(1,063,418)
3.5% 12/1/42	(1,900,000)	(2,020,494)
5% 12/1/42	(8,000,000)	(8,588,750)
TOTAL FREDDIE MAC		(12,736,080)
Ginnie Mae
3% 12/1/42	$ (11,500,000)	$ (12,267,272)
4% 12/1/42	(19,200,000)	(21,008,152)
4.5% 12/1/42	(15,700,000)	(17,100,939)
4.5% 12/1/42	(15,700,000)	(17,100,939)
TOTAL GINNIE MAE		(67,477,302)
TOTAL TBA SALE COMMITMENTS (Proceeds $293,332,367)		$ (292,998,058)
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $875,522,901 or 3.5% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 792,418
Fidelity Mortgage Backed Securities Central Fund	34,236,830
Fidelity Specialized High Income Central Fund	1,769,881
Total	$ 36,799,129
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 6,396,627,110	$ 34,236,831	$ -	$ 6,408,653,930	43.1%
Fidelity Specialized High Income Central Fund	219,103,955	1,761,711	195,034,785	27,729,577	8.1%
Total	$ 6,615,731,065	$ 35,998,542	$ 195,034,785	$ 6,436,383,507
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 5,360,335,072	$ -	$ 5,360,335,072	$ -
U.S. Government and Government Agency Obligations	7,431,023,776	-	7,431,023,776	-
U.S. Government Agency - Mortgage Securities	1,363,313,132	-	1,363,313,132	-
Asset-Backed Securities	127,319,819	-	120,488,907	6,830,912
Collateralized Mortgage Obligations	59,342,096	-	59,252,434	89,662
Commercial Mortgage Securities	1,181,408,161	-	1,181,215,613	192,548
Municipal Securities	352,468,960	-	352,468,960	-
Bank Notes	7,614,134	-	7,614,134	-
Fixed-Income Funds	6,436,383,507	6,436,383,507	-	-
Money Market Funds	2,506,348,720	2,506,348,720	-	-
Total Investments in Securities:	$ 24,825,557,377	$ 8,942,732,227	$ 15,875,712,028	$ 7,113,122
Other Financial Instruments:
TBA Sale Commitments	$ (292,998,058)	$ -	$ (292,998,058)	$ -
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $23,378,696,889. Net unrealized appreciation aggregated $1,446,860,488, of which $1,461,776,160 related to appreciated investment securities and $14,915,672 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan® U.S. Bond Index Fund

November 30, 2012

1.810715.108

UBI-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 22.6%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.6%
Diversified Consumer Services - 0.0%
University Southern California 5.25% 10/1/2111	$ 2,000	$ 2,612
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
5.35% 3/1/18	2,317	2,816
6.3% 3/1/38	7,045	9,925
Yum! Brands, Inc.:
4.25% 9/15/15	2,000	2,169
5.3% 9/15/19	2,000	2,365
		17,275
Media - 0.9%
AOL Time Warner, Inc. 7.625% 4/15/31	3,250	4,453
Comcast Corp.:
3.125% 7/15/22	3,000	3,132
4.65% 7/15/42	4,000	4,230
4.95% 6/15/16	1,862	2,110
5.7% 5/15/18	2,940	3,572
5.7% 7/1/19	8,500	10,459
6.4% 3/1/40	1,000	1,305
6.55% 7/1/39	3,000	3,974
6.95% 8/15/37	6,700	9,077
COX Communications, Inc. 4.625% 6/1/13	4,425	4,515
Discovery Communications LLC 5.05% 6/1/20	3,200	3,755
NBCUniversal Media LLC:
3.65% 4/30/15	2,248	2,398
6.4% 4/30/40	3,000	3,839
News America Holdings, Inc. 7.75% 12/1/45	3,160	4,455
News America, Inc.:
5.3% 12/15/14	868	946
5.65% 8/15/20	1,000	1,207
6.15% 3/1/37	3,955	4,829
6.9% 3/1/19	2,110	2,669
6.9% 8/15/39	2,000	2,664
Thomson Reuters Corp. 4.7% 10/15/19	4,000	4,547
Time Warner Cable, Inc.:
4.5% 9/15/42	11,000	10,710
5.85% 5/1/17	5,801	6,873
6.2% 7/1/13	2,302	2,375
6.75% 7/1/18	1,162	1,455
7.3% 7/1/38	4,000	5,331
8.75% 2/14/19	2,368	3,209
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner, Inc.:
3.15% 7/15/15	$ 5,000	$ 5,306
4% 1/15/22	1,000	1,095
5.875% 11/15/16	2,131	2,508
6.5% 11/15/36	5,724	7,182
Viacom, Inc.:
4.375% 9/15/14	2,000	2,124
5.625% 9/15/19	1,000	1,206
6.125% 10/5/17	5,420	6,532
6.75% 10/5/37	1,865	2,463
Walt Disney Co.:
1.125% 2/15/17	2,760	2,773
2.55% 2/15/22	2,810	2,888
5.5% 3/15/19	2,000	2,438
		144,604
Multiline Retail - 0.2%
Macy's Retail Holdings, Inc.:
2.875% 2/15/23	4,750	4,712
4.3% 2/15/43	4,750	4,591
Target Corp.:
3.875% 7/15/20	3,000	3,433
4% 7/1/42	7,000	7,179
5.875% 7/15/16	2,100	2,475
7% 1/15/38	3,100	4,569
		26,959
Specialty Retail - 0.4%
AutoZone, Inc. 3.7% 4/15/22	5,500	5,820
Home Depot, Inc.:
5.4% 3/1/16	6,400	7,351
5.875% 12/16/36	4,700	6,224
Lowe's Companies, Inc.:
1.625% 4/15/17	10,300	10,592
4.625% 4/15/20	2,000	2,333
4.65% 4/15/42	6,500	7,250
5.8% 4/15/40	2,000	2,574
Staples, Inc. 9.75% 1/15/14	10,000	10,937
Turlock Corp.:
1.5% 11/2/17 (b)	4,775	4,796
2.75% 11/2/22 (b)	5,725	5,762
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Turlock Corp.: - continued
4% 11/2/32 (b)	$ 1,900	$ 1,930
4.15% 11/2/42 (b)	1,900	1,935
		67,504
TOTAL CONSUMER DISCRETIONARY		258,954
CONSUMER STAPLES - 1.8%
Beverages - 0.6%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	4,073	5,652
Anheuser-Busch InBev Worldwide, Inc.:
1.5% 7/14/14	7,900	8,020
2.5% 7/15/22	8,625	8,657
4.125% 1/15/15	5,700	6,109
5.375% 1/15/20	1,500	1,841
8.2% 1/15/39	2,800	4,595
Diageo Capital PLC:
1.5% 5/11/17	1,700	1,729
5.2% 1/30/13	1,028	1,036
5.75% 10/23/17	5,185	6,290
Dr. Pepper Snapple Group, Inc. 2% 1/15/20	2,850	2,840
Fortune Brands, Inc. 5.875% 1/15/36	10,000	11,796
PepsiCo, Inc.:
3.1% 1/15/15	10,300	10,836
3.6% 8/13/42	3,000	2,918
4.875% 11/1/40	2,300	2,699
7.9% 11/1/18	6,000	8,196
The Coca-Cola Co.:
1.5% 11/15/15	3,770	3,874
3.15% 11/15/20	3,700	4,064
		91,152
Food & Staples Retailing - 0.4%
CVS Caremark Corp.:
5.75% 5/15/41	6,000	7,393
6.125% 9/15/39	1,000	1,278
Kroger Co. 3.9% 10/1/15	9,000	9,731
Safeway, Inc. 5% 8/15/19	1,000	1,072
Wal-Mart Stores, Inc.:
2.8% 4/15/16	6,700	7,181
3.2% 5/15/14	10,000	10,401
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.: - continued
5.625% 4/1/40	$ 2,000	$ 2,619
5.625% 4/15/41	4,600	6,104
6.5% 8/15/37	8,275	11,759
Walgreen Co.:
1.8% 9/15/17	1,900	1,921
3.1% 9/15/22	2,850	2,897
		62,356
Food Products - 0.4%
Campbell Soup Co. 2.5% 8/2/22	4,750	4,743
ConAgra Foods, Inc. 5.875% 4/15/14	4,000	4,263
General Mills, Inc. 5.65% 2/15/19	13,501	16,565
Kellogg Co.:
3.125% 5/17/22	1,875	1,966
3.25% 5/21/18	2,800	3,073
4.45% 5/30/16	2,000	2,224
Kraft Foods Group, Inc.:
3.5% 6/6/22 (b)	3,750	4,001
5% 6/4/42 (b)	2,825	3,162
Kraft Foods, Inc.:
6% 2/11/13	7,895	7,969
6.125% 2/1/18	5,497	6,727
6.75% 2/19/14	535	574
6.875% 2/1/38	5,250	7,201
		62,468
Household Products - 0.1%
Kimberly-Clark Corp. 2.4% 3/1/22	5,200	5,301
Procter & Gamble Co.:
1.8% 11/15/15	5,000	5,194
2.3% 2/6/22	4,700	4,835
3.15% 9/1/15	4,500	4,821
		20,151
Tobacco - 0.3%
Altria Group, Inc.:
4.25% 8/9/42	9,780	9,691
9.7% 11/10/18	2,049	2,891
Philip Morris International, Inc.:
3.875% 8/21/42	4,825	4,885
4.5% 3/26/20	2,000	2,351
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.: - continued
4.875% 5/16/13	$ 8,937	$ 9,112
5.65% 5/16/18	6,789	8,294
6.375% 5/16/38	1,450	2,004
Reynolds American, Inc.:
3.25% 11/1/22	1,325	1,347
6.75% 6/15/17	2,899	3,540
7.25% 6/15/37	7,220	9,571
		53,686
TOTAL CONSUMER STAPLES		289,813
ENERGY - 2.5%
Energy Equipment & Services - 0.2%
Baker Hughes, Inc. 5.125% 9/15/40	2,000	2,443
El Paso Pipeline Partners Operating Co. LLC 4.7% 11/1/42	3,800	3,738
Halliburton Co.:
6.15% 9/15/19	2,000	2,534
7.45% 9/15/39	1,500	2,262
Noble Holding International Ltd.:
2.5% 3/15/17	4,650	4,811
3.05% 3/1/16	1,020	1,075
4.625% 3/1/21	1,340	1,491
5.25% 3/15/42	3,100	3,357
Weatherford International Ltd.:
4.95% 10/15/13	1,726	1,780
5.15% 3/15/13	2,255	2,280
7% 3/15/38	5,580	6,142
		31,913
Oil, Gas & Consumable Fuels - 2.3%
Anadarko Petroleum Corp.:
5.75% 6/15/14	5,000	5,339
6.2% 3/15/40	2,000	2,468
6.45% 9/15/36	2,675	3,352
Apache Corp. 5.1% 9/1/40	3,000	3,448
Boardwalk Pipelines LP 5.75% 9/15/19	1,000	1,140
Canadian Natural Resources Ltd.:
5.15% 2/1/13	4,456	4,487
5.7% 5/15/17	1,148	1,362
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Canadian Natural Resources Ltd.: - continued
6.25% 3/15/38	$ 6,850	$ 8,891
Cenovus Energy, Inc.:
3% 8/15/22	1,700	1,742
6.75% 11/15/39	2,000	2,666
Chevron Corp. 1.104% 12/5/17	5,700	5,734
ConocoPhillips:
4.6% 1/15/15	3,000	3,253
5.75% 2/1/19	2,902	3,602
6.5% 2/1/39	7,529	10,682
DCP Midstream Operating LP 2.5% 12/1/17	5,700	5,693
Devon Energy Corp. 5.625% 1/15/14	2,321	2,450
El Paso Natural Gas Co. 5.95% 4/15/17	926	1,078
Enbridge Energy Partners LP:
4.2% 9/15/21	8,700	9,405
5.875% 12/15/16	1,000	1,164
6.5% 4/15/18	1,000	1,228
Encana Corp.:
3.9% 11/15/21	4,900	5,273
6.5% 2/1/38	5,000	6,188
Encana Holdings Finance Corp. 5.8% 5/1/14	2,861	3,054
Enterprise Products Operating LP:
4.05% 2/15/22	9,325	10,315
4.85% 8/15/42	2,500	2,599
5.6% 10/15/14	1,937	2,104
5.65% 4/1/13	690	700
5.7% 2/15/42	2,000	2,304
6.65% 4/15/18	2,000	2,489
7.55% 4/15/38	2,000	2,716
EOG Resources, Inc. 5.625% 6/1/19	1,000	1,238
Hess Corp. 5.6% 2/15/41	3,400	3,991
Kinder Morgan Energy Partners LP:
3.95% 9/1/22	7,000	7,459
5% 12/15/13	5,000	5,202
5.625% 9/1/41	1,000	1,122
6.55% 9/15/40	3,000	3,766
Magellan Midstream Partners LP 6.55% 7/15/19	4,592	5,730
Marathon Petroleum Corp.:
3.5% 3/1/16	1,000	1,068
5.125% 3/1/21	1,000	1,175
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Petroleum Corp.: - continued
6.5% 3/1/41	$ 1,000	$ 1,240
Nexen, Inc.:
5.2% 3/10/15	900	977
5.875% 3/10/35	3,710	4,509
Occidental Petroleum Corp.:
1.75% 2/15/17	2,000	2,061
2.7% 2/15/23	6,000	6,203
3.125% 2/15/22	2,000	2,147
ONEOK Partners LP 3.375% 10/1/22	5,000	5,066
Petro-Canada:
6.05% 5/15/18	3,650	4,454
6.8% 5/15/38	8,445	11,364
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	7,775	8,744
6.75% 1/27/41	3,650	4,616
7.875% 3/15/19	12,228	15,332
Petroleos Mexicanos:
4.875% 1/24/22	18,010	20,351
5.5% 6/27/44	1,000	1,095
5.5% 6/27/44 (b)	7,600	8,322
Phillips 66 5.875% 5/1/42 (b)	9,500	11,400
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,000	2,161
5.75% 1/15/20	1,000	1,216
6.125% 1/15/17	1,795	2,119
6.65% 1/15/37	2,795	3,696
Shell International Finance BV:
1.125% 8/21/17	1,375	1,385
1.875% 3/25/13	7,000	7,034
2.375% 8/21/22	3,000	3,030
6.375% 12/15/38	4,200	6,019
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,401
StatoilHydro ASA:
1.2% 1/17/18	5,575	5,600
2.9% 10/15/14	1,500	1,565
5.1% 8/17/40	2,000	2,461
Suncor Energy, Inc.:
6.1% 6/1/18	11,244	13,748
6.85% 6/1/39	2,000	2,737
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Talisman Energy, Inc.:
5.5% 5/15/42	$ 7,300	$ 8,246
5.85% 2/1/37	5,000	5,719
Total Capital International SA:
1.55% 6/28/17	5,000	5,105
2.7% 1/25/23	1,900	1,943
2.875% 2/17/22	4,175	4,360
TransCanada PipeLines Ltd.:
2.5% 8/1/22	5,000	5,036
3.4% 6/1/15	1,000	1,062
6.1% 6/1/40	6,700	8,946
Transcontinental Gas Line LLC 4.45% 8/1/42 (b)	7,750	8,098
Valero Energy Corp. 6.625% 6/15/37	5,420	6,566
Western Gas Partners LP 4% 7/1/22	3,000	3,143
Williams Partners LP 3.35% 8/15/22	2,800	2,854
XTO Energy, Inc.:
5% 1/31/15	1,733	1,905
5.65% 4/1/16	1,189	1,385
		375,098
TOTAL ENERGY		407,011
FINANCIALS - 8.5%
Capital Markets - 1.2%
Bear Stearns Companies, Inc. 5.3% 10/30/15	1,159	1,290
BlackRock, Inc.:
1.375% 6/1/15	3,000	3,050
4.25% 5/24/21	6,500	7,392
Franklin Resources, Inc. 1.375% 9/15/17	1,900	1,923
Goldman Sachs Group, Inc.:
3.3% 5/3/15	2,225	2,318
3.625% 2/7/16	5,000	5,298
3.7% 8/1/15	7,848	8,284
5.125% 1/15/15	1,500	1,613
5.25% 7/27/21	4,500	5,142
5.625% 1/15/17	7,000	7,669
5.75% 1/24/22	4,300	5,100
6% 6/15/20	1,650	1,955
6.15% 4/1/18	1,951	2,279
6.25% 2/1/41	2,000	2,426
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
6.75% 10/1/37	$ 14,860	$ 16,506
JPMorgan Chase & Co. 1.875% 3/20/15	4,000	4,066
Lazard Group LLC:
6.85% 6/15/17	3,804	4,392
7.125% 5/15/15	1,364	1,512
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	3,140	3,677
6.875% 4/25/18	6,991	8,407
7.75% 5/14/38	4,175	5,450
Morgan Stanley:
2.875% 1/24/14	5,000	5,091
2.875% 7/28/14	1,000	1,023
4.2% 11/20/14	7,250	7,583
4.75% 4/1/14	4,287	4,437
5.45% 1/9/17	236	260
5.5% 7/28/21	3,400	3,885
5.625% 9/23/19	2,000	2,254
5.75% 1/25/21	5,000	5,708
5.95% 12/28/17	5,745	6,504
6% 5/13/14	3,242	3,437
6% 4/28/15	5,666	6,174
6.375% 7/24/42	2,900	3,390
6.625% 4/1/18	5,055	5,886
7.25% 4/1/32	1,000	1,245
7.3% 5/13/19	3,000	3,639
Royal Bank of Scotland PLC:
4.875% 3/16/15	5,000	5,376
6.125% 1/11/21	3,700	4,521
State Street Corp. 2.875% 3/7/16	3,340	3,558
The Bank of New York Mellon Corp.:
1.7% 11/24/14	9,828	10,034
2.3% 7/28/16	1,000	1,048
5.45% 5/15/19	2,000	2,405
UBS AG Stamford Branch:
2.25% 1/28/14	1,300	1,320
3.875% 1/15/15	2,000	2,114
5.75% 4/25/18	1,700	2,029
5.875% 12/20/17	3,500	4,164
		196,834
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - 2.2%
American Express Bank FSB 6% 9/13/17	$ 615	$ 746
Australia & New Zealand Banking Group Ltd. 1.875% 10/6/17	4,750	4,874
Bank of America NA:
5.3% 3/15/17	3,500	3,912
6% 10/15/36	2,419	2,945
Bank of Montreal 1.4% 9/11/17	2,875	2,889
Bank of Nova Scotia:
2.05% 10/7/15	4,000	4,151
4.375% 1/13/21	1,000	1,159
Barclays Bank PLC:
3.9% 4/7/15	6,600	7,014
5.2% 7/10/14	2,000	2,130
BB&T Corp.:
1.6% 8/15/17	5,700	5,779
2.05% 4/28/14	2,000	2,039
BNP Paribas:
2.125% 12/21/12	2,000	2,001
3.6% 2/23/16	10,380	11,015
Canadian Imperial Bank of Commerce 1.45% 9/13/13	1,000	1,009
Comerica, Inc. 3% 9/16/15	1,268	1,342
Commonwealth Bank of Australia:
1.25% 9/18/15	4,750	4,792
1.9% 9/18/17	4,750	4,859
Corporacion Andina de Fomento:
3.75% 1/15/16	5,425	5,695
4.375% 6/15/22	10,300	11,159
Credit Suisse 6% 2/15/18	15,651	18,033
Credit Suisse New York Branch 2.2% 1/14/14	7,948	8,076
European Investment Bank:
1.625% 6/15/17	4,640	4,805
1.75% 3/15/17	5,000	5,201
2.875% 9/15/20	9,000	9,838
Export-Import Bank of Korea:
4% 1/11/17	11,380	12,391
5% 4/11/22	6,170	7,234
Fifth Third Bancorp:
3.5% 3/15/22	1,650	1,748
3.625% 1/25/16	2,000	2,143
4.5% 6/1/18	824	912
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Fifth Third Bancorp: - continued
8.25% 3/1/38	$ 2,079	$ 3,013
Fifth Third Bank 4.75% 2/1/15	3,422	3,676
HSBC Holdings PLC:
4.875% 1/14/22	10,100	11,769
5.1% 4/5/21	2,800	3,325
6.5% 9/15/37	10,500	12,784
International Bank for Reconstruction & Development:
0.875% 4/17/17	8,050	8,182
1% 9/15/16	9,000	9,157
2.375% 5/26/15	12,300	12,909
JPMorgan Chase Bank 6% 10/1/17	7,075	8,377
KeyBank NA 5.8% 7/1/14	1,109	1,191
KeyCorp. 3.75% 8/13/15	7,000	7,514
PNC Funding Corp.:
2.7% 9/19/16	11,300	11,994
6.7% 6/10/19	2,500	3,213
Rabobank (Netherlands) NV:
2.125% 10/13/15	1,000	1,031
3.95% 11/9/22	5,300	5,367
4.5% 1/11/21	1,000	1,131
5.25% 5/24/41	3,000	3,546
Regions Bank 7.5% 5/15/18	2,000	2,400
Royal Bank of Canada 2.3% 7/20/16	5,500	5,756
The Toronto Dominion Bank:
2.375% 10/19/16	1,200	1,263
2.5% 7/14/16	1,200	1,265
U.S. Bancorp:
3.15% 3/4/15	5,000	5,281
4.125% 5/24/21	3,000	3,465
UnionBanCal Corp. 5.25% 12/16/13	656	683
Wachovia Bank NA 6.6% 1/15/38	10,000	13,849
Wachovia Corp.:
5.5% 5/1/13	14,000	14,294
5.625% 10/15/16	3,367	3,877
5.75% 6/15/17	2,905	3,452
Wells Fargo & Co.:
1.5% 7/1/15	3,000	3,048
2.1% 5/8/17	2,725	2,826
5.625% 12/11/17	5,972	7,162
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Westpac Banking Corp.:
1.125% 9/25/15	$ 2,000	$ 2,017
1.85% 12/9/13	9,800	9,939
2% 8/14/17	5,000	5,168
4.875% 11/19/19	3,700	4,327
		348,142
Consumer Finance - 1.4%
American Express Co.:
7.25% 5/20/14	1,500	1,640
8.15% 3/19/38	8,500	14,266
American Express Credit Corp. 2.75% 9/15/15	5,000	5,261
Capital One Bank (USA) NA 8.8% 7/15/19	2,020	2,734
Capital One Financial Corp.:
4.75% 7/15/21	4,000	4,621
7.375% 5/23/14	1,578	1,725
Caterpillar Financial Services Corp.:
2% 4/5/13	8,104	8,149
2.75% 6/24/15	1,500	1,575
2.85% 6/1/22	4,000	4,133
Discover Financial Services:
5.2% 4/27/22	1,000	1,123
6.45% 6/12/17	2,263	2,658
Ford Motor Credit Co. LLC:
2.5% 1/15/16	3,750	3,795
2.75% 5/15/15	11,400	11,608
3% 6/12/17	3,000	3,056
4.25% 2/3/17	7,600	8,084
4.25% 9/20/22	1,800	1,868
5.875% 8/2/21	11,375	13,035
General Electric Capital Corp.:
1.6% 11/20/17	1,550	1,549
2.25% 11/9/15	6,228	6,439
2.95% 5/9/16	11,691	12,373
3.5% 6/29/15	12,081	12,840
4.65% 10/17/21	7,000	7,948
5.625% 9/15/17	7,044	8,312
5.625% 5/1/18	15,000	17,867
5.875% 1/14/38	4,000	4,840
6.375% 11/15/67 (e)	9,000	9,546
6.875% 1/10/39	4,000	5,416
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
HSBC Finance Corp. 5.5% 1/19/16	$ 11,200	$ 12,450
John Deere Capital Corp.:
1.2% 10/10/17	1,550	1,558
1.6% 3/3/14	8,400	8,521
2.25% 4/17/19	10,250	10,620
2.8% 1/27/23	5,000	5,163
PACCAR Financial Corp. 1.95% 12/17/12	2,000	2,001
Toyota Motor Credit Corp.:
0.875% 7/17/15	4,750	4,762
1% 2/17/15	1,600	1,614
2.05% 1/12/17	9,000	9,361
		232,511
Diversified Financial Services - 2.2%
Bank of America Corp.:
4.5% 4/1/15	16,765	17,899
5% 5/13/21	4,000	4,584
5.7% 1/24/22	6,250	7,597
5.75% 12/1/17	5,855	6,770
5.875% 1/5/21	6,640	7,930
6.5% 8/1/16	15,000	17,421
BP Capital Markets PLC:
2.5% 11/6/22	3,000	2,980
3.125% 10/1/15	2,500	2,661
3.245% 5/6/22	7,750	8,141
3.875% 3/10/15	2,000	2,137
4.5% 10/1/20	2,000	2,317
4.75% 3/10/19	1,000	1,168
Capital One Capital V 10.25% 8/15/39	3,557	3,575
Capital One Capital VI 8.875% 5/15/40	1,000	1,004
Citigroup, Inc.:
2.25% 8/7/15	1,800	1,847
2.65% 3/2/15	13,899	14,305
3.953% 6/15/16	1,450	1,562
4.75% 5/19/15	15,244	16,471
5.875% 1/30/42	4,500	5,598
6.125% 5/15/18	1,769	2,117
6.125% 8/25/36	3,650	4,030
6.5% 8/19/13	6,095	6,336
8.125% 7/15/39	8,000	12,064
8.5% 5/22/19	1,688	2,257
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
CME Group, Inc. 5.75% 2/15/14	$ 501	$ 531
Deutsche Bank AG London Branch:
3.45% 3/30/15	2,000	2,117
3.875% 8/18/14	5,000	5,264
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	10,528
6.375% 5/15/38	7,218	10,108
International Finance Corp.:
2.25% 4/11/16	5,700	6,041
2.75% 4/20/15	6,625	7,002
JPMorgan Chase & Co.:
2% 8/15/17	7,000	7,130
3.15% 7/5/16	1,500	1,590
3.25% 9/23/22	4,000	4,134
3.4% 6/24/15	10,710	11,294
3.7% 1/20/15	5,000	5,270
4.35% 8/15/21	2,000	2,240
4.5% 1/24/22	13,000	14,696
4.625% 5/10/21	1,500	1,714
5.5% 10/15/40	5,700	6,938
5.6% 7/15/41	1,500	1,861
6.3% 4/23/19	10,000	12,351
KfW:
1% 1/12/15	38,700	39,172
1.875% 1/14/13	3,100	3,105
4% 1/27/20	3,000	3,525
4.875% 6/17/19	25,000	30,603
National Rural Utils. Coop. Finance Corp. 3.875% 9/16/15	4,000	4,329
Svensk Exportkredit AB 1.75% 5/30/17	4,750	4,891
TECO Finance, Inc. 4% 3/15/16	2,875	3,089
		352,294
Insurance - 1.0%
Ace INA Holdings, Inc. 5.9% 6/15/19	3,000	3,745
Allstate Corp.:
5.95% 4/1/36	3,100	4,026
6.2% 5/16/14	4,000	4,315
7.45% 5/16/19	3,000	3,962
American International Group, Inc.:
3.65% 1/15/14	3,700	3,806
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
American International Group, Inc.: - continued
3.8% 3/22/17	$ 16,400	$ 17,660
4.875% 9/15/16	5,400	6,044
4.875% 6/1/22	9,000	10,119
5.05% 10/1/15	3,000	3,298
5.85% 1/16/18	2,000	2,340
6.4% 12/15/20	2,900	3,553
8.25% 8/15/18	4,000	5,202
Aon Corp. 3.125% 5/27/16	8,000	8,467
Assurant, Inc. 5.625% 2/15/14	1,894	1,975
Axis Capital Holdings Ltd. 5.75% 12/1/14	553	593
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	6,224
Hartford Financial Services Group, Inc. 5.125% 4/15/22	4,750	5,404
Marsh & McLennan Companies, Inc. 2.3% 4/1/17	5,000	5,121
MetLife, Inc.:
2.375% 2/6/14	3,000	3,063
4.125% 8/13/42	3,900	3,881
5% 6/15/15	1,153	1,274
5.875% 2/6/41	2,400	3,040
7.717% 2/15/19	9,000	11,838
Prudential Financial, Inc.:
5.15% 1/15/13	3,146	3,163
5.4% 6/13/35	447	490
5.5% 3/15/16	421	477
5.625% 5/12/41	2,000	2,280
5.7% 12/14/36	380	431
6.2% 1/15/15	1,340	1,482
6.2% 11/15/40	2,400	2,925
7.375% 6/15/19	3,000	3,831
8.875% 6/15/38 (e)	2,944	3,577
The Chubb Corp.:
5.75% 5/15/18	4,175	5,171
6.5% 5/15/38	3,510	4,900
The Travelers Companies, Inc. 6.25% 6/15/37	8,350	11,262
		158,939
Real Estate Investment Trusts - 0.2%
Boston Properties, Inc. 4.125% 5/15/21	2,100	2,297
DDR Corp. 4.625% 7/15/22	1,900	2,067
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP:
5.4% 8/15/14	$ 5,172	$ 5,511
5.95% 2/15/17	630	721
6.25% 5/15/13	1,000	1,023
6.5% 1/15/18	1,000	1,175
Federal Realty Investment Trust 3% 8/1/22	4,750	4,724
Health Care REIT, Inc.:
2.25% 3/15/18	2,470	2,469
3.75% 3/15/23	2,660	2,661
HRPT Properties Trust:
5.75% 11/1/15	881	939
6.25% 6/15/17	1,221	1,341
6.65% 1/15/18	612	691
Kimco Realty Corp. 6.875% 10/1/19	1,000	1,240
		26,859
Real Estate Management & Development - 0.3%
BioMed Realty LP 4.25% 7/15/22	3,000	3,162
Digital Realty Trust LP 4.5% 7/15/15	2,000	2,144
ERP Operating LP 4.625% 12/15/21	5,700	6,426
Liberty Property LP:
4.75% 10/1/20	1,000	1,092
5.125% 3/2/15	840	907
5.5% 12/15/16	1,000	1,141
Mack-Cali Realty LP:
2.5% 12/15/17	3,825	3,832
4.5% 4/18/22	4,210	4,492
Regency Centers LP:
5.25% 8/1/15	2,113	2,311
5.875% 6/15/17	1,046	1,218
Simon Property Group LP:
2.8% 1/30/17	4,700	4,993
4.125% 12/1/21	3,200	3,600
4.2% 2/1/15	1,820	1,934
5.65% 2/1/20	4,300	5,180
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP:
6.125% 6/1/20	$ 4,408	$ 5,272
6.15% 11/15/15	24	27
		47,731
TOTAL FINANCIALS		1,363,310
HEALTH CARE - 1.7%
Biotechnology - 0.2%
Amgen, Inc.:
1.875% 11/15/14	3,100	3,173
2.5% 11/15/16	2,000	2,097
3.875% 11/15/21	9,600	10,566
5.15% 11/15/41	11,150	12,689
5.85% 6/1/17	2,928	3,488
		32,013
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc. 4.5% 8/15/19	3,000	3,509
Medtronic, Inc.:
2.625% 3/15/16	2,330	2,467
4.125% 3/15/21	2,800	3,214
St. Jude Medical, Inc. 3.75% 7/15/14	1,000	1,049
		10,239
Health Care Providers & Services - 0.6%
Aetna, Inc.:
1.5% 11/15/17	1,958	1,975
4.125% 6/1/21	7,000	7,771
4.125% 11/15/42	4,411	4,419
Aristotle Holding, Inc.:
2.1% 2/12/15 (b)	5,093	5,194
3.9% 2/15/22 (b)	10,400	11,202
Catholic Health Initiatives:
1.6% 11/1/17	2,750	2,789
4.35% 11/1/42	2,000	2,057
CIGNA Corp. 4% 2/15/22	4,600	5,032
Coventry Health Care, Inc.:
5.95% 3/15/17	1,731	2,025
6.3% 8/15/14	3,584	3,885
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts, Inc.:
6.25% 6/15/14	$ 2,000	$ 2,162
7.25% 6/15/19	2,000	2,567
McKesson Corp. 0.95% 12/4/15	2,850	2,856
Medco Health Solutions, Inc. 2.75% 9/15/15	2,000	2,089
UnitedHealth Group, Inc. 4.375% 3/15/42	11,800	12,439
WellPoint, Inc.:
1.25% 9/10/15	1,575	1,589
1.875% 1/15/18	2,000	2,036
3.3% 1/15/23	2,000	2,056
4.625% 5/15/42	2,600	2,707
4.65% 1/15/43	2,000	2,095
5% 12/15/14	7,200	7,799
5.8% 8/15/40	4,000	4,765
		91,509
Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc. 5.5% 9/14/15	1,000	1,118
Pharmaceuticals - 0.8%
AbbVie, Inc.:
1.2% 11/6/15 (b)	5,700	5,725
1.75% 11/6/17 (b)	5,700	5,779
2.9% 11/6/22 (b)	5,700	5,816
4.4% 11/6/42 (b)	4,775	5,051
AstraZeneca PLC:
5.9% 9/15/17	4,505	5,535
6.45% 9/15/37	3,250	4,460
Bristol-Myers Squibb Co.:
3.25% 8/1/42	2,800	2,620
5.45% 5/1/18	2,905	3,536
Hospira, Inc. 6.4% 5/15/15	2,000	2,233
Johnson & Johnson:
1.2% 5/15/14	4,700	4,759
4.85% 5/15/41	4,260	5,332
Merck & Co., Inc.:
2.25% 1/15/16	1,000	1,047
2.4% 9/15/22	2,000	2,023
3.6% 9/15/42	2,000	2,006
3.875% 1/15/21	1,000	1,134
4% 6/30/15	3,000	3,266
5% 6/30/19	5,970	7,204
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.: - continued
5.85% 6/30/39	$ 1,000	$ 1,382
Novartis Capital Corp.:
2.4% 9/21/22	3,750	3,776
3.7% 9/21/42	2,825	2,838
4.125% 2/10/14	12,903	13,451
Pfizer, Inc.:
5.35% 3/15/15	4,000	4,422
6.2% 3/15/19	4,000	5,104
7.2% 3/15/39	5,400	8,393
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	949	1,074
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	3,275	3,335
3.25% 10/1/22	11,000	11,305
4.625% 10/1/42	3,000	3,159
5% 8/15/14	1,000	1,068
6.125% 8/15/19	1,000	1,229
Wyeth 5.5% 2/1/14	5,400	5,718
		133,780
TOTAL HEALTH CARE		268,659
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.3%
Boeing Capital Corp. 2.125% 8/15/16	4,500	4,707
General Dynamics Corp. 2.25% 7/15/16	2,400	2,527
Honeywell International, Inc. 5.375% 3/1/41	1,400	1,822
Lockheed Martin Corp.:
2.125% 9/15/16	3,000	3,123
4.85% 9/15/41	2,700	3,048
Raytheon Co.:
1.625% 10/15/15	1,000	1,034
3.125% 10/15/20	2,000	2,145
4.875% 10/15/40	1,000	1,170
The Boeing Co.:
5% 3/15/14	3,000	3,168
6% 3/15/19	1,000	1,254
6.875% 3/15/39	3,300	5,085
United Technologies Corp.:
3.1% 6/1/22	2,875	3,091
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
United Technologies Corp.: - continued
4.5% 4/15/20	$ 4,000	$ 4,746
4.5% 6/1/42	3,000	3,403
5.7% 4/15/40	2,000	2,662
6.125% 2/1/19	4,000	5,031
		48,016
Air Freight & Logistics - 0.0%
United Parcel Service, Inc.:
3.875% 4/1/14	3,900	4,074
6.2% 1/15/38	2,500	3,463
		7,537
Airlines - 0.0%
Continental Airlines, Inc.:
4% 4/29/26	4,700	4,953
6.648% 3/15/19	2,220	2,364
6.9% 7/2/19	673	727
		8,044
Commercial Services & Supplies - 0.1%
Republic Services, Inc. 5.5% 9/15/19	4,000	4,767
Waste Management, Inc. 2.9% 9/15/22	6,675	6,677
		11,444
Industrial Conglomerates - 0.3%
3M Co. 2% 6/26/22	4,000	3,998
Covidien International Finance SA:
3.2% 6/15/22	2,150	2,289
6% 10/15/17	2,902	3,543
6.55% 10/15/37	4,250	6,055
Danaher Corp.:
1.3% 6/23/14	2,900	2,934
3.9% 6/23/21	2,900	3,273
General Electric Co. 5.25% 12/6/17	18,540	21,930
		44,022
Machinery - 0.1%
Caterpillar, Inc.:
2.6% 6/26/22	6,000	6,092
5.3% 9/15/35	7,000	8,721
Deere & Co. 5.375% 10/16/29	1,000	1,299
		16,112
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	$ 5,000	$ 5,817
Burlington Northern Santa Fe LLC:
3.05% 3/15/22	10,000	10,470
4.375% 9/1/42	4,500	4,826
Canadian National Railway Co. 2.85% 12/15/21	5,000	5,279
CSX Corp.:
4.1% 3/15/44	6,775	6,688
7.375% 2/1/19	10,000	12,800
Norfolk Southern Corp.:
3% 4/1/22	7,500	7,787
3.25% 12/1/21	5,000	5,286
3.95% 10/1/42	1,900	1,918
5.75% 1/15/16	10,000	11,449
Union Pacific Corp. 4.75% 9/15/41	2,800	3,203
		75,523
TOTAL INDUSTRIALS		210,698
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.2%
Cisco Systems, Inc.:
2.9% 11/17/14	3,000	3,140
4.45% 1/15/20	2,000	2,338
4.95% 2/15/19	3,479	4,140
5.9% 2/15/39	12,416	16,335
		25,953
Computers & Peripherals - 0.1%
Hewlett-Packard Co.:
2.35% 3/15/15	2,000	1,979
3.3% 12/9/16	5,250	5,219
4.3% 6/1/21	2,780	2,620
4.75% 6/2/14	8,300	8,566
6% 9/15/41	1,500	1,408
		19,792
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
5.95% 1/15/14	2,922	3,090
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tyco Electronics Group SA: - continued
6.55% 10/1/17	$ 2,338	$ 2,800
7.125% 10/1/37	2,475	3,311
		9,201
Internet Software & Services - 0.1%
eBay, Inc. 2.6% 7/15/22	9,525	9,671
Google, Inc.:
1.25% 5/19/14	4,720	4,778
3.625% 5/19/21	3,780	4,235
		18,684
IT Services - 0.2%
IBM Corp.:
1.25% 2/6/17	11,250	11,384
1.95% 7/22/16	1,500	1,558
7.625% 10/15/18	13,000	17,488
		30,430
Office Electronics - 0.1%
Xerox Corp.:
4.25% 2/15/15	1,000	1,052
4.5% 5/15/21	4,000	4,190
5.625% 12/15/19	1,000	1,127
8.25% 5/15/14	3,902	4,276
		10,645
Software - 0.1%
Microsoft Corp.:
2.5% 2/8/16	2,000	2,115
2.95% 6/1/14	2,000	2,078
4.2% 6/1/19	2,000	2,336
5.3% 2/8/41	1,500	1,907
Oracle Corp.:
5.375% 7/15/40	4,000	5,044
5.75% 4/15/18	7,400	9,066
		22,546
TOTAL INFORMATION TECHNOLOGY		137,251
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - 1.1%
Chemicals - 0.4%
Air Products & Chemicals, Inc. 4.375% 8/21/19	$ 1,000	$ 1,161
E.I. du Pont de Nemours & Co.:
3.25% 1/15/15	4,000	4,220
3.625% 1/15/21	5,000	5,567
4.625% 1/15/20	3,000	3,527
Ecolab, Inc. 1% 8/9/15	4,750	4,766
Lubrizol Corp. 8.875% 2/1/19	919	1,295
Potash Corp. of Saskatchewan, Inc.:
3.25% 12/1/17	3,800	4,155
3.75% 9/30/15	2,000	2,156
4.875% 3/30/20	1,500	1,741
5.625% 12/1/40	1,800	2,208
Praxair, Inc.:
2.45% 2/15/22	4,650	4,723
3.25% 9/15/15	3,200	3,425
The Dow Chemical Co.:
4.125% 11/15/21	7,700	8,380
5.9% 2/15/15	2,500	2,770
7.6% 5/15/14	3,000	3,288
8.55% 5/15/19	2,358	3,189
9.4% 5/15/39	3,000	4,954
		61,525
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,816	2,043
Containers & Packaging - 0.0%
Bemis Co., Inc.:
5.65% 8/1/14	3,000	3,216
6.8% 8/1/19	3,000	3,629
		6,845
Metals & Mining - 0.6%
Alcoa, Inc. 5.4% 4/15/21	12,100	12,768
Barrick Gold Corp.:
3.85% 4/1/22	8,000	8,538
5.25% 4/1/42	4,500	5,035
BHP Billiton Financial (USA) Ltd.:
2.875% 2/24/22	9,300	9,769
5.5% 4/1/14	2,500	2,666
6.5% 4/1/19	2,500	3,219
Freeport-McMoRan Copper & Gold, Inc. 3.55% 3/1/22	5,125	5,210
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Newmont Mining Corp.:
5.125% 10/1/19	$ 1,000	$ 1,152
6.25% 10/1/39	1,600	1,933
Rio Tinto Finance Ltd. (United States):
2.25% 9/20/16	1,200	1,248
3.75% 9/20/21	3,200	3,462
5.2% 11/2/40	1,000	1,185
6.5% 7/15/18	1,398	1,757
7.125% 7/15/28	2,000	2,719
8.95% 5/1/14	4,000	4,458
Rio Tinto Finance USA PLC 2.875% 8/21/22	6,000	6,107
Teck Resources Ltd.:
4.75% 1/15/22	3,850	4,196
5.2% 3/1/42	5,200	5,120
Vale Overseas Ltd.:
5.625% 9/15/19	6,210	7,033
6.25% 1/23/17	9,395	10,847
		98,422
Paper & Forest Products - 0.1%
International Paper Co. 4.75% 2/15/22	11,500	13,034
TOTAL MATERIALS		181,869
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.2%
AT&T Broadband Corp. 8.375% 3/15/13	2,560	2,616
AT&T, Inc.:
2.4% 8/15/16	12,800	13,397
4.35% 6/15/45 (b)	24,760	24,743
5.55% 8/15/41	7,300	8,736
5.8% 2/15/19	4,000	4,930
6.3% 1/15/38	838	1,073
BellSouth Capital Funding Corp. 7.875% 2/15/30	131	175
British Telecommunications PLC:
2% 6/22/15	7,000	7,198
9.625% 12/15/30	4,515	7,241
CenturyLink, Inc.:
6.15% 9/15/19	5,000	5,518
6.45% 6/15/21	5,250	5,767
7.6% 9/15/39	2,500	2,586
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Deutsche Telekom International Financial BV:
5.25% 7/22/13	$ 2,425	$ 2,495
5.875% 8/20/13	10,000	10,355
6.75% 8/20/18	3,595	4,521
France Telecom SA:
2.125% 9/16/15	1,000	1,027
5.375% 7/8/19	4,000	4,717
SBC Communications, Inc. 5.1% 9/15/14	2,149	2,318
Telecom Italia Capital SA:
4.95% 9/30/14	3,178	3,297
5.25% 10/1/15	4,571	4,840
6.999% 6/4/18	1,776	2,000
7.175% 6/18/19	6,000	6,840
Telefonica Emisiones S.A.U.:
3.992% 2/16/16	3,850	3,906
4.949% 1/15/15	3,000	3,106
5.462% 2/16/21	2,700	2,741
5.877% 7/15/19	2,000	2,100
6.421% 6/20/16	1,151	1,243
7.045% 6/20/36	2,600	2,659
Verizon Communications, Inc.:
1.25% 11/3/14	8,400	8,515
2% 11/1/16	9,600	9,983
4.75% 11/1/41	1,000	1,140
6.25% 4/1/37	3,121	4,105
6.35% 4/1/19	6,000	7,659
6.9% 4/15/38	6,025	8,567
Verizon Global Funding Corp. 5.85% 9/15/35	3,190	4,025
		186,139
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de C.V. 6.125% 11/15/37	8,365	10,879
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.5% 3/1/16	4,400	4,680
4.75% 10/1/14	4,500	4,807
5.875% 10/1/19	2,905	3,451
6.35% 3/15/40	1,000	1,140
6.375% 3/1/41	2,100	2,424
Verizon Wireless Capital LLC:
5.55% 2/1/14	2,352	2,476
8.5% 11/15/18	3,486	4,824
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC:
1.25% 9/26/17	$ 4,000	$ 4,004
2.5% 9/26/22	3,000	3,022
2.875% 3/16/16	440	466
3.375% 11/24/15	1,000	1,069
5% 12/16/13	2,275	2,378
5.45% 6/10/19	6,000	7,334
		52,954
TOTAL TELECOMMUNICATION SERVICES		239,093
UTILITIES - 1.8%
Electric Utilities - 1.3%
Alabama Power Co. 5.2% 6/1/41	3,850	4,780
Ameren Illinois Co. 6.125% 11/15/17	3,364	4,066
AmerenUE:
3.9% 9/15/42	3,700	3,796
6.4% 6/15/17	2,959	3,641
American Electric Power Co., Inc.:
1.65% 12/15/17	4,000	4,010
2.95% 12/15/22	4,000	4,015
Carolina Power & Light Co. 2.8% 5/15/22	4,350	4,520
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	1,900	1,831
Cleveland Electric Illuminating Co.:
5.65% 12/15/13	4,074	4,265
8.875% 11/15/18	2,000	2,686
Commonwealth Edison Co.:
1.625% 1/15/14	6,418	6,499
3.4% 9/1/21	1,000	1,087
5.8% 3/15/18	9,945	12,102
Detroit Edison Co. 2.65% 6/15/22	8,000	8,186
Duke Capital LLC 5.668% 8/15/14	2,036	2,194
Duke Energy Carolinas LLC:
4% 9/30/42	3,750	3,826
5.25% 1/15/18	4,355	5,225
6% 1/15/38	3,450	4,567
Duke Energy Corp. 3.95% 9/15/14	4,500	4,750
Edison International 3.75% 9/15/17	3,000	3,273
FirstEnergy Solutions Corp.:
4.8% 2/15/15	9,000	9,695
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Solutions Corp.: - continued
6.8% 8/15/39	$ 3,500	$ 3,970
FPL Group Capital, Inc. 7.875% 12/15/15	1,532	1,836
Hydro-Quebec:
1.375% 6/19/17	1,000	1,017
2% 6/30/16	7,310	7,632
Mississippi Power Co. 4.25% 3/15/42	1,840	1,934
Nevada Power Co. 6.5% 8/1/18	1,555	1,955
Northern States Power Co.:
3.4% 8/15/42	2,000	1,908
5.25% 3/1/18	10,500	12,707
Pacific Gas & Electric Co.:
2.45% 8/15/22	4,000	4,029
3.75% 8/15/42	5,900	5,741
5.4% 1/15/40	4,000	4,881
PacifiCorp 6% 1/15/39	6,193	8,306
Pennsylvania Electric Co. 6.05% 9/1/17	757	891
Potomac Electric Power Co. 6.5% 11/15/37	3,806	5,529
PPL Capital Funding, Inc. 4.2% 6/15/22	2,000	2,128
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,967
6% 12/1/39	3,200	3,926
Public Service Electric & Gas Co.:
2.7% 5/1/15	2,000	2,092
3.65% 9/1/42	2,825	2,783
Sierra Pacific Power Co. 5.45% 9/1/13	1,545	1,600
Southern California Edison Co. 4.5% 9/1/40	7,190	8,109
Tampa Electric Co.:
6.15% 5/15/37	6,260	8,646
6.55% 5/15/36	5,500	7,938
Virginia Electric & Power Co.:
5% 6/30/19	5,000	6,019
6% 5/15/37	2,000	2,676
Wisconsin Electric Power Co. 6.25% 12/1/15	2,983	3,467
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,184
		213,885
Gas Utilities - 0.0%
ONEOK, Inc. 4.25% 2/1/22	1,200	1,313
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Gas Utilities - continued
Southern California Gas Co. 3.75% 9/15/42	$ 2,000	$ 2,053
Southern Natural Gas Co. 5.9% 4/1/17 (b)	438	517
		3,883
Independent Power Producers & Energy Traders - 0.1%
Exelon Generation Co. LLC 5.35% 1/15/14	1,513	1,585
PPL Energy Supply LLC 6.5% 5/1/18	6,485	7,841
		9,426
Multi-Utilities - 0.4%
CenterPoint Energy, Inc. 5.95% 2/1/17	1,181	1,384
Consolidated Edison Co. of New York, Inc.:
4.45% 6/15/20	2,000	2,354
5.5% 12/1/39	2,500	3,162
Consumers Energy Co. 2.85% 5/15/22	6,650	6,950
Delmarva Power & Light 4% 6/1/42	4,000	4,249
Dominion Resources, Inc.:
2.25% 9/1/15	1,000	1,039
2.6623% 9/30/66 (e)	1,000	939
4.9% 8/1/41	2,000	2,311
7.5% 6/30/66 (e)	1,000	1,110
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	3,750	4,539
6.5% 9/15/37	7,605	10,276
National Grid PLC 6.3% 8/1/16	1,463	1,703
NiSource Finance Corp.:
5.25% 9/15/17	835	961
5.4% 7/15/14	1,334	1,427
5.45% 9/15/20	5,111	6,065
6.25% 12/15/40	2,453	2,974
6.4% 3/15/18	1,532	1,849
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	1,156
Sempra Energy:
2.875% 10/1/22	3,000	3,018
6% 10/15/39	1,000	1,291
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy: - continued
6.5% 6/1/16	$ 3,000	$ 3,546
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	4,228	4,566
		66,869
TOTAL UTILITIES		294,063
TOTAL NONCONVERTIBLE BONDS (Cost $3,265,405)		3,650,721
U.S. Government and Government Agency Obligations - 41.0%

U.S. Government Agency Obligations - 3.9%
Fannie Mae:
0.5% 8/9/13	9,861	9,881
0.875% 8/28/14	68,669	69,366
0.875% 10/26/17	32,907	33,162
1.75% 2/22/13	22,745	22,823
3.625% 2/12/13	55,295	55,658
Federal Farm Credit Bank 3% 9/22/14	50,000	52,467
Federal Home Loan Bank:
0.375% 11/27/13	10,095	10,110
0.375% 1/29/14	20,085	20,116
1% 6/21/17	35,300	35,830
5% 11/17/17	33,300	40,165
Freddie Mac:
0.75% 3/28/13	31,355	31,412
1% 8/27/14	13,211	13,385
1% 6/29/17	2,660	2,702
1% 9/29/17	32,075	32,544
1.75% 9/10/15	20,385	21,158
2.375% 1/13/22	13,000	13,652
3.75% 3/27/19	2,300	2,678
4.875% 6/13/18	66,960	81,411
6.25% 7/15/32	7,700	11,628
6.75% 3/15/31	26,000	40,616
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Tennessee Valley Authority:
5.25% 9/15/39	$ 20,000	$ 26,837
5.375% 4/1/56	5,395	7,527
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		635,128
U.S. Treasury Obligations - 37.1%
U.S. Treasury Bonds:
2.75% 8/15/42	29,800	29,479
2.75% 11/15/42	45,095	44,552
3.5% 2/15/39	12,115	13,987
3.875% 8/15/40	30,080	36,937
4.25% 5/15/39	26,000	33,857
4.25% 11/15/40	811	1,058
4.375% 2/15/38	8,200	10,848
4.375% 11/15/39	100	133
4.375% 5/15/40	8,000	10,632
4.375% 5/15/41	57,765	76,855
4.5% 2/15/36	18,000	24,134
4.5% 5/15/38	15,000	20,217
4.5% 8/15/39	39,000	52,748
4.625% 2/15/40	21,500	29,653
4.75% 2/15/37	11,000	15,293
4.75% 2/15/41	54,830	77,156
5% 5/15/37	11,000	15,823
5.375% 2/15/31	76,940	112,020
6.25% 5/15/30	86,360	136,111
8.75% 5/15/17	8,000	10,892
8.875% 8/15/17	5,000	6,928
8.875% 2/15/19	6,960	10,351
9% 11/15/18	4,000	5,914
9.125% 5/15/18	3,000	4,354
U.S. Treasury Notes:
0.125% 7/31/14	83,940	83,770
0.25% 2/28/14	134,330	134,372
0.25% 3/31/14	72,750	72,770
0.25% 4/30/14	76,750	76,771
0.25% 5/31/14	26,740	26,744
0.25% 9/15/14	31,800	31,798
0.25% 9/30/14	17,750	17,750
0.25% 10/31/14	91,460	91,460
0.25% 12/15/14	13,480	13,476
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.25% 2/15/15	$ 112,410	$ 112,340
0.25% 5/15/15	34,110	34,075
0.25% 7/15/15	43,300	43,239
0.25% 8/15/15	68,575	68,462
0.25% 9/15/15	40,400	40,324
0.25% 10/15/15	95,560	95,366
0.375% 11/15/14	62,560	62,699
0.375% 3/15/15	6,040	6,053
0.375% 4/15/15	5,240	5,250
0.375% 6/15/15	56,410	56,516
0.375% 11/15/15	133,840	134,039
0.5% 8/15/14	113,810	114,295
0.5% 10/15/14	81,350	81,712
0.5% 7/31/17	53,135	52,965
0.625% 7/15/14	130,240	131,039
0.625% 5/31/17	60,000	60,244
0.625% 9/30/17	87,690	87,806
0.75% 6/15/14	72,190	72,751
0.75% 10/31/17	41,635	41,921
0.875% 11/30/16	43,120	43,834
0.875% 12/31/16	12,063	12,255
0.875% 1/31/17	54,880	55,738
0.875% 2/28/17	109,294	111,019
0.875% 7/31/19	16,680	16,577
1% 5/15/14	44,750	45,243
1% 8/31/16	100,010	102,112
1% 9/30/16	46,030	47,008
1% 10/31/16	86,750	88,593
1% 3/31/17	45,115	46,045
1% 6/30/19	22,010	22,074
1.125% 5/31/19	9,650	9,765
1.25% 3/15/14	330	334
1.25% 4/15/14	51,073	51,777
1.25% 8/31/15	76,590	78,535
1.25% 9/30/15	6,000	6,156
1.25% 10/31/15	39,660	40,713
1.25% 4/30/19	4,550	4,644
1.25% 10/31/19	45,650	46,349
1.375% 9/30/18	117,930	121,800
1.375% 2/28/19	98,500	101,494
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.5% 6/30/16	$ 86,270	$ 89,606
1.5% 7/31/16	31,340	32,572
1.5% 8/31/18	162,770	169,268
1.5% 3/31/19	12,800	13,272
1.625% 8/15/22	120,674	121,193
1.625% 11/15/22	100,381	100,459
1.75% 3/31/14	950	969
1.75% 7/31/15	53,000	55,016
1.75% 5/31/16	13,840	14,489
1.75% 10/31/18	10	11
1.875% 2/28/14	1,660	1,694
1.875% 4/30/14	23,821	24,370
1.875% 6/30/15	60,900	63,355
1.875% 9/30/17	11,325	12,011
1.875% 10/31/17	40,860	43,356
2% 4/30/16	49,100	51,785
2.125% 5/31/15	86,030	89,928
2.125% 12/31/15	18,710	19,722
2.125% 2/29/16	145,700	153,975
2.125% 8/15/21	90,750	96,308
2.25% 5/31/14	20,570	21,185
2.25% 3/31/16	54,000	57,345
2.25% 11/30/17	11,000	11,880
2.375% 2/28/15	9,084	9,508
2.5% 3/31/15	52,000	54,673
2.5% 4/30/15	50,580	53,263
2.625% 6/30/14	31,801	32,987
2.625% 7/31/14	11,830	12,296
2.625% 12/31/14	49,640	52,072
2.625% 2/29/16	13,600	14,590
2.625% 4/30/18	10,200	11,236
2.625% 8/15/20	141,000	156,080
2.625% 11/15/20	94,180	104,216
2.75% 11/30/16	25,000	27,250
2.75% 12/31/17	3,000	3,317
3% 8/31/16	12,402	13,580
3% 9/30/16	22,000	24,135
3.125% 10/31/16	23,900	26,370
3.125% 5/15/21	50,876	58,249
3.25% 5/31/16	14,200	15,598
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.25% 12/31/16	$ 25,000	$ 27,797
3.375% 11/15/19	27,740	32,152
3.5% 2/15/18	4,000	4,577
3.5% 5/15/20	81,800	95,802
3.625% 8/15/19	10	12
3.625% 2/15/20	59,600	70,198
3.625% 2/15/21	39,800	47,141
3.875% 5/15/18	8,000	9,353
4% 2/15/15	9,600	10,382
4% 8/15/18	22,000	26,003
4.125% 5/15/15	19,300	21,103
4.25% 11/15/17	16,000	18,831
4.5% 5/15/17	13,000	15,263
4.625% 11/15/16	15,000	17,442
4.625% 2/15/17	14,000	16,399
5.125% 5/15/16	13,100	15,216
TOTAL U.S. TREASURY OBLIGATIONS		6,022,864
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $6,298,822)		6,657,992
U.S. Government Agency - Mortgage Securities - 31.1%

Fannie Mae - 19.8%
2.5% 5/1/27 to 10/1/27	76,479	80,046
2.5% 12/1/27 (d)	19,000	19,871
2.64% 11/1/34 (e)	22,199	23,657
3% 11/1/20 to 4/1/42	142,588	150,297
3% 12/1/27 (d)	15,000	15,813
3% 12/1/27 (d)	9,000	9,488
3% 12/1/42 (d)	82,700	86,977
3% 12/1/42 (d)	40,000	42,069
3.077% 4/1/41 (e)	15,770	16,458
3.5% 10/1/18 to 10/1/42	308,927	329,632
3.5% 12/1/27 (d)	3,000	3,181
3.5% 12/1/27 (d)	5,000	5,302
3.5% 7/1/42	28	30
3.5% 7/1/42	237	255
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.5% 7/1/42	$ 344	$ 369
3.5% 8/1/42	439	472
3.5% 8/1/42	406	437
3.5% 12/1/42 (d)	22,000	23,475
3.5% 12/1/42 (d)	102,400	109,264
3.5% 12/1/42 (d)	42,600	45,456
3.5% 12/1/42 (d)	22,000	23,475
3.5% 1/1/43 (d)	59,800	63,678
3.5% 1/1/43 (d)	64,600	68,789
3.5% 1/1/43 (d)	18,000	19,167
4% 8/1/18 to 4/1/42	481,621	517,947
4% 12/1/27 (d)	6,000	6,418
4% 12/1/42 (d)	3,000	3,214
4% 12/1/42 (d)	1,000	1,071
4% 1/1/43 (d)	4,000	4,282
4% 1/1/43 (d)	9,000	9,635
4.494% 11/1/34 (e)	2,393	2,566
4.5% 4/1/18 to 11/1/41	478,462	517,131
4.5% 12/1/42 (d)	3,300	3,557
4.5% 1/1/43 (d)	3,300	3,555
4.5% 1/1/43 (d)	7,000	7,541
5% 6/1/20 to 4/1/41	315,484	342,779
5% 12/1/42 (d)	34,500	37,384
5% 12/1/42 (d)	7,000	7,585
5.5% 8/1/14 to 7/1/41	251,750	275,010
5.5% 12/1/42 (d)	6,000	6,521
6% 8/1/22 to 7/1/41	210,695	233,011
6% 12/1/42 (d)	6,000	6,578
6.5% 4/1/19 to 6/1/40	78,176	88,346
TOTAL FANNIE MAE		3,211,789
Freddie Mac - 3.4%
1.855% 3/1/36 (e)	9,840	10,262
2.37% 12/1/35 (e)	8,577	9,142
3.019% 9/1/37 (e)	2,945	3,101
3.5% 4/1/42 to 9/1/42	68,945	73,301
4% 10/1/40 to 1/1/42	86,359	92,865
4% 12/1/42 (d)	21,300	22,707
4.5% 6/1/25 to 10/1/41	140,717	151,484
4.764% 3/1/35 (e)	5,805	6,108
5% 4/1/23 to 9/1/40	84,424	91,483
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.5% 3/1/34 to 12/1/39	$ 82,147	$ 89,155
6% 4/1/32 to 8/1/37	4,518	4,989
6.5% 8/1/36 to 12/1/37	2,858	3,197
TOTAL FREDDIE MAC		557,794
Ginnie Mae - 7.9%
3.5% 3/15/39 to 11/20/42	122,993	133,978
3.5% 12/1/42 (d)	30,000	32,646
3.5% 12/1/42 (d)	31,000	33,734
3.5% 12/1/42 (d)	117,000	127,537
3.5% 12/1/42 (d)	58,900	64,204
4% 1/15/25 to 12/15/41	195,076	214,226
4% 12/1/42 (d)	2,400	2,626
4% 12/1/42 (d)	3,000	3,283
4.5% 9/15/33 to 3/15/42	276,970	303,985
4.5% 12/1/42 (d)	4,000	4,357
5% 3/15/39 to 9/15/41	179,475	198,427
5% 12/1/42 (d)	1,000	1,087
5.5% 10/15/35 to 12/20/41	71,853	79,163
5.5% 12/1/42 (d)	2,000	2,198
6% 5/20/34 to 12/15/40	46,423	52,213
6% 12/1/42 (d)	2,000	2,244
6.5% 8/20/36 to 2/15/39	19,728	22,282
TOTAL GINNIE MAE		1,278,190
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,920,061)		5,047,773
Asset-Backed Securities - 0.2%

Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	5,000	5,090
Chase Issuance Trust Series 2008-A4 Class A4, 4.65% 3/15/15	5,000	5,064
Citibank Credit Card Issuance Trust:
Series 2009-A4 Class A4, 4.9% 6/23/16	1,000	1,069
Series 2009-A5 Class A5, 2.25% 12/23/14	6,000	6,007
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Detroit Edison Securitization Funding LLC Series 2001-1 Class A6, 6.62% 3/1/16	$ 6,000	$ 6,562
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (b)	447	436
TOTAL ASSET-BACKED SECURITIES (Cost $24,210)		24,228
Collateralized Mortgage Obligations - 0.0%

Private Sponsor - 0.0%
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7075% 7/16/34 (b)(e)	5	5
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)	179	66
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $125)		71
Commercial Mortgage Securities - 1.8%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7086% 5/10/45 (e)	960	1,013
Series 2006-5:
Class A2, 5.317% 9/10/47	3,671	3,672
Class A3, 5.39% 9/10/47	1,768	1,876
Series 2006-6 Class A3, 5.369% 10/10/45	2,536	2,765
Series 2007-4 Class A3, 5.7964% 2/10/51 (e)	1,238	1,308
Series 2006-6 Class E, 5.619% 10/10/45 (b)	733	74
Series 2007-3:
Class A3, 5.5348% 6/10/49 (e)	2,118	2,139
Class A4, 5.5348% 6/10/49 (e)	2,643	3,054
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	2,777	3,219
Series 2004-2 Class A4, 4.153% 11/10/38	1,317	1,332
Series 2005-1 Class A3, 4.877% 11/10/42	246	246
Series 2001-3 Class H, 6.562% 4/11/37 (b)	709	712
Series 2005-3 Class A3B, 5.09% 7/10/43 (e)	3,939	4,149
Bayview Commercial Asset Trust:
Series 2004-1, Class IO, 1.25% 4/25/34 (b)(f)	2,044	74
Series 2007-5A, Class IO, 4.186% 10/25/37 (b)(e)(f)	5,338	443
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2007-PW16 Class A4, 5.7163% 6/11/40 (e)	$ 16,612	$ 19,746
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,475	4,640
Series 2006-T22 Class A4, 5.5388% 4/12/38 (e)	159	181
CDC Commercial Mortgage Trust Series 2002-FX1 Class G, 6.625% 5/15/35 (b)	1,490	1,567
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,390	10,849
Series 2007-C6 Class A4, 5.6993% 12/10/49 (e)	9,950	11,800
Series 2008-C7 Class A2B, 6.2624% 12/10/49 (e)	777	789
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	2,212	2,549
Series 2007-CD4 Class A3, 5.293% 12/11/49	1,234	1,282
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.804% 5/15/46 (e)	1,268	1,354
Series 2006-C1 Class B, 5.359% 8/15/48	3,804	510
Series 2007-C2 Class B, 5.617% 4/15/47 (e)	1,416	609
COMM pass-thru certificates sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	3,613	3,733
Series 2007-C9 Class A4, 5.8009% 12/10/49 (e)	2,805	3,350
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	6,558	7,465
Series 2007-C2 Class A3, 5.542% 1/15/49 (e)	2,536	2,883
Series 2007-C3 Class A4, 5.6765% 6/15/39 (e)	10,213	11,639
Series 2006-C4 Class AAB, 5.439% 9/15/39	2,740	2,779
Series 2007-C5 Class A4, 5.695% 9/15/40 (e)	1,148	1,325
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.558% 4/15/22 (b)(e)	4,524	3,761
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	561	580
Series 2006-C1 Class A3, 5.4101% 2/15/39 (e)	4,385	4,497
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class B, 0.358% 2/15/22 (b)(e)	480	464
Series 2007-C1 Class B, 5.487% 2/15/40 (b)(e)	1,938	275
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,264	15,178
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4% 11/5/21 (b)(e)	$ 477	$ 455
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	1,685	1,718
Series 2007-GG9 Class A4, 5.444% 3/10/39	3,687	4,252
Series 2006-GG7:
Class A3, 5.8671% 7/10/38 (e)	367	367
Class A4, 5.8671% 7/10/38 (e)	10,980	12,672
GS Mortgage Securities Trust sequential payer Series 2007-GG10 Class A2, 5.778% 8/10/45	283	285
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB14 Class A3B, 5.4928% 12/12/44 (e)	3,116	3,178
Series 2006-LDP8 Class A4, 5.399% 5/15/45	808	932
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (e)	381	399
Class A3, 5.336% 5/15/47	529	604
Series 2007-CB19 Class A4, 5.7282% 2/12/49 (e)	17,057	20,063
Series 2007-LD11 Class A2, 5.7981% 6/15/49 (e)	2,763	2,852
Series 2007-LDPX Class A3, 5.42% 1/15/49	5,440	6,298
Series 2007-CB18 Class A3, 5.447% 6/12/47 (e)	1,142	1,193
Series 2007-CB19:
Class B, 5.7282% 2/12/49 (e)	108	37
Class C, 5.7282% 2/12/49 (e)	283	76
Class D, 5.7282% 2/12/49 (e)	298	29
Series 2007-LDP10 Class ES, 5.5618% 1/15/49 (b)(e)	656	31
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8894% 7/15/44 (e)	3,327	3,935
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	17	17
Series 2006-C6 Class A4, 5.372% 9/15/39	571	660
Series 2006-C7 Class A3, 5.347% 11/15/38	945	1,089
Series 2007-C1:
Class A3, 5.398% 2/15/40	4,740	4,932
Class A4, 5.424% 2/15/40	1,163	1,354
Series 2007-C2 Class A3, 5.43% 2/15/40	611	705
Series 2007-C6 Class A4, 5.858% 7/15/40 (e)	1,584	1,895
Series 2007-C7 Class A3, 5.866% 9/15/45	4,146	4,974
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.438% 9/15/21 (b)(e)	$ 406	$ 386
Class E, 0.498% 9/15/21 (b)(e)	1,465	1,357
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4357% 1/12/44 (b)(e)	1,103	742
Series 2006-C1 Class A2, 5.6401% 5/12/39 (e)	594	597
Series 2007-C1 Class A4, 5.847% 6/12/50 (e)	4,800	5,525
Series 2008-C1 Class A4, 5.69% 2/12/51	2,707	3,222
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.329% 12/12/49 (e)	114	113
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (e)	871	915
Series 2007-5:
Class A3, 5.364% 8/12/48	495	513
Class A4, 5.378% 8/12/48	51	58
Series 2007-6 Class A4, 5.485% 3/12/51 (e)	2,000	2,305
Series 2007-7 Class A4, 5.7277% 6/12/50 (e)	4,438	5,075
Series 2006-3 Class ASB, 5.382% 7/12/46 (e)	4,060	4,187
Series 2007-6 Class B, 5.635% 3/12/51 (e)	1,268	266
Series 2007-8 Class A3, 5.9492% 8/12/49 (e)	1,094	1,271
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA Class C, 0.368% 10/15/20 (b)(e)	728	675
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,140	1,152
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (e)	642	673
Series 2007-IQ13 Class A4, 5.364% 3/15/44	5,000	5,775
Series 2006-IQ11:
Class A3, 5.6873% 10/15/42 (e)	307	311
Class A4, 5.7233% 10/15/42 (e)	380	431
Series 2006-T23 Class A3, 5.8159% 8/12/41 (e)	647	675
Series 2007-IQ14 Class A4, 5.692% 4/15/49 (e)	1,902	2,205
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class E, 0.4875% 9/15/21 (b)(e)	252	227
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (b)	442	446
Series 2003-C8 Class A3, 4.445% 11/15/35	1,457	1,472
Series 2006-C29 Class A3, 5.313% 11/15/48	3,368	3,503
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C30:
Class A3, 5.246% 12/15/43	$ 404	$ 420
Class A4, 5.305% 12/15/43	373	402
Class A5, 5.342% 12/15/43	1,357	1,555
Series 2007-C31 Class A4, 5.509% 4/15/47	8,483	9,806
Series 2007-C32 Class A3, 5.7501% 6/15/49 (e)	7,152	8,353
Series 2007-C33 Class A5, 5.9225% 2/15/51 (e)	839	981
Series 2003-C6 Class G, 5.125% 8/15/35 (b)(e)	602	609
Series 2005-C19 Class B, 4.892% 5/15/44	1,268	1,344
Series 2005-C22:
Class B, 5.3835% 12/15/44 (e)	2,812	1,922
Class F, 5.3835% 12/15/44 (b)(e)	2,115	457
Series 2006-C23 Class A5, 5.416% 1/15/45 (e)	7,395	8,379
Series 2006-C25 Class AM, 5.7367% 5/15/43 (e)	664	740
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $205,832)		293,928
Municipal Securities - 0.8%

American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	9,720	14,431
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2010 S1, 7.043% 4/1/50	2,375	3,509
California Gen. Oblig.:
5.25% 4/1/14	5,000	5,287
7.55% 4/1/39	15,000	21,668
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	7,460	7,904
Series 2011:
4.511% 3/1/15	1,590	1,695
4.961% 3/1/16	2,830	3,110
5.365% 3/1/17	1,875	2,110
5.877% 3/1/19	3,500	4,035
Kaiser Foundation Hospitals 4.875% 4/1/42	1,800	2,053
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	4,985	6,546
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	9,025	12,265
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	10,725	13,452
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York Metropolitan Trans. Auth. Rev.Series 2010 A, 6.668% 11/15/39	$ 5,235	$ 6,926
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	6,320	7,961
Univ. of California Revs. Series 2009 R, 5.77% 5/15/43	1,000	1,237
Univ. of Texas Board of Regents Sys. Rev.Series 2010 C, 4.794% 8/15/46	9,640	11,536
TOTAL MUNICIPAL SECURITIES (Cost $105,853)		125,725
Foreign Government and Government Agency Obligations - 1.6%

Brazilian Federative Republic:
4.875% 1/22/21	15,540	18,726
5.625% 1/7/41	13,000	17,063
6% 1/17/17	3,000	3,563
Canadian Government:
0.875% 2/14/17	2,200	2,223
2.375% 9/10/14	3,000	3,111
Chilean Republic 3.25% 9/14/21	9,000	9,824
Export Development Canada 1.25% 10/26/16	4,000	4,111
Israeli State 4% 6/30/22	7,000	7,581
Italian Republic:
3.125% 1/26/15	16,000	16,249
6.875% 9/27/23	6,000	6,936
Korean Republic 7.125% 4/16/19	6,650	8,737
Manitoba Province:
1.3% 4/3/17	3,420	3,506
2.1% 9/6/22	1,900	1,906
New Brunswick Province 2.75% 6/15/18	4,350	4,722
Ontario Province:
0.95% 5/26/15	17,000	17,215
4% 10/7/19	15,000	17,345
Polish Government:
3.875% 7/16/15	4,350	4,676
5% 10/19/15	3,050	3,396
5% 3/23/22	14,500	17,183
Province of British Columbia 1.2% 4/25/17	7,600	7,771
Province of Quebec 2.75% 8/25/21	20,000	21,054
South African Republic:
5.875% 5/30/22	1,900	2,361
6.875% 5/27/19	5,700	7,213
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
United Mexican States:
3.625% 3/15/22	$ 3,000	$ 3,285
4.75% 3/8/44	1,250	1,425
5.125% 1/15/20	23,500	28,083
6.05% 1/11/40	6,000	8,100
Uruguay Republic 4.125% 11/20/45	4,750	4,762
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $227,789)		252,127
Supranational Obligations - 1.0%

African Development Bank:
euro 3% 5/27/14	5,000	5,196
1.125% 3/15/17	1,300	1,327
Asian Development Bank:
1.125% 3/15/17	5,000	5,101
2.75% 5/21/14	30,000	31,058
Council of Europe Development Bank 2.625% 2/16/16	4,250	4,503
European Bank for Reconstruction and Development:
1.625% 9/3/15	4,750	4,893
2.5% 3/15/16	3,800	4,020
European Investment Bank:
1.625% 3/15/13	3,000	3,011
2.875% 1/15/15	5,000	5,252
3.125% 6/4/14	72,000	74,884
Inter-American Development Bank:
0.5% 8/17/15	1,900	1,909
1.125% 3/15/17	17,100	17,458
3% 4/22/14	7,700	7,991
3.875% 9/17/19	5,000	5,878
International Bank for Reconstruction & Development 1.75% 7/15/13	4,000	4,036
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $170,086)		176,517
Preferred Securities - 0.0%
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (c)(e) (Cost $1,144)	$ 1,725	$ 1,938

Money Market Funds - 5.7%
	Shares
Fidelity Cash Central Fund, 0.19% (a) (Cost $932,803)	932,802,792	932,803
TOTAL INVESTMENT PORTFOLIO - 105.8% (Cost $16,152,130)		17,163,823
NET OTHER ASSETS (LIABILITIES) - (5.8)%		(937,357)
NET ASSETS - 100%		$ 16,226,466
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3.5% 12/1/42	$ (59,800)	(63,808)
3.5% 12/1/42	(64,600)	(68,931)
3.5% 12/1/42	(42,600)	(45,456)
3.5% 12/1/42	(22,000)	(23,475)
4% 12/1/42	(4,000)	(4,285)
4.5% 12/1/42	(3,300)	(3,557)
TOTAL FANNIE MAE		(209,512)
Ginnie Mae
3.5% 12/1/42	(58,900)	(64,204)
3.5% 12/1/42	(58,900)	(64,204)
4.5% 12/1/42	(1,000)	(1,089)
5% 12/1/42	(1,000)	(1,087)
TOTAL GINNIE MAE		(130,584)
TOTAL TBA SALE COMMITMENTS (Proceeds $339,137)		$ (340,096)
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $126,695,000 or 0.8% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 398
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 3,650,721	$ -	$ 3,650,721	$ -
U.S. Government and Government Agency Obligations	6,657,992	-	6,657,992	-
U.S. Government Agency - Mortgage Securities	5,047,773	-	5,047,773	-
Asset-Backed Securities	24,228	-	23,792	436
Collateralized Mortgage Obligations	71	-	5	66
Commercial Mortgage Securities	293,928	-	293,928	-
Municipal Securities	125,725	-	125,725	-
Foreign Government and Government Agency Obligations	252,127	-	252,127	-
Supranational Obligations	176,517	-	176,517	-
Preferred Securities	1,938	-	1,938	-
Money Market Funds	932,803	932,803	-	-
Total Investments in Securities:	$ 17,163,823	$ 932,803	$ 16,230,518	$ 502
Other Financial Instruments:
TBA Sale Commitments	$ (340,096)	$ -	$ (340,096)	$ -
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $16,209,950,000. Net unrealized appreciation aggregated $953,873,000, of which $961,850,000 related to appreciated investment securities and $7,977,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 29, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2013